UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Diversified International Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,137.20	$ 6.57
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.21
Class T
Actual	$ 1,000.00	$ 1,135.80	$ 7.73
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.30
Class B
Actual	$ 1,000.00	$ 1,132.10	$ 11.00
HypotheticalA	$ 1,000.00	$ 1,014.48	$ 10.39
Class C
Actual	$ 1,000.00	$ 1,132.60	$ 10.52
HypotheticalA	$ 1,000.00	$ 1,014.93	$ 9.94
Institutional Class
Actual	$ 1,000.00	$ 1,138.40	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.46%
Class B	2.08%
Class C	1.99%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Allianz AG sponsored ADR (Germany, Insurance)	2.5	2.1
Nestle SA (Switzerland, Food Products)	2.4	1.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	1.8
AXA SA (France, Insurance)	2.2	2.0
	11.7
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.5	36.6
Industrials	15.2	13.7
Information Technology	11.5	10.0
Consumer Discretionary	9.5	10.5
Consumer Staples	7.2	3.7
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	25.4	29.0
Germany	16.9	13.7
Switzerland	10.4	9.7
United Kingdom	9.7	7.6
France	8.5	10.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks and Equity Futures 96.6%	Stocks and Equity Futures 99.0%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 1.0%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
Australia - 2.7%
Aristocrat Leisure Ltd.	2,491,000	$ 34,340
BHP Billiton Ltd. sponsored ADR (d)	658,700	32,171
Computershare Ltd.	8,158,500	70,801
CSL Ltd.	1,758,200	127,437
Downer EDI Ltd.	8,086,100	50,296
National Australia Bank Ltd.	2,578,500	91,691
Rio Tinto Ltd.	306,500	21,093
Woolworths Ltd.	460,100	10,813
TOTAL AUSTRALIA		438,642
Brazil - 0.4%
Banco Nossa Caixa SA	1,986,700	30,964
Medial Saude SA	1,952,000	27,814
Uniao de Bancos Brasileiros SA (Unibanco) GDR	15,900	1,543
TOTAL BRAZIL		60,321
Canada - 0.6%
Canadian Natural Resources Ltd.	582,300	34,700
Canadian Western Bank, Edmonton	417,500	8,986
EnCana Corp.	500,648	26,207
First Quantum Minerals Ltd.	165,600	11,433
OZ Optics Ltd. unit (a)(g)	5,400	80
Talisman Energy, Inc.	441,000	8,368
TOTAL CANADA		89,774
Cayman Islands - 0.4%
GlobalSantaFe Corp.	123,400	7,889
Lee & Man Paper Manufacturing Ltd.	10,504,500	29,677
Semiconductor Manufacturing International Corp. (a)	166,854,000	24,529
TOTAL CAYMAN ISLANDS		62,095
China - 0.0%
China Molybdenum Co. Ltd. (H Shares)	592,000	944
Finland - 1.4%
Metso Corp.	948,000	52,418
Neste Oil Oyj	691,600	24,745
Nokia Corp. sponsored ADR	5,716,200	144,334
TOTAL FINLAND		221,497
France - 8.5%
Alcatel-Lucent SA sponsored ADR	9,195,300	121,838
Arkema sponsored ADR (a)	2,572	154
AXA SA	1,308,555	60,272
Common Stocks - continued
	Shares	Value (000s)
France - continued
AXA SA sponsored ADR	6,538,300	$ 301,154
BNP Paribas SA	253,300	29,605
CNP Assurances (d)	287,000	36,795
Gaz de France (d)	1,856,400	87,650
L'Air Liquide SA	227,370	56,699
Lagardere S.C.A. (Reg.) (d)	580,982	45,919
Neuf Cegetel	1,217,511	49,842
Orpea (a)	256,200	26,445
Pernod Ricard SA	46,240	9,891
Peugeot Citroen SA	102,000	8,322
Remy Cointreau SA	556,800	40,840
Renault SA	97,000	12,670
Societe Generale Series A	244,355	52,184
Sodexho Alliance SA	257,700	20,575
Television Francaise 1 SA (d)	1,665,600	57,504
Total SA:
Series B	353,100	26,020
sponsored ADR	1,674,400	123,387
Unibail (Reg.)	158,700	44,274
Vallourec SA	40,400	11,136
Vinci SA	607,606	98,294
Vivendi Universal SA (d)	1,445,200	59,913
TOTAL FRANCE		1,381,383
Germany - 16.9%
Aareal Bank AG	1,197,059	63,625
Allianz AG sponsored ADR (d)	17,988,870	399,714
Bayer AG (d)	927,400	63,416
Bayer AG sponsored ADR (d)	1,885,100	128,903
Beiersdorf AG (d)	121,000	8,759
Bilfinger Berger AG	575,100	54,550
Commerzbank AG	1,388,100	69,612
Deutsche Postbank AG	598,400	58,720
Deutz AG (a)	2,212,016	35,468
E.ON AG sponsored ADR (d)	2,765,000	138,609
GFK AG	178,956	8,254
Heidelberger Druckmaschinen AG	960,700	45,661
Henkel KGaA	452,709	63,692
Hochtief AG	736,411	77,880
Hypo Real Estate Holding AG	1,857,740	124,624
Interhyp AG	59,687	7,418
IWKA AG (a)(e)	1,533,923	49,316
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
K&S AG	468,000	$ 61,577
KarstadtQuelle AG (a)(d)	2,910,900	112,414
Linde AG	450,256	50,591
MAN AG	427,700	57,448
MLP AG (d)	2,814,300	70,394
MTU Aero Engines Holding AG (d)	512,651	30,081
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	1,415,500	253,212
Patrizia Immobilien AG	1,171,800	24,865
Pfleiderer AG	228,750	7,523
Q-Cells AG (d)	932,400	67,816
RWE AG (d)	553,961	58,668
SAP AG sponsored ADR (d)	1,292,600	62,045
SGL Carbon AG (a)(e)	3,649,687	143,285
Siemens AG:
(Reg.)	798,400	96,582
sponsored ADR	1,263,500	152,846
Wacker Chemie AG	277,100	50,707
Wincor Nixdorf AG	256,800	25,294
TOTAL GERMANY		2,723,569
Greece - 0.1%
Hellenic Exchanges Holding SA	512,400	12,236
Ireland - 1.0%
AgCert International (a)	4,313,966	4,399
Bank of Ireland	2,042,700	44,230
C&C Group PLC	2,462,468	41,567
Smurfit Kappa Group plc	2,471,700	67,795
TOTAL IRELAND		157,991
Israel - 0.5%
Bank Hapoalim BM (Reg.)	7,390,800	38,862
Mizrahi Tefahot Bank Ltd.	6,548,865	48,808
TOTAL ISRAEL		87,670
Italy - 3.1%
Banca Popolare Italiana-Bpl (a)	1,354,300	22,720
Banco Popolare di Verona e Novara (d)	2,447,179	82,217
Buzzi Unicem Spa	579,600	18,721
ENI Spa	288,700	9,562
Fiat Spa (d)	2,283,800	67,846
Intesa Sanpaolo Spa (d)	8,100,454	68,313
Mediobanca Spa	1,642,300	38,255
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Milano Assicurazioni Spa (d)	1,337,400	$ 13,220
Pirelli & C. Real Estate Spa (d)	532,100	40,698
Prysmian SPA	479,100	9,807
Unicredito Italiano Spa	3,751,800	38,807
Unione di Banche Italiane Scpa	2,795,400	85,066
TOTAL ITALY		495,232
Japan - 23.8%
Aeon Co. Ltd.	3,504,700	64,112
Aeon Mall Co. Ltd. (d)	1,695,800	56,761
Aoyama Trading Co. Ltd.	1,633,400	49,950
Arealink Co. Ltd. (d)	30,819	20,412
Asahi Glass Co. Ltd.	3,062,000	41,194
Asics Corp.	2,102,000	26,472
Bank of Nagoya Ltd.	5,162,000	35,197
Canon Fintech, Inc.	893,300	15,912
Canon, Inc. sponsored ADR	2,120,800	119,189
Chiba Bank Ltd.	5,205,000	43,027
Credit Saison Co. Ltd.	2,419,300	68,794
Daiei, Inc. (a)(d)	1,506,900	17,753
Daiwa House Industry Co. Ltd.	2,166,000	33,956
Daiwa Securities Group, Inc.	13,438,000	149,691
DCM Japan Holdings Co. Ltd. (d)	3,112,820	29,324
E*TRADE Securities Co. Ltd. (d)	4,002	4,311
East Japan Railway Co.	6,136	49,763
Fujitsu Ltd.	6,858,000	43,113
Fukuoka Financial Group, Inc. (a)	4,793,000	36,508
Hokuhoku Financial Group, Inc.	6,024,000	19,515
Honda Motor Co. Ltd.	359,900	12,391
Inpex Holdings, Inc.	3,497	29,515
Isetan Co. Ltd.	1,706,400	27,918
Juroku Bank Ltd.	7,308,000	43,016
Kansai Paint Co. Ltd. Osaka	1,965,000	15,852
KDDI Corp.	2,297	18,054
Konica Minolta Holdings, Inc.	2,323,500	31,796
Kubota Corp.	178,000	1,682
Marui Co. Ltd.	4,410,200	52,399
Matsui Securities Co. Ltd.	155,800	1,148
Millea Holdings, Inc.	883,500	32,741
Misumi Group, Inc.	1,530,700	26,320
Mitsubishi Estate Co. Ltd.	4,286,000	132,898
Mitsui & Co. Ltd.	8,356,000	150,273
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui Fudosan Co. Ltd.	3,348,000	$ 97,739
Mizuho Financial Group, Inc.	5,201	31,302
Monex Beans Holdings, Inc.	10,893	9,203
Murata Manufacturing Co. Ltd.	1,772,800	130,662
Namco Bandai Holdings, Inc.	1,242,400	20,192
Nidec Corp.	1,027,500	64,832
Nintendo Co. Ltd.	225,200	70,355
Nippon Chemi-con Corp.	3,839,900	35,918
Nippon Electric Glass Co. Ltd.	5,644,200	96,611
Nitto Denko Corp. (d)	555,700	24,529
Nomura Holdings, Inc.	4,531,700	87,281
Nomura Holdings, Inc. sponsored ADR	4,015,900	77,346
NSK Ltd.	6,117,000	59,204
NTT Urban Development Co.	22,535	53,531
Okamura Corp.	3,221,000	35,832
OMC Card, Inc. (d)	6,608,200	46,284
Omron Corp.	3,324,000	89,061
ORIX Corp.	668,500	178,270
Sekisui House Ltd.	4,321,000	63,780
Seven & I Holdings Co. Ltd.	943,500	27,210
SFCG Co. Ltd.	376,930	66,293
Sompo Japan Insurance, Inc.	8,540,000	104,313
Sony Corp.	8,400	447
Sony Corp. sponsored ADR	2,522,900	134,370
Sumco Corp.	462,500	20,100
Sumitomo Corp.	7,643,000	130,919
Sumitomo Electric Industries Ltd.	4,612,500	65,237
Sumitomo Metal Industries Ltd.	9,650,000	49,003
Sumitomo Mitsui Financial Group, Inc.	1,265	11,053
Sumitomo Osaka Cement Co. Ltd.	8,325,000	24,287
T&D Holdings, Inc.	608,500	38,542
Tokai Carbon Co. Ltd. (d)	9,268,000	79,799
Tokuyama Corp.	2,697,000	40,440
Tokyo Tomin Bank Ltd.	1,681,900	58,144
Toyota Industries Corp.	224,500	10,579
Toyota Motor Corp.	2,479,800	150,549
Yamada Denki Co. Ltd.	227,830	21,054
Yamaguchi Financial Group, Inc. (a)	3,169,000	39,778
TOTAL JAPAN		3,845,006
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.1%
Kookmin Bank sponsored ADR	87,710	$ 7,878
LG Electronics, Inc.	206,590	13,779
TOTAL KOREA (SOUTH)		21,657
Luxembourg - 0.0%
SES SA FDR unit	457,337	8,987
Malaysia - 0.7%
Gamuda BHD	20,558,200	47,160
IJM Corp. BHD	8,469,600	21,533
Public Bank BHD (For. Reg.)	8,688,500	25,390
Resorts World BHD	20,607,500	19,632
TOTAL MALAYSIA		113,715
Mexico - 0.1%
Fomento Economico Mexicano SA de CV sponsored ADR	224,700	24,198
Netherlands - 4.7%
ABN-AMRO Holding NV (d)	649,300	31,459
Arcelor Mittal	1,730,800	92,459
ASML Holding NV (a)	946,500	25,792
De Telegraaf Holding NV (Certificaten Van Aandelen)	897,476	30,703
Heineken NV (Bearer) (d)	2,294,000	121,811
ING Groep NV sponsored ADR	191,700	8,743
Koninklijke Numico NV (d)	643,586	35,621
Koninklijke Philips Electronics NV (NY Shares)	4,134,200	169,668
Reed Elsevier NV sponsored ADR	1,932,300	72,732
Rodamco Europe NV (d)	214,500	31,782
SBM Offshore NV	1,246,600	45,011
Unilever NV:
(Certificaten Van Aandelen)	1,980,600	60,784
(NY Shares)	846,300	25,812
TOTAL NETHERLANDS		752,377
Norway - 1.2%
Aker Kvaerner ASA	3,883,550	92,531
DnB Nor ASA (d)	521,280	7,492
Hafslund ASA (B Shares) (d)	1,212,113	29,848
Kongsberg Gruppen ASA	1,950	66
Odfjell ASA (B Shares)	702,300	12,572
Renewable Energy Corp. AS	1,952,900	56,460
TOTAL NORWAY		198,969
Common Stocks - continued
	Shares	Value (000s)
Singapore - 0.6%
CapitaCommercial Trust (REIT)	10,756,000	$ 19,966
CapitaLand Ltd.	5,301,000	29,659
City Developments Ltd.	5,092,000	53,963
TOTAL SINGAPORE		103,588
South Africa - 0.8%
Absa Group Ltd.	1,216,900	25,190
African Rainbow Minerals Ltd. (a)	931,200	15,733
Barloworld Ltd.	1,794,100	50,334
Massmart Holdings Ltd.	660,276	9,200
Nedbank Group Ltd.	1,566,205	33,655
TOTAL SOUTH AFRICA		134,112
Spain - 1.7%
Banco Santander Central Hispano SA	343,990	6,192
Banco Santander Central Hispano SA sponsored ADR	1,355,100	23,972
Bolsas Y Mercados Espanoles	449,694	24,577
Enagas SA	195,900	4,772
Grupo Ferrovial SA	441,400	48,247
Inditex SA	1,352,900	83,779
Telefonica SA sponsored ADR	1,135,100	76,790
TOTAL SPAIN		268,329
Sweden - 2.2%
Atlas Copco AB (B Shares) (d)	1,162,200	42,327
Hennes & Mauritz AB (H&M) (B Shares) (d)	623,450	41,550
Scania AB (B Shares) (d)	676,000	65,081
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,475,100	208,985
TOTAL SWEDEN		357,943
Switzerland - 10.4%
ABB Ltd.:
(Reg.)	4,987,147	101,159
sponsored ADR	919,300	18,349
Baloise Holdings AG (Reg.)	240,142	26,323
Converium Holding AG	1,308,082	24,909
Credit Suisse Group sponsored ADR	1,510,300	118,559
Julius Baer Holding AG (Bearer)	829,776	58,325
Nestle SA:
(Reg.)	611,450	242,990
sponsored ADR (d)	1,435,000	142,567
Novartis AG sponsored ADR	496,932	28,867
Phonak Holding AG	274,055	24,391
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	1,961,070	$ 369,662
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	98,154	125,389
Swiss Life Holding	152,517	39,586
Swiss Reinsurance Co. (Reg.)	177,678	16,799
Syngenta AG sponsored ADR	36,500	1,449
UBS AG (NY Shares)	2,264,745	146,982
Zurich Financial Services AG (Reg.)	648,346	189,482
TOTAL SWITZERLAND		1,675,788
Taiwan - 2.3%
Advanced Semiconductor Engineering, Inc. (a)	60,946,692	70,820
ASE Test Ltd. (a)	4,176,700	53,587
ASE Test Ltd. unit (a)	1,000,000	163
Compal Electronics, Inc.	23,809,000	21,725
ProMOS Technologies, Inc. (a)	57,137,000	22,553
Siliconware Precision Industries Co. Ltd.	11,667,000	22,413
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,729,800	55,579
Taiwan Cellular Co. Ltd.	21,737,000	22,575
Taiwan Semiconductor Manufacturing Co. Ltd.	13,944,000	28,754
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,068,800	32,345
Wistron Corp.	26,804,000	40,067
TOTAL TAIWAN		370,581
Turkey - 0.1%
Tupras-Turkiye Petrol Rafinerileri AS	510,000	10,425
United Kingdom - 9.7%
AstraZeneca PLC (United Kingdom)	944,400	51,290
Babcock International Group PLC	1,532,900	13,532
BP PLC sponsored ADR	121,000	8,146
Burberry Group PLC	1,816,042	25,236
Cookson Group PLC	2,042,800	27,019
Dawnay Day Treveria PLC	26,423,300	51,382
GlaxoSmithKline PLC sponsored ADR	1,777,700	102,716
HBOS plc	4,495,400	97,344
Intertek Group PLC	1,513,300	28,276
John Wood Group PLC	1,140,400	6,424
NETeller PLC (a)	3,341,600	5,880
Next PLC	1,114,700	52,354
Old Mutual plc	10,276,800	36,801
Rentokil Initial PLC	18,789,300	65,275
Rio Tinto PLC sponsored ADR	257,700	62,879
Rolls-Royce Group PLC	10,984,585	105,368
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC Class A sponsored ADR	2,367,100	$ 164,158
Serco Group PLC	9,076,548	89,697
Tesco PLC	9,708,354	89,486
Unilever PLC sponsored ADR	3,568,160	111,719
Vedanta Resources PLC	131,800	3,645
Vodafone Group PLC	8,708,600	25,020
Vodafone Group PLC sponsored ADR	12,111,500	347,963
TOTAL UNITED KINGDOM		1,571,610
United States of America - 0.4%
Microsoft Corp.	1,956,400	58,575
TOTAL COMMON STOCKS (Cost $12,517,599)		15,247,214
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	8,500	0
Nonconvertible Preferred Stocks - 0.6%
Italy - 0.6%
Buzzi Unicem Spa (Risp)	1,763,100	41,541
Telecom Italia Spa (Risp)	18,878,500	46,371
TOTAL ITALY		87,912
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	650,287,432	1,300
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,371)		89,212
Government Obligations - 0.1%
	Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.96% to 5.07% 5/3/07 to 6/7/07 (f) (Cost $12,255)	$ 12,300	12,259
Money Market Funds - 13.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.29% (b)	830,980,026	$ 830,980
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	1,399,814,093	1,399,814
TOTAL MONEY MARKET FUNDS (Cost $2,230,794)		2,230,794
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $71,742)	$ 71,752	71,742
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $14,909,761)		17,651,221
NET OTHER ASSETS - (9.3)%		(1,497,947)
NET ASSETS - 100%		$ 16,153,274
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,920 Nikkei 225 Index Contracts (Japan)	June 2007	$ 252,799	$ 9,245
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,259,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$71,742,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 10,958
Barclays Capital, Inc.	24,439
Fortis Securities LLC	15,666
Lehman Brothers, Inc.	20,679
$ 71,742
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23,834
Fidelity Securities Lending Cash Central Fund	6,823
Total	$ 30,657
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dawnay Day Treveria PLC	$ 40,978	$ -	$ -	$ 896	$ -
IWKA AG	31,757	-	-	-	49,316
SGL Carbon AG	79,939	-	-	-	143,285
Total	$ 152,674	$ -	$ -	$ 896	$ 192,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,342,688 and repurchase agreements of $71,742) - See accompanying schedule: Unaffiliated issuers (cost $12,584,414)	$ 15,227,826
Fidelity Central Funds (cost $2,230,794)	2,230,794
Other affiliated issuers (cost $94,553)	192,601
Total Investments (cost $14,909,761)		$ 17,651,221
Receivable for investments sold		119,186
Receivable for fund shares sold		28,390
Dividends receivable		71,387
Distributions receivable from Fidelity Central Funds		4,725
Prepaid expenses		43
Other receivables		5,565
Total assets		17,880,517

Liabilities
Payable for investments purchased	$ 277,759
Payable for fund shares redeemed	29,296
Accrued management fee	9,474
Distribution fees payable	4,473
Payable for daily variation on futures contracts	1,387
Other affiliated payables	2,851
Other payables and accrued expenses	2,189
Collateral on securities loaned, at value	1,399,814
Total liabilities		1,727,243

Net Assets		$ 16,153,274
Net Assets consist of:
Paid in capital		$ 12,274,841
Undistributed net investment income		70,441
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,057,337
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,750,655
Net Assets		$ 16,153,274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,250,793 ÷ 212,947 shares)	$ 24.66

Maximum offering price per share (100/94.25 of $24.66)	$ 26.16
Class T: Net Asset Value and redemption price per share ($3,896,114 ÷ 159,704 shares)	$ 24.40

Maximum offering price per share (100/96.50 of $24.39)	$ 25.28
Class B: Net Asset Value and offering price per share ($550,140 ÷ 23,250 shares)A	$ 23.66

Class C: Net Asset Value and offering price per share ($1,602,044 ÷ 67,555 shares)A	$ 23.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,854,183 ÷ 193,933 shares)	$ 25.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends (including $896 earned from other affiliated issuers)		$ 154,869
Interest		882
Income from Fidelity Central Funds		30,657
		186,408
Less foreign taxes withheld		(17,626)
Total income		168,782

Expenses
Management fee	$ 54,204
Transfer agent fees	16,021
Distribution fees	25,669
Accounting and security lending fees	1,133
Custodian fees and expenses	1,576
Independent trustees' compensation	22
Registration fees	469
Audit	80
Legal	125
Miscellaneous	1,059
Total expenses before reductions	100,358
Expense reductions	(4,432)	95,926
Net investment income (loss)		72,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,144,574
Foreign currency transactions	(2,043)
Futures contracts	24,849
Total net realized gain (loss)		1,167,380
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $86)	714,049
Assets and liabilities in foreign currencies	(226)
Futures contracts	(1,360)
Total change in net unrealized appreciation (depreciation)		712,463
Net gain (loss)		1,879,843
Net increase (decrease) in net assets resulting from operations		$ 1,952,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,856	$ 153,748
Net realized gain (loss)	1,167,380	1,020,572
Change in net unrealized appreciation (depreciation)	712,463	889,367
Net increase (decrease) in net assets resulting from operations	1,952,699	2,063,687
Distributions to shareholders from net investment income	(133,151)	(64,018)
Distributions to shareholders from net realized gain	(974,838)	(425,957)
Total distributions	(1,107,989)	(489,975)
Share transactions - net increase (decrease)	882,746	4,317,582
Redemption fees	245	520
Total increase (decrease) in net assets	1,727,701	5,891,814

Net Assets
Beginning of period	14,425,573	8,533,759
End of period (including undistributed net investment income of $70,441 and undistributed net investment income of $144,715, respectively)	$ 16,153,274	$ 14,425,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 20.30	$ 16.97	$ 14.60	$ 11.12	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.12	.30	.19	.08	.09	.07
Net realized and unrealized gain (loss)	2.92	3.91	3.27	2.41	3.45	(.82)
Total from investment operations	3.04	4.21	3.46	2.49	3.54	(.75)
Distributions from net investment income	(.23)	(.14)	(.05)	(.12)	(.06)	-
Distributions from net realized gain	(1.57)	(.95)	(.08)	-	-	-
Total distributions	(1.80)	(1.09)	(.13)	(.12)	(.06)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 24.66	$ 23.42	$ 20.30	$ 16.97	$ 14.60	$ 11.12
Total Return B, C, D	13.72%	21.54%	20.50%	17.15%	31.99%	(6.32)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.26%	1.27%	1.31%	1.42%	1.46%
Expenses net of fee waivers, if any	1.24% A	1.26%	1.27%	1.31%	1.42%	1.46%
Expenses net of all reductions	1.18% A	1.20%	1.20%	1.27%	1.39%	1.43%
Net investment income (loss)	1.03% A	1.33%	1.02%	.51%	.71%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 5,251	$ 4,694	$ 2,792	$ 1,294	$ 241	$ 52
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.17	$ 20.12	$ 16.82	$ 14.47	$ 11.01	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.09	.25	.15	.03	.05	.02
Net realized and unrealized gain (loss)	2.89	3.89	3.23	2.39	3.43	(.81)
Total from investment operations	2.98	4.14	3.38	2.42	3.48	(.79)
Distributions from net investment income	(.18)	(.14)	-	(.07)	(.02)	-
Distributions from net realized gain	(1.57)	(.95)	(.08)	-	-	-
Total distributions	(1.75)	(1.09)	(.08)	(.07)	(.02)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 24.40	$ 23.17	$ 20.12	$ 16.82	$ 14.47	$ 11.01
Total Return B, C, D	13.58%	21.33%	20.16%	16.78%	31.66%	(6.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.48%	1.51%	1.61%	1.75%	1.79%
Expenses net of fee waivers, if any	1.46% A	1.48%	1.51%	1.61%	1.75%	1.79%
Expenses net of all reductions	1.40% A	1.42%	1.45%	1.57%	1.72%	1.76%
Net investment income (loss)	.81% A	1.12%	.77%	.21%	.38%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 3,896	$ 3,609	$ 2,420	$ 1,510	$ 552	$ 204
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.46	$ 19.60	$ 16.46	$ 14.19	$ 10.84	$ 11.68
Income from Investment Operations
Net investment income (loss) E	.02	.10	.02	(.07)	(.02)	(.04)
Net realized and unrealized gain (loss)	2.80	3.79	3.16	2.35	3.37	(.80)
Total from investment operations	2.82	3.89	3.18	2.28	3.35	(.84)
Distributions from net investment income	(.05)	(.08)	-	(.01)	-	-
Distributions from net realized gain	(1.57)	(.95)	(.04)	-	-	-
Total distributions	(1.62)	(1.03)	(.04)	(.01)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 23.66	$ 22.46	$ 19.60	$ 16.46	$ 14.19	$ 10.84
Total Return B, C, D	13.21%	20.55%	19.35%	16.08%	30.90%	(7.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.12%	2.16%	2.24%	2.32%	2.32%
Expenses net of fee waivers, if any	2.08% A	2.12%	2.16%	2.24%	2.32%	2.32%
Expenses net of all reductions	2.02% A	2.06%	2.10%	2.20%	2.29%	2.29%
Net investment income (loss)	.19% A	.48%	.12%	(.42)%	(.19)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 550	$ 508	$ 351	$ 196	$ 89	$ 49
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.53	$ 19.65	$ 16.48	$ 14.22	$ 10.86	$ 11.68
Income from Investment Operations
Net investment income (loss) E	.03	.12	.04	(.05)	(.01)	(.03)
Net realized and unrealized gain (loss)	2.80	3.79	3.17	2.35	3.37	(.79)
Total from investment operations	2.83	3.91	3.21	2.30	3.36	(.82)
Distributions from net investment income	(.08)	(.08)	-	(.04)	-	-
Distributions from net realized gain	(1.57)	(.95)	(.04)	-	-	-
Total distributions	(1.65)	(1.03)	(.04)	(.04)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 23.71	$ 22.53	$ 19.65	$ 16.48	$ 14.22	$ 10.86
Total Return B, C, D	13.26%	20.62%	19.51%	16.21%	30.94%	(7.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	2.02%	2.05%	2.13%	2.23%	2.25%
Expenses net of fee waivers, if any	1.99% A	2.02%	2.05%	2.13%	2.23%	2.25%
Expenses net of all reductions	1.94% A	1.96%	1.99%	2.09%	2.20%	2.22%
Net investment income (loss)	.28% A	.57%	.23%	(.31)%	(.10)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,602	$ 1,395	$ 758	$ 381	$ 124	$ 54
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.78	$ 20.56	$ 17.18	$ 14.74	$ 11.22	$ 11.94
Income from Investment Operations
Net investment income (loss) D	.16	.37	.25	.13	.13	.11
Net realized and unrealized gain (loss)	2.95	3.98	3.30	2.44	3.48	(.83)
Total from investment operations	3.11	4.35	3.55	2.57	3.61	(.72)
Distributions from net investment income	(.29)	(.18)	(.09)	(.13)	(.09)	-
Distributions from net realized gain	(1.57)	(.95)	(.08)	-	-	-
Total distributions	(1.86)	(1.13)	(.17)	(.13)	(.09)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 25.03	$ 23.78	$ 20.56	$ 17.18	$ 14.74	$ 11.22
Total Return B, C	13.84%	21.96%	20.81%	17.54%	32.41%	(6.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.97%	.97%	1.03%	1.09%	1.11%
Expenses net of fee waivers, if any	.97% A	.97%	.97%	1.03%	1.09%	1.11%
Expenses net of all reductions	.91% A	.92%	.91%	.98%	1.06%	1.07%
Net investment income (loss)	1.31% A	1.62%	1.32%	.80%	1.04%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 4,854	$ 4,220	$ 2,213	$ 1,185	$ 391	$ 88
Portfolio turnover rate F	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,000,078
Unrealized depreciation	(359,328)
Net unrealized appreciation (depreciation)	$ 2,640,750
Cost for federal income tax purposes	$ 15,010,471

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,992,279 and $8,331,475, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26 during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about July 18, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,193	$ 412
Class T	.25%	.25%	9,357	180
Class B	.75%	.25%	2,648	1,992
Class C	.75%	.25%	7,471	2,304
			$ 25,669	$ 4,888

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 627
Class T	138
Class B*	404
Class C*	159
$ 1,328

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,484.22
Class T	3,564.19
Class B	818.31
Class C	1,669.22
Institutional Class	4,486.20
	$ 16,021

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,823.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,131 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 34
Class T	32
Institutional Class	17
$ 83

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 46,511	$ 20,889
Class T	28,116	17,028
Class B	1,108	1,465
Class C	5,232	3,357
Institutional Class	52,184	21,279
Total	$ 133,151	$ 64,018
From net realized gain
Class A	$ 316,110	$ 137,810
Class T	243,882	118,069
Class B	35,515	17,614
Class C	97,792	38,898
Institutional Class	281,539	113,566
Total	$ 974,838	$ 425,957

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	32,458	92,555	$ 758,844	$ 2,062,928
Reinvestment of distributions	13,015	5,911	292,974	120,998
Shares redeemed	(32,931)	(35,607)	(770,830)	(794,472)
Net increase (decrease)	12,542	62,859	$ 280,988	$ 1,389,454
Class T
Shares sold	17,648	62,102	$ 408,711	$ 1,371,264
Reinvestment of distributions	11,891	6,462	265,044	131,108
Shares redeemed	(25,588)	(33,079)	(591,618)	(728,634)
Net increase (decrease)	3,951	35,485	$ 82,137	$ 773,738
Class B
Shares sold	2,117	7,773	$ 47,498	$ 166,883
Reinvestment of distributions	1,452	822	31,456	16,265
Shares redeemed	(2,941)	(3,861)	(66,009)	(82,950)
Net increase (decrease)	628	4,734	$ 12,945	$ 100,198

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	8,144	28,685	$ 182,538	$ 617,751
Reinvestment of distributions	3,357	1,513	72,889	30,000
Shares redeemed	(5,837)	(6,902)	(131,577)	(148,267)
Net increase (decrease)	5,664	23,296	$ 123,850	$ 499,484
Institutional Class
Shares sold	40,259	101,236	$ 954,608	$ 2,276,221
Reinvestment of distributions	9,822	3,981	224,239	82,534
Shares redeemed	(33,609)	(35,373)	(796,021)	(804,047)
Net increase (decrease)	16,472	69,844	$ 382,826	$ 1,554,708

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified International Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the MSCI EAFE (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 0.9 basis points. As a result, the fund's hypothetical management fee would have been 0.9 basis points ($1.1 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ADIF-USAN-0607
1.784871.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Diversified International Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,137.20	$ 6.57
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.21
Class T
Actual	$ 1,000.00	$ 1,135.80	$ 7.73
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.30
Class B
Actual	$ 1,000.00	$ 1,132.10	$ 11.00
HypotheticalA	$ 1,000.00	$ 1,014.48	$ 10.39
Class C
Actual	$ 1,000.00	$ 1,132.60	$ 10.52
HypotheticalA	$ 1,000.00	$ 1,014.93	$ 9.94
Institutional Class
Actual	$ 1,000.00	$ 1,138.40	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.46%
Class B	2.08%
Class C	1.99%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Allianz AG sponsored ADR (Germany, Insurance)	2.5	2.1
Nestle SA (Switzerland, Food Products)	2.4	1.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	1.8
AXA SA (France, Insurance)	2.2	2.0
	11.7
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.5	36.6
Industrials	15.2	13.7
Information Technology	11.5	10.0
Consumer Discretionary	9.5	10.5
Consumer Staples	7.2	3.7
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	25.4	29.0
Germany	16.9	13.7
Switzerland	10.4	9.7
United Kingdom	9.7	7.6
France	8.5	10.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks and Equity Futures 96.6%	Stocks and Equity Futures 99.0%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 1.0%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
Australia - 2.7%
Aristocrat Leisure Ltd.	2,491,000	$ 34,340
BHP Billiton Ltd. sponsored ADR (d)	658,700	32,171
Computershare Ltd.	8,158,500	70,801
CSL Ltd.	1,758,200	127,437
Downer EDI Ltd.	8,086,100	50,296
National Australia Bank Ltd.	2,578,500	91,691
Rio Tinto Ltd.	306,500	21,093
Woolworths Ltd.	460,100	10,813
TOTAL AUSTRALIA		438,642
Brazil - 0.4%
Banco Nossa Caixa SA	1,986,700	30,964
Medial Saude SA	1,952,000	27,814
Uniao de Bancos Brasileiros SA (Unibanco) GDR	15,900	1,543
TOTAL BRAZIL		60,321
Canada - 0.6%
Canadian Natural Resources Ltd.	582,300	34,700
Canadian Western Bank, Edmonton	417,500	8,986
EnCana Corp.	500,648	26,207
First Quantum Minerals Ltd.	165,600	11,433
OZ Optics Ltd. unit (a)(g)	5,400	80
Talisman Energy, Inc.	441,000	8,368
TOTAL CANADA		89,774
Cayman Islands - 0.4%
GlobalSantaFe Corp.	123,400	7,889
Lee & Man Paper Manufacturing Ltd.	10,504,500	29,677
Semiconductor Manufacturing International Corp. (a)	166,854,000	24,529
TOTAL CAYMAN ISLANDS		62,095
China - 0.0%
China Molybdenum Co. Ltd. (H Shares)	592,000	944
Finland - 1.4%
Metso Corp.	948,000	52,418
Neste Oil Oyj	691,600	24,745
Nokia Corp. sponsored ADR	5,716,200	144,334
TOTAL FINLAND		221,497
France - 8.5%
Alcatel-Lucent SA sponsored ADR	9,195,300	121,838
Arkema sponsored ADR (a)	2,572	154
AXA SA	1,308,555	60,272
Common Stocks - continued
	Shares	Value (000s)
France - continued
AXA SA sponsored ADR	6,538,300	$ 301,154
BNP Paribas SA	253,300	29,605
CNP Assurances (d)	287,000	36,795
Gaz de France (d)	1,856,400	87,650
L'Air Liquide SA	227,370	56,699
Lagardere S.C.A. (Reg.) (d)	580,982	45,919
Neuf Cegetel	1,217,511	49,842
Orpea (a)	256,200	26,445
Pernod Ricard SA	46,240	9,891
Peugeot Citroen SA	102,000	8,322
Remy Cointreau SA	556,800	40,840
Renault SA	97,000	12,670
Societe Generale Series A	244,355	52,184
Sodexho Alliance SA	257,700	20,575
Television Francaise 1 SA (d)	1,665,600	57,504
Total SA:
Series B	353,100	26,020
sponsored ADR	1,674,400	123,387
Unibail (Reg.)	158,700	44,274
Vallourec SA	40,400	11,136
Vinci SA	607,606	98,294
Vivendi Universal SA (d)	1,445,200	59,913
TOTAL FRANCE		1,381,383
Germany - 16.9%
Aareal Bank AG	1,197,059	63,625
Allianz AG sponsored ADR (d)	17,988,870	399,714
Bayer AG (d)	927,400	63,416
Bayer AG sponsored ADR (d)	1,885,100	128,903
Beiersdorf AG (d)	121,000	8,759
Bilfinger Berger AG	575,100	54,550
Commerzbank AG	1,388,100	69,612
Deutsche Postbank AG	598,400	58,720
Deutz AG (a)	2,212,016	35,468
E.ON AG sponsored ADR (d)	2,765,000	138,609
GFK AG	178,956	8,254
Heidelberger Druckmaschinen AG	960,700	45,661
Henkel KGaA	452,709	63,692
Hochtief AG	736,411	77,880
Hypo Real Estate Holding AG	1,857,740	124,624
Interhyp AG	59,687	7,418
IWKA AG (a)(e)	1,533,923	49,316
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
K&S AG	468,000	$ 61,577
KarstadtQuelle AG (a)(d)	2,910,900	112,414
Linde AG	450,256	50,591
MAN AG	427,700	57,448
MLP AG (d)	2,814,300	70,394
MTU Aero Engines Holding AG (d)	512,651	30,081
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	1,415,500	253,212
Patrizia Immobilien AG	1,171,800	24,865
Pfleiderer AG	228,750	7,523
Q-Cells AG (d)	932,400	67,816
RWE AG (d)	553,961	58,668
SAP AG sponsored ADR (d)	1,292,600	62,045
SGL Carbon AG (a)(e)	3,649,687	143,285
Siemens AG:
(Reg.)	798,400	96,582
sponsored ADR	1,263,500	152,846
Wacker Chemie AG	277,100	50,707
Wincor Nixdorf AG	256,800	25,294
TOTAL GERMANY		2,723,569
Greece - 0.1%
Hellenic Exchanges Holding SA	512,400	12,236
Ireland - 1.0%
AgCert International (a)	4,313,966	4,399
Bank of Ireland	2,042,700	44,230
C&C Group PLC	2,462,468	41,567
Smurfit Kappa Group plc	2,471,700	67,795
TOTAL IRELAND		157,991
Israel - 0.5%
Bank Hapoalim BM (Reg.)	7,390,800	38,862
Mizrahi Tefahot Bank Ltd.	6,548,865	48,808
TOTAL ISRAEL		87,670
Italy - 3.1%
Banca Popolare Italiana-Bpl (a)	1,354,300	22,720
Banco Popolare di Verona e Novara (d)	2,447,179	82,217
Buzzi Unicem Spa	579,600	18,721
ENI Spa	288,700	9,562
Fiat Spa (d)	2,283,800	67,846
Intesa Sanpaolo Spa (d)	8,100,454	68,313
Mediobanca Spa	1,642,300	38,255
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Milano Assicurazioni Spa (d)	1,337,400	$ 13,220
Pirelli & C. Real Estate Spa (d)	532,100	40,698
Prysmian SPA	479,100	9,807
Unicredito Italiano Spa	3,751,800	38,807
Unione di Banche Italiane Scpa	2,795,400	85,066
TOTAL ITALY		495,232
Japan - 23.8%
Aeon Co. Ltd.	3,504,700	64,112
Aeon Mall Co. Ltd. (d)	1,695,800	56,761
Aoyama Trading Co. Ltd.	1,633,400	49,950
Arealink Co. Ltd. (d)	30,819	20,412
Asahi Glass Co. Ltd.	3,062,000	41,194
Asics Corp.	2,102,000	26,472
Bank of Nagoya Ltd.	5,162,000	35,197
Canon Fintech, Inc.	893,300	15,912
Canon, Inc. sponsored ADR	2,120,800	119,189
Chiba Bank Ltd.	5,205,000	43,027
Credit Saison Co. Ltd.	2,419,300	68,794
Daiei, Inc. (a)(d)	1,506,900	17,753
Daiwa House Industry Co. Ltd.	2,166,000	33,956
Daiwa Securities Group, Inc.	13,438,000	149,691
DCM Japan Holdings Co. Ltd. (d)	3,112,820	29,324
E*TRADE Securities Co. Ltd. (d)	4,002	4,311
East Japan Railway Co.	6,136	49,763
Fujitsu Ltd.	6,858,000	43,113
Fukuoka Financial Group, Inc. (a)	4,793,000	36,508
Hokuhoku Financial Group, Inc.	6,024,000	19,515
Honda Motor Co. Ltd.	359,900	12,391
Inpex Holdings, Inc.	3,497	29,515
Isetan Co. Ltd.	1,706,400	27,918
Juroku Bank Ltd.	7,308,000	43,016
Kansai Paint Co. Ltd. Osaka	1,965,000	15,852
KDDI Corp.	2,297	18,054
Konica Minolta Holdings, Inc.	2,323,500	31,796
Kubota Corp.	178,000	1,682
Marui Co. Ltd.	4,410,200	52,399
Matsui Securities Co. Ltd.	155,800	1,148
Millea Holdings, Inc.	883,500	32,741
Misumi Group, Inc.	1,530,700	26,320
Mitsubishi Estate Co. Ltd.	4,286,000	132,898
Mitsui & Co. Ltd.	8,356,000	150,273
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui Fudosan Co. Ltd.	3,348,000	$ 97,739
Mizuho Financial Group, Inc.	5,201	31,302
Monex Beans Holdings, Inc.	10,893	9,203
Murata Manufacturing Co. Ltd.	1,772,800	130,662
Namco Bandai Holdings, Inc.	1,242,400	20,192
Nidec Corp.	1,027,500	64,832
Nintendo Co. Ltd.	225,200	70,355
Nippon Chemi-con Corp.	3,839,900	35,918
Nippon Electric Glass Co. Ltd.	5,644,200	96,611
Nitto Denko Corp. (d)	555,700	24,529
Nomura Holdings, Inc.	4,531,700	87,281
Nomura Holdings, Inc. sponsored ADR	4,015,900	77,346
NSK Ltd.	6,117,000	59,204
NTT Urban Development Co.	22,535	53,531
Okamura Corp.	3,221,000	35,832
OMC Card, Inc. (d)	6,608,200	46,284
Omron Corp.	3,324,000	89,061
ORIX Corp.	668,500	178,270
Sekisui House Ltd.	4,321,000	63,780
Seven & I Holdings Co. Ltd.	943,500	27,210
SFCG Co. Ltd.	376,930	66,293
Sompo Japan Insurance, Inc.	8,540,000	104,313
Sony Corp.	8,400	447
Sony Corp. sponsored ADR	2,522,900	134,370
Sumco Corp.	462,500	20,100
Sumitomo Corp.	7,643,000	130,919
Sumitomo Electric Industries Ltd.	4,612,500	65,237
Sumitomo Metal Industries Ltd.	9,650,000	49,003
Sumitomo Mitsui Financial Group, Inc.	1,265	11,053
Sumitomo Osaka Cement Co. Ltd.	8,325,000	24,287
T&D Holdings, Inc.	608,500	38,542
Tokai Carbon Co. Ltd. (d)	9,268,000	79,799
Tokuyama Corp.	2,697,000	40,440
Tokyo Tomin Bank Ltd.	1,681,900	58,144
Toyota Industries Corp.	224,500	10,579
Toyota Motor Corp.	2,479,800	150,549
Yamada Denki Co. Ltd.	227,830	21,054
Yamaguchi Financial Group, Inc. (a)	3,169,000	39,778
TOTAL JAPAN		3,845,006
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.1%
Kookmin Bank sponsored ADR	87,710	$ 7,878
LG Electronics, Inc.	206,590	13,779
TOTAL KOREA (SOUTH)		21,657
Luxembourg - 0.0%
SES SA FDR unit	457,337	8,987
Malaysia - 0.7%
Gamuda BHD	20,558,200	47,160
IJM Corp. BHD	8,469,600	21,533
Public Bank BHD (For. Reg.)	8,688,500	25,390
Resorts World BHD	20,607,500	19,632
TOTAL MALAYSIA		113,715
Mexico - 0.1%
Fomento Economico Mexicano SA de CV sponsored ADR	224,700	24,198
Netherlands - 4.7%
ABN-AMRO Holding NV (d)	649,300	31,459
Arcelor Mittal	1,730,800	92,459
ASML Holding NV (a)	946,500	25,792
De Telegraaf Holding NV (Certificaten Van Aandelen)	897,476	30,703
Heineken NV (Bearer) (d)	2,294,000	121,811
ING Groep NV sponsored ADR	191,700	8,743
Koninklijke Numico NV (d)	643,586	35,621
Koninklijke Philips Electronics NV (NY Shares)	4,134,200	169,668
Reed Elsevier NV sponsored ADR	1,932,300	72,732
Rodamco Europe NV (d)	214,500	31,782
SBM Offshore NV	1,246,600	45,011
Unilever NV:
(Certificaten Van Aandelen)	1,980,600	60,784
(NY Shares)	846,300	25,812
TOTAL NETHERLANDS		752,377
Norway - 1.2%
Aker Kvaerner ASA	3,883,550	92,531
DnB Nor ASA (d)	521,280	7,492
Hafslund ASA (B Shares) (d)	1,212,113	29,848
Kongsberg Gruppen ASA	1,950	66
Odfjell ASA (B Shares)	702,300	12,572
Renewable Energy Corp. AS	1,952,900	56,460
TOTAL NORWAY		198,969
Common Stocks - continued
	Shares	Value (000s)
Singapore - 0.6%
CapitaCommercial Trust (REIT)	10,756,000	$ 19,966
CapitaLand Ltd.	5,301,000	29,659
City Developments Ltd.	5,092,000	53,963
TOTAL SINGAPORE		103,588
South Africa - 0.8%
Absa Group Ltd.	1,216,900	25,190
African Rainbow Minerals Ltd. (a)	931,200	15,733
Barloworld Ltd.	1,794,100	50,334
Massmart Holdings Ltd.	660,276	9,200
Nedbank Group Ltd.	1,566,205	33,655
TOTAL SOUTH AFRICA		134,112
Spain - 1.7%
Banco Santander Central Hispano SA	343,990	6,192
Banco Santander Central Hispano SA sponsored ADR	1,355,100	23,972
Bolsas Y Mercados Espanoles	449,694	24,577
Enagas SA	195,900	4,772
Grupo Ferrovial SA	441,400	48,247
Inditex SA	1,352,900	83,779
Telefonica SA sponsored ADR	1,135,100	76,790
TOTAL SPAIN		268,329
Sweden - 2.2%
Atlas Copco AB (B Shares) (d)	1,162,200	42,327
Hennes & Mauritz AB (H&M) (B Shares) (d)	623,450	41,550
Scania AB (B Shares) (d)	676,000	65,081
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,475,100	208,985
TOTAL SWEDEN		357,943
Switzerland - 10.4%
ABB Ltd.:
(Reg.)	4,987,147	101,159
sponsored ADR	919,300	18,349
Baloise Holdings AG (Reg.)	240,142	26,323
Converium Holding AG	1,308,082	24,909
Credit Suisse Group sponsored ADR	1,510,300	118,559
Julius Baer Holding AG (Bearer)	829,776	58,325
Nestle SA:
(Reg.)	611,450	242,990
sponsored ADR (d)	1,435,000	142,567
Novartis AG sponsored ADR	496,932	28,867
Phonak Holding AG	274,055	24,391
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	1,961,070	$ 369,662
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	98,154	125,389
Swiss Life Holding	152,517	39,586
Swiss Reinsurance Co. (Reg.)	177,678	16,799
Syngenta AG sponsored ADR	36,500	1,449
UBS AG (NY Shares)	2,264,745	146,982
Zurich Financial Services AG (Reg.)	648,346	189,482
TOTAL SWITZERLAND		1,675,788
Taiwan - 2.3%
Advanced Semiconductor Engineering, Inc. (a)	60,946,692	70,820
ASE Test Ltd. (a)	4,176,700	53,587
ASE Test Ltd. unit (a)	1,000,000	163
Compal Electronics, Inc.	23,809,000	21,725
ProMOS Technologies, Inc. (a)	57,137,000	22,553
Siliconware Precision Industries Co. Ltd.	11,667,000	22,413
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,729,800	55,579
Taiwan Cellular Co. Ltd.	21,737,000	22,575
Taiwan Semiconductor Manufacturing Co. Ltd.	13,944,000	28,754
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,068,800	32,345
Wistron Corp.	26,804,000	40,067
TOTAL TAIWAN		370,581
Turkey - 0.1%
Tupras-Turkiye Petrol Rafinerileri AS	510,000	10,425
United Kingdom - 9.7%
AstraZeneca PLC (United Kingdom)	944,400	51,290
Babcock International Group PLC	1,532,900	13,532
BP PLC sponsored ADR	121,000	8,146
Burberry Group PLC	1,816,042	25,236
Cookson Group PLC	2,042,800	27,019
Dawnay Day Treveria PLC	26,423,300	51,382
GlaxoSmithKline PLC sponsored ADR	1,777,700	102,716
HBOS plc	4,495,400	97,344
Intertek Group PLC	1,513,300	28,276
John Wood Group PLC	1,140,400	6,424
NETeller PLC (a)	3,341,600	5,880
Next PLC	1,114,700	52,354
Old Mutual plc	10,276,800	36,801
Rentokil Initial PLC	18,789,300	65,275
Rio Tinto PLC sponsored ADR	257,700	62,879
Rolls-Royce Group PLC	10,984,585	105,368
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC Class A sponsored ADR	2,367,100	$ 164,158
Serco Group PLC	9,076,548	89,697
Tesco PLC	9,708,354	89,486
Unilever PLC sponsored ADR	3,568,160	111,719
Vedanta Resources PLC	131,800	3,645
Vodafone Group PLC	8,708,600	25,020
Vodafone Group PLC sponsored ADR	12,111,500	347,963
TOTAL UNITED KINGDOM		1,571,610
United States of America - 0.4%
Microsoft Corp.	1,956,400	58,575
TOTAL COMMON STOCKS (Cost $12,517,599)		15,247,214
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	8,500	0
Nonconvertible Preferred Stocks - 0.6%
Italy - 0.6%
Buzzi Unicem Spa (Risp)	1,763,100	41,541
Telecom Italia Spa (Risp)	18,878,500	46,371
TOTAL ITALY		87,912
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	650,287,432	1,300
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,371)		89,212
Government Obligations - 0.1%
	Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.96% to 5.07% 5/3/07 to 6/7/07 (f) (Cost $12,255)	$ 12,300	12,259
Money Market Funds - 13.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.29% (b)	830,980,026	$ 830,980
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	1,399,814,093	1,399,814
TOTAL MONEY MARKET FUNDS (Cost $2,230,794)		2,230,794
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $71,742)	$ 71,752	71,742
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $14,909,761)		17,651,221
NET OTHER ASSETS - (9.3)%		(1,497,947)
NET ASSETS - 100%		$ 16,153,274
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,920 Nikkei 225 Index Contracts (Japan)	June 2007	$ 252,799	$ 9,245
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,259,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$71,742,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 10,958
Barclays Capital, Inc.	24,439
Fortis Securities LLC	15,666
Lehman Brothers, Inc.	20,679
$ 71,742
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23,834
Fidelity Securities Lending Cash Central Fund	6,823
Total	$ 30,657
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dawnay Day Treveria PLC	$ 40,978	$ -	$ -	$ 896	$ -
IWKA AG	31,757	-	-	-	49,316
SGL Carbon AG	79,939	-	-	-	143,285
Total	$ 152,674	$ -	$ -	$ 896	$ 192,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,342,688 and repurchase agreements of $71,742) - See accompanying schedule: Unaffiliated issuers (cost $12,584,414)	$ 15,227,826
Fidelity Central Funds (cost $2,230,794)	2,230,794
Other affiliated issuers (cost $94,553)	192,601
Total Investments (cost $14,909,761)		$ 17,651,221
Receivable for investments sold		119,186
Receivable for fund shares sold		28,390
Dividends receivable		71,387
Distributions receivable from Fidelity Central Funds		4,725
Prepaid expenses		43
Other receivables		5,565
Total assets		17,880,517

Liabilities
Payable for investments purchased	$ 277,759
Payable for fund shares redeemed	29,296
Accrued management fee	9,474
Distribution fees payable	4,473
Payable for daily variation on futures contracts	1,387
Other affiliated payables	2,851
Other payables and accrued expenses	2,189
Collateral on securities loaned, at value	1,399,814
Total liabilities		1,727,243

Net Assets		$ 16,153,274
Net Assets consist of:
Paid in capital		$ 12,274,841
Undistributed net investment income		70,441
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,057,337
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,750,655
Net Assets		$ 16,153,274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,250,793 ÷ 212,947 shares)	$ 24.66

Maximum offering price per share (100/94.25 of $24.66)	$ 26.16
Class T: Net Asset Value and redemption price per share ($3,896,114 ÷ 159,704 shares)	$ 24.40

Maximum offering price per share (100/96.50 of $24.39)	$ 25.28
Class B: Net Asset Value and offering price per share ($550,140 ÷ 23,250 shares)A	$ 23.66

Class C: Net Asset Value and offering price per share ($1,602,044 ÷ 67,555 shares)A	$ 23.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,854,183 ÷ 193,933 shares)	$ 25.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends (including $896 earned from other affiliated issuers)		$ 154,869
Interest		882
Income from Fidelity Central Funds		30,657
		186,408
Less foreign taxes withheld		(17,626)
Total income		168,782

Expenses
Management fee	$ 54,204
Transfer agent fees	16,021
Distribution fees	25,669
Accounting and security lending fees	1,133
Custodian fees and expenses	1,576
Independent trustees' compensation	22
Registration fees	469
Audit	80
Legal	125
Miscellaneous	1,059
Total expenses before reductions	100,358
Expense reductions	(4,432)	95,926
Net investment income (loss)		72,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,144,574
Foreign currency transactions	(2,043)
Futures contracts	24,849
Total net realized gain (loss)		1,167,380
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $86)	714,049
Assets and liabilities in foreign currencies	(226)
Futures contracts	(1,360)
Total change in net unrealized appreciation (depreciation)		712,463
Net gain (loss)		1,879,843
Net increase (decrease) in net assets resulting from operations		$ 1,952,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,856	$ 153,748
Net realized gain (loss)	1,167,380	1,020,572
Change in net unrealized appreciation (depreciation)	712,463	889,367
Net increase (decrease) in net assets resulting from operations	1,952,699	2,063,687
Distributions to shareholders from net investment income	(133,151)	(64,018)
Distributions to shareholders from net realized gain	(974,838)	(425,957)
Total distributions	(1,107,989)	(489,975)
Share transactions - net increase (decrease)	882,746	4,317,582
Redemption fees	245	520
Total increase (decrease) in net assets	1,727,701	5,891,814

Net Assets
Beginning of period	14,425,573	8,533,759
End of period (including undistributed net investment income of $70,441 and undistributed net investment income of $144,715, respectively)	$ 16,153,274	$ 14,425,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 20.30	$ 16.97	$ 14.60	$ 11.12	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.12	.30	.19	.08	.09	.07
Net realized and unrealized gain (loss)	2.92	3.91	3.27	2.41	3.45	(.82)
Total from investment operations	3.04	4.21	3.46	2.49	3.54	(.75)
Distributions from net investment income	(.23)	(.14)	(.05)	(.12)	(.06)	-
Distributions from net realized gain	(1.57)	(.95)	(.08)	-	-	-
Total distributions	(1.80)	(1.09)	(.13)	(.12)	(.06)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 24.66	$ 23.42	$ 20.30	$ 16.97	$ 14.60	$ 11.12
Total Return B, C, D	13.72%	21.54%	20.50%	17.15%	31.99%	(6.32)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.26%	1.27%	1.31%	1.42%	1.46%
Expenses net of fee waivers, if any	1.24% A	1.26%	1.27%	1.31%	1.42%	1.46%
Expenses net of all reductions	1.18% A	1.20%	1.20%	1.27%	1.39%	1.43%
Net investment income (loss)	1.03% A	1.33%	1.02%	.51%	.71%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 5,251	$ 4,694	$ 2,792	$ 1,294	$ 241	$ 52
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.17	$ 20.12	$ 16.82	$ 14.47	$ 11.01	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.09	.25	.15	.03	.05	.02
Net realized and unrealized gain (loss)	2.89	3.89	3.23	2.39	3.43	(.81)
Total from investment operations	2.98	4.14	3.38	2.42	3.48	(.79)
Distributions from net investment income	(.18)	(.14)	-	(.07)	(.02)	-
Distributions from net realized gain	(1.57)	(.95)	(.08)	-	-	-
Total distributions	(1.75)	(1.09)	(.08)	(.07)	(.02)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 24.40	$ 23.17	$ 20.12	$ 16.82	$ 14.47	$ 11.01
Total Return B, C, D	13.58%	21.33%	20.16%	16.78%	31.66%	(6.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.48%	1.51%	1.61%	1.75%	1.79%
Expenses net of fee waivers, if any	1.46% A	1.48%	1.51%	1.61%	1.75%	1.79%
Expenses net of all reductions	1.40% A	1.42%	1.45%	1.57%	1.72%	1.76%
Net investment income (loss)	.81% A	1.12%	.77%	.21%	.38%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 3,896	$ 3,609	$ 2,420	$ 1,510	$ 552	$ 204
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.46	$ 19.60	$ 16.46	$ 14.19	$ 10.84	$ 11.68
Income from Investment Operations
Net investment income (loss) E	.02	.10	.02	(.07)	(.02)	(.04)
Net realized and unrealized gain (loss)	2.80	3.79	3.16	2.35	3.37	(.80)
Total from investment operations	2.82	3.89	3.18	2.28	3.35	(.84)
Distributions from net investment income	(.05)	(.08)	-	(.01)	-	-
Distributions from net realized gain	(1.57)	(.95)	(.04)	-	-	-
Total distributions	(1.62)	(1.03)	(.04)	(.01)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 23.66	$ 22.46	$ 19.60	$ 16.46	$ 14.19	$ 10.84
Total Return B, C, D	13.21%	20.55%	19.35%	16.08%	30.90%	(7.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.12%	2.16%	2.24%	2.32%	2.32%
Expenses net of fee waivers, if any	2.08% A	2.12%	2.16%	2.24%	2.32%	2.32%
Expenses net of all reductions	2.02% A	2.06%	2.10%	2.20%	2.29%	2.29%
Net investment income (loss)	.19% A	.48%	.12%	(.42)%	(.19)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 550	$ 508	$ 351	$ 196	$ 89	$ 49
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.53	$ 19.65	$ 16.48	$ 14.22	$ 10.86	$ 11.68
Income from Investment Operations
Net investment income (loss) E	.03	.12	.04	(.05)	(.01)	(.03)
Net realized and unrealized gain (loss)	2.80	3.79	3.17	2.35	3.37	(.79)
Total from investment operations	2.83	3.91	3.21	2.30	3.36	(.82)
Distributions from net investment income	(.08)	(.08)	-	(.04)	-	-
Distributions from net realized gain	(1.57)	(.95)	(.04)	-	-	-
Total distributions	(1.65)	(1.03)	(.04)	(.04)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 23.71	$ 22.53	$ 19.65	$ 16.48	$ 14.22	$ 10.86
Total Return B, C, D	13.26%	20.62%	19.51%	16.21%	30.94%	(7.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	2.02%	2.05%	2.13%	2.23%	2.25%
Expenses net of fee waivers, if any	1.99% A	2.02%	2.05%	2.13%	2.23%	2.25%
Expenses net of all reductions	1.94% A	1.96%	1.99%	2.09%	2.20%	2.22%
Net investment income (loss)	.28% A	.57%	.23%	(.31)%	(.10)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,602	$ 1,395	$ 758	$ 381	$ 124	$ 54
Portfolio turnover rate G	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.78	$ 20.56	$ 17.18	$ 14.74	$ 11.22	$ 11.94
Income from Investment Operations
Net investment income (loss) D	.16	.37	.25	.13	.13	.11
Net realized and unrealized gain (loss)	2.95	3.98	3.30	2.44	3.48	(.83)
Total from investment operations	3.11	4.35	3.55	2.57	3.61	(.72)
Distributions from net investment income	(.29)	(.18)	(.09)	(.13)	(.09)	-
Distributions from net realized gain	(1.57)	(.95)	(.08)	-	-	-
Total distributions	(1.86)	(1.13)	(.17)	(.13)	(.09)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 25.03	$ 23.78	$ 20.56	$ 17.18	$ 14.74	$ 11.22
Total Return B, C	13.84%	21.96%	20.81%	17.54%	32.41%	(6.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.97%	.97%	1.03%	1.09%	1.11%
Expenses net of fee waivers, if any	.97% A	.97%	.97%	1.03%	1.09%	1.11%
Expenses net of all reductions	.91% A	.92%	.91%	.98%	1.06%	1.07%
Net investment income (loss)	1.31% A	1.62%	1.32%	.80%	1.04%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 4,854	$ 4,220	$ 2,213	$ 1,185	$ 391	$ 88
Portfolio turnover rate F	111% A	83%	59%	72%	49%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,000,078
Unrealized depreciation	(359,328)
Net unrealized appreciation (depreciation)	$ 2,640,750
Cost for federal income tax purposes	$ 15,010,471

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,992,279 and $8,331,475, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26 during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about July 18, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,193	$ 412
Class T	.25%	.25%	9,357	180
Class B	.75%	.25%	2,648	1,992
Class C	.75%	.25%	7,471	2,304
			$ 25,669	$ 4,888

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 627
Class T	138
Class B*	404
Class C*	159
$ 1,328

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,484.22
Class T	3,564.19
Class B	818.31
Class C	1,669.22
Institutional Class	4,486.20
	$ 16,021

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,823.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,131 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 34
Class T	32
Institutional Class	17
$ 83

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 46,511	$ 20,889
Class T	28,116	17,028
Class B	1,108	1,465
Class C	5,232	3,357
Institutional Class	52,184	21,279
Total	$ 133,151	$ 64,018
From net realized gain
Class A	$ 316,110	$ 137,810
Class T	243,882	118,069
Class B	35,515	17,614
Class C	97,792	38,898
Institutional Class	281,539	113,566
Total	$ 974,838	$ 425,957

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	32,458	92,555	$ 758,844	$ 2,062,928
Reinvestment of distributions	13,015	5,911	292,974	120,998
Shares redeemed	(32,931)	(35,607)	(770,830)	(794,472)
Net increase (decrease)	12,542	62,859	$ 280,988	$ 1,389,454
Class T
Shares sold	17,648	62,102	$ 408,711	$ 1,371,264
Reinvestment of distributions	11,891	6,462	265,044	131,108
Shares redeemed	(25,588)	(33,079)	(591,618)	(728,634)
Net increase (decrease)	3,951	35,485	$ 82,137	$ 773,738
Class B
Shares sold	2,117	7,773	$ 47,498	$ 166,883
Reinvestment of distributions	1,452	822	31,456	16,265
Shares redeemed	(2,941)	(3,861)	(66,009)	(82,950)
Net increase (decrease)	628	4,734	$ 12,945	$ 100,198

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	8,144	28,685	$ 182,538	$ 617,751
Reinvestment of distributions	3,357	1,513	72,889	30,000
Shares redeemed	(5,837)	(6,902)	(131,577)	(148,267)
Net increase (decrease)	5,664	23,296	$ 123,850	$ 499,484
Institutional Class
Shares sold	40,259	101,236	$ 954,608	$ 2,276,221
Reinvestment of distributions	9,822	3,981	224,239	82,534
Shares redeemed	(33,609)	(35,373)	(796,021)	(804,047)
Net increase (decrease)	16,472	69,844	$ 382,826	$ 1,554,708

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified International Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the MSCI EAFE (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 0.9 basis points. As a result, the fund's hypothetical management fee would have been 0.9 basis points ($1.1 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ADIFI-USAN-0607
1.784872.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On March 15, 2007, the Board of Trustees agreed to present a proposal to shareholders to merge Fidelity Advisor Korea Fund into Fidelity Advisor Emerging Asia Fund. Shareholders of Advisor Korea Fund are expected to meet on October 17, 2007, to vote on the approval of the proposal. If approved, the merger is expected to be completed by the end of December 2007.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Emerging Asia Fund, please call 1-877-208-0098 beginning in late August. The Prospectus/Proxy Statement also will be available for free on the Securities and Exchange Commission's Web site (www.sec.gov).

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,231.10	$ 8.30
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,229.30	$ 9.67
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,226.10	$ 12.42
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,225.80	$ 12.42
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,232.50	$ 6.92
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	3.1	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7	1.2
POSCO	2.1	1.3
Sun Hung Kai Properties Ltd.	2.0	0.0
China Mobile (Hong Kong) Ltd.	2.0	2.0
Kookmin Bank	2.0	2.1
Cheung Kong Holdings Ltd.	1.9	0.4
PetroChina Co. Ltd. (H Shares)	1.9	1.3
Li & Fung Ltd.	1.7	1.7
United Overseas Bank Ltd.	1.4	0.0
	20.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.8	24.7
Information Technology	16.1	17.0
Industrials	11.5	14.5
Consumer Discretionary	8.6	11.1
Materials	7.4	4.4
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks and Investment Companies 95.9%	Stocks and Investment Companies 94.1%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 5.9%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 1.8%
Babcock & Brown Japan Property Trust	161,800	$ 262,015
Babcock & Brown Ltd.	50,409	1,241,213
Boral Ltd.	204,031	1,433,442
Dominos Pizza Enterprises Ltd.	57,300	145,134
McGuigan Simeon Wines Ltd.	276,100	573,218
TOTAL AUSTRALIA		3,655,022
Bermuda - 2.0%
Peace Mark Holdings Ltd.	1,310,000	1,473,688
Ports Design Ltd.	414,000	1,164,326
Samling Global Ltd.	72,000	25,219
Sinofert Holdings Ltd.	2,740,000	1,408,083
TOTAL BERMUDA		4,071,316
Cayman Islands - 2.2%
Computime Group Ltd.	3,000,000	958,767
Hutchison China Meditech Ltd.	3	9
Kingboard Chemical Holdings Ltd.	430,500	2,019,719
Lee & Man Paper Manufacturing Ltd.	500,000	1,412,583
Neo-Neon Holdings Ltd.	92,000	152,891
TOTAL CAYMAN ISLANDS		4,543,969
China - 15.8%
China Construction Bank Corp. (H Shares)	4,500,000	2,749,743
China International Marine Containers Co. Ltd. (B Shares)	1,038,660	2,621,031
China Life Insurance Co. Ltd. (H Shares)	500,000	1,544,667
China Merchants Bank Co. Ltd. (H Shares)	1,000,000	2,462,113
China Merchants Bank Co. Ltd. warrants (Goldman Sachs Warrant Program) 9/14/09 (a)	19,000	47,981
China Molybdenum Co. Ltd. (H Shares)	7,000	11,168
China Oilfield Services Ltd. (H Shares)	3,000,000	2,561,824
China Petroleum & Chemical Corp. (H Shares)	1,190,000	1,037,799
China Shenhua Energy Co. Ltd. (H Shares)	700,000	1,748,535
Dalian Port (PDA) Co. Ltd. (H Shares)	1,935,000	1,110,654
Dazhong Transport Group Co. Ltd. (B Shares)	353,860	483,727
Industrial & Commercial Bank of China	1,180,000	647,129
Mindray Medical International Ltd. sponsored ADR	29,400	676,494
Nine Dragons Paper (Holdings) Ltd.	700,000	1,426,389
PetroChina Co. Ltd. (H Shares)	3,328,000	3,732,019
Shanghai Electric (Group) Corp. (H Shares)	1,100,000	478,105
Shanghai International Airport warrants:
(Citigroup Warrant Program) 1/20/10 (c)	95,689	429,428
(JPMorgan Warrant Program) 7/13/09 (a)(c)	19,000	86,128
Common Stocks - continued
	Shares	Value
China - continued
Shanghai International Airport warrants: - continued
(UBS Warrant Programme) 1/15/10 (a)	270,254	$ 1,225,081
Shanghai Prime Machinery Co. Ltd. (H Shares)	3,000,000	1,261,737
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	232,045	809,599
Shenzhou International Group Holdings Ltd.	288,000	127,386
Sina Corp. (a)	48,900	1,686,072
Tencent Holdings Ltd.	400,000	1,372,954
Yantai Changyu Pioneer Wine Co. (B Shares)	136,240	656,595
Zhejiang Expressway Co. Ltd. (H Shares)	1,000,000	823,261
TOTAL CHINA		31,817,619
Hong Kong - 15.8%
Bank of East Asia Ltd.	350,000	2,165,534
BOC Hong Kong Holdings Ltd.	450,000	1,112,553
Cheung Kong Holdings Ltd.	290,000	3,781,376
China Agri-Industries Holding Ltd.	493,000	402,717
China Mobile (Hong Kong) Ltd.	450,000	4,050,900
China Travel International Investment HK Ltd.	3,000,000	1,292,417
CNOOC Ltd.	1,238,500	1,059,784
Dynasty Fine Wines Group Ltd.	1,254,000	514,582
Esprit Holdings Ltd.	132,500	1,617,599
Fairwood Holdings Ltd. (c)	600,000	852,919
Hang Lung Properties Ltd.	900,000	2,686,464
Hang Seng Bank Ltd.	120,000	1,692,031
Henderson Land Development Co. Ltd.	130,000	781,906
Hong Kong & Shanghai Hotels Ltd.	174,000	266,476
Hutchison Whampoa Ltd.	77,000	745,633
Li & Fung Ltd.	1,110,000	3,490,678
Sun Hung Kai Properties Ltd.	350,000	4,111,831
Wing Hang Bank Ltd.	100,000	1,201,654
TOTAL HONG KONG		31,827,054
India - 5.6%
Aditya Birla Nuvo Ltd.	22,352	624,870
Bharti Airtel Ltd. (a)	75,000	1,485,268
Cipla Ltd.	125,000	642,435
Educomp Solutions Ltd.	38,160	1,218,759
Idea Cellular Ltd.	67,735	188,460
IL&FS Investsmart Ltd.	63,876	280,435
INFO Edge India Ltd.	30,454	577,732
IVRCL Infrastructures & Projects Ltd.	65,000	507,949
Max India Ltd. (a)	111,250	618,251
Common Stocks - continued
	Shares	Value
India - continued
Punjab National Bank	46,984	$ 655,635
Reliance Industries Ltd.	20,000	760,653
Royal Orchid Hotels Ltd.	132,311	659,701
Sobha Developers Ltd.	47,447	1,005,756
State Bank of India	60,830	2,003,209
TOTAL INDIA		11,229,113
Indonesia - 3.3%
PT Bank Central Asia Tbk	500,000	291,707
PT Bank International Indonesia	15,353,000	317,725
PT Bank Niaga Tbk	9,648,000	892,107
PT Mitra Adiperkasa Tbk	2,913,500	272,605
PT Panin Life Tbk (a)	45,654,500	844,293
PT Panin Life Tbk warrants 7/10/09 (a)	6,218,166	47,914
PT Perusahaan Gas Negara Tbk Series B	1,800,000	2,080,474
PT Telkomunikasi Indonesia Tbk Series B	1,713,500	1,980,496
TOTAL INDONESIA		6,727,321
Korea (South) - 17.2%
CDNetworks Co. Ltd. (a)	9,355	212,602
Dongbu Securities Co. Ltd.	41,200	706,671
GwangJu Shinsegae Co. Ltd.	5,000	854,832
Hyundai Mipo Dockyard Co. Ltd.	5,680	1,150,840
Kookmin Bank	45,140	4,039,578
Korean Reinsurance Co.	86,000	1,094,111
LG Household & Health Care Ltd.	12,000	1,597,723
LG.Philips LCD Co. Ltd. (a)	17,170	697,932
Meritz Securities Co. Ltd.	94,810	925,027
NHN Corp.	16,319	2,552,558
Osstem Implant Co. Ltd.	25,000	1,189,709
POSCO	10,240	4,294,324
Samsung Corp.	14,790	622,043
Samsung Electronics Co. Ltd.	10,317	6,309,455
Samsung Fire & Marine Insurance Co. Ltd.	10,000	1,772,629
Seoul Securities Co. Ltd.	945,060	1,175,195
Shinhan Financial Group Co. Ltd.	33,960	1,904,476
SK Securities Co. Ltd.	400,000	651,456
Taewoong Co. Ltd.	50,000	2,128,486
TSM Tech Co. Ltd.	15,300	311,126
YBM Sisa.com, Inc.	22,000	469,048
TOTAL KOREA (SOUTH)		34,659,821
Common Stocks - continued
	Shares	Value
Malaysia - 4.8%
Bumiputra-Commerce Holdings BHD	800,000	$ 2,524,839
Gamuda BHD	500,000	1,146,990
IOI Corp. BHD	312,100	2,302,900
Malayan Banking BHD	510,000	1,788,428
SP Setia BHD	600,000	1,446,523
Zelan BHD	136,400	470,345
TOTAL MALAYSIA		9,680,025
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	400,000	989,896
Philippines - 0.5%
Philippine Long Distance Telephone Co.	18,580	995,217
Singapore - 6.2%
DBS Group Holdings Ltd.	77,000	1,079,581
F J Benjamin Holdings Ltd.	1,500,000	839,258
Keppel Corp. Ltd.	95,000	1,338,204
Parkway Holdings Ltd.	685,650	1,787,239
Petra Foods Ltd.	223,000	256,879
Rickmers Maritime	319,000	329,667
SembCorp Marine Ltd.	230,000	548,052
SIA Engineering Co. Ltd.	261,000	790,284
Singapore Technologies Engineering Ltd.	700,000	1,658,768
United Overseas Bank Ltd.	205,000	2,887,704
Yangzijiang Shipbuilding Holdings Ltd.	1,251,000	1,086,967
TOTAL SINGAPORE		12,602,603
Taiwan - 15.9%
Advanced Semiconductor Engineering, Inc. (a)	1,450,000	1,684,900
Advantech Co. Ltd.	100,277	296,477
AU Optronics Corp.	875,500	1,384,906
Cathay Financial Holding Co. Ltd.	439,832	895,097
Chang Hwa Commercial Bank (a)	1,300,000	764,809
China Steel Corp.	1,500,000	1,701,911
Chinatrust Financial Holding Co. Ltd.	1,920,319	1,513,061
Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 4/30/07 (a)	672,000	526,212
Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 8/8/07 (a)	254,240	199,084
Delta Electronics, Inc.	420,000	1,317,405
EVA Airways Corp.	2,117,592	835,837
Formosa International Hotel Corp.	22,260	241,205
Formosa Plastics Corp.	600,000	1,149,015
Common Stocks - continued
	Shares	Value
Taiwan - continued
Fuhwa Financial Holding Co. Ltd. (a)	3,702,054	$ 1,600,143
Hung Poo Real Estate Development Co. Ltd.	600,000	612,328
MediaTek, Inc.	197,000	2,471,702
Mega Financial Holding Co. Ltd.	800,000	510,273
Phoenix Precision Technology Corp.	900,000	967,117
Shin Kong Financial Holding Co. Ltd.	691,113	643,079
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 5/18/07 (a)	1,701,202	1,581,090
Siliconware Precision Industries Co. Ltd.	600,000	1,152,617
Sinyi Realty, Inc.	359,800	1,025,979
Taiwan Cement Corp.	1,451,168	1,295,861
Taiwan Secom Co.	404,000	697,273
Taiwan Semiconductor Manufacturing Co. Ltd.	2,604,122	5,369,968
Wistron Corp.	845,644	1,264,068
Yageo Corp. (a)	908,000	359,760
TOTAL TAIWAN		32,061,177
Thailand - 2.6%
ACL Bank PCL:
NVDR (a)	982,200	116,367
(For. Reg.) (a)	1,017,800	120,585
Bumrungrad Hospital PCL (For. Reg.)	768,700	1,061,038
Central Pattana PCL (For. Reg.)	2,000,000	1,509,705
Home Product Center PCL (For. Reg.)	2,982,200	463,088
Land & House PCL NVDR	2,239,200	447,518
Minor International PCL:
(For. Reg.)	1,927,189	626,233
(For. Reg.) warrants 3/29/08	192,719	28,541
Robinson Department Store PCL (For. Reg.)	2,500,000	783,609
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		5,156,684
United Kingdom - 0.8%
Standard Chartered PLC (United Kingdom)	50,000	1,556,572
TOTAL COMMON STOCKS (Cost $146,753,440)		191,573,409
Investment Companies - 0.9%

Hong Kong - 0.9%
iShares FTSE/Xinhua A50 China Tracker (Cost $1,417,126)	115,000	1,875,859
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $7,232,291)	7,232,291	$ 7,232,291
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $155,402,857)		200,681,559
NET OTHER ASSETS - 0.5%		1,045,050
NET ASSETS - 100%		$ 201,726,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,368,475 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 187,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $148,170,566)	$ 193,449,268
Fidelity Central Funds (cost $7,232,291)	7,232,291
Total Investments (cost $155,402,857)		$ 200,681,559
Foreign currency held at value (cost $191,386)		191,386
Receivable for investments sold		1,457,795
Receivable for fund shares sold		529,238
Dividends receivable		418,892
Distributions receivable from Fidelity Central Funds		25,048
Prepaid expenses		401
Other receivables		359,582
Total assets		203,663,901

Liabilities
Payable for investments purchased	$ 976,610
Payable for fund shares redeemed	584,796
Accrued management fee	137,389
Distribution fees payable	92,400
Other affiliated payables	50,896
Other payables and accrued expenses	95,201
Total liabilities		1,937,292

Net Assets		$ 201,726,609
Net Assets consist of:
Paid in capital		$ 143,134,223
Undistributed net investment income		318,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,962,898
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,310,692
Net Assets		$ 201,726,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,263,232 ÷ 3,172,030 shares)	$ 25.62

Maximum offering price per share (100/94.25 of $25.62)	$ 27.18
Class T: Net Asset Value and redemption price per share ($39,546,367 ÷ 1,569,812 shares)	$ 25.19

Maximum offering price per share (100/96.50 of $25.19)	$ 26.10
Class B: Net Asset Value and offering price per share ($25,541,040 ÷ 1,048,766 shares)A	$ 24.35

Class C: Net Asset Value and offering price per share ($47,012,283 ÷ 1,935,227 shares)A	$ 24.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,363,687 ÷ 321,062 shares)	$ 26.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 1,864,768
Interest		58
Income from Fidelity Central Funds		187,476
		2,052,302
Less foreign taxes withheld		(177,971)
Total income		1,874,331

Expenses
Management fee	$ 632,250
Transfer agent fees	254,739
Distribution fees	499,662
Accounting fees and expenses	46,866
Custodian fees and expenses	132,986
Independent trustees' compensation	248
Registration fees	62,794
Audit	65,551
Legal	786
Miscellaneous	568
Total expenses before reductions	1,696,450
Expense reductions	(171,579)	1,524,871
Net investment income (loss)		349,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,923,928
Foreign currency transactions	6,259
Total net realized gain (loss)		13,930,187
Change in net unrealized appreciation (depreciation) on: Investment securities	19,786,697
Assets and liabilities in foreign currencies	31,498
Total change in net unrealized appreciation (depreciation)		19,818,195
Net gain (loss)		33,748,382
Net increase (decrease) in net assets resulting from operations		$ 34,097,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 349,460	$ 874,526
Net realized gain (loss)	13,930,187	12,459,470
Change in net unrealized appreciation (depreciation)	19,818,195	17,978,097
Net increase (decrease) in net assets resulting from operations	34,097,842	31,312,093
Distributions to shareholders from net investment income	(705,469)	(546,550)
Distributions to shareholders from net realized gain	(11,219,059)	(6,267,718)
Total distributions	(11,924,528)	(6,814,268)
Share transactions - net increase (decrease)	37,739,800	42,747,494
Redemption fees	56,164	69,319
Total increase (decrease) in net assets	59,969,278	67,314,638

Net Assets
Beginning of period	141,757,331	74,442,693
End of period (including undistributed net investment income of $318,796 and undistributed net investment income of $779,401, respectively)	$ 201,726,609	$ 141,757,331

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15
Income from Investment Operations
Net investment income (loss) E	.09	.22	.18	.03	.07	(.02)
Net realized and unrealized gain (loss)	4.87	6.10	3.61	1.00 J	3.11	.76
Total from investment operations	4.96	6.32	3.79	1.03	3.18	.74
Distributions from net investment income	(.15)	(.16)	-	(.15)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.83)	(1.55)	(.05)	(.15)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 25.62	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89
Total Return B, C, D	23.11%	38.02%	27.23%	8.01% J	32.15%	8.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.73%	1.90%	2.24%	2.81%	2.56%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.61%	2.00%	2.02%	2.00%
Expenses net of all reductions	1.41% A	1.39%	1.55%	1.99%	2.02%	1.98%
Net investment income (loss)	.71% A	1.08%	1.08%	.21%	.70%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,263	$ 55,790	$ 30,782	$ 21,099	$ 24,161	$ 18,314
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09
Income from Investment Operations
Net investment income (loss) E	.05	.17	.14	- I	.05	(.05)
Net realized and unrealized gain (loss)	4.80	6.01	3.56	.99 J	3.06	.77
Total from investment operations	4.85	6.18	3.70	.99	3.11	.72
Distributions from net investment income	(.12)	(.12)	-	(.12)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.80)	(1.51)	(.05)	(.12)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 25.19	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81
Total Return B, C, D	22.93%	37.69%	26.89%	7.78% J	31.70%	7.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	2.07%	2.27%	2.76%	3.43%	3.16%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.84%	2.25%	2.27%	2.25%
Expenses net of all reductions	1.66% A	1.64%	1.79%	2.24%	2.26%	2.23%
Net investment income (loss)	.46% A	.83%	.85%	(.04)%	.45%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,546	$ 28,850	$ 14,074	$ 7,658	$ 4,982	$ 4,347
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.06	(.07)	(.01)	(.10)
Net realized and unrealized gain (loss)	4.64	5.84	3.47	.96 J	3.02	.76
Total from investment operations	4.63	5.90	3.53	.89	3.01	.66
Distributions from net investment income	(.03)	(.04)	-	(.08)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.71)	(1.43)	(.05)	(.08)	-	-
Redemption fees added to paid in capital E	.01	.01	-I	.01	-	-
Net asset value, end of period	$ 24.35	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63
Total Return B, C, D	22.61%	36.99%	26.31%	7.14% J	31.26%	7.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.39% A	2.59%	2.75%	3.19%	3.87%	3.63%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.35%	2.75%	2.77%	2.75%
Expenses net of all reductions	2.16% A	2.14%	2.29%	2.74%	2.77%	2.73%
Net investment income (loss)	(.04)% A	.33%	.34%	(.54)%	(.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,541	$ 18,985	$ 11,504	$ 7,065	$ 5,157	$ 2,787
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.06	(.07)	(.01)	(.10)
Net realized and unrealized gain (loss)	4.63	5.84	3.47	.96 J	3.02	.76
Total from investment operations	4.62	5.90	3.53	.89	3.01	.66
Distributions from net investment income	(.05)	(.07)	-	(.09)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.73)	(1.46)	(.05)	(.09)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 24.29	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64
Total Return B, C, D	22.58%	37.02%	26.31%	7.14% J	31.22%	7.35%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	2.46%	2.67%	3.02%	3.70%	3.53%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.34%	2.75%	2.77%	2.75%
Expenses net of all reductions	2.16% A	2.14%	2.28%	2.74%	2.76%	2.73%
Net investment income (loss)	(.04)% A	.33%	.35%	(.54)%	(.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,012	$ 33,047	$ 13,291	$ 6,484	$ 4,581	$ 2,220
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21
Income from Investment Operations
Net investment income (loss) D	.12	.27	.24	.06	.10	.01
Net realized and unrealized gain (loss)	4.95	6.19	3.65	1.01 I	3.13	.75
Total from investment operations	5.07	6.46	3.89	1.07	3.23	.76
Distributions from net investment income	(.19)	(.21)	-	(.15)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.87)	(1.60)	(.05)	(.15)	-	-
Redemption fees added to paid in capital D	.01	.01	- H	.01	-	-
Net asset value, end of period	$ 26.05	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97
Total Return B, C	23.25%	38.28%	27.61%	8.24% I	32.40%	8.25%
Ratios to Average Net Assets E, G
Expenses before reductions	1.28% A	1.41%	1.52%	2.11%	2.55%	2.18%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.29%	1.75%	1.77%	1.75%
Expenses net of all reductions	1.15% A	1.14%	1.24%	1.74%	1.77%	1.73%
Net investment income (loss)	.96% A	1.33%	1.40%	.46%	.94%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,364	$ 5,086	$ 4,791	$ 452	$ 1,538	$ 674
Portfolio turnover rate F	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The per-share and total return impacts are disclosed on the Financial Highlights. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,517,957
Unrealized depreciation	(3,260,784)
Net unrealized appreciation (depreciation)	$ 45,257,173
Cost for federal income tax purposes	$ 155,424,386

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,515,376 and $56,208,679, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 87,681	$ 5,687
Class T	.25%	.25%	89,256	840
Class B	.75%	.25%	116,451	87,618
Class C	.75%	.25%	206,274	81,806
			$ 499,662	$ 175,951

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 73,998
Class T	12,067
Class B*	19,564
Class C*	8,194
$ 113,823

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 97,094	.28*
Class T	58,392	.33*
Class B	37,978	.33*
Class C	53,632	.26*
Institutional Class	7,643	.21*
	$ 254,739

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $204 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 31,672
Class T	1.75%	25,602
Class B	2.25%	16,831
Class C	2.25%	15,977
Institutional Class	1.25%	1,034
		$ 91,116

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $78,476 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,504. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 185

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 394,476	$ 295,895
Class T	160,780	104,293
Class B	30,252	29,832
Class C	75,200	61,147
Institutional Class	44,761	55,383
Total	$ 705,469	$ 546,550
From net realized gain
Class A	$ 4,331,516	$ 2,523,276
Class T	2,269,826	1,169,089
Class B	1,540,071	987,446
Class C	2,688,016	1,214,208
Institutional Class	389,630	373,699
Total	$ 11,219,059	$ 6,267,718

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,045,511	1,432,952	$ 25,178,282	$ 29,421,074
Reinvestment of distributions	162,468	116,289	3,714,012	2,081,564
Shares redeemed	(517,347)	(806,635)	(12,276,893)	(16,443,108)
Net increase (decrease)	690,632	742,606	$ 16,615,401	$ 15,059,530
Class T
Shares sold	451,248	685,045	$ 10,692,254	$ 13,823,730
Reinvestment of distributions	96,622	70,928	2,174,002	1,252,594
Shares redeemed	(281,494)	(258,935)	(6,655,879)	(5,230,235)
Net increase (decrease)	266,376	497,038	$ 6,210,377	$ 9,846,089
Class B
Shares sold	324,117	459,438	$ 7,435,085	$ 9,003,547
Reinvestment of distributions	65,401	53,748	1,425,750	922,986
Shares redeemed	(226,982)	(306,089)	(5,197,464)	(6,064,575)
Net increase (decrease)	162,536	207,097	$ 3,663,371	$ 3,861,958
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	553,721	1,058,526	$ 12,666,275	$ 20,658,561
Reinvestment of distributions	105,026	61,905	2,283,267	1,061,055
Shares redeemed	(268,712)	(359,640)	(6,078,767)	(7,055,090)
Net increase (decrease)	390,035	760,791	$ 8,870,775	$ 14,664,526
Institutional Class
Shares sold	171,624	167,546	$ 4,146,000	$ 3,548,993
Reinvestment of distributions	9,931	19,744	230,692	358,348
Shares redeemed	(83,112)	(231,297)	(1,996,816)	(4,591,950)
Net increase (decrease)	98,443	(44,007)	$ 2,379,876	$ (684,609)

12. Proposed Reorganization.

On March 15, 2007, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Korea Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Korea Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Korea Fund on the day the reorganization is effective. A Shareholder meeting of Fidelity Advisor Korea Fund is expected to be held on October 17, 2007 to vote on the reorganization. If approved by the shareholders, the reorganization is expected to become effective on or about December 7, 2007. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEA-USAN-0607
1.784873.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On March 15, 2007, the Board of Trustees agreed to present a proposal to shareholders to merge Fidelity Advisor Korea Fund into Fidelity Advisor Emerging Asia Fund. Shareholders of Advisor Korea Fund are expected to meet on October 17, 2007, to vote on the approval of the proposal. If approved, the merger is expected to be completed by the end of December 2007.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Emerging Asia Fund, please call 1-877-208-0098 beginning in late August. The Prospectus/Proxy Statement also will be available for free on the Securities and Exchange Commission's Web site (www.sec.gov).

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,231.10	$ 8.30
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,229.30	$ 9.67
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,226.10	$ 12.42
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,225.80	$ 12.42
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,232.50	$ 6.92
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	3.1	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7	1.2
POSCO	2.1	1.3
Sun Hung Kai Properties Ltd.	2.0	0.0
China Mobile (Hong Kong) Ltd.	2.0	2.0
Kookmin Bank	2.0	2.1
Cheung Kong Holdings Ltd.	1.9	0.4
PetroChina Co. Ltd. (H Shares)	1.9	1.3
Li & Fung Ltd.	1.7	1.7
United Overseas Bank Ltd.	1.4	0.0
	20.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.8	24.7
Information Technology	16.1	17.0
Industrials	11.5	14.5
Consumer Discretionary	8.6	11.1
Materials	7.4	4.4
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks and Investment Companies 95.9%	Stocks and Investment Companies 94.1%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 5.9%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 1.8%
Babcock & Brown Japan Property Trust	161,800	$ 262,015
Babcock & Brown Ltd.	50,409	1,241,213
Boral Ltd.	204,031	1,433,442
Dominos Pizza Enterprises Ltd.	57,300	145,134
McGuigan Simeon Wines Ltd.	276,100	573,218
TOTAL AUSTRALIA		3,655,022
Bermuda - 2.0%
Peace Mark Holdings Ltd.	1,310,000	1,473,688
Ports Design Ltd.	414,000	1,164,326
Samling Global Ltd.	72,000	25,219
Sinofert Holdings Ltd.	2,740,000	1,408,083
TOTAL BERMUDA		4,071,316
Cayman Islands - 2.2%
Computime Group Ltd.	3,000,000	958,767
Hutchison China Meditech Ltd.	3	9
Kingboard Chemical Holdings Ltd.	430,500	2,019,719
Lee & Man Paper Manufacturing Ltd.	500,000	1,412,583
Neo-Neon Holdings Ltd.	92,000	152,891
TOTAL CAYMAN ISLANDS		4,543,969
China - 15.8%
China Construction Bank Corp. (H Shares)	4,500,000	2,749,743
China International Marine Containers Co. Ltd. (B Shares)	1,038,660	2,621,031
China Life Insurance Co. Ltd. (H Shares)	500,000	1,544,667
China Merchants Bank Co. Ltd. (H Shares)	1,000,000	2,462,113
China Merchants Bank Co. Ltd. warrants (Goldman Sachs Warrant Program) 9/14/09 (a)	19,000	47,981
China Molybdenum Co. Ltd. (H Shares)	7,000	11,168
China Oilfield Services Ltd. (H Shares)	3,000,000	2,561,824
China Petroleum & Chemical Corp. (H Shares)	1,190,000	1,037,799
China Shenhua Energy Co. Ltd. (H Shares)	700,000	1,748,535
Dalian Port (PDA) Co. Ltd. (H Shares)	1,935,000	1,110,654
Dazhong Transport Group Co. Ltd. (B Shares)	353,860	483,727
Industrial & Commercial Bank of China	1,180,000	647,129
Mindray Medical International Ltd. sponsored ADR	29,400	676,494
Nine Dragons Paper (Holdings) Ltd.	700,000	1,426,389
PetroChina Co. Ltd. (H Shares)	3,328,000	3,732,019
Shanghai Electric (Group) Corp. (H Shares)	1,100,000	478,105
Shanghai International Airport warrants:
(Citigroup Warrant Program) 1/20/10 (c)	95,689	429,428
(JPMorgan Warrant Program) 7/13/09 (a)(c)	19,000	86,128
Common Stocks - continued
	Shares	Value
China - continued
Shanghai International Airport warrants: - continued
(UBS Warrant Programme) 1/15/10 (a)	270,254	$ 1,225,081
Shanghai Prime Machinery Co. Ltd. (H Shares)	3,000,000	1,261,737
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	232,045	809,599
Shenzhou International Group Holdings Ltd.	288,000	127,386
Sina Corp. (a)	48,900	1,686,072
Tencent Holdings Ltd.	400,000	1,372,954
Yantai Changyu Pioneer Wine Co. (B Shares)	136,240	656,595
Zhejiang Expressway Co. Ltd. (H Shares)	1,000,000	823,261
TOTAL CHINA		31,817,619
Hong Kong - 15.8%
Bank of East Asia Ltd.	350,000	2,165,534
BOC Hong Kong Holdings Ltd.	450,000	1,112,553
Cheung Kong Holdings Ltd.	290,000	3,781,376
China Agri-Industries Holding Ltd.	493,000	402,717
China Mobile (Hong Kong) Ltd.	450,000	4,050,900
China Travel International Investment HK Ltd.	3,000,000	1,292,417
CNOOC Ltd.	1,238,500	1,059,784
Dynasty Fine Wines Group Ltd.	1,254,000	514,582
Esprit Holdings Ltd.	132,500	1,617,599
Fairwood Holdings Ltd. (c)	600,000	852,919
Hang Lung Properties Ltd.	900,000	2,686,464
Hang Seng Bank Ltd.	120,000	1,692,031
Henderson Land Development Co. Ltd.	130,000	781,906
Hong Kong & Shanghai Hotels Ltd.	174,000	266,476
Hutchison Whampoa Ltd.	77,000	745,633
Li & Fung Ltd.	1,110,000	3,490,678
Sun Hung Kai Properties Ltd.	350,000	4,111,831
Wing Hang Bank Ltd.	100,000	1,201,654
TOTAL HONG KONG		31,827,054
India - 5.6%
Aditya Birla Nuvo Ltd.	22,352	624,870
Bharti Airtel Ltd. (a)	75,000	1,485,268
Cipla Ltd.	125,000	642,435
Educomp Solutions Ltd.	38,160	1,218,759
Idea Cellular Ltd.	67,735	188,460
IL&FS Investsmart Ltd.	63,876	280,435
INFO Edge India Ltd.	30,454	577,732
IVRCL Infrastructures & Projects Ltd.	65,000	507,949
Max India Ltd. (a)	111,250	618,251
Common Stocks - continued
	Shares	Value
India - continued
Punjab National Bank	46,984	$ 655,635
Reliance Industries Ltd.	20,000	760,653
Royal Orchid Hotels Ltd.	132,311	659,701
Sobha Developers Ltd.	47,447	1,005,756
State Bank of India	60,830	2,003,209
TOTAL INDIA		11,229,113
Indonesia - 3.3%
PT Bank Central Asia Tbk	500,000	291,707
PT Bank International Indonesia	15,353,000	317,725
PT Bank Niaga Tbk	9,648,000	892,107
PT Mitra Adiperkasa Tbk	2,913,500	272,605
PT Panin Life Tbk (a)	45,654,500	844,293
PT Panin Life Tbk warrants 7/10/09 (a)	6,218,166	47,914
PT Perusahaan Gas Negara Tbk Series B	1,800,000	2,080,474
PT Telkomunikasi Indonesia Tbk Series B	1,713,500	1,980,496
TOTAL INDONESIA		6,727,321
Korea (South) - 17.2%
CDNetworks Co. Ltd. (a)	9,355	212,602
Dongbu Securities Co. Ltd.	41,200	706,671
GwangJu Shinsegae Co. Ltd.	5,000	854,832
Hyundai Mipo Dockyard Co. Ltd.	5,680	1,150,840
Kookmin Bank	45,140	4,039,578
Korean Reinsurance Co.	86,000	1,094,111
LG Household & Health Care Ltd.	12,000	1,597,723
LG.Philips LCD Co. Ltd. (a)	17,170	697,932
Meritz Securities Co. Ltd.	94,810	925,027
NHN Corp.	16,319	2,552,558
Osstem Implant Co. Ltd.	25,000	1,189,709
POSCO	10,240	4,294,324
Samsung Corp.	14,790	622,043
Samsung Electronics Co. Ltd.	10,317	6,309,455
Samsung Fire & Marine Insurance Co. Ltd.	10,000	1,772,629
Seoul Securities Co. Ltd.	945,060	1,175,195
Shinhan Financial Group Co. Ltd.	33,960	1,904,476
SK Securities Co. Ltd.	400,000	651,456
Taewoong Co. Ltd.	50,000	2,128,486
TSM Tech Co. Ltd.	15,300	311,126
YBM Sisa.com, Inc.	22,000	469,048
TOTAL KOREA (SOUTH)		34,659,821
Common Stocks - continued
	Shares	Value
Malaysia - 4.8%
Bumiputra-Commerce Holdings BHD	800,000	$ 2,524,839
Gamuda BHD	500,000	1,146,990
IOI Corp. BHD	312,100	2,302,900
Malayan Banking BHD	510,000	1,788,428
SP Setia BHD	600,000	1,446,523
Zelan BHD	136,400	470,345
TOTAL MALAYSIA		9,680,025
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	400,000	989,896
Philippines - 0.5%
Philippine Long Distance Telephone Co.	18,580	995,217
Singapore - 6.2%
DBS Group Holdings Ltd.	77,000	1,079,581
F J Benjamin Holdings Ltd.	1,500,000	839,258
Keppel Corp. Ltd.	95,000	1,338,204
Parkway Holdings Ltd.	685,650	1,787,239
Petra Foods Ltd.	223,000	256,879
Rickmers Maritime	319,000	329,667
SembCorp Marine Ltd.	230,000	548,052
SIA Engineering Co. Ltd.	261,000	790,284
Singapore Technologies Engineering Ltd.	700,000	1,658,768
United Overseas Bank Ltd.	205,000	2,887,704
Yangzijiang Shipbuilding Holdings Ltd.	1,251,000	1,086,967
TOTAL SINGAPORE		12,602,603
Taiwan - 15.9%
Advanced Semiconductor Engineering, Inc. (a)	1,450,000	1,684,900
Advantech Co. Ltd.	100,277	296,477
AU Optronics Corp.	875,500	1,384,906
Cathay Financial Holding Co. Ltd.	439,832	895,097
Chang Hwa Commercial Bank (a)	1,300,000	764,809
China Steel Corp.	1,500,000	1,701,911
Chinatrust Financial Holding Co. Ltd.	1,920,319	1,513,061
Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 4/30/07 (a)	672,000	526,212
Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 8/8/07 (a)	254,240	199,084
Delta Electronics, Inc.	420,000	1,317,405
EVA Airways Corp.	2,117,592	835,837
Formosa International Hotel Corp.	22,260	241,205
Formosa Plastics Corp.	600,000	1,149,015
Common Stocks - continued
	Shares	Value
Taiwan - continued
Fuhwa Financial Holding Co. Ltd. (a)	3,702,054	$ 1,600,143
Hung Poo Real Estate Development Co. Ltd.	600,000	612,328
MediaTek, Inc.	197,000	2,471,702
Mega Financial Holding Co. Ltd.	800,000	510,273
Phoenix Precision Technology Corp.	900,000	967,117
Shin Kong Financial Holding Co. Ltd.	691,113	643,079
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 5/18/07 (a)	1,701,202	1,581,090
Siliconware Precision Industries Co. Ltd.	600,000	1,152,617
Sinyi Realty, Inc.	359,800	1,025,979
Taiwan Cement Corp.	1,451,168	1,295,861
Taiwan Secom Co.	404,000	697,273
Taiwan Semiconductor Manufacturing Co. Ltd.	2,604,122	5,369,968
Wistron Corp.	845,644	1,264,068
Yageo Corp. (a)	908,000	359,760
TOTAL TAIWAN		32,061,177
Thailand - 2.6%
ACL Bank PCL:
NVDR (a)	982,200	116,367
(For. Reg.) (a)	1,017,800	120,585
Bumrungrad Hospital PCL (For. Reg.)	768,700	1,061,038
Central Pattana PCL (For. Reg.)	2,000,000	1,509,705
Home Product Center PCL (For. Reg.)	2,982,200	463,088
Land & House PCL NVDR	2,239,200	447,518
Minor International PCL:
(For. Reg.)	1,927,189	626,233
(For. Reg.) warrants 3/29/08	192,719	28,541
Robinson Department Store PCL (For. Reg.)	2,500,000	783,609
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		5,156,684
United Kingdom - 0.8%
Standard Chartered PLC (United Kingdom)	50,000	1,556,572
TOTAL COMMON STOCKS (Cost $146,753,440)		191,573,409
Investment Companies - 0.9%

Hong Kong - 0.9%
iShares FTSE/Xinhua A50 China Tracker (Cost $1,417,126)	115,000	1,875,859
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $7,232,291)	7,232,291	$ 7,232,291
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $155,402,857)		200,681,559
NET OTHER ASSETS - 0.5%		1,045,050
NET ASSETS - 100%		$ 201,726,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,368,475 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 187,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $148,170,566)	$ 193,449,268
Fidelity Central Funds (cost $7,232,291)	7,232,291
Total Investments (cost $155,402,857)		$ 200,681,559
Foreign currency held at value (cost $191,386)		191,386
Receivable for investments sold		1,457,795
Receivable for fund shares sold		529,238
Dividends receivable		418,892
Distributions receivable from Fidelity Central Funds		25,048
Prepaid expenses		401
Other receivables		359,582
Total assets		203,663,901

Liabilities
Payable for investments purchased	$ 976,610
Payable for fund shares redeemed	584,796
Accrued management fee	137,389
Distribution fees payable	92,400
Other affiliated payables	50,896
Other payables and accrued expenses	95,201
Total liabilities		1,937,292

Net Assets		$ 201,726,609
Net Assets consist of:
Paid in capital		$ 143,134,223
Undistributed net investment income		318,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,962,898
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,310,692
Net Assets		$ 201,726,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,263,232 ÷ 3,172,030 shares)	$ 25.62

Maximum offering price per share (100/94.25 of $25.62)	$ 27.18
Class T: Net Asset Value and redemption price per share ($39,546,367 ÷ 1,569,812 shares)	$ 25.19

Maximum offering price per share (100/96.50 of $25.19)	$ 26.10
Class B: Net Asset Value and offering price per share ($25,541,040 ÷ 1,048,766 shares)A	$ 24.35

Class C: Net Asset Value and offering price per share ($47,012,283 ÷ 1,935,227 shares)A	$ 24.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,363,687 ÷ 321,062 shares)	$ 26.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 1,864,768
Interest		58
Income from Fidelity Central Funds		187,476
		2,052,302
Less foreign taxes withheld		(177,971)
Total income		1,874,331

Expenses
Management fee	$ 632,250
Transfer agent fees	254,739
Distribution fees	499,662
Accounting fees and expenses	46,866
Custodian fees and expenses	132,986
Independent trustees' compensation	248
Registration fees	62,794
Audit	65,551
Legal	786
Miscellaneous	568
Total expenses before reductions	1,696,450
Expense reductions	(171,579)	1,524,871
Net investment income (loss)		349,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,923,928
Foreign currency transactions	6,259
Total net realized gain (loss)		13,930,187
Change in net unrealized appreciation (depreciation) on: Investment securities	19,786,697
Assets and liabilities in foreign currencies	31,498
Total change in net unrealized appreciation (depreciation)		19,818,195
Net gain (loss)		33,748,382
Net increase (decrease) in net assets resulting from operations		$ 34,097,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 349,460	$ 874,526
Net realized gain (loss)	13,930,187	12,459,470
Change in net unrealized appreciation (depreciation)	19,818,195	17,978,097
Net increase (decrease) in net assets resulting from operations	34,097,842	31,312,093
Distributions to shareholders from net investment income	(705,469)	(546,550)
Distributions to shareholders from net realized gain	(11,219,059)	(6,267,718)
Total distributions	(11,924,528)	(6,814,268)
Share transactions - net increase (decrease)	37,739,800	42,747,494
Redemption fees	56,164	69,319
Total increase (decrease) in net assets	59,969,278	67,314,638

Net Assets
Beginning of period	141,757,331	74,442,693
End of period (including undistributed net investment income of $318,796 and undistributed net investment income of $779,401, respectively)	$ 201,726,609	$ 141,757,331

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15
Income from Investment Operations
Net investment income (loss) E	.09	.22	.18	.03	.07	(.02)
Net realized and unrealized gain (loss)	4.87	6.10	3.61	1.00 J	3.11	.76
Total from investment operations	4.96	6.32	3.79	1.03	3.18	.74
Distributions from net investment income	(.15)	(.16)	-	(.15)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.83)	(1.55)	(.05)	(.15)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 25.62	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89
Total Return B, C, D	23.11%	38.02%	27.23%	8.01% J	32.15%	8.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.73%	1.90%	2.24%	2.81%	2.56%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.61%	2.00%	2.02%	2.00%
Expenses net of all reductions	1.41% A	1.39%	1.55%	1.99%	2.02%	1.98%
Net investment income (loss)	.71% A	1.08%	1.08%	.21%	.70%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,263	$ 55,790	$ 30,782	$ 21,099	$ 24,161	$ 18,314
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09
Income from Investment Operations
Net investment income (loss) E	.05	.17	.14	- I	.05	(.05)
Net realized and unrealized gain (loss)	4.80	6.01	3.56	.99 J	3.06	.77
Total from investment operations	4.85	6.18	3.70	.99	3.11	.72
Distributions from net investment income	(.12)	(.12)	-	(.12)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.80)	(1.51)	(.05)	(.12)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 25.19	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81
Total Return B, C, D	22.93%	37.69%	26.89%	7.78% J	31.70%	7.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	2.07%	2.27%	2.76%	3.43%	3.16%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.84%	2.25%	2.27%	2.25%
Expenses net of all reductions	1.66% A	1.64%	1.79%	2.24%	2.26%	2.23%
Net investment income (loss)	.46% A	.83%	.85%	(.04)%	.45%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,546	$ 28,850	$ 14,074	$ 7,658	$ 4,982	$ 4,347
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.06	(.07)	(.01)	(.10)
Net realized and unrealized gain (loss)	4.64	5.84	3.47	.96 J	3.02	.76
Total from investment operations	4.63	5.90	3.53	.89	3.01	.66
Distributions from net investment income	(.03)	(.04)	-	(.08)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.71)	(1.43)	(.05)	(.08)	-	-
Redemption fees added to paid in capital E	.01	.01	-I	.01	-	-
Net asset value, end of period	$ 24.35	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63
Total Return B, C, D	22.61%	36.99%	26.31%	7.14% J	31.26%	7.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.39% A	2.59%	2.75%	3.19%	3.87%	3.63%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.35%	2.75%	2.77%	2.75%
Expenses net of all reductions	2.16% A	2.14%	2.29%	2.74%	2.77%	2.73%
Net investment income (loss)	(.04)% A	.33%	.34%	(.54)%	(.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,541	$ 18,985	$ 11,504	$ 7,065	$ 5,157	$ 2,787
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.06	(.07)	(.01)	(.10)
Net realized and unrealized gain (loss)	4.63	5.84	3.47	.96 J	3.02	.76
Total from investment operations	4.62	5.90	3.53	.89	3.01	.66
Distributions from net investment income	(.05)	(.07)	-	(.09)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.73)	(1.46)	(.05)	(.09)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 24.29	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64
Total Return B, C, D	22.58%	37.02%	26.31%	7.14% J	31.22%	7.35%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	2.46%	2.67%	3.02%	3.70%	3.53%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.34%	2.75%	2.77%	2.75%
Expenses net of all reductions	2.16% A	2.14%	2.28%	2.74%	2.76%	2.73%
Net investment income (loss)	(.04)% A	.33%	.35%	(.54)%	(.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,012	$ 33,047	$ 13,291	$ 6,484	$ 4,581	$ 2,220
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21
Income from Investment Operations
Net investment income (loss) D	.12	.27	.24	.06	.10	.01
Net realized and unrealized gain (loss)	4.95	6.19	3.65	1.01 I	3.13	.75
Total from investment operations	5.07	6.46	3.89	1.07	3.23	.76
Distributions from net investment income	(.19)	(.21)	-	(.15)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.87)	(1.60)	(.05)	(.15)	-	-
Redemption fees added to paid in capital D	.01	.01	- H	.01	-	-
Net asset value, end of period	$ 26.05	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97
Total Return B, C	23.25%	38.28%	27.61%	8.24% I	32.40%	8.25%
Ratios to Average Net Assets E, G
Expenses before reductions	1.28% A	1.41%	1.52%	2.11%	2.55%	2.18%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.29%	1.75%	1.77%	1.75%
Expenses net of all reductions	1.15% A	1.14%	1.24%	1.74%	1.77%	1.73%
Net investment income (loss)	.96% A	1.33%	1.40%	.46%	.94%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,364	$ 5,086	$ 4,791	$ 452	$ 1,538	$ 674
Portfolio turnover rate F	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The per-share and total return impacts are disclosed on the Financial Highlights. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,517,957
Unrealized depreciation	(3,260,784)
Net unrealized appreciation (depreciation)	$ 45,257,173
Cost for federal income tax purposes	$ 155,424,386

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,515,376 and $56,208,679, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 87,681	$ 5,687
Class T	.25%	.25%	89,256	840
Class B	.75%	.25%	116,451	87,618
Class C	.75%	.25%	206,274	81,806
			$ 499,662	$ 175,951

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 73,998
Class T	12,067
Class B*	19,564
Class C*	8,194
$ 113,823

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 97,094	.28*
Class T	58,392	.33*
Class B	37,978	.33*
Class C	53,632	.26*
Institutional Class	7,643	.21*
	$ 254,739

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $204 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 31,672
Class T	1.75%	25,602
Class B	2.25%	16,831
Class C	2.25%	15,977
Institutional Class	1.25%	1,034
		$ 91,116

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $78,476 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,504. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 185

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 394,476	$ 295,895
Class T	160,780	104,293
Class B	30,252	29,832
Class C	75,200	61,147
Institutional Class	44,761	55,383
Total	$ 705,469	$ 546,550
From net realized gain
Class A	$ 4,331,516	$ 2,523,276
Class T	2,269,826	1,169,089
Class B	1,540,071	987,446
Class C	2,688,016	1,214,208
Institutional Class	389,630	373,699
Total	$ 11,219,059	$ 6,267,718

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,045,511	1,432,952	$ 25,178,282	$ 29,421,074
Reinvestment of distributions	162,468	116,289	3,714,012	2,081,564
Shares redeemed	(517,347)	(806,635)	(12,276,893)	(16,443,108)
Net increase (decrease)	690,632	742,606	$ 16,615,401	$ 15,059,530
Class T
Shares sold	451,248	685,045	$ 10,692,254	$ 13,823,730
Reinvestment of distributions	96,622	70,928	2,174,002	1,252,594
Shares redeemed	(281,494)	(258,935)	(6,655,879)	(5,230,235)
Net increase (decrease)	266,376	497,038	$ 6,210,377	$ 9,846,089
Class B
Shares sold	324,117	459,438	$ 7,435,085	$ 9,003,547
Reinvestment of distributions	65,401	53,748	1,425,750	922,986
Shares redeemed	(226,982)	(306,089)	(5,197,464)	(6,064,575)
Net increase (decrease)	162,536	207,097	$ 3,663,371	$ 3,861,958

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	553,721	1,058,526	$ 12,666,275	$ 20,658,561
Reinvestment of distributions	105,026	61,905	2,283,267	1,061,055
Shares redeemed	(268,712)	(359,640)	(6,078,767)	(7,055,090)
Net increase (decrease)	390,035	760,791	$ 8,870,775	$ 14,664,526
Institutional Class
Shares sold	171,624	167,546	$ 4,146,000	$ 3,548,993
Reinvestment of distributions	9,931	19,744	230,692	358,348
Shares redeemed	(83,112)	(231,297)	(1,996,816)	(4,591,950)
Net increase (decrease)	98,443	(44,007)	$ 2,379,876	$ (684,609)

12. Proposed Reorganization.

On March 15, 2007, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Korea Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Korea Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Korea Fund on the day the reorganization is effective. A Shareholder meeting of Fidelity Advisor Korea Fund is expected to be held on October 17, 2007 to vote on the reorganization. If approved by the shareholders, the reorganization is expected to become effective on or about December 7, 2007. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEAI-USAN-0607
1.784874.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,209.20	$ 8.76
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00
Class T
Actual	$ 1,000.00	$ 1,207.90	$ 10.13
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Class B
Actual	$ 1,000.00	$ 1,205.20	$ 12.85
HypotheticalA	$ 1,000.00	$ 1,013.14	$ 11.73
Class C
Actual	$ 1,000.00	$ 1,205.20	$ 12.85
HypotheticalA	$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class
Actual	$ 1,000.00	$ 1,210.90	$ 7.35
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.60%
Class T	1.85%
Class B	2.35%
Class C	2.35%
Institutional Class	1.34%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.0	4.2
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	3.1	3.9
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	3.0	3.2
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.) (Brazil, Metals & Mining)	2.7	1.1
Petroleo Brasileiro SA Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.6	2.9
	16.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	16.2
Energy	14.9	19.1
Materials	14.0	11.4
Information Technology	12.9	15.3
Industrials	10.5	9.4
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	15.9	16.3
Brazil	13.1	11.7
Russia	10.8	12.2
South Africa	8.3	7.6
Mexico	6.9	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks and Investment Companies 98.9%	Stocks 97.0%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 3.0%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.8%
Banco Macro SA sponsored ADR	23,600	$ 854,320
Inversiones y Representaciones SA sponsored GDR (a)	59,400	1,242,648
Pampa Holding SA (a)	161,800	145,591
TOTAL ARGENTINA		2,242,559
Austria - 0.6%
Raiffeisen International Bank Holding AG	6,100	855,963
voestalpine AG	12,700	862,188
TOTAL AUSTRIA		1,718,151
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	12,600	264,600
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	62,000	1,950,877
Central European Media Enterprises Ltd. Class A (a)	14,900	1,343,086
China Solar Energy Holding Ltd. (a)	980,000	68,903
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	15,500	107,260
Credicorp Ltd. (NY Shares)	7,700	401,786
Dufry South America Ltd. unit	23,455	443,700
Emperor Capital Group Ltd.	116,800	9,108
Emperor International Holding Ltd.	292,000	65,697
Ports Design Ltd.	93,000	261,552
Sinofert Holdings Ltd.	1,107,100	568,937
TOTAL BERMUDA		5,220,906
Brazil - 13.0%
All America Latina Logistica SA unit	73,500	866,745
Banco Bradesco SA:
(PN)	119,400	2,540,301
(PN) sponsored ADR (d)	28,800	611,136
Banco do Brasil SA	7,400	254,666
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,500	308,159
Brascan Residential Properties SA	24,800	188,145
Companhia de Concessoes Rodoviarias	48,100	748,017
Companhia de Saneamento de Minas Gerais	56,400	723,290
Companhia Vale do Rio Doce (PN-A) sponsored ADR	209,700	7,169,643
CSU Cardsystem SA sponsored ADR (e)	3,000	51,076
Cyrela Brazil Realty SA	103,800	1,116,952
Duratex SA (PN)	16,900	376,497
Eternit SA	104,160	447,818
Itausa-Investimentos Itau S.A. rights 6/1/07	513	681
Common Stocks - continued
	Shares	Value
Brazil - continued
JBS SA	103,900	$ 400,754
Localiza Rent a Car SA	114,600	1,170,100
Lojas Americanas SA	14,011,200	888,230
Lojas Renner SA	44,600	614,258
LPS Brasil Consultoria de Imoveis SA	16,000	164,937
Medial Saude SA	28,300	403,253
Net Servicos de Comunicacao SA sponsored ADR	82,166	1,226,738
Obrascon Huarte Lain Brasil SA (a)	15,900	244,141
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	241,900	5,431,815
(PN) sponsored ADR (non-vtg.)	9,800	874,356
sponsored ADR	5,900	597,257
Submarino SA	30,500	1,104,336
TAM SA:
(PN) (ltd.-vtg.)	15,100	391,449
(PN) sponsored ADR (ltd. vtg.)	8,800	226,424
Uniao de Bancos Brasileiros SA (Unibanco):
unit	75,500	736,377
GDR	19,600	1,902,376
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	39,400	1,839,131
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	44,700	893,106
Weg SA (PN)	30,900	254,463
TOTAL BRAZIL		34,766,627
British Virgin Islands - 0.1%
Titanium Resources Group Ltd. (a)(f)	153,700	198,218
Uramin, Inc. (a)(g)	24,500	146,470
TOTAL BRITISH VIRGIN ISLANDS		344,688
Canada - 1.4%
Addax Petroleum, Inc.	7,900	307,843
Addax Petroleum, Inc. (a)(e)	4,700	183,147
AUR Resources, Inc.	18,300	402,142
Eastern Platinum Ltd. (a)	209,900	448,205
First Quantum Minerals Ltd.	9,000	621,380
Frontera Copper Corp. (a)	111,100	531,526
Rio Narcea Gold Mines Ltd. (a)	91,100	414,501
SXR Uranium One, Inc. (a)	4,300	64,506
SXR Uranium One, Inc. (South Africa) (a)	46,418	711,761
TOTAL CANADA		3,685,011
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.6%
AAC Acoustic Technology Holdings, Inc. (a)	216,000	$ 203,228
Agile Property Holdings Ltd.	712,000	751,816
Foxconn International Holdings Ltd. (a)	285,400	864,677
Gems TV Holdings Ltd.	122,000	115,640
Integra Group unit	12,000	251,880
Intime Department Store Group Co. Ltd.	27,000	23,747
JA Solar Holdings Co. Ltd. ADR	7,200	175,608
Lee & Man Paper Manufacturing Ltd.	404,200	1,141,932
NagaCorp Ltd.	524,000	120,574
Shui On Land Ltd.	247,500	213,565
SinoCom Software Group Ltd.	726,000	145,710
Trina Solar Ltd. ADR	3,600	192,348
TOTAL CAYMAN ISLANDS		4,200,725
China - 3.7%
Bank of China (H Shares)	1,020,000	505,922
China Coal Energy Co. Ltd. (H Shares)	478,300	475,087
China Construction Bank Corp. (H Shares)	2,835,000	1,732,338
China Gas Holdings Ltd.	562,000	114,231
China Hongxing Sports Ltd.	66,000	156,398
China Molybdenum Co. Ltd. (H Shares)	10,000	15,954
China Petroleum & Chemical Corp. (H Shares)	2,609,100	2,275,396
China Shenhua Energy Co. Ltd. (H Shares)	351,500	878,014
China Ting Group Holdings Ltd.	324,000	105,618
Digital China Holdings Ltd. (H Shares)	274,000	111,736
First Tractor Co. Ltd. (H Shares) (a)	514,500	251,247
Guangzhou R&F Properties Co. Ltd. (H Shares)	358,800	865,976
Home Inns & Hotels Management, Inc. ADR (d)	500	17,135
Parkson Retail Group Ltd.	64,500	460,093
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	261,000	1,396,329
Shandong Weigao Group Medical Polymer Co. Ltd.	222,000	391,069
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	265,019
TOTAL CHINA		10,017,562
Colombia - 0.2%
BanColombia SA Sponsored ADR	19,400	544,364
Cyprus - 0.6%
Bank of Cyprus Public Co. Ltd.	7,300	115,953
Mirland Development Corp. PLC	52,900	740,396
Urals Energy Public Co. Ltd. (a)	29,600	251,531
XXI Century Investments Public Ltd. (a)	30,500	533,603
TOTAL CYPRUS		1,641,483
Common Stocks - continued
	Shares	Value
Czech Republic - 0.7%
Ceske Energeticke Zavody AS	37,900	$ 1,852,628
Egypt - 1.6%
Commercial International Bank Ltd. sponsored GDR	64,000	668,800
Eastern Tobacco Co.	8,000	584,668
Orascom Construction Industries SAE:
GDR	6,544	764,994
GDR (e)	400	46,760
Orascom Hotels & Development (OHD) (a)	96,336	794,073
Orascom Telecom Holding SAE GDR	21,898	1,473,735
TOTAL EGYPT		4,333,030
Estonia - 0.1%
Olympic Entertainment Group AS	9,100	136,596
Finland - 0.2%
YIT-Yhtyma OY	11,100	398,671
Georgia - 0.2%
Bank of Georgia:
ADR (a)	5,000	172,500
unit (a)	12,300	424,350
TOTAL GEORGIA		596,850
Germany - 0.1%
Praktiker Bau- und Heimwerkermaerkte Holding AG	4,000	167,027
Hong Kong - 3.4%
Chaoda Modern Agriculture (Holdings) Ltd.	1,325,500	1,101,399
China Grand Frstry Resources Group Ltd. (a)	1,502,000	165,128
China Mobile (Hong Kong) Ltd.	589,200	5,303,978
China Resources Power Holdings Co. Ltd.	529,700	945,294
Hopson Development Holdings Ltd.	232,100	548,907
Kerry Properties Ltd.	134,000	674,064
REXCAPITAL Financial Holdings Ltd. (a)	3,075,000	263,373
TOTAL HONG KONG		9,002,143
Hungary - 0.2%
OTP Bank Ltd. unit	5,300	541,660
India - 5.3%
Ambuja Cements Ltd.	103,259	296,733
Bharat Forge Ltd.	47,239	372,549
Bharat Heavy Electricals Ltd.	10,709	649,102
Bharti Airtel Ltd. (a)	91,875	1,819,453
Federal Bank Ltd.	14,399	85,580
Common Stocks - continued
	Shares	Value
India - continued
Federal Bank Ltd.:
GDR	11,701	$ 69,300
GDR (a)(e)	9,000	53,303
HCL Technologies Ltd.	126,630	1,031,212
Indian Overseas Bank	155,500	455,467
INFO Edge India Ltd.	307	5,824
IVRCL Infrastructures & Projects Ltd.	55,987	437,516
Jaiprakash Associates Ltd.	37,384	559,392
Kalpataru Power Transmission Ltd.	4,803	134,793
LANCO Infratech Ltd.	30,948	120,112
Larsen & Toubro Ltd.	16,710	691,443
Nagarjuna Construction Co. Ltd.	121,445	531,109
Pantaloon Retail India Ltd.	48,336	497,116
Parsvnath Developers Ltd.	692	5,501
Reliance Industries Ltd.	45,300	1,722,879
Rolta India Ltd.	101,081	1,026,694
Rolta India Ltd. sponsored GDR (e)	8,800	85,800
Satyam Computer Services Ltd.	74,658	860,809
Sintex Industries Ltd.	30,858	153,256
Sobha Developers Ltd.	7,184	152,283
State Bank of India	27,749	913,810
UTI Bank Ltd.	29,900	341,069
Wipro Ltd.	72,159	1,004,899
TOTAL INDIA		14,077,004
Indonesia - 2.9%
PT Aneka Tambang Tbk	842,000	1,445,897
PT Astra Agro Lestari Tbk	315,000	546,124
PT Bakrie & Brothers Tbk (a)	22,837,500	603,338
PT Bank Mandiri Persero Tbk	2,561,500	867,042
PT Bank Niaga Tbk	4,860,500	449,429
PT Bank Rakyat Indonesia Tbk	984,500	568,952
PT Bumi Resources Tbk	3,486,500	529,626
PT International Nickel Indonesia Tbk	19,000	127,162
PT Medco Energi International Tbk	1,326,000	514,521
PT Perusahaan Gas Negara Tbk Series B	1,194,000	1,380,048
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,142,000	823,394
TOTAL INDONESIA		7,855,533
Ireland - 0.1%
Dragon Oil plc (a)	71,515	246,659
Common Stocks - continued
	Shares	Value
Israel - 1.7%
Africa Israel Investments Ltd.	4,600	$ 634,042
Bank Hapoalim BM (Reg.)	256,728	1,349,925
Israel Chemicals Ltd.	166,500	1,280,992
Ituran Location & Control Ltd.	4,600	62,698
Oil Refineries Ltd.	501,700	381,755
Orckit Communications Ltd. (a)	25,500	268,005
Ormat Industries Ltd.	29,900	360,982
Orpak Systems Ltd.	19,400	73,700
RADWARE Ltd. (a)	19,500	252,525
TOTAL ISRAEL		4,664,624
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan GDR (a)(e)	19,900	447,750
Kazkommertsbank JSC:
ADR (a)	18,404	386,484
unit (a)	10,500	220,500
TOTAL KAZAKHSTAN		1,054,734
Korea (South) - 15.8%
Asia Cement Co. Ltd.	1,838	140,827
Celrun Co. Ltd. (a)	38,560	274,856
Daegu Bank Co. Ltd.	58,220	956,632
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	34,710	1,400,816
Doosan Heavy Industries & Construction Co. Ltd.	3,480	272,395
Hanil Cement Co. Ltd.	1,520	167,351
Hanjin Heavy Industries & Construction Co. Ltd.	25,040	1,127,362
Hite Brewery Co. Ltd.	5,918	832,192
Hynix Semiconductor, Inc. (a)	11,230	382,704
Hyundai Department Store Co. Ltd.	8,458	865,528
Hyundai Engineering & Construction Co. Ltd. (a)	11,600	690,277
Hyundai Mipo Dockyard Co. Ltd.	2,141	433,794
Industrial Bank of Korea	48,130	963,173
Kookmin Bank	2,690	240,728
Kyeryong Construction Industrial Co. Ltd.	17,170	796,864
LG Engineering & Construction Co. Ltd.	14,410	1,428,787
LG Household & Health Care Ltd.	9,040	1,203,618
Macquarie Korea Infrastructure Fund GDR	83,400	669,702
MegaStudy Co. Ltd.	6,199	1,046,020
NHN Corp.	12,258	1,917,352
ON*Media Corp.	11,880	97,580
Osstem Implant Co. Ltd.	5,700	271,254
POSCO	8,880	3,723,984
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	21,722	$ 13,284,290
Samsung Heavy Industries Ltd.	53,400	1,745,453
Shinhan Financial Group Co. Ltd.	41,000	2,299,279
SK Corp.	27,820	3,030,329
Taewoong Co. Ltd.	10,522	447,919
Woongjin Thinkbig Co. Ltd.	20,170	363,176
Woori Finance Holdings Co. Ltd.	40,510	1,007,709
YBM Sisa.com, Inc.	13,186	281,130
TOTAL KOREA (SOUTH)		42,363,081
Lebanon - 0.1%
Solidere GDR	14,600	228,928
Luxembourg - 0.5%
Evraz Group SA:
GDR (e)	2,800	98,700
GDR	16,600	585,150
Tenaris SA sponsored ADR	14,300	662,948
TOTAL LUXEMBOURG		1,346,798
Malaysia - 0.8%
DiGi.com BHD	900	5,365
Genting BHD	314,000	779,953
IJM Corp. BHD	160,000	406,780
Lion Diversified Holdings BHD	148,300	374,867
Steppe Cement Ltd. (a)	68,800	400,994
UEM World BHD	218,200	258,881
TOTAL MALAYSIA		2,226,840
Mauritius - 0.1%
Golden Agri-Resources Ltd.	153,000	247,749
Mexico - 6.9%
Alsea SAB de CV	283,800	484,561
America Movil SA de CV Series L sponsored ADR	151,800	7,974,054
Banco Compartamos SA de CV	88,700	447,618
Cemex SA de CV sponsored ADR	33,352	1,083,940
Controladora Commercial Mexicana SA unit	86,692	223,848
Fomento Economico Mexicano SA de CV sponsored ADR	17,200	1,852,268
Grupo Aeroportuario Norte Sab de CV ADR	19,700	576,028
Grupo Famsa SA de CV Series A	132,800	801,725
Grupo Financiero Banorte SA de CV Series O	254,300	1,104,289
Grupo Mexico SA de CV Series B	137,109	732,221
Industrias CH SA de CV (a)	30,000	134,547
Common Stocks - continued
	Shares	Value
Mexico - continued
Urbi, Desarrollos Urbanos, SA de CV (a)	406,500	$ 1,698,405
Wal-Mart de Mexico SA de CV Series V	321,248	1,259,790
TOTAL MEXICO		18,373,294
Netherlands - 0.4%
AmRest Holdings NV (a)	4,100	142,620
Kardan NV (a)(d)	8,500	152,760
Plaza Centers NV	46,400	174,880
X5 Retail Group NV unit (a)	21,600	658,800
TOTAL NETHERLANDS		1,129,060
Oman - 0.3%
BankMuscat SAOG sponsored:
GDR (e)	7,562	93,769
GDR	61,270	759,748
TOTAL OMAN		853,517
Pakistan - 0.3%
MCB Bank Ltd.	22,195	109,072
MCB Bank Ltd. unit (e)	11,385	218,934
Oil & Gas Development Co. Ltd.:
ADR (e)	8,700	174,957
unit (a)(e)	14,200	285,562
TOTAL PAKISTAN		788,525
Panama - 0.3%
Copa Holdings SA Class A	13,600	827,968
Philippines - 0.8%
Ayala Corp.	25,900	327,710
International Container Terminal Services, Inc.	383,000	226,149
Jollibee Food Corp.	107,700	112,424
Megaworld Corp.	5,134,000	351,866
PNOC Energy Development Corp.	1,080,000	127,541
Robinsons Land Corp.	1,238,000	476,455
SM Investments Corp.	66,750	503,229
TOTAL PHILIPPINES		2,125,374
Poland - 0.3%
Bank Handlowy w Warszawie SA	3,900	132,852
Globe Trade Centre SA (a)	35,200	626,815
TOTAL POLAND		759,667
Common Stocks - continued
	Shares	Value
Romania - 0.0%
Banca Transilvania SA	223,169	$ 98,869
Russia - 10.8%
JSC Chelyabinsk Zinc Plant	1,600	198,400
JSC MMC 'Norilsk Nickel' sponsored ADR	18,000	3,478,500
Lukoil Oil Co. sponsored ADR	50,238	3,895,957
Magma OJSC (a)	138,500	134,345
Mobile TeleSystems OJSC sponsored ADR	26,400	1,454,640
Novolipetsk Iron & Steel Corp.	92,700	250,290
Novolipetsk Iron & Steel Corp. sponsored GDR (e)	38,000	1,064,000
OAO Gazprom sponsored ADR	212,370	8,346,141
OAO TatNeft unit	9,950	985,050
OAO TMK (a)	80,500	732,550
OAO TMK unit	13,000	474,500
Open Investments (a)	500	140,000
Pharmacy Chain 36.6 Jsc (a)	2,000	164,000
RBC Information Systems Jsc (a)	12,900	122,550
Sberbank (Savings Bank of the Russian Federation)	419	1,661,335
Sberbank (Savings Bank of the Russian Federation) GDR	5,800	3,055,066
Sistema-Hals JSC	1,500	451,500
Sistema-Hals JSC unit	10,000	150,500
Vimpel Communications sponsored ADR (a)	19,000	1,838,440
VSMPO-Avisma Corp.	1,000	306,000
TOTAL RUSSIA		28,903,764
Singapore - 0.4%
Keppel Corp. Ltd.	38,600	543,734
Olam International Ltd.	151,000	314,086
Sino-Environment Technology Group Ltd.	93,000	211,809
Yangzijiang Shipbuilding Holdings Ltd.	67,000	58,215
TOTAL SINGAPORE		1,127,844
South Africa - 8.3%
African Bank Investments Ltd.	196,247	948,733
African Rainbow Minerals Ltd. (a)	19,513	329,682
Bidvest Group Ltd.	72,600	1,523,473
Ellerine Holdings Ltd.	22,517	306,906
FirstRand Ltd.	679,473	2,431,065
Impala Platinum Holdings Ltd.	103,264	3,372,101
Imperial Holdings Ltd.	18,000	408,899
Investec Ltd.	47,824	679,339
JD Group Ltd.	57,100	758,004
Lewis Group Ltd.	73,722	758,855
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	258,100	$ 3,801,893
Murray & Roberts Holdings Ltd.	112,461	971,597
Naspers Ltd. Class N sponsored ADR	47,906	1,185,194
Nedbank Group Ltd.	52,174	1,121,141
Network Healthcare Holdings Ltd.	192,100	406,385
PSG Group Ltd.	61,500	266,317
Raubex Group Ltd.	60,970	205,591
Sasol Ltd.	22,770	789,173
Steinhoff International Holdings Ltd.	156,900	558,026
Truworths International Ltd.	199,000	1,109,244
Wesizwe Platinum Ltd. (a)	121,710	216,003
TOTAL SOUTH AFRICA		22,147,621
Taiwan - 4.9%
Delta Electronics, Inc.	360,550	1,130,929
Feng Tay Enterprise Co. Ltd.	285,000	234,395
Foxconn Technology Co. Ltd.	56,700	536,953
Gemtek Technology Corp.	48,000	123,618
High Tech Computer Corp.	48,640	729,991
Hon Hai Precision Industry Co. Ltd. (Foxconn)	584,012	3,882,837
Inotera Memories, Inc.	181,000	204,006
Phoenix Precision Technology Corp.	121,000	130,024
Powertech Technology, Inc.	213,250	800,116
Shin Kong Financial Holding Co. Ltd.	948,000	882,112
Siliconware Precision Industries Co. Ltd.	1,068,800	2,053,194
Taiwan Chi Cheng Enterprise Co. Ltd.	96,000	311,207
Taiwan Semiconductor Manufacturing Co. Ltd.	1,079,509	2,226,059
TOTAL TAIWAN		13,245,441
Thailand - 0.9%
Bumrungrad Hospital PCL (For. Reg.)	222,900	307,669
Italian-Thai Development PCL	793,700	117,543
Minor International PCL (For. Reg.)	1,692,104	549,843
PTT Public Co. Ltd. (For. Reg.)	109,100	690,208
Robinson Department Store PCL (For. Reg.)	491,300	153,995
Thai Oil PCL (For. Reg.)	357,900	674,118
TOTAL THAILAND		2,493,376
Turkey - 3.4%
Acibadem Saglik Hizmetleri AS	33,900	415,784
Aksigorta AS	27,000	127,140
Anadolu Efes Biracilk Ve Malt Sanyii AS	25,800	880,562
Asya Katilim Bankasi AS	193,000	1,127,213
Common Stocks - continued
	Shares	Value
Turkey - continued
Atakule Gayrimenkul Yatirim Ortakligi AS	109,000	$ 137,667
Bagfas Bandirma Gubre Fabrikalari AS	14,609	391,955
Dogan Yayin Holding AS (a)	122,112	454,660
Dogus Otomotiv Servis ve Ticaret AS	78,700	370,590
Enka Insaat ve Sanayi AS	126,627	1,885,885
Migros Turk Ticaret AS	27,700	327,607
Reysas Logistics	35,500	104,705
Tofas Turk Otomobil Fabrikasi AS	67,000	295,930
Tupras-Turkiye Petrol Rafinerileri AS	52,200	1,067,056
Turkiye Garanti Bankasi AS	319,375	1,562,192
TOTAL TURKEY		9,148,946
Ukraine - 0.1%
Stirol sponsored ADR (a)	7,800	125,598
Ukrnafta Open JSC sponsored ADR	385	173,372
TOTAL UKRAINE		298,970
United Kingdom - 1.0%
Aricom PLC (a)	201,200	334,906
COSAN SA Industria e Comercio warrants (Deutsche Bank Warrant Program) 7/25/07 (a)(e)	15,259	305,450
Hirco PLC	21,000	165,854
Imperial Energy PLC (a)	32,500	814,876
Sibir Energy PLC (a)	85,355	767,984
Unitech Corporate Parks PLC	107,000	192,012
TOTAL UNITED KINGDOM		2,581,082
United States of America - 1.2%
Central European Distribution Corp. (a)	12,500	371,875
CTC Media, Inc.	67,096	1,749,864
NII Holdings, Inc. (a)	13,800	1,059,150
TOTAL UNITED STATES OF AMERICA		3,180,889
TOTAL COMMON STOCKS (Cost $200,926,036)		264,071,438
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.1%
Itausa-Investimentos Itau S.A. (PN)	50,331	274,506
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	320	150,523
Nonconvertible Preferred Stocks - continued
	Shares	Value
South Africa - 0.0%
Allied Electronics Corp. Ltd.	21,700	$ 138,642
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $490,267)		563,671
Investment Companies - 0.2%

Romania - 0.2%
SIF 1 Banat-Crisana Arad Fund (a)	87,000	111,703
SIF 3 Transilvania Brasov Fund	208,500	317,309
SIF 4 Muntenia Bucuresti Fund	164,900	131,904
SIF 5 Oltenia Craiova Fund	72,400	105,728
TOTAL INVESTMENT COMPANIES (Cost $548,577)		666,644
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.29% (b)	9,469,764	9,469,764
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	653,886	653,886
TOTAL MONEY MARKET FUNDS (Cost $10,123,650)		10,123,650
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $212,088,530)		275,425,403
NET OTHER ASSETS - (2.7)%		(7,259,267)
NET ASSETS - 100%		$ 268,166,136
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,109,208 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,470 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Uramin, Inc.	3/7/07	$ 106,584
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 171,916
Fidelity Securities Lending Cash Central Fund	10,500
Total	$ 182,416
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $2,004,149 of which $81,011 and $1,923,138 will expire on October 31, 2012 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $622,265) - See accompanying schedule: Unaffiliated issuers (cost $201,964,880)	$ 265,301,753
Fidelity Central Funds (cost $10,123,650)	10,123,650
Total Investments (cost $212,088,530)		$ 275,425,403
Foreign currency held at value (cost $11)		11
Receivable for investments sold		1,789,767
Receivable for fund shares sold		1,167,583
Dividends receivable		369,584
Distributions receivable from Fidelity Central Funds		33,584
Prepaid expenses		315
Other receivables		68,940
Total assets		278,855,187

Liabilities
Payable to custodian bank	$ 685
Payable for investments purchased Regular delivery	8,298,634
Delayed delivery	170,773
Payable for fund shares redeemed	880,050
Accrued management fee	177,144
Distribution fees payable	115,773
Other affiliated payables	68,700
Other payables and accrued expenses	323,406
Collateral on securities loaned, at value	653,886
Total liabilities		10,689,051

Net Assets		$ 268,166,136
Net Assets consist of:
Paid in capital		$ 203,668,608
Accumulated net investment loss		(334,886)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,690,700
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		63,141,714
Net Assets		$ 268,166,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,104,651 ÷ 4,484,490 shares)	$ 23.21

Maximum offering price per share (100/94.25 of $23.21)	$ 24.63
Class T: Net Asset Value and redemption price per share ($64,117,524 ÷ 2,778,667 shares)	$ 23.07

Maximum offering price per share (100/96.50 of $23.07)	$ 23.91
Class B: Net Asset Value and offering price per share ($24,735,030 ÷ 1,085,327 shares)A	$ 22.79

Class C: Net Asset Value and offering price per share ($59,124,550 ÷ 2,594,306 shares)A	$ 22.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,084,381 ÷ 688,698 shares)	$ 23.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 1,833,823
Interest		133
Income from Fidelity Central Funds		182,416
		2,016,372
Less foreign taxes withheld		(168,064)
Total income		1,848,308

Expenses
Management fee	$ 914,422
Transfer agent fees	353,511
Distribution fees	606,340
Accounting and security lending fees	59,591
Custodian fees and expenses	168,083
Independent trustees' compensation	311
Registration fees	63,656
Audit	29,421
Legal	9,560
Miscellaneous	858
Total expenses before reductions	2,205,753
Expense reductions	(158,508)	2,047,245
Net investment income (loss)		(198,937)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $30,452)	3,969,806
Foreign currency transactions	(80,169)
Total net realized gain (loss)		3,889,637
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $65,303)	37,705,916
Assets and liabilities in foreign currencies	6,500
Total change in net unrealized appreciation (depreciation)		37,712,416
Net gain (loss)		41,602,053
Net increase (decrease) in net assets resulting from operations		$ 41,403,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (198,937)	$ 236,971
Net realized gain (loss)	3,889,637	(2,203,739)
Change in net unrealized appreciation (depreciation)	37,712,416	21,734,068
Net increase (decrease) in net assets resulting from operations	41,403,116	19,767,300
Distributions to shareholders from net investment income	(135,949)	(233,810)
Share transactions - net increase (decrease)	46,656,596	131,636,302
Redemption fees	43,631	113,753
Total increase (decrease) in net assets	87,967,394	151,283,545

Net Assets
Beginning of period	180,198,742	28,915,197
End of period (including accumulated net investment loss of $334,886 and $0, respectively)	$ 268,166,136	$ 180,198,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 13.75	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.12	.02
Net realized and unrealized gain (loss)	4.01	5.47	3.75	(.16)
Total from investment operations	4.02	5.56	3.87	(.14)
Distributions from net investment income	(.03)	(.11)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 23.21	$ 19.22	$ 13.75	$ 9.87
Total Return B,C,D	20.92%	40.75%	39.31%	(1.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.67% A	1.84%	3.15%	10.75% A
Expenses net of fee waivers, if any	1.60% A	1.60%	1.63%	2.00% A
Expenses net of all reductions	1.53% A	1.49%	1.52%	1.91% A
Net investment income (loss)	.11% A	.51%	.95%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,105	$ 68,232	$ 9,617	$ 1,178
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 13.69	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.09	-
Net realized and unrealized gain (loss)	3.98	5.43	3.73	(.15)
Total from investment operations	3.97	5.48	3.82	(.15)
Distributions from net investment income	-	(.09)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 23.07	$ 19.10	$ 13.69	$ 9.86
Total Return B,C,D	20.79%	40.32%	38.84%	(1.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	2.12%	3.53%	11.13% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.89%	2.25% A
Expenses net of all reductions	1.78% A	1.74%	1.77%	2.16% A
Net investment income (loss)	(.14)% A	.26%	.70%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,118	$ 41,369	$ 6,801	$ 889
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 13.58	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	3.95	5.40	3.72	(.15)
Total from investment operations	3.88	5.36	3.74	(.18)
Distributions from net investment income	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 22.79	$ 18.91	$ 13.58	$ 9.83
Total Return B,C,D	20.52%	39.67%	38.15%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A	2.66%	4.00%	11.49% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.28% A	2.24%	2.27%	2.67% A
Net investment income (loss)	(.64)% A	(.24)%	.20%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,735	$ 18,622	$ 4,997	$ 719
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 13.59	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	3.95	5.39	3.73	(.15)
Total from investment operations	3.88	5.35	3.75	(.18)
Distributions from net investment income	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 22.79	$ 18.91	$ 13.59	$ 9.83
Total Return B,C,D	20.52%	39.59%	38.25%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.42% A	2.58%	4.09%	11.58% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.28% A	2.24%	2.28%	2.66% A
Net investment income (loss)	(.64)% A	(.24)%	.19%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,125	$ 42,805	$ 5,890	$ 1,105
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.34	$ 13.80	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.14	.14	.03
Net realized and unrealized gain (loss)	4.03	5.49	3.76	(.15)
Total from investment operations	4.07	5.63	3.90	(.12)
Distributions from net investment income	(.06)	(.11)	-	-
Redemption fees added to paid in capital D	- I	.02	.01	.01
Net asset value, end of period	$ 23.35	$ 19.34	$ 13.80	$ 9.89
Total Return B,C	21.09%	41.11%	39.53%	(1.10)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A	1.47%	3.05%	10.37% A
Expenses net of fee waivers, if any	1.34% A	1.35%	1.41%	1.75% A
Expenses net of all reductions	1.27% A	1.24%	1.30%	1.66% A
Net investment income (loss)	.37% A	.75%	1.17%	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,084	$ 9,172	$ 1,610	$ 529
Portfolio turnover rate F	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 67,306,076
Unrealized depreciation	(4,150,134)
Net unrealized appreciation (depreciation)	$ 63,155,942
Cost for federal income tax purposes	$ 212,269,461

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $95,346,026 and $46,605,988, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 107,568	$ 14,556
Class T	.25%	.25%	134,686	5,699
Class B	.75%	.25%	109,094	82,044
Class C	.75%	.25%	254,992	135,230
			$ 606,340	$ 237,529

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80,524
Class T	16,259
Class B*	20,542
Class C*	15,573
$ 132,898

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 134,681.31
Class T	87,271.32
Class B	37,590.34
Class C	79,431.31
Institutional Class	14,538.23
	$ 353,511

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $256 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,500.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.60%	$ 31,066
Class T	1.85%	22,684
Class B	2.35%	11,485
Class C	2.35%	18,475
		$ 83,710

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $72,170 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 261

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 107,461	$ 108,159
Class T	-	59,424
Class B	-	22,167
Class C	-	28,948
Institutional Class	28,488	15,112
Total	$ 135,949	$ 233,810

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,738,639	3,827,132	$ 36,949,216	$ 68,553,729
Reinvestment of distributions	4,531	5,651	93,931	88,424
Shares redeemed	(809,304)	(981,504)	(17,082,126)	(17,267,219)
Net increase (decrease)	933,866	2,851,279	$ 19,961,021	$ 51,374,934
Class T
Shares sold	1,045,143	2,192,291	$ 22,099,725	$ 39,024,862
Reinvestment of distributions	-	3,478	-	54,093
Shares redeemed	(432,100)	(526,816)	(9,173,633)	(9,118,376)
Net increase (decrease)	613,043	1,668,953	$ 12,926,092	$ 29,960,579
Class B
Shares sold	244,577	896,679	$ 5,124,494	$ 15,771,361
Reinvestment of distributions	-	1,275	-	20,054
Shares redeemed	(144,129)	(281,038)	(3,009,923)	(4,902,600)
Net increase (decrease)	100,448	616,916	$ 2,114,571	$ 10,888,815
Class C
Shares sold	647,698	2,286,049	$ 13,600,091	$ 40,697,157
Reinvestment of distributions	-	1,544	-	24,240
Shares redeemed	(317,120)	(457,432)	(6,550,718)	(7,909,606)
Net increase (decrease)	330,578	1,830,161	$ 7,049,373	$ 32,811,791
Institutional Class
Shares sold	350,718	615,656	$ 7,508,846	$ 11,096,263
Reinvestment of distributions	877	676	18,266	10,642
Shares redeemed	(137,164)	(258,689)	(2,921,573)	(4,506,722)
Net increase (decrease)	214,431	357,643	$ 4,605,539	$ 6,600,183

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAEM-USAN-0607
1.800637.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,209.20	$ 8.76
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00
Class T
Actual	$ 1,000.00	$ 1,207.90	$ 10.13
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Class B
Actual	$ 1,000.00	$ 1,205.20	$ 12.85
HypotheticalA	$ 1,000.00	$ 1,013.14	$ 11.73
Class C
Actual	$ 1,000.00	$ 1,205.20	$ 12.85
HypotheticalA	$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class
Actual	$ 1,000.00	$ 1,210.90	$ 7.35
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.60%
Class T	1.85%
Class B	2.35%
Class C	2.35%
Institutional Class	1.34%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.0	4.2
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	3.1	3.9
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	3.0	3.2
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.) (Brazil, Metals & Mining)	2.7	1.1
Petroleo Brasileiro SA Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.6	2.9
	16.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	16.2
Energy	14.9	19.1
Materials	14.0	11.4
Information Technology	12.9	15.3
Industrials	10.5	9.4
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	15.9	16.3
Brazil	13.1	11.7
Russia	10.8	12.2
South Africa	8.3	7.6
Mexico	6.9	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks and Investment Companies 98.9%	Stocks 97.0%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 3.0%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.8%
Banco Macro SA sponsored ADR	23,600	$ 854,320
Inversiones y Representaciones SA sponsored GDR (a)	59,400	1,242,648
Pampa Holding SA (a)	161,800	145,591
TOTAL ARGENTINA		2,242,559
Austria - 0.6%
Raiffeisen International Bank Holding AG	6,100	855,963
voestalpine AG	12,700	862,188
TOTAL AUSTRIA		1,718,151
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	12,600	264,600
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	62,000	1,950,877
Central European Media Enterprises Ltd. Class A (a)	14,900	1,343,086
China Solar Energy Holding Ltd. (a)	980,000	68,903
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	15,500	107,260
Credicorp Ltd. (NY Shares)	7,700	401,786
Dufry South America Ltd. unit	23,455	443,700
Emperor Capital Group Ltd.	116,800	9,108
Emperor International Holding Ltd.	292,000	65,697
Ports Design Ltd.	93,000	261,552
Sinofert Holdings Ltd.	1,107,100	568,937
TOTAL BERMUDA		5,220,906
Brazil - 13.0%
All America Latina Logistica SA unit	73,500	866,745
Banco Bradesco SA:
(PN)	119,400	2,540,301
(PN) sponsored ADR (d)	28,800	611,136
Banco do Brasil SA	7,400	254,666
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,500	308,159
Brascan Residential Properties SA	24,800	188,145
Companhia de Concessoes Rodoviarias	48,100	748,017
Companhia de Saneamento de Minas Gerais	56,400	723,290
Companhia Vale do Rio Doce (PN-A) sponsored ADR	209,700	7,169,643
CSU Cardsystem SA sponsored ADR (e)	3,000	51,076
Cyrela Brazil Realty SA	103,800	1,116,952
Duratex SA (PN)	16,900	376,497
Eternit SA	104,160	447,818
Itausa-Investimentos Itau S.A. rights 6/1/07	513	681
Common Stocks - continued
	Shares	Value
Brazil - continued
JBS SA	103,900	$ 400,754
Localiza Rent a Car SA	114,600	1,170,100
Lojas Americanas SA	14,011,200	888,230
Lojas Renner SA	44,600	614,258
LPS Brasil Consultoria de Imoveis SA	16,000	164,937
Medial Saude SA	28,300	403,253
Net Servicos de Comunicacao SA sponsored ADR	82,166	1,226,738
Obrascon Huarte Lain Brasil SA (a)	15,900	244,141
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	241,900	5,431,815
(PN) sponsored ADR (non-vtg.)	9,800	874,356
sponsored ADR	5,900	597,257
Submarino SA	30,500	1,104,336
TAM SA:
(PN) (ltd.-vtg.)	15,100	391,449
(PN) sponsored ADR (ltd. vtg.)	8,800	226,424
Uniao de Bancos Brasileiros SA (Unibanco):
unit	75,500	736,377
GDR	19,600	1,902,376
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	39,400	1,839,131
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	44,700	893,106
Weg SA (PN)	30,900	254,463
TOTAL BRAZIL		34,766,627
British Virgin Islands - 0.1%
Titanium Resources Group Ltd. (a)(f)	153,700	198,218
Uramin, Inc. (a)(g)	24,500	146,470
TOTAL BRITISH VIRGIN ISLANDS		344,688
Canada - 1.4%
Addax Petroleum, Inc.	7,900	307,843
Addax Petroleum, Inc. (a)(e)	4,700	183,147
AUR Resources, Inc.	18,300	402,142
Eastern Platinum Ltd. (a)	209,900	448,205
First Quantum Minerals Ltd.	9,000	621,380
Frontera Copper Corp. (a)	111,100	531,526
Rio Narcea Gold Mines Ltd. (a)	91,100	414,501
SXR Uranium One, Inc. (a)	4,300	64,506
SXR Uranium One, Inc. (South Africa) (a)	46,418	711,761
TOTAL CANADA		3,685,011
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.6%
AAC Acoustic Technology Holdings, Inc. (a)	216,000	$ 203,228
Agile Property Holdings Ltd.	712,000	751,816
Foxconn International Holdings Ltd. (a)	285,400	864,677
Gems TV Holdings Ltd.	122,000	115,640
Integra Group unit	12,000	251,880
Intime Department Store Group Co. Ltd.	27,000	23,747
JA Solar Holdings Co. Ltd. ADR	7,200	175,608
Lee & Man Paper Manufacturing Ltd.	404,200	1,141,932
NagaCorp Ltd.	524,000	120,574
Shui On Land Ltd.	247,500	213,565
SinoCom Software Group Ltd.	726,000	145,710
Trina Solar Ltd. ADR	3,600	192,348
TOTAL CAYMAN ISLANDS		4,200,725
China - 3.7%
Bank of China (H Shares)	1,020,000	505,922
China Coal Energy Co. Ltd. (H Shares)	478,300	475,087
China Construction Bank Corp. (H Shares)	2,835,000	1,732,338
China Gas Holdings Ltd.	562,000	114,231
China Hongxing Sports Ltd.	66,000	156,398
China Molybdenum Co. Ltd. (H Shares)	10,000	15,954
China Petroleum & Chemical Corp. (H Shares)	2,609,100	2,275,396
China Shenhua Energy Co. Ltd. (H Shares)	351,500	878,014
China Ting Group Holdings Ltd.	324,000	105,618
Digital China Holdings Ltd. (H Shares)	274,000	111,736
First Tractor Co. Ltd. (H Shares) (a)	514,500	251,247
Guangzhou R&F Properties Co. Ltd. (H Shares)	358,800	865,976
Home Inns & Hotels Management, Inc. ADR (d)	500	17,135
Parkson Retail Group Ltd.	64,500	460,093
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	261,000	1,396,329
Shandong Weigao Group Medical Polymer Co. Ltd.	222,000	391,069
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	265,019
TOTAL CHINA		10,017,562
Colombia - 0.2%
BanColombia SA Sponsored ADR	19,400	544,364
Cyprus - 0.6%
Bank of Cyprus Public Co. Ltd.	7,300	115,953
Mirland Development Corp. PLC	52,900	740,396
Urals Energy Public Co. Ltd. (a)	29,600	251,531
XXI Century Investments Public Ltd. (a)	30,500	533,603
TOTAL CYPRUS		1,641,483
Common Stocks - continued
	Shares	Value
Czech Republic - 0.7%
Ceske Energeticke Zavody AS	37,900	$ 1,852,628
Egypt - 1.6%
Commercial International Bank Ltd. sponsored GDR	64,000	668,800
Eastern Tobacco Co.	8,000	584,668
Orascom Construction Industries SAE:
GDR	6,544	764,994
GDR (e)	400	46,760
Orascom Hotels & Development (OHD) (a)	96,336	794,073
Orascom Telecom Holding SAE GDR	21,898	1,473,735
TOTAL EGYPT		4,333,030
Estonia - 0.1%
Olympic Entertainment Group AS	9,100	136,596
Finland - 0.2%
YIT-Yhtyma OY	11,100	398,671
Georgia - 0.2%
Bank of Georgia:
ADR (a)	5,000	172,500
unit (a)	12,300	424,350
TOTAL GEORGIA		596,850
Germany - 0.1%
Praktiker Bau- und Heimwerkermaerkte Holding AG	4,000	167,027
Hong Kong - 3.4%
Chaoda Modern Agriculture (Holdings) Ltd.	1,325,500	1,101,399
China Grand Frstry Resources Group Ltd. (a)	1,502,000	165,128
China Mobile (Hong Kong) Ltd.	589,200	5,303,978
China Resources Power Holdings Co. Ltd.	529,700	945,294
Hopson Development Holdings Ltd.	232,100	548,907
Kerry Properties Ltd.	134,000	674,064
REXCAPITAL Financial Holdings Ltd. (a)	3,075,000	263,373
TOTAL HONG KONG		9,002,143
Hungary - 0.2%
OTP Bank Ltd. unit	5,300	541,660
India - 5.3%
Ambuja Cements Ltd.	103,259	296,733
Bharat Forge Ltd.	47,239	372,549
Bharat Heavy Electricals Ltd.	10,709	649,102
Bharti Airtel Ltd. (a)	91,875	1,819,453
Federal Bank Ltd.	14,399	85,580
Common Stocks - continued
	Shares	Value
India - continued
Federal Bank Ltd.:
GDR	11,701	$ 69,300
GDR (a)(e)	9,000	53,303
HCL Technologies Ltd.	126,630	1,031,212
Indian Overseas Bank	155,500	455,467
INFO Edge India Ltd.	307	5,824
IVRCL Infrastructures & Projects Ltd.	55,987	437,516
Jaiprakash Associates Ltd.	37,384	559,392
Kalpataru Power Transmission Ltd.	4,803	134,793
LANCO Infratech Ltd.	30,948	120,112
Larsen & Toubro Ltd.	16,710	691,443
Nagarjuna Construction Co. Ltd.	121,445	531,109
Pantaloon Retail India Ltd.	48,336	497,116
Parsvnath Developers Ltd.	692	5,501
Reliance Industries Ltd.	45,300	1,722,879
Rolta India Ltd.	101,081	1,026,694
Rolta India Ltd. sponsored GDR (e)	8,800	85,800
Satyam Computer Services Ltd.	74,658	860,809
Sintex Industries Ltd.	30,858	153,256
Sobha Developers Ltd.	7,184	152,283
State Bank of India	27,749	913,810
UTI Bank Ltd.	29,900	341,069
Wipro Ltd.	72,159	1,004,899
TOTAL INDIA		14,077,004
Indonesia - 2.9%
PT Aneka Tambang Tbk	842,000	1,445,897
PT Astra Agro Lestari Tbk	315,000	546,124
PT Bakrie & Brothers Tbk (a)	22,837,500	603,338
PT Bank Mandiri Persero Tbk	2,561,500	867,042
PT Bank Niaga Tbk	4,860,500	449,429
PT Bank Rakyat Indonesia Tbk	984,500	568,952
PT Bumi Resources Tbk	3,486,500	529,626
PT International Nickel Indonesia Tbk	19,000	127,162
PT Medco Energi International Tbk	1,326,000	514,521
PT Perusahaan Gas Negara Tbk Series B	1,194,000	1,380,048
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,142,000	823,394
TOTAL INDONESIA		7,855,533
Ireland - 0.1%
Dragon Oil plc (a)	71,515	246,659
Common Stocks - continued
	Shares	Value
Israel - 1.7%
Africa Israel Investments Ltd.	4,600	$ 634,042
Bank Hapoalim BM (Reg.)	256,728	1,349,925
Israel Chemicals Ltd.	166,500	1,280,992
Ituran Location & Control Ltd.	4,600	62,698
Oil Refineries Ltd.	501,700	381,755
Orckit Communications Ltd. (a)	25,500	268,005
Ormat Industries Ltd.	29,900	360,982
Orpak Systems Ltd.	19,400	73,700
RADWARE Ltd. (a)	19,500	252,525
TOTAL ISRAEL		4,664,624
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan GDR (a)(e)	19,900	447,750
Kazkommertsbank JSC:
ADR (a)	18,404	386,484
unit (a)	10,500	220,500
TOTAL KAZAKHSTAN		1,054,734
Korea (South) - 15.8%
Asia Cement Co. Ltd.	1,838	140,827
Celrun Co. Ltd. (a)	38,560	274,856
Daegu Bank Co. Ltd.	58,220	956,632
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	34,710	1,400,816
Doosan Heavy Industries & Construction Co. Ltd.	3,480	272,395
Hanil Cement Co. Ltd.	1,520	167,351
Hanjin Heavy Industries & Construction Co. Ltd.	25,040	1,127,362
Hite Brewery Co. Ltd.	5,918	832,192
Hynix Semiconductor, Inc. (a)	11,230	382,704
Hyundai Department Store Co. Ltd.	8,458	865,528
Hyundai Engineering & Construction Co. Ltd. (a)	11,600	690,277
Hyundai Mipo Dockyard Co. Ltd.	2,141	433,794
Industrial Bank of Korea	48,130	963,173
Kookmin Bank	2,690	240,728
Kyeryong Construction Industrial Co. Ltd.	17,170	796,864
LG Engineering & Construction Co. Ltd.	14,410	1,428,787
LG Household & Health Care Ltd.	9,040	1,203,618
Macquarie Korea Infrastructure Fund GDR	83,400	669,702
MegaStudy Co. Ltd.	6,199	1,046,020
NHN Corp.	12,258	1,917,352
ON*Media Corp.	11,880	97,580
Osstem Implant Co. Ltd.	5,700	271,254
POSCO	8,880	3,723,984
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	21,722	$ 13,284,290
Samsung Heavy Industries Ltd.	53,400	1,745,453
Shinhan Financial Group Co. Ltd.	41,000	2,299,279
SK Corp.	27,820	3,030,329
Taewoong Co. Ltd.	10,522	447,919
Woongjin Thinkbig Co. Ltd.	20,170	363,176
Woori Finance Holdings Co. Ltd.	40,510	1,007,709
YBM Sisa.com, Inc.	13,186	281,130
TOTAL KOREA (SOUTH)		42,363,081
Lebanon - 0.1%
Solidere GDR	14,600	228,928
Luxembourg - 0.5%
Evraz Group SA:
GDR (e)	2,800	98,700
GDR	16,600	585,150
Tenaris SA sponsored ADR	14,300	662,948
TOTAL LUXEMBOURG		1,346,798
Malaysia - 0.8%
DiGi.com BHD	900	5,365
Genting BHD	314,000	779,953
IJM Corp. BHD	160,000	406,780
Lion Diversified Holdings BHD	148,300	374,867
Steppe Cement Ltd. (a)	68,800	400,994
UEM World BHD	218,200	258,881
TOTAL MALAYSIA		2,226,840
Mauritius - 0.1%
Golden Agri-Resources Ltd.	153,000	247,749
Mexico - 6.9%
Alsea SAB de CV	283,800	484,561
America Movil SA de CV Series L sponsored ADR	151,800	7,974,054
Banco Compartamos SA de CV	88,700	447,618
Cemex SA de CV sponsored ADR	33,352	1,083,940
Controladora Commercial Mexicana SA unit	86,692	223,848
Fomento Economico Mexicano SA de CV sponsored ADR	17,200	1,852,268
Grupo Aeroportuario Norte Sab de CV ADR	19,700	576,028
Grupo Famsa SA de CV Series A	132,800	801,725
Grupo Financiero Banorte SA de CV Series O	254,300	1,104,289
Grupo Mexico SA de CV Series B	137,109	732,221
Industrias CH SA de CV (a)	30,000	134,547
Common Stocks - continued
	Shares	Value
Mexico - continued
Urbi, Desarrollos Urbanos, SA de CV (a)	406,500	$ 1,698,405
Wal-Mart de Mexico SA de CV Series V	321,248	1,259,790
TOTAL MEXICO		18,373,294
Netherlands - 0.4%
AmRest Holdings NV (a)	4,100	142,620
Kardan NV (a)(d)	8,500	152,760
Plaza Centers NV	46,400	174,880
X5 Retail Group NV unit (a)	21,600	658,800
TOTAL NETHERLANDS		1,129,060
Oman - 0.3%
BankMuscat SAOG sponsored:
GDR (e)	7,562	93,769
GDR	61,270	759,748
TOTAL OMAN		853,517
Pakistan - 0.3%
MCB Bank Ltd.	22,195	109,072
MCB Bank Ltd. unit (e)	11,385	218,934
Oil & Gas Development Co. Ltd.:
ADR (e)	8,700	174,957
unit (a)(e)	14,200	285,562
TOTAL PAKISTAN		788,525
Panama - 0.3%
Copa Holdings SA Class A	13,600	827,968
Philippines - 0.8%
Ayala Corp.	25,900	327,710
International Container Terminal Services, Inc.	383,000	226,149
Jollibee Food Corp.	107,700	112,424
Megaworld Corp.	5,134,000	351,866
PNOC Energy Development Corp.	1,080,000	127,541
Robinsons Land Corp.	1,238,000	476,455
SM Investments Corp.	66,750	503,229
TOTAL PHILIPPINES		2,125,374
Poland - 0.3%
Bank Handlowy w Warszawie SA	3,900	132,852
Globe Trade Centre SA (a)	35,200	626,815
TOTAL POLAND		759,667
Common Stocks - continued
	Shares	Value
Romania - 0.0%
Banca Transilvania SA	223,169	$ 98,869
Russia - 10.8%
JSC Chelyabinsk Zinc Plant	1,600	198,400
JSC MMC 'Norilsk Nickel' sponsored ADR	18,000	3,478,500
Lukoil Oil Co. sponsored ADR	50,238	3,895,957
Magma OJSC (a)	138,500	134,345
Mobile TeleSystems OJSC sponsored ADR	26,400	1,454,640
Novolipetsk Iron & Steel Corp.	92,700	250,290
Novolipetsk Iron & Steel Corp. sponsored GDR (e)	38,000	1,064,000
OAO Gazprom sponsored ADR	212,370	8,346,141
OAO TatNeft unit	9,950	985,050
OAO TMK (a)	80,500	732,550
OAO TMK unit	13,000	474,500
Open Investments (a)	500	140,000
Pharmacy Chain 36.6 Jsc (a)	2,000	164,000
RBC Information Systems Jsc (a)	12,900	122,550
Sberbank (Savings Bank of the Russian Federation)	419	1,661,335
Sberbank (Savings Bank of the Russian Federation) GDR	5,800	3,055,066
Sistema-Hals JSC	1,500	451,500
Sistema-Hals JSC unit	10,000	150,500
Vimpel Communications sponsored ADR (a)	19,000	1,838,440
VSMPO-Avisma Corp.	1,000	306,000
TOTAL RUSSIA		28,903,764
Singapore - 0.4%
Keppel Corp. Ltd.	38,600	543,734
Olam International Ltd.	151,000	314,086
Sino-Environment Technology Group Ltd.	93,000	211,809
Yangzijiang Shipbuilding Holdings Ltd.	67,000	58,215
TOTAL SINGAPORE		1,127,844
South Africa - 8.3%
African Bank Investments Ltd.	196,247	948,733
African Rainbow Minerals Ltd. (a)	19,513	329,682
Bidvest Group Ltd.	72,600	1,523,473
Ellerine Holdings Ltd.	22,517	306,906
FirstRand Ltd.	679,473	2,431,065
Impala Platinum Holdings Ltd.	103,264	3,372,101
Imperial Holdings Ltd.	18,000	408,899
Investec Ltd.	47,824	679,339
JD Group Ltd.	57,100	758,004
Lewis Group Ltd.	73,722	758,855
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	258,100	$ 3,801,893
Murray & Roberts Holdings Ltd.	112,461	971,597
Naspers Ltd. Class N sponsored ADR	47,906	1,185,194
Nedbank Group Ltd.	52,174	1,121,141
Network Healthcare Holdings Ltd.	192,100	406,385
PSG Group Ltd.	61,500	266,317
Raubex Group Ltd.	60,970	205,591
Sasol Ltd.	22,770	789,173
Steinhoff International Holdings Ltd.	156,900	558,026
Truworths International Ltd.	199,000	1,109,244
Wesizwe Platinum Ltd. (a)	121,710	216,003
TOTAL SOUTH AFRICA		22,147,621
Taiwan - 4.9%
Delta Electronics, Inc.	360,550	1,130,929
Feng Tay Enterprise Co. Ltd.	285,000	234,395
Foxconn Technology Co. Ltd.	56,700	536,953
Gemtek Technology Corp.	48,000	123,618
High Tech Computer Corp.	48,640	729,991
Hon Hai Precision Industry Co. Ltd. (Foxconn)	584,012	3,882,837
Inotera Memories, Inc.	181,000	204,006
Phoenix Precision Technology Corp.	121,000	130,024
Powertech Technology, Inc.	213,250	800,116
Shin Kong Financial Holding Co. Ltd.	948,000	882,112
Siliconware Precision Industries Co. Ltd.	1,068,800	2,053,194
Taiwan Chi Cheng Enterprise Co. Ltd.	96,000	311,207
Taiwan Semiconductor Manufacturing Co. Ltd.	1,079,509	2,226,059
TOTAL TAIWAN		13,245,441
Thailand - 0.9%
Bumrungrad Hospital PCL (For. Reg.)	222,900	307,669
Italian-Thai Development PCL	793,700	117,543
Minor International PCL (For. Reg.)	1,692,104	549,843
PTT Public Co. Ltd. (For. Reg.)	109,100	690,208
Robinson Department Store PCL (For. Reg.)	491,300	153,995
Thai Oil PCL (For. Reg.)	357,900	674,118
TOTAL THAILAND		2,493,376
Turkey - 3.4%
Acibadem Saglik Hizmetleri AS	33,900	415,784
Aksigorta AS	27,000	127,140
Anadolu Efes Biracilk Ve Malt Sanyii AS	25,800	880,562
Asya Katilim Bankasi AS	193,000	1,127,213
Common Stocks - continued
	Shares	Value
Turkey - continued
Atakule Gayrimenkul Yatirim Ortakligi AS	109,000	$ 137,667
Bagfas Bandirma Gubre Fabrikalari AS	14,609	391,955
Dogan Yayin Holding AS (a)	122,112	454,660
Dogus Otomotiv Servis ve Ticaret AS	78,700	370,590
Enka Insaat ve Sanayi AS	126,627	1,885,885
Migros Turk Ticaret AS	27,700	327,607
Reysas Logistics	35,500	104,705
Tofas Turk Otomobil Fabrikasi AS	67,000	295,930
Tupras-Turkiye Petrol Rafinerileri AS	52,200	1,067,056
Turkiye Garanti Bankasi AS	319,375	1,562,192
TOTAL TURKEY		9,148,946
Ukraine - 0.1%
Stirol sponsored ADR (a)	7,800	125,598
Ukrnafta Open JSC sponsored ADR	385	173,372
TOTAL UKRAINE		298,970
United Kingdom - 1.0%
Aricom PLC (a)	201,200	334,906
COSAN SA Industria e Comercio warrants (Deutsche Bank Warrant Program) 7/25/07 (a)(e)	15,259	305,450
Hirco PLC	21,000	165,854
Imperial Energy PLC (a)	32,500	814,876
Sibir Energy PLC (a)	85,355	767,984
Unitech Corporate Parks PLC	107,000	192,012
TOTAL UNITED KINGDOM		2,581,082
United States of America - 1.2%
Central European Distribution Corp. (a)	12,500	371,875
CTC Media, Inc.	67,096	1,749,864
NII Holdings, Inc. (a)	13,800	1,059,150
TOTAL UNITED STATES OF AMERICA		3,180,889
TOTAL COMMON STOCKS (Cost $200,926,036)		264,071,438
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.1%
Itausa-Investimentos Itau S.A. (PN)	50,331	274,506
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	320	150,523
Nonconvertible Preferred Stocks - continued
	Shares	Value
South Africa - 0.0%
Allied Electronics Corp. Ltd.	21,700	$ 138,642
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $490,267)		563,671
Investment Companies - 0.2%

Romania - 0.2%
SIF 1 Banat-Crisana Arad Fund (a)	87,000	111,703
SIF 3 Transilvania Brasov Fund	208,500	317,309
SIF 4 Muntenia Bucuresti Fund	164,900	131,904
SIF 5 Oltenia Craiova Fund	72,400	105,728
TOTAL INVESTMENT COMPANIES (Cost $548,577)		666,644
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.29% (b)	9,469,764	9,469,764
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	653,886	653,886
TOTAL MONEY MARKET FUNDS (Cost $10,123,650)		10,123,650
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $212,088,530)		275,425,403
NET OTHER ASSETS - (2.7)%		(7,259,267)
NET ASSETS - 100%		$ 268,166,136
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,109,208 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,470 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Uramin, Inc.	3/7/07	$ 106,584
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 171,916
Fidelity Securities Lending Cash Central Fund	10,500
Total	$ 182,416
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $2,004,149 of which $81,011 and $1,923,138 will expire on October 31, 2012 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $622,265) - See accompanying schedule: Unaffiliated issuers (cost $201,964,880)	$ 265,301,753
Fidelity Central Funds (cost $10,123,650)	10,123,650
Total Investments (cost $212,088,530)		$ 275,425,403
Foreign currency held at value (cost $11)		11
Receivable for investments sold		1,789,767
Receivable for fund shares sold		1,167,583
Dividends receivable		369,584
Distributions receivable from Fidelity Central Funds		33,584
Prepaid expenses		315
Other receivables		68,940
Total assets		278,855,187

Liabilities
Payable to custodian bank	$ 685
Payable for investments purchased Regular delivery	8,298,634
Delayed delivery	170,773
Payable for fund shares redeemed	880,050
Accrued management fee	177,144
Distribution fees payable	115,773
Other affiliated payables	68,700
Other payables and accrued expenses	323,406
Collateral on securities loaned, at value	653,886
Total liabilities		10,689,051

Net Assets		$ 268,166,136
Net Assets consist of:
Paid in capital		$ 203,668,608
Accumulated net investment loss		(334,886)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,690,700
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		63,141,714
Net Assets		$ 268,166,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,104,651 ÷ 4,484,490 shares)	$ 23.21

Maximum offering price per share (100/94.25 of $23.21)	$ 24.63
Class T: Net Asset Value and redemption price per share ($64,117,524 ÷ 2,778,667 shares)	$ 23.07

Maximum offering price per share (100/96.50 of $23.07)	$ 23.91
Class B: Net Asset Value and offering price per share ($24,735,030 ÷ 1,085,327 shares)A	$ 22.79

Class C: Net Asset Value and offering price per share ($59,124,550 ÷ 2,594,306 shares)A	$ 22.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,084,381 ÷ 688,698 shares)	$ 23.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 1,833,823
Interest		133
Income from Fidelity Central Funds		182,416
		2,016,372
Less foreign taxes withheld		(168,064)
Total income		1,848,308

Expenses
Management fee	$ 914,422
Transfer agent fees	353,511
Distribution fees	606,340
Accounting and security lending fees	59,591
Custodian fees and expenses	168,083
Independent trustees' compensation	311
Registration fees	63,656
Audit	29,421
Legal	9,560
Miscellaneous	858
Total expenses before reductions	2,205,753
Expense reductions	(158,508)	2,047,245
Net investment income (loss)		(198,937)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $30,452)	3,969,806
Foreign currency transactions	(80,169)
Total net realized gain (loss)		3,889,637
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $65,303)	37,705,916
Assets and liabilities in foreign currencies	6,500
Total change in net unrealized appreciation (depreciation)		37,712,416
Net gain (loss)		41,602,053
Net increase (decrease) in net assets resulting from operations		$ 41,403,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (198,937)	$ 236,971
Net realized gain (loss)	3,889,637	(2,203,739)
Change in net unrealized appreciation (depreciation)	37,712,416	21,734,068
Net increase (decrease) in net assets resulting from operations	41,403,116	19,767,300
Distributions to shareholders from net investment income	(135,949)	(233,810)
Share transactions - net increase (decrease)	46,656,596	131,636,302
Redemption fees	43,631	113,753
Total increase (decrease) in net assets	87,967,394	151,283,545

Net Assets
Beginning of period	180,198,742	28,915,197
End of period (including accumulated net investment loss of $334,886 and $0, respectively)	$ 268,166,136	$ 180,198,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 13.75	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.12	.02
Net realized and unrealized gain (loss)	4.01	5.47	3.75	(.16)
Total from investment operations	4.02	5.56	3.87	(.14)
Distributions from net investment income	(.03)	(.11)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 23.21	$ 19.22	$ 13.75	$ 9.87
Total Return B,C,D	20.92%	40.75%	39.31%	(1.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.67% A	1.84%	3.15%	10.75% A
Expenses net of fee waivers, if any	1.60% A	1.60%	1.63%	2.00% A
Expenses net of all reductions	1.53% A	1.49%	1.52%	1.91% A
Net investment income (loss)	.11% A	.51%	.95%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,105	$ 68,232	$ 9,617	$ 1,178
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 13.69	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.09	-
Net realized and unrealized gain (loss)	3.98	5.43	3.73	(.15)
Total from investment operations	3.97	5.48	3.82	(.15)
Distributions from net investment income	-	(.09)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 23.07	$ 19.10	$ 13.69	$ 9.86
Total Return B,C,D	20.79%	40.32%	38.84%	(1.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	2.12%	3.53%	11.13% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.89%	2.25% A
Expenses net of all reductions	1.78% A	1.74%	1.77%	2.16% A
Net investment income (loss)	(.14)% A	.26%	.70%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,118	$ 41,369	$ 6,801	$ 889
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 13.58	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	3.95	5.40	3.72	(.15)
Total from investment operations	3.88	5.36	3.74	(.18)
Distributions from net investment income	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 22.79	$ 18.91	$ 13.58	$ 9.83
Total Return B,C,D	20.52%	39.67%	38.15%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A	2.66%	4.00%	11.49% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.28% A	2.24%	2.27%	2.67% A
Net investment income (loss)	(.64)% A	(.24)%	.20%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,735	$ 18,622	$ 4,997	$ 719
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 13.59	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	3.95	5.39	3.73	(.15)
Total from investment operations	3.88	5.35	3.75	(.18)
Distributions from net investment income	-	(.05)	-	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 22.79	$ 18.91	$ 13.59	$ 9.83
Total Return B,C,D	20.52%	39.59%	38.25%	(1.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.42% A	2.58%	4.09%	11.58% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.28% A	2.24%	2.28%	2.66% A
Net investment income (loss)	(.64)% A	(.24)%	.19%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,125	$ 42,805	$ 5,890	$ 1,105
Portfolio turnover rate G	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 29, 2004 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.34	$ 13.80	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.14	.14	.03
Net realized and unrealized gain (loss)	4.03	5.49	3.76	(.15)
Total from investment operations	4.07	5.63	3.90	(.12)
Distributions from net investment income	(.06)	(.11)	-	-
Redemption fees added to paid in capital D	- I	.02	.01	.01
Net asset value, end of period	$ 23.35	$ 19.34	$ 13.80	$ 9.89
Total Return B,C	21.09%	41.11%	39.53%	(1.10)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A	1.47%	3.05%	10.37% A
Expenses net of fee waivers, if any	1.34% A	1.35%	1.41%	1.75% A
Expenses net of all reductions	1.27% A	1.24%	1.30%	1.66% A
Net investment income (loss)	.37% A	.75%	1.17%	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,084	$ 9,172	$ 1,610	$ 529
Portfolio turnover rate F	42% A	48%	54%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 67,306,076
Unrealized depreciation	(4,150,134)
Net unrealized appreciation (depreciation)	$ 63,155,942
Cost for federal income tax purposes	$ 212,269,461

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $95,346,026 and $46,605,988, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 107,568	$ 14,556
Class T	.25%	.25%	134,686	5,699
Class B	.75%	.25%	109,094	82,044
Class C	.75%	.25%	254,992	135,230
			$ 606,340	$ 237,529

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80,524
Class T	16,259
Class B*	20,542
Class C*	15,573
$ 132,898

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 134,681.31
Class T	87,271.32
Class B	37,590.34
Class C	79,431.31
Institutional Class	14,538.23
	$ 353,511

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $256 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,500.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.60%	$ 31,066
Class T	1.85%	22,684
Class B	2.35%	11,485
Class C	2.35%	18,475
		$ 83,710

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $72,170 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 261

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 107,461	$ 108,159
Class T	-	59,424
Class B	-	22,167
Class C	-	28,948
Institutional Class	28,488	15,112
Total	$ 135,949	$ 233,810

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,738,639	3,827,132	$ 36,949,216	$ 68,553,729
Reinvestment of distributions	4,531	5,651	93,931	88,424
Shares redeemed	(809,304)	(981,504)	(17,082,126)	(17,267,219)
Net increase (decrease)	933,866	2,851,279	$ 19,961,021	$ 51,374,934
Class T
Shares sold	1,045,143	2,192,291	$ 22,099,725	$ 39,024,862
Reinvestment of distributions	-	3,478	-	54,093
Shares redeemed	(432,100)	(526,816)	(9,173,633)	(9,118,376)
Net increase (decrease)	613,043	1,668,953	$ 12,926,092	$ 29,960,579
Class B
Shares sold	244,577	896,679	$ 5,124,494	$ 15,771,361
Reinvestment of distributions	-	1,275	-	20,054
Shares redeemed	(144,129)	(281,038)	(3,009,923)	(4,902,600)
Net increase (decrease)	100,448	616,916	$ 2,114,571	$ 10,888,815
Class C
Shares sold	647,698	2,286,049	$ 13,600,091	$ 40,697,157
Reinvestment of distributions	-	1,544	-	24,240
Shares redeemed	(317,120)	(457,432)	(6,550,718)	(7,909,606)
Net increase (decrease)	330,578	1,830,161	$ 7,049,373	$ 32,811,791
Institutional Class
Shares sold	350,718	615,656	$ 7,508,846	$ 11,096,263
Reinvestment of distributions	877	676	18,266	10,642
Shares redeemed	(137,164)	(258,689)	(2,921,573)	(4,506,722)
Net increase (decrease)	214,431	357,643	$ 4,605,539	$ 6,600,183
Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAEMI-USAN-0607
1.800640.103

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,188.60	$ 8.14
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,186.80	$ 9.49
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,184.90	$ 12.19
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,183.90	$ 12.18
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,189.70	$ 6.79
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Istituto Finanziario Industriale Spa (IFI) (Italy, Diversified Financial Services)	3.3	2.7
E.ON AG (Germany, Electric Utilities)	3.0	2.4
Renault SA (France, Automobiles)	3.0	2.7
Icade SA (France, Real Estate Management & Development)	3.0	3.3
Nestle SA (Reg.) (Switzerland, Food Products)	2.9	0.0
	15.2
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.4	18.7
Financials	14.4	14.3
Materials	12.4	7.1
Health Care	12.5	14.5
Consumer Staples	8.9	6.6
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
France	17.1	16.5
United Kingdom	13.6	12.3
Germany	12.1	11.1
Switzerland	11.0	11.9
Netherlands	8.8	12.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 85.5%	Stocks 83.0%
Bonds 5.2%	Bonds 11.1%
Short-Term Investments and Net Other Assets 9.3%	Short-Term Investments and Net Other Assets 5.9%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.2%
	Shares	Value
Argentina - 0.9%
Cresud S.A.C.I.F. y A. sponsored ADR	34,600	$ 839,396
Austria - 2.5%
Flughafen Wien AG	21,973	2,396,050
Bermuda - 0.9%
SeaDrill Ltd. (a)	55,000	913,385
Canada - 1.4%
European Goldfields Ltd. (a)	160,700	803,572
New Flyer Industries, Inc.	59,100	574,546
TOTAL CANADA		1,378,118
Finland - 2.6%
M-real Oyj (B Shares)	124,300	854,884
UPM-Kymmene Corp.	66,401	1,638,113
TOTAL FINLAND		2,492,997
France - 15.8%
Alcatel-Lucent SA	37,400	495,550
Alcatel-Lucent SA sponsored ADR	147,000	1,947,750
BIC SA	32,170	2,357,386
Compagnie Generale de Geophysique SA (a)	4,000	836,281
Eutelsat Communications	73,236	1,817,869
Icade SA (d)	36,800	2,825,224
Renault SA	21,850	2,854,036
Sanofi-Aventis sponsored ADR	42,240	1,937,126
TOTAL FRANCE		15,071,222
Germany - 9.6%
Bayer AG	38,434	2,628,117
E.ON AG (d)	19,000	2,857,410
Lanxess AG	35,000	1,920,947
RWE AG	17,100	1,811,003
TOTAL GERMANY		9,217,477
Italy - 1.2%
Ducati Motor Holding Spa (a)	305,900	602,353
IFIL Finanziaria di Partecipazioni Spa	48,964	541,412
TOTAL ITALY		1,143,765
Common Stocks - continued
	Shares	Value
Luxembourg - 4.3%
Acergy SA	70,500	$ 1,509,405
SES SA FDR (France) unit	130,500	2,564,356
TOTAL LUXEMBOURG		4,073,761
Netherlands - 7.5%
Koninklijke Philips Electronics NV	66,900	2,745,576
Nutreco Holding NV	31,417	2,332,646
Reed Elsevier NV (d)	109,500	2,063,541
TOTAL NETHERLANDS		7,141,763
Norway - 1.9%
Fred Olsen Energy ASA (a)	16,000	801,439
TGS Nopec Geophysical Co. ASA (a)	42,200	978,871
TOTAL NORWAY		1,780,310
South Africa - 1.0%
Gold Fields Ltd. sponsored ADR	51,500	925,455
Sweden - 2.5%
Investor AB (B Shares)	88,700	2,402,951
Switzerland - 11.0%
Actelion Ltd. (Reg.) (a)	7,157	1,706,517
Bellevue Group AG	4,588	369,403
Bucher Industries AG	10,324	1,555,630
Nestle SA (Reg.)	7,021	2,790,145
Pargesa Holding SA	20,895	2,274,862
Syngenta AG (Switzerland)	9,259	1,837,912
TOTAL SWITZERLAND		10,534,469
Turkey - 0.9%
Selcuk Ecza Deposu Tic AS	201,072	866,089
United Kingdom - 13.6%
AstraZeneca PLC (United Kingdom)	41,710	2,265,270
Benfield Group PLC	331,200	2,099,231
GlaxoSmithKline PLC	95,100	2,747,439
Pearson PLC	113,943	1,962,698
Peter Hambro Mining PLC (a)	58,939	1,362,295
Tesco PLC	275,600	2,540,333
TOTAL UNITED KINGDOM		12,977,266
Common Stocks - continued
	Shares	Value
United States of America - 4.6%
Synthes, Inc.	18,234	$ 2,392,755
Virgin Media, Inc.	80,835	2,039,467
TOTAL UNITED STATES OF AMERICA		4,432,222
TOTAL COMMON STOCKS (Cost $65,155,022)		78,586,696
Nonconvertible Preferred Stocks - 3.3%

Italy - 3.3%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $1,754,159)	78,000	3,113,337
Government Obligations - 7.7%
		Principal Amount
Austria - 1.3%
Austrian Republic 5.625% 7/15/07	EUR	$ 900,000	1,231,063
Finland - 1.3%
Finnish Government 5% 7/4/07	EUR	900,000	1,229,982
France - 1.3%
French Republic 3.76% 6/14/07	EUR	900,000	1,222,640
Germany - 2.5%
German Federal Republic:
3.7325% 6/13/07	EUR	900,000	1,222,626
6% 7/4/07	EUR	900,000	1,231,824
TOTAL GERMANY			2,454,450
Netherlands - 1.3%
Dutch Government 3% 7/15/07	EUR	900,000	1,225,561
TOTAL GOVERNMENT OBLIGATIONS (Cost $6,943,053)			7,363,696
Money Market Funds - 13.5%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	5,824,758	$ 5,824,758
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	7,076,850	7,076,850
TOTAL MONEY MARKET FUNDS (Cost $12,901,608)		12,901,608
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $86,753,842)		101,965,337
NET OTHER ASSETS - (6.7)%		(6,383,366)
NET ASSETS - 100%		$ 95,581,971
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
485,200 CHF	May 2007	$ 402,249	$ 2,249
1,630,137 EUR	May 2007	2,225,893	25,893
707,255 GBP	May 2007	1,414,056	14,056
		$ 4,042,198	$ 42,198

(Payable Amount $4,000,000)

The value of contracts to buy as a percentage of net assets - 4.2%
Currency Abbreviations
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,140
Fidelity Securities Lending Cash Central Fund	55,624
Total	$ 195,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,744,480) - See accompanying schedule: Unaffiliated issuers (cost $73,852,234)	$ 89,063,729
Fidelity Central Funds (cost $12,901,608)	12,901,608
Total Investments (cost $86,753,842)		$ 101,965,337
Unrealized appreciation on foreign currency contracts		42,198
Receivable for fund shares sold		483,911
Dividends receivable		451,005
Interest receivable		194,908
Distributions receivable from Fidelity Central Funds		31,114
Prepaid expenses		170
Receivable from investment adviser for expense reductions		1,566
Other receivables		21,194
Total assets		103,191,403

Liabilities
Payable for investments purchased	$ 119,122
Payable for fund shares redeemed	257,272
Accrued management fee	55,209
Distribution fees payable	43,382
Other affiliated payables	24,632
Other payables and accrued expenses	32,965
Collateral on securities loaned, at value	7,076,850
Total liabilities		7,609,432

Net Assets		$ 95,581,971
Net Assets consist of:
Paid in capital		$ 76,682,955
Undistributed net investment income		422,846
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,208,989
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,267,181
Net Assets		$ 95,581,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,614,706 ÷ 1,589,159 shares)	$ 19.26

Maximum offering price per share (100/94.25 of $19.26)	$ 20.44
Class T: Net Asset Value and redemption price per share ($35,274,104 ÷ 1,845,925 shares)	$ 19.11

Maximum offering price per share (100/96.50 of $19.11)	$ 19.80
Class B: Net Asset Value and offering price per share ($11,153,051 ÷ 599,188 shares)A	$ 18.61

Class C: Net Asset Value and offering price per share ($16,814,389 ÷ 906,015 shares)A	$ 18.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,725,721 ÷ 88,381 shares)	$ 19.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 904,957
Interest		125,829
Income from Fidelity Central Funds		195,764
		1,226,550
Less foreign taxes withheld		(101,372)
Total income		1,125,178

Expenses
Management fee	$ 280,324
Transfer agent fees	119,904
Distribution fees	221,540
Accounting and security lending fees	23,507
Custodian fees and expenses	24,233
Independent trustees' compensation	108
Registration fees	68,450
Audit	24,642
Legal	1,984
Miscellaneous	299
Total expenses before reductions	764,991
Expense reductions	(69,990)	695,001
Net investment income (loss)		430,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,461,040
Foreign currency transactions	39,043
Total net realized gain (loss)		3,500,083
Change in net unrealized appreciation (depreciation) on: Investment securities	9,379,122
Assets and liabilities in foreign currencies	53,817
Total change in net unrealized appreciation (depreciation)		9,432,939
Net gain (loss)		12,933,022
Net increase (decrease) in net assets resulting from operations		$ 13,363,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 430,177	$ 367,772
Net realized gain (loss)	3,500,083	5,374,448
Change in net unrealized appreciation (depreciation)	9,432,939	4,133,071
Net increase (decrease) in net assets resulting from operations	13,363,199	9,875,291
Distributions to shareholders from net investment income	(305,480)	(119,954)
Distributions to shareholders from net realized gain	(4,668,175)	(423,334)
Total distributions	(4,973,655)	(543,288)
Share transactions - net increase (decrease)	24,542,503	28,326,294
Redemption fees	1,476	6,074
Total increase (decrease) in net assets	32,933,523	37,664,371

Net Assets
Beginning of period	62,648,448	24,984,077
End of period (including undistributed net investment income of $422,846 and undistributed net investment income of $358,723, respectively)	$ 95,581,971	$ 62,648,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 13.47	$ 11.30	$ 10.00	$ 8.03	$ 9.00
Income from Investment Operations
Net investment income (loss) E	.13	.19 H	.12	.01	.04	.05
Net realized and unrealized gain (loss)	2.99	4.18	2.05	1.37	1.98	(1.02)
Total from investment operations	3.12	4.37	2.17	1.38	2.02	(.97)
Distributions from net investment income	(.12)	(.13)	-	(.08)	(.05)	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.35)	(.35)	-	(.08)	(.05)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 19.26	$ 17.49	$ 13.47	$ 11.30	$ 10.00	$ 8.03
Total Return B, C, D	18.86%	33.17%	19.20%	13.87%	25.30%	(10.78)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.81%	2.16%	2.41%	3.07%	2.57%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.55%	1.75%	1.75%	1.96%
Expenses net of all reductions	1.46% A	1.40%	1.44%	1.68%	1.69%	1.91%
Net investment income (loss)	1.40% A	1.16% H	.95%	.07%	.49%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,615	$ 18,972	$ 4,544	$ 2,905	$ 3,346	$ 2,071
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.35	$ 13.34	$ 11.21	$ 9.93	$ 7.98	$ 8.95
Income from Investment Operations
Net investment income (loss) E	.10	.14 H	.09	(.02)	.02	.02
Net realized and unrealized gain (loss)	2.97	4.17	2.04	1.36	1.96	(.99)
Total from investment operations	3.07	4.31	2.13	1.34	1.98	(.97)
Distributions from net investment income	(.08)	(.08)	-	(.06)	(.03)	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.31)	(.30)	-	(.06)	(.03)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 19.11	$ 17.35	$ 13.34	$ 11.21	$ 9.93	$ 7.98
Total Return B, C, D	18.68%	32.95%	19.00%	13.54%	24.90%	(10.84)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	2.07%	2.45%	2.70%	3.34%	2.80%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.81%	2.00%	2.00%	2.20%
Expenses net of all reductions	1.70% A	1.65%	1.70%	1.93%	1.94%	2.16%
Net investment income (loss)	1.16% A	.91% H	.70%	(.18)%	.24%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,274	$ 24,643	$ 8,893	$ 8,102	$ 7,628	$ 7,079
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 12.98	$ 10.97	$ 9.72	$ 7.82	$ 8.82
Income from Investment Operations
Net investment income (loss) E	.06	.06 H	.02	(.07)	(.02)	(.02)
Net realized and unrealized gain (loss)	2.90	4.10	1.99	1.33	1.92	(.98)
Total from investment operations	2.96	4.16	2.01	1.26	1.90	(1.00)
Distributions from net investment income	(.03)	(.01)	-	(.01)	-	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.26)	(.23)	-	(.01)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 18.61	$ 16.91	$ 12.98	$ 10.97	$ 9.72	$ 7.82
Total Return B, C, D	18.49%	32.49%	18.32%	12.97%	24.30%	(11.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.42% A	2.69%	2.94%	3.20%	3.87%	3.33%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.32%	2.50%	2.50%	2.70%
Expenses net of all reductions	2.20% A	2.15%	2.20%	2.43%	2.44%	2.65%
Net investment income (loss)	.66% A	.41% H	.19%	(.68)%	(.26)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,153	$ 8,529	$ 6,415	$ 6,288	$ 5,596	$ 5,717
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.89	$ 13.00	$ 10.98	$ 9.73	$ 7.83	$ 8.84
Income from Investment Operations
Net investment income (loss) E	.06	.06 H	.03	(.07)	(.02)	(.02)
Net realized and unrealized gain (loss)	2.89	4.07	1.99	1.33	1.92	(.99)
Total from investment operations	2.95	4.13	2.02	1.26	1.90	(1.01)
Distributions from net investment income	(.05)	(.02)	-	(.01)	-	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.28)	(.24)	-	(.01)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 18.56	$ 16.89	$ 13.00	$ 10.98	$ 9.73	$ 7.83
Total Return B, C, D	18.39%	32.25%	18.40%	12.96%	24.27%	(11.43)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.36% A	2.57%	2.86%	3.08%	3.74%	3.22%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.30%	2.50%	2.50%	2.71%
Expenses net of all reductions	2.20% A	2.15%	2.19%	2.43%	2.44%	2.66%
Net investment income (loss)	.66% A	.41% H	.20%	(.68)%	(.26)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,814	$ 9,173	$ 4,566	$ 3,234	$ 3,076	$ 2,876
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 13.63	$ 11.40	$ 10.07	$ 8.10	$ 9.05
Income from Investment Operations
Net investment income (loss) D	.15	.23 G	.16	.04	.06	.07
Net realized and unrealized gain (loss)	3.03	4.25	2.07	1.37	1.98	(1.02)
Total from investment operations	3.18	4.48	2.23	1.41	2.04	(.95)
Distributions from net investment income	(.14)	(.17)	-	(.08)	(.07)	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.37)	(.39)	-	(.08)	(.07)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 19.53	$ 17.72	$ 13.63	$ 11.40	$ 10.07	$ 8.10
Total Return B, C	18.97%	33.68%	19.56%	14.07%	25.39%	(10.50)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.28% A	1.46%	1.73%	1.95%	2.56%	2.07%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.31%	1.50%	1.50%	1.71%
Expenses net of all reductions	1.20% A	1.15%	1.20%	1.43%	1.44%	1.66%
Net investment income (loss)	1.66% A	1.41% G	1.20%	.32%	.73%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,726	$ 1,331	$ 566	$ 457	$ 371	$ 681
Portfolio turnover rate F	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,500,433
Unrealized depreciation	(510,921)
Net unrealized appreciation (depreciation)	$ 14,989,512
Cost for federal income tax purposes	$ 86,975,825

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Forward Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to

Semiannual Report

4. Operating Policies - continued

Forward Foreign Currency Contracts - continued

buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,054,748 and $22,757,639, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 30,545	$ 1,865
Class T	.25%	.25%	72,578	585
Class B	.75%	.25%	51,481	38,729
Class C	.75%	.25%	66,936	22,298
			$ 221,540	$ 63,477

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,926
Class T	6,582
Class B*	6,828
Class C*	1,463
$ 38,069

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 37,348.31
Class T	44,145.30
Class B	17,500.34
Class C	19,299.29
Institutional Class	1,612.20
	$ 119,904

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $55,624.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 16,136
Class T	1.75%	19,646
Class B	2.25%	8,975
Class C	2.25%	7,426
Institutional Class	1.25%	237
		$ 52,240

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,677 for the period.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds listed above is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 131,953	$ 47,168
Class T	120,031	54,756
Class B	14,114	2,978
Class C	27,366	6,844
Institutional Class	12,016	8,208
Total	$ 305,480	$ 119,954
From net realized gain
Class A	$ 1,411,320	$ 79,213
Class T	1,778,780	145,138
Class B	642,980	109,180
Class C	731,741	79,243
Institutional Class	103,354	10,560
Total	$ 4,668,175	$ 423,334

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	594,841	950,467	$ 10,670,962	$ 15,398,163
Reinvestment of distributions	81,628	8,427	1,393,387	115,445
Shares redeemed	(171,857)	(211,724)	(3,069,950)	(3,398,595)
Net increase (decrease)	504,612	747,170	$ 8,994,399	$ 12,115,013
Class T
Shares sold	498,073	1,226,606	$ 8,891,634	$ 19,872,364
Reinvestment of distributions	110,301	14,226	1,869,604	193,752
Shares redeemed	(182,821)	(487,091)	(3,239,625)	(7,833,255)
Net increase (decrease)	425,553	753,741	$ 7,521,613	$ 12,232,861

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class B
Shares sold	212,490	224,137	$ 3,666,072	$ 3,557,649
Reinvestment of distributions	36,910	7,684	610,124	102,344
Shares redeemed	(154,517)	(221,615)	(2,692,434)	(3,404,462)
Net increase (decrease)	94,883	10,206	$ 1,583,762	$ 255,531
Class C
Shares sold	430,249	375,786	$ 7,415,371	$ 5,938,976
Reinvestment of distributions	36,928	5,509	608,950	73,380
Shares redeemed	(104,183)	(189,571)	(1,809,144)	(2,918,486)
Net increase (decrease)	362,994	191,724	$ 6,215,177	$ 3,093,870
Institutional Class
Shares sold	28,392	96,924	$ 507,918	$ 1,629,400
Reinvestment of distributions	3,929	1,054	67,898	14,581
Shares redeemed	(19,065)	(64,378)	(348,264)	(1,014,962)
Net increase (decrease)	13,256	33,600	$ 227,552	$ 629,019

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEUR-USAN-0607
1.784875.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,188.60	$ 8.14
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,186.80	$ 9.49
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,184.90	$ 12.19
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,183.90	$ 12.18
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,189.70	$ 6.79
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Istituto Finanziario Industriale Spa (IFI) (Italy, Diversified Financial Services)	3.3	2.7
E.ON AG (Germany, Electric Utilities)	3.0	2.4
Renault SA (France, Automobiles)	3.0	2.7
Icade SA (France, Real Estate Management & Development)	3.0	3.3
Nestle SA (Reg.) (Switzerland, Food Products)	2.9	0.0
	15.2
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.4	18.7
Financials	14.4	14.3
Materials	12.4	7.1
Health Care	12.5	14.5
Consumer Staples	8.9	6.6
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
France	17.1	16.5
United Kingdom	13.6	12.3
Germany	12.1	11.1
Switzerland	11.0	11.9
Netherlands	8.8	12.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 85.5%	Stocks 83.0%
Bonds 5.2%	Bonds 11.1%
Short-Term Investments and Net Other Assets 9.3%	Short-Term Investments and Net Other Assets 5.9%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.2%
	Shares	Value
Argentina - 0.9%
Cresud S.A.C.I.F. y A. sponsored ADR	34,600	$ 839,396
Austria - 2.5%
Flughafen Wien AG	21,973	2,396,050
Bermuda - 0.9%
SeaDrill Ltd. (a)	55,000	913,385
Canada - 1.4%
European Goldfields Ltd. (a)	160,700	803,572
New Flyer Industries, Inc.	59,100	574,546
TOTAL CANADA		1,378,118
Finland - 2.6%
M-real Oyj (B Shares)	124,300	854,884
UPM-Kymmene Corp.	66,401	1,638,113
TOTAL FINLAND		2,492,997
France - 15.8%
Alcatel-Lucent SA	37,400	495,550
Alcatel-Lucent SA sponsored ADR	147,000	1,947,750
BIC SA	32,170	2,357,386
Compagnie Generale de Geophysique SA (a)	4,000	836,281
Eutelsat Communications	73,236	1,817,869
Icade SA (d)	36,800	2,825,224
Renault SA	21,850	2,854,036
Sanofi-Aventis sponsored ADR	42,240	1,937,126
TOTAL FRANCE		15,071,222
Germany - 9.6%
Bayer AG	38,434	2,628,117
E.ON AG (d)	19,000	2,857,410
Lanxess AG	35,000	1,920,947
RWE AG	17,100	1,811,003
TOTAL GERMANY		9,217,477
Italy - 1.2%
Ducati Motor Holding Spa (a)	305,900	602,353
IFIL Finanziaria di Partecipazioni Spa	48,964	541,412
TOTAL ITALY		1,143,765
Common Stocks - continued
	Shares	Value
Luxembourg - 4.3%
Acergy SA	70,500	$ 1,509,405
SES SA FDR (France) unit	130,500	2,564,356
TOTAL LUXEMBOURG		4,073,761
Netherlands - 7.5%
Koninklijke Philips Electronics NV	66,900	2,745,576
Nutreco Holding NV	31,417	2,332,646
Reed Elsevier NV (d)	109,500	2,063,541
TOTAL NETHERLANDS		7,141,763
Norway - 1.9%
Fred Olsen Energy ASA (a)	16,000	801,439
TGS Nopec Geophysical Co. ASA (a)	42,200	978,871
TOTAL NORWAY		1,780,310
South Africa - 1.0%
Gold Fields Ltd. sponsored ADR	51,500	925,455
Sweden - 2.5%
Investor AB (B Shares)	88,700	2,402,951
Switzerland - 11.0%
Actelion Ltd. (Reg.) (a)	7,157	1,706,517
Bellevue Group AG	4,588	369,403
Bucher Industries AG	10,324	1,555,630
Nestle SA (Reg.)	7,021	2,790,145
Pargesa Holding SA	20,895	2,274,862
Syngenta AG (Switzerland)	9,259	1,837,912
TOTAL SWITZERLAND		10,534,469
Turkey - 0.9%
Selcuk Ecza Deposu Tic AS	201,072	866,089
United Kingdom - 13.6%
AstraZeneca PLC (United Kingdom)	41,710	2,265,270
Benfield Group PLC	331,200	2,099,231
GlaxoSmithKline PLC	95,100	2,747,439
Pearson PLC	113,943	1,962,698
Peter Hambro Mining PLC (a)	58,939	1,362,295
Tesco PLC	275,600	2,540,333
TOTAL UNITED KINGDOM		12,977,266
Common Stocks - continued
	Shares	Value
United States of America - 4.6%
Synthes, Inc.	18,234	$ 2,392,755
Virgin Media, Inc.	80,835	2,039,467
TOTAL UNITED STATES OF AMERICA		4,432,222
TOTAL COMMON STOCKS (Cost $65,155,022)		78,586,696
Nonconvertible Preferred Stocks - 3.3%

Italy - 3.3%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $1,754,159)	78,000	3,113,337
Government Obligations - 7.7%
		Principal Amount
Austria - 1.3%
Austrian Republic 5.625% 7/15/07	EUR	$ 900,000	1,231,063
Finland - 1.3%
Finnish Government 5% 7/4/07	EUR	900,000	1,229,982
France - 1.3%
French Republic 3.76% 6/14/07	EUR	900,000	1,222,640
Germany - 2.5%
German Federal Republic:
3.7325% 6/13/07	EUR	900,000	1,222,626
6% 7/4/07	EUR	900,000	1,231,824
TOTAL GERMANY			2,454,450
Netherlands - 1.3%
Dutch Government 3% 7/15/07	EUR	900,000	1,225,561
TOTAL GOVERNMENT OBLIGATIONS (Cost $6,943,053)			7,363,696
Money Market Funds - 13.5%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	5,824,758	$ 5,824,758
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	7,076,850	7,076,850
TOTAL MONEY MARKET FUNDS (Cost $12,901,608)		12,901,608
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $86,753,842)		101,965,337
NET OTHER ASSETS - (6.7)%		(6,383,366)
NET ASSETS - 100%		$ 95,581,971
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
485,200 CHF	May 2007	$ 402,249	$ 2,249
1,630,137 EUR	May 2007	2,225,893	25,893
707,255 GBP	May 2007	1,414,056	14,056
		$ 4,042,198	$ 42,198

(Payable Amount $4,000,000)

The value of contracts to buy as a percentage of net assets - 4.2%
Currency Abbreviations
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,140
Fidelity Securities Lending Cash Central Fund	55,624
Total	$ 195,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,744,480) - See accompanying schedule: Unaffiliated issuers (cost $73,852,234)	$ 89,063,729
Fidelity Central Funds (cost $12,901,608)	12,901,608
Total Investments (cost $86,753,842)		$ 101,965,337
Unrealized appreciation on foreign currency contracts		42,198
Receivable for fund shares sold		483,911
Dividends receivable		451,005
Interest receivable		194,908
Distributions receivable from Fidelity Central Funds		31,114
Prepaid expenses		170
Receivable from investment adviser for expense reductions		1,566
Other receivables		21,194
Total assets		103,191,403

Liabilities
Payable for investments purchased	$ 119,122
Payable for fund shares redeemed	257,272
Accrued management fee	55,209
Distribution fees payable	43,382
Other affiliated payables	24,632
Other payables and accrued expenses	32,965
Collateral on securities loaned, at value	7,076,850
Total liabilities		7,609,432

Net Assets		$ 95,581,971
Net Assets consist of:
Paid in capital		$ 76,682,955
Undistributed net investment income		422,846
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,208,989
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,267,181
Net Assets		$ 95,581,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,614,706 ÷ 1,589,159 shares)	$ 19.26

Maximum offering price per share (100/94.25 of $19.26)	$ 20.44
Class T: Net Asset Value and redemption price per share ($35,274,104 ÷ 1,845,925 shares)	$ 19.11

Maximum offering price per share (100/96.50 of $19.11)	$ 19.80
Class B: Net Asset Value and offering price per share ($11,153,051 ÷ 599,188 shares)A	$ 18.61

Class C: Net Asset Value and offering price per share ($16,814,389 ÷ 906,015 shares)A	$ 18.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,725,721 ÷ 88,381 shares)	$ 19.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 904,957
Interest		125,829
Income from Fidelity Central Funds		195,764
		1,226,550
Less foreign taxes withheld		(101,372)
Total income		1,125,178

Expenses
Management fee	$ 280,324
Transfer agent fees	119,904
Distribution fees	221,540
Accounting and security lending fees	23,507
Custodian fees and expenses	24,233
Independent trustees' compensation	108
Registration fees	68,450
Audit	24,642
Legal	1,984
Miscellaneous	299
Total expenses before reductions	764,991
Expense reductions	(69,990)	695,001
Net investment income (loss)		430,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,461,040
Foreign currency transactions	39,043
Total net realized gain (loss)		3,500,083
Change in net unrealized appreciation (depreciation) on: Investment securities	9,379,122
Assets and liabilities in foreign currencies	53,817
Total change in net unrealized appreciation (depreciation)		9,432,939
Net gain (loss)		12,933,022
Net increase (decrease) in net assets resulting from operations		$ 13,363,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 430,177	$ 367,772
Net realized gain (loss)	3,500,083	5,374,448
Change in net unrealized appreciation (depreciation)	9,432,939	4,133,071
Net increase (decrease) in net assets resulting from operations	13,363,199	9,875,291
Distributions to shareholders from net investment income	(305,480)	(119,954)
Distributions to shareholders from net realized gain	(4,668,175)	(423,334)
Total distributions	(4,973,655)	(543,288)
Share transactions - net increase (decrease)	24,542,503	28,326,294
Redemption fees	1,476	6,074
Total increase (decrease) in net assets	32,933,523	37,664,371

Net Assets
Beginning of period	62,648,448	24,984,077
End of period (including undistributed net investment income of $422,846 and undistributed net investment income of $358,723, respectively)	$ 95,581,971	$ 62,648,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 13.47	$ 11.30	$ 10.00	$ 8.03	$ 9.00
Income from Investment Operations
Net investment income (loss) E	.13	.19 H	.12	.01	.04	.05
Net realized and unrealized gain (loss)	2.99	4.18	2.05	1.37	1.98	(1.02)
Total from investment operations	3.12	4.37	2.17	1.38	2.02	(.97)
Distributions from net investment income	(.12)	(.13)	-	(.08)	(.05)	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.35)	(.35)	-	(.08)	(.05)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 19.26	$ 17.49	$ 13.47	$ 11.30	$ 10.00	$ 8.03
Total Return B, C, D	18.86%	33.17%	19.20%	13.87%	25.30%	(10.78)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.81%	2.16%	2.41%	3.07%	2.57%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.55%	1.75%	1.75%	1.96%
Expenses net of all reductions	1.46% A	1.40%	1.44%	1.68%	1.69%	1.91%
Net investment income (loss)	1.40% A	1.16% H	.95%	.07%	.49%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,615	$ 18,972	$ 4,544	$ 2,905	$ 3,346	$ 2,071
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.35	$ 13.34	$ 11.21	$ 9.93	$ 7.98	$ 8.95
Income from Investment Operations
Net investment income (loss) E	.10	.14 H	.09	(.02)	.02	.02
Net realized and unrealized gain (loss)	2.97	4.17	2.04	1.36	1.96	(.99)
Total from investment operations	3.07	4.31	2.13	1.34	1.98	(.97)
Distributions from net investment income	(.08)	(.08)	-	(.06)	(.03)	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.31)	(.30)	-	(.06)	(.03)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 19.11	$ 17.35	$ 13.34	$ 11.21	$ 9.93	$ 7.98
Total Return B, C, D	18.68%	32.95%	19.00%	13.54%	24.90%	(10.84)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	2.07%	2.45%	2.70%	3.34%	2.80%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.81%	2.00%	2.00%	2.20%
Expenses net of all reductions	1.70% A	1.65%	1.70%	1.93%	1.94%	2.16%
Net investment income (loss)	1.16% A	.91% H	.70%	(.18)%	.24%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,274	$ 24,643	$ 8,893	$ 8,102	$ 7,628	$ 7,079
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 12.98	$ 10.97	$ 9.72	$ 7.82	$ 8.82
Income from Investment Operations
Net investment income (loss) E	.06	.06 H	.02	(.07)	(.02)	(.02)
Net realized and unrealized gain (loss)	2.90	4.10	1.99	1.33	1.92	(.98)
Total from investment operations	2.96	4.16	2.01	1.26	1.90	(1.00)
Distributions from net investment income	(.03)	(.01)	-	(.01)	-	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.26)	(.23)	-	(.01)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 18.61	$ 16.91	$ 12.98	$ 10.97	$ 9.72	$ 7.82
Total Return B, C, D	18.49%	32.49%	18.32%	12.97%	24.30%	(11.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.42% A	2.69%	2.94%	3.20%	3.87%	3.33%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.32%	2.50%	2.50%	2.70%
Expenses net of all reductions	2.20% A	2.15%	2.20%	2.43%	2.44%	2.65%
Net investment income (loss)	.66% A	.41% H	.19%	(.68)%	(.26)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,153	$ 8,529	$ 6,415	$ 6,288	$ 5,596	$ 5,717
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.89	$ 13.00	$ 10.98	$ 9.73	$ 7.83	$ 8.84
Income from Investment Operations
Net investment income (loss) E	.06	.06 H	.03	(.07)	(.02)	(.02)
Net realized and unrealized gain (loss)	2.89	4.07	1.99	1.33	1.92	(.99)
Total from investment operations	2.95	4.13	2.02	1.26	1.90	(1.01)
Distributions from net investment income	(.05)	(.02)	-	(.01)	-	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.28)	(.24)	-	(.01)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 18.56	$ 16.89	$ 13.00	$ 10.98	$ 9.73	$ 7.83
Total Return B, C, D	18.39%	32.25%	18.40%	12.96%	24.27%	(11.43)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.36% A	2.57%	2.86%	3.08%	3.74%	3.22%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.30%	2.50%	2.50%	2.71%
Expenses net of all reductions	2.20% A	2.15%	2.19%	2.43%	2.44%	2.66%
Net investment income (loss)	.66% A	.41% H	.20%	(.68)%	(.26)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,814	$ 9,173	$ 4,566	$ 3,234	$ 3,076	$ 2,876
Portfolio turnover rate G	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 13.63	$ 11.40	$ 10.07	$ 8.10	$ 9.05
Income from Investment Operations
Net investment income (loss) D	.15	.23 G	.16	.04	.06	.07
Net realized and unrealized gain (loss)	3.03	4.25	2.07	1.37	1.98	(1.02)
Total from investment operations	3.18	4.48	2.23	1.41	2.04	(.95)
Distributions from net investment income	(.14)	(.17)	-	(.08)	(.07)	-
Distributions from net realized gain	(1.23)	(.22)	-	-	-	-
Total distributions	(1.37)	(.39)	-	(.08)	(.07)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 19.53	$ 17.72	$ 13.63	$ 11.40	$ 10.07	$ 8.10
Total Return B, C	18.97%	33.68%	19.56%	14.07%	25.39%	(10.50)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.28% A	1.46%	1.73%	1.95%	2.56%	2.07%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.31%	1.50%	1.50%	1.71%
Expenses net of all reductions	1.20% A	1.15%	1.20%	1.43%	1.44%	1.66%
Net investment income (loss)	1.66% A	1.41% G	1.20%	.32%	.73%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,726	$ 1,331	$ 566	$ 457	$ 371	$ 681
Portfolio turnover rate F	69% A	173%	135%	123%	199%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,500,433
Unrealized depreciation	(510,921)
Net unrealized appreciation (depreciation)	$ 14,989,512
Cost for federal income tax purposes	$ 86,975,825

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Forward Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to

Semiannual Report

4. Operating Policies - continued

Forward Foreign Currency Contracts - continued

buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,054,748 and $22,757,639, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 30,545	$ 1,865
Class T	.25%	.25%	72,578	585
Class B	.75%	.25%	51,481	38,729
Class C	.75%	.25%	66,936	22,298
			$ 221,540	$ 63,477

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,926
Class T	6,582
Class B*	6,828
Class C*	1,463
$ 38,069

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 37,348.31
Class T	44,145.30
Class B	17,500.34
Class C	19,299.29
Institutional Class	1,612.20
	$ 119,904

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $55,624.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 16,136
Class T	1.75%	19,646
Class B	2.25%	8,975
Class C	2.25%	7,426
Institutional Class	1.25%	237
		$ 52,240

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,677 for the period.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds listed above is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 131,953	$ 47,168
Class T	120,031	54,756
Class B	14,114	2,978
Class C	27,366	6,844
Institutional Class	12,016	8,208
Total	$ 305,480	$ 119,954
From net realized gain
Class A	$ 1,411,320	$ 79,213
Class T	1,778,780	145,138
Class B	642,980	109,180
Class C	731,741	79,243
Institutional Class	103,354	10,560
Total	$ 4,668,175	$ 423,334

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	594,841	950,467	$ 10,670,962	$ 15,398,163
Reinvestment of distributions	81,628	8,427	1,393,387	115,445
Shares redeemed	(171,857)	(211,724)	(3,069,950)	(3,398,595)
Net increase (decrease)	504,612	747,170	$ 8,994,399	$ 12,115,013
Class T
Shares sold	498,073	1,226,606	$ 8,891,634	$ 19,872,364
Reinvestment of distributions	110,301	14,226	1,869,604	193,752
Shares redeemed	(182,821)	(487,091)	(3,239,625)	(7,833,255)
Net increase (decrease)	425,553	753,741	$ 7,521,613	$ 12,232,861

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class B
Shares sold	212,490	224,137	$ 3,666,072	$ 3,557,649
Reinvestment of distributions	36,910	7,684	610,124	102,344
Shares redeemed	(154,517)	(221,615)	(2,692,434)	(3,404,462)
Net increase (decrease)	94,883	10,206	$ 1,583,762	$ 255,531
Class C
Shares sold	430,249	375,786	$ 7,415,371	$ 5,938,976
Reinvestment of distributions	36,928	5,509	608,950	73,380
Shares redeemed	(104,183)	(189,571)	(1,809,144)	(2,918,486)
Net increase (decrease)	362,994	191,724	$ 6,215,177	$ 3,093,870
Institutional Class
Shares sold	28,392	96,924	$ 507,918	$ 1,629,400
Reinvestment of distributions	3,929	1,054	67,898	14,581
Shares redeemed	(19,065)	(64,378)	(348,264)	(1,014,962)
Net increase (decrease)	13,256	33,600	$ 227,552	$ 629,019

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEURI-USAN-0607
1.784876.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On June 20, 2007, shareholders of Fidelity® Advisor Global Capital Appreciation Fund approved a new management contract for the fund, effective July 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Morgan Stanley Capital InternationalSM All Country World Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Not Part of Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period * November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,122.40	$ 7.89
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,120.90	$ 9.20
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,118.00	$ 11.82
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,117.90	$ 11.82
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,123.60	$ 6.58
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	2.6	2.6
Gold Fields Ltd. sponsored ADR (South Africa, Metals & Mining)	2.4	1.1
Sears Holdings Corp. (United States of America, Multiline Retail)	2.1	0.0
Valero Energy Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.1	1.3
Abitibi-Consolidated, Inc. (Canada, Paper & Forest Products)	2.0	0.5
	11.2
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.9	17.5
Consumer Discretionary	15.3	17.3
Information Technology	13.2	12.7
Materials	10.6	9.2
Energy	10.1	10.3
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.7	49.0
Canada	9.6	5.1
Japan	9.2	2.6
Netherlands	4.3	5.4
Germany	2.4	4.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 92.3%	Stocks 94.9%
Bonds 1.5%	Bonds 0.0%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 5.1%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Argentina - 1.8%
Cresud S.A.C.I.F. y A. sponsored ADR	16,100	$ 390,586
Inversiones y Representaciones SA sponsored GDR (a)	12,300	257,316
Pampa Holding SA (a)	261,538	235,338
TOTAL ARGENTINA		883,240
Canada - 9.6%
Abitibi-Consolidated, Inc.	387,600	1,016,232
Absolut Resources Corp. (a)	58,000	27,696
Agricore United (ltd. vtg.)	1,500	27,475
Aquiline Resources, Inc. (a)	16,700	122,177
Aquiline Resources, Inc. (a)(c)	22,100	161,683
Canadian Natural Resources Ltd.	11,300	673,378
Canfor Corp. New (a)	4,600	49,486
Catalyst Paper Corp. (a)	225,600	703,285
IAMGOLD Corp.	23,800	192,990
Meridian Gold, Inc. (a)	6,300	159,075
NuVista Energy Ltd. (a)	15,500	210,596
ProEx Energy Ltd. (a)	20,400	258,975
Saskatchewan Wheat Pool, Inc.:
rights 5/31/07 (a)(c)	34,900	254,699
rights 5/31/07 (a)(c)	35,400	257,072
subscription receipt:
rights 5/31/07 (a)	500	3,649
rights 5/31/07 (a)(c)	35,400	258,348
Suncor Energy, Inc.	5,200	417,209
TOTAL CANADA		4,794,025
Cayman Islands - 2.3%
ACE Ltd.	8,400	499,464
GlobalSantaFe Corp.	7,900	505,047
Seagate Technology	7,320	162,138
TOTAL CAYMAN ISLANDS		1,166,649
Czech Republic - 1.0%
Philip Morris CR AS	1,070	519,671
France - 1.6%
Renault SA	6,200	809,841
Germany - 2.4%
E.ON AG	4,200	631,638
Lanxess AG	10,800	592,749
TOTAL GERMANY		1,224,387
Common Stocks - continued
	Shares	Value
Italy - 1.9%
Fiat Spa	31,600	$ 938,752
Japan - 9.2%
Advantest Corp.	1,800	79,678
Aiful Corp.	9,550	237,774
Canon, Inc.	7,800	438,360
Credit Saison Co. Ltd.	1,600	45,497
CSK Holdings Corp.	2,000	77,281
Dowa Holdings Co. Ltd.	7,000	65,705
Eisai Co. Ltd.	1,500	71,251
Fanuc Ltd.	1,100	107,734
Fast Retailing Co. Ltd.	1,000	68,700
Honda Motor Co. Ltd.	2,300	79,189
Kao Corp.	3,000	82,359
Kose Corp.	20,400	568,519
Kubota Corp.	51,600	487,735
Kuraray Co. Ltd.	11,000	122,253
Kyocera Corp.	1,000	97,500
Marui Co. Ltd.	5,200	61,783
Millea Holdings, Inc.	9,212	341,386
Mitsubishi Corp.	3,900	83,144
Nissin Healthcare Food Service Co.	2,000	25,637
Odakyu Electric Railway Co. Ltd.	12,000	83,914
SFCG Co. Ltd.	2,330	409,788
Shin-Etsu Chemical Co. Ltd.	1,300	83,917
Softbank Corp.	2,700	58,050
Sony Corp.	1,300	69,238
Sumitomo Realty & Development Co. Ltd.	1,500	55,374
Takeda Pharamaceutical Co. Ltd.	1,200	77,803
Takefuji Corp.	11,060	371,763
TDK Corp.	1,000	86,252
Tokyo Electron Ltd.	1,000	69,359
Toyota Motor Corp.	1,100	66,781
Toyota Tsusho Corp.	2,400	58,306
TOTAL JAPAN		4,632,030
Luxembourg - 1.1%
SES SA FDR unit	27,395	538,318
Netherlands - 4.3%
CNH Global NV	19,900	861,471
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	17,200	$ 705,888
Nutreco Holding NV	8,000	593,983
TOTAL NETHERLANDS		2,161,342
Netherlands Antilles - 1.6%
Schlumberger Ltd. (NY Shares)	10,900	804,747
Philippines - 0.6%
DMCI Holdings, Inc.	768,000	114,989
Semirara Mining Corp.	362,600	198,811
TOTAL PHILIPPINES		313,800
South Africa - 2.4%
Gold Fields Ltd. sponsored ADR	66,900	1,202,193
Switzerland - 0.8%
Actelion Ltd. (Reg.) (a)	1,699	405,110
United Kingdom - 2.0%
AstraZeneca PLC (United Kingdom)	10,300	559,393
Benfield Group PLC	72,200	457,622
TOTAL UNITED KINGDOM		1,017,015
United States of America - 49.7%
AllianceBernstein Holding LP	4,900	445,704
American Express Co.	8,200	497,494
Apollo Group, Inc. Class A (non-vtg.) (a)	10,800	510,840
Apple, Inc. (a)	6,000	598,800
Bank of America Corp.	15,300	778,770
Becton, Dickinson & Co.	4,100	322,629
Best Buy Co., Inc.	14,400	671,760
Cogent Communications Group, Inc. (a)	13,700	348,802
Countrywide Financial Corp.	19,300	715,644
Crown Castle International Corp. (a)	10,500	360,570
Deere & Co.	7,200	787,680
eHealth, Inc.	11,200	247,296
Equinix, Inc. (a)	7,500	626,025
Fluor Corp.	7,000	669,340
Genentech, Inc. (a)	7,340	587,127
Google, Inc. Class A (sub. vtg.) (a)	2,800	1,319,861
Hewlett-Packard Co.	21,600	910,224
Hibbett Sports, Inc. (a)	16,300	475,145
KLA-Tencor Corp.	14,440	802,142
Landstar System, Inc.	10,600	512,086
McGraw-Hill Companies, Inc.	7,800	511,134
Common Stocks - continued
	Shares	Value
United States of America - continued
Merck & Co., Inc.	19,300	$ 992,792
Microchip Technology, Inc.	10,800	435,672
Monsanto Co.	8,600	507,314
Newmont Mining Corp.	7,700	321,090
Noble Energy, Inc.	14,900	876,269
Norfolk Southern Corp.	6,700	356,708
NRG Energy, Inc.	6,300	497,448
Opsware, Inc. (a)	34,200	274,626
Sears Holdings Corp. (a)	5,500	1,050,005
Synthes, Inc.	6,288	825,142
The Chubb Corp.	17,400	936,642
The Walt Disney Co.	22,900	801,042
The Western Union Co.	27,100	570,455
Tyco International Ltd.	18,900	616,707
UnitedHealth Group, Inc.	7,620	404,317
Valero Energy Corp.	14,700	1,032,381
Virgin Media, Inc.	12,900	325,467
Vornado Realty Trust	4,100	486,383
Wells Fargo & Co.	25,000	897,250
TOTAL UNITED STATES OF AMERICA		24,906,783
TOTAL COMMON STOCKS (Cost $40,705,099)		46,317,903
Convertible Bonds - 1.0%
		Principal Amount (d)
United States of America - 1.0%
Amgen, Inc. 0.375% 2/1/13 (Cost $510,664)		$ 530,000	506,813
Government Obligations - 0.5%

Finland - 0.5%
Finnish Government 0.3% 10/18/07 (Cost $259,285)	JPY	31,000,000	259,285
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $4,143,366)	4,143,366	$ 4,143,366
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $45,618,414)		51,227,367
NET OTHER ASSETS - (2.1)%		(1,068,970)
NET ASSETS - 100%		$ 50,158,397
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
121,089 AUD	May 2007	$ 100,517	$ 517
121,300 CHF	May 2007	100,562	562
518,680 EUR	May 2007	708,239	8,239
202,073 GBP	May 2007	404,016	4,016
47,393,200 JPY	May 2007	397,520	(2,480)
		$ 1,710,854	$ 10,854

(Payable Amount $1,700,000)

The value of contracts to buy as a percentage of net assets - 3.4%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $931,802 or 1.9% of net assets.

(d) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,198
Fidelity Securities Lending Cash Central Fund	12,569
Total	$ 66,767

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $41,475,048)	$ 47,084,001
Fidelity Central Funds (cost $4,143,366)	4,143,366
Total Investments (cost $45,618,414)		$ 51,227,367
Foreign currency held at value (cost $2)		2
Receivable for investments sold		563,582
Unrealized appreciation on foreign currency contracts		13,334
Receivable for fund shares sold		71,719
Dividends receivable		113,002
Interest receivable		924
Distributions receivable from Fidelity Central Funds		14,431
Prepaid expenses		178
Receivable from investment adviser for expense reductions		20,043
Other receivables		4,975
Total assets		52,029,557

Liabilities
Payable to custodian bank	$ 4,372
Payable for investments purchased	1,618,668
Unrealized depreciation on foreign currency contracts	2,480
Payable for fund shares redeemed	140,663
Accrued management fee	29,651
Distribution fees payable	21,779
Other affiliated payables	14,219
Other payables and accrued expenses	39,328
Total liabilities		1,871,160

Net Assets		$ 50,158,397
Net Assets consist of:
Paid in capital		$ 42,228,276
Accumulated net investment loss		(62,322)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,373,821
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,618,622
Net Assets		$ 50,158,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,561,791 ÷ 877,250 shares)	$ 14.32

Maximum offering price per share (100/94.25 of $14.32)	$ 15.19
Class T: Net Asset Value and redemption price per share ($24,463,492 ÷ 1,743,723 shares)	$ 14.03

Maximum offering price per share (100/96.50 of $14.03)	$ 14.54
Class B: Net Asset Value and offering price per share ($5,331,486 ÷ 397,856 shares)A	$ 13.40

Class C: Net Asset Value and offering price per share ($5,406,283 ÷ 402,865 shares)A	$ 13.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,395,345 ÷ 163,506 shares)	$ 14.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 316,796
Interest		616
Income from Fidelity Central Funds		66,767
		384,179
Less foreign taxes withheld		(19,548)
Total income		364,631

Expenses
Management fee	$ 178,510
Transfer agent fees	81,936
Distribution fees	132,403
Accounting and security lending fees	14,362
Custodian fees and expenses	22,610
Independent trustees' compensation	76
Registration fees	53,411
Audit	29,857
Legal	4,305
Miscellaneous	9,277
Total expenses before reductions	526,747
Expense reductions	(99,794)	426,953
Net investment income (loss)		(62,322)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,611,503
Foreign currency transactions	15,746
Total net realized gain (loss)		2,627,249
Change in net unrealized appreciation (depreciation) on: Investment securities	3,177,828
Assets and liabilities in foreign currencies	8,771
Total change in net unrealized appreciation (depreciation)		3,186,599
Net gain (loss)		5,813,848
Net increase (decrease) in net assets resulting from operations		$ 5,751,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (62,322)	$ (129,151)
Net realized gain (loss)	2,627,249	10,213,621
Change in net unrealized appreciation (depreciation)	3,186,599	(5,808,262)
Net increase (decrease) in net assets resulting from operations	5,751,526	4,276,208
Distributions to shareholders from net investment income	-	(48,426)
Distributions to shareholders from net realized gain	(7,528,976)	(68,744)
Total distributions	(7,528,976)	(117,170)
Share transactions - net increase (decrease)	600,186	(5,374,003)
Redemption fees	901	2,963
Total increase (decrease) in net assets	(1,176,363)	(1,212,002)

Net Assets
Beginning of period	51,334,760	52,546,762
End of period (including accumulated net investment loss of $62,322 and undistributed net investment income of $0, respectively)	$ 50,158,397	$ 51,334,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.68	$ 11.88	$ 10.73	$ 8.62	$ 9.76
Income from Investment Operations
Net investment income (loss) E	- I	.01	.05	(.04)	(.02)	(.05)
Net realized and unrealized gain (loss)	1.64	1.20	1.75	1.19	2.13	(1.09)
Total from investment operations	1.64	1.21	1.80	1.15	2.11	(1.14)
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	(2.15)	(.02)	-	-	-	-
Total distributions	(2.15)	(.06)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 14.32	$ 14.83	$ 13.68	$ 11.88	$ 10.73	$ 8.62
Total Return B, C, D	12.24%	8.86%	15.15%	10.72%	24.48%	(11.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.69%	1.76%	1.97%	2.25%	2.38%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	1.75%	1.76%	1.94%
Expenses net of all reductions	1.43% A	1.46%	1.54%	1.72%	1.73%	1.92%
Net investment income (loss)	.03% A	.06%	.39%	(.33)%	(.27)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,562	$ 10,956	$ 10,101	$ 8,450	$ 4,436	$ 3,343
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.46	$ 11.71	$ 10.61	$ 8.54	$ 9.70
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.02	(.07)	(.05)	(.08)
Net realized and unrealized gain (loss)	1.61	1.19	1.73	1.17	2.12	(1.08)
Total from investment operations	1.59	1.16	1.75	1.10	2.07	(1.16)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(2.15)	(.02)	-	-	-	-
Total distributions	(2.15)	(.03)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 14.03	$ 14.59	$ 13.46	$ 11.71	$ 10.61	$ 8.54
Total Return B, C, D	12.09%	8.62%	14.94%	10.37%	24.24%	(11.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	1.99%	2.09%	2.39%	2.65%	2.85%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.81%	2.00%	2.01%	2.19%
Expenses net of all reductions	1.67% A	1.71%	1.79%	1.97%	1.98%	2.16%
Net investment income (loss)	(.22)% A	(.19)%	.14%	(.58)%	(.52)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,463	$ 26,780	$ 28,786	$ 20,966	$ 17,334	$ 12,496
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.06	$ 13.01	$ 11.38	$ 10.36	$ 8.38	$ 9.56
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.04)	(.12)	(.09)	(.12)
Net realized and unrealized gain (loss)	1.54	1.15	1.67	1.14	2.07	(1.06)
Total from investment operations	1.49	1.05	1.63	1.02	1.98	(1.18)
Distributions from net realized gain	(2.15)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 13.40	$ 14.06	$ 13.01	$ 11.38	$ 10.36	$ 8.38
Total Return B, C, D	11.80%	8.07%	14.32%	9.85%	23.63%	(12.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.58% A	2.52%	2.61%	3.00%	3.25%	3.36%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.31%	2.50%	2.50%	2.69%
Expenses net of all reductions	2.17% A	2.22%	2.29%	2.47%	2.47%	2.66%
Net investment income (loss)	(.72)% A	(.69)%	(.36)%	(1.08)%	(1.01)%	(1.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,331	$ 5,788	$ 6,464	$ 5,575	$ 4,918	$ 3,848
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.08	$ 13.02	$ 11.39	$ 10.38	$ 8.39	$ 9.58
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.05)	(.12)	(.09)	(.12)
Net realized and unrealized gain (loss)	1.54	1.16	1.68	1.13	2.08	(1.07)
Total from investment operations	1.49	1.06	1.63	1.01	1.99	(1.19)
Distributions from net realized gain	(2.15)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 13.42	$ 14.08	$ 13.02	$ 11.39	$ 10.38	$ 8.39
Total Return B, C, D	11.79%	8.14%	14.31%	9.73%	23.72%	(12.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.58% A	2.50%	2.59%	2.87%	3.10%	3.18%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.31%	2.50%	2.50%	2.69%
Expenses net of all reductions	2.17% A	2.21%	2.29%	2.47%	2.47%	2.66%
Net investment income (loss)	(.72)% A	(.69)%	(.36)%	(1.08)%	(1.01)%	(1.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,406	$ 5,348	$ 5,396	$ 3,959	$ 3,190	$ 2,967
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 13.93	$ 12.06	$ 10.88	$ 8.68	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.02	.05	.09	(.01)	- H	(.03)
Net realized and unrealized gain (loss)	1.67	1.22	1.78	1.19	2.20	(1.10)
Total from investment operations	1.69	1.27	1.87	1.18	2.20	(1.13)
Distributions from net investment income	-	(.07)	-	-	-	-
Distributions from net realized gain	(2.15)	(.02)	-	-	-	-
Total distributions	(2.15)	(.09)	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 14.65	$ 15.11	$ 13.93	$ 12.06	$ 10.88	$ 8.68
Total Return B, C	12.36%	9.15%	15.51%	10.85%	25.35%	(11.52)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.43% A	1.29%	1.42%	1.55%	1.87%	1.95%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.31%	1.50%	1.50%	1.70%
Expenses net of all reductions	1.18% A	1.21%	1.29%	1.47%	1.48%	1.67%
Net investment income (loss)	.28% A	.31%	.64%	(.08)%	(.01)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,395	$ 2,464	$ 1,800	$ 1,187	$ 175	$ 808
Portfolio turnover rate F	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,211,564
Unrealized depreciation	(651,587)
Net unrealized appreciation (depreciation)	$ 5,559,977
Cost for federal income tax purposes	$ 45,667,390

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $22,367,386 and $30,025,161, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On June 20, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin July 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (June, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,302	$ 1,645
Class T	.25%	.25%	63,688	567
Class B	.75%	.25%	27,884	20,971
Class C	.75%	.25%	26,529	3,911
			$ 132,403	$ 27,094

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,027
Class T	2,524
Class B*	4,427
Class C*	1,840
$ 11,818

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,657.33
Class T	42,984.34
Class B	9,315.33
Class C	8,832.33
Institutional Class	2,148.18
	$ 81,936

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,569.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 18,281
Class T	1.75%	42,351
Class B	2.25%	9,229
Class C	2.25%	8,717
Institutional Class	1.25%	2,078
		$ 80,656

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,177 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ -	$ 27,948
Class T	-	12,729
Institutional Class	-	7,749
Total	$ -	$ 48,426
From net realized gain
Class A	$ 1,605,953	$ 17,372
Class T	3,892,392	48,789
Class B	859,727	-
Class C	818,416	-
Institutional Class	352,488	2,583
Total	$ 7,528,976	$ 68,744

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	180,037	338,926	$ 2,515,247	$ 4,991,381
Reinvestment of distributions	117,030	3,052	1,549,483	44,044
Shares redeemed	(158,346)	(342,002)	(2,160,766)	(4,955,841)
Net increase (decrease)	138,721	(24)	$ 1,903,964	$ 79,584
Class T
Shares sold	161,221	466,972	$ 2,192,907	$ 6,780,148
Reinvestment of distributions	296,053	4,267	3,842,771	60,712
Shares redeemed	(549,055)	(775,038)	(7,398,119)	(11,207,562)
Net increase (decrease)	(91,781)	(303,799)	$ (1,362,441)	$ (4,366,702)
Class B
Shares sold	32,479	98,474	$ 423,782	$ 1,390,516
Reinvestment of distributions	62,934	-	781,643	-
Shares redeemed	(109,194)	(183,857)	(1,426,853)	(2,543,722)
Net increase (decrease)	(13,781)	(85,383)	$ (221,428)	$ (1,153,206)
Class C
Shares sold	52,199	101,868	$ 680,165	$ 1,419,609
Reinvestment of distributions	60,320	-	750,384	-
Shares redeemed	(89,610)	(136,265)	(1,154,156)	(1,876,045)
Net increase (decrease)	22,909	(34,397)	$ 276,393	$ (456,436)
Institutional Class
Shares sold	8,283	74,429	$ 118,338	$ 1,122,565
Reinvestment of distributions	13,152	587	177,952	8,618
Shares redeemed	(20,971)	(41,218)	(292,592)	(608,426)
Net increase (decrease)	464	33,798	$ 3,698	$ 522,757

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Global Capital Appreciation Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the MSCI AC World (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the fund's previous benchmark index, the MSCI World Index, over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the MSCI World Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 10 basis points. As a result, the fund's hypothetical management fee would have been 10 basis points ($0.1 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGLOI-USAN-0607
1.784881.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On June 20, 2007, shareholders of Fidelity® Advisor Global Capital Appreciation Fund approved a new management contract for the fund, effective July 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Morgan Stanley Capital InternationalSM All Country World Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Not Part of Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period * November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,122.40	$ 7.89
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,120.90	$ 9.20
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,118.00	$ 11.82
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,117.90	$ 11.82
Hypothetical A	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,123.60	$ 6.58
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	2.6	2.6
Gold Fields Ltd. sponsored ADR (South Africa, Metals & Mining)	2.4	1.1
Sears Holdings Corp. (United States of America, Multiline Retail)	2.1	0.0
Valero Energy Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.1	1.3
Abitibi-Consolidated, Inc. (Canada, Paper & Forest Products)	2.0	0.5
	11.2
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.9	17.5
Consumer Discretionary	15.3	17.3
Information Technology	13.2	12.7
Materials	10.6	9.2
Energy	10.1	10.3
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.7	49.0
Canada	9.6	5.1
Japan	9.2	2.6
Netherlands	4.3	5.4
Germany	2.4	4.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 92.3%	Stocks 94.9%
Bonds 1.5%	Bonds 0.0%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 5.1%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Argentina - 1.8%
Cresud S.A.C.I.F. y A. sponsored ADR	16,100	$ 390,586
Inversiones y Representaciones SA sponsored GDR (a)	12,300	257,316
Pampa Holding SA (a)	261,538	235,338
TOTAL ARGENTINA		883,240
Canada - 9.6%
Abitibi-Consolidated, Inc.	387,600	1,016,232
Absolut Resources Corp. (a)	58,000	27,696
Agricore United (ltd. vtg.)	1,500	27,475
Aquiline Resources, Inc. (a)	16,700	122,177
Aquiline Resources, Inc. (a)(c)	22,100	161,683
Canadian Natural Resources Ltd.	11,300	673,378
Canfor Corp. New (a)	4,600	49,486
Catalyst Paper Corp. (a)	225,600	703,285
IAMGOLD Corp.	23,800	192,990
Meridian Gold, Inc. (a)	6,300	159,075
NuVista Energy Ltd. (a)	15,500	210,596
ProEx Energy Ltd. (a)	20,400	258,975
Saskatchewan Wheat Pool, Inc.:
rights 5/31/07 (a)(c)	34,900	254,699
rights 5/31/07 (a)(c)	35,400	257,072
subscription receipt:
rights 5/31/07 (a)	500	3,649
rights 5/31/07 (a)(c)	35,400	258,348
Suncor Energy, Inc.	5,200	417,209
TOTAL CANADA		4,794,025
Cayman Islands - 2.3%
ACE Ltd.	8,400	499,464
GlobalSantaFe Corp.	7,900	505,047
Seagate Technology	7,320	162,138
TOTAL CAYMAN ISLANDS		1,166,649
Czech Republic - 1.0%
Philip Morris CR AS	1,070	519,671
France - 1.6%
Renault SA	6,200	809,841
Germany - 2.4%
E.ON AG	4,200	631,638
Lanxess AG	10,800	592,749
TOTAL GERMANY		1,224,387
Common Stocks - continued
	Shares	Value
Italy - 1.9%
Fiat Spa	31,600	$ 938,752
Japan - 9.2%
Advantest Corp.	1,800	79,678
Aiful Corp.	9,550	237,774
Canon, Inc.	7,800	438,360
Credit Saison Co. Ltd.	1,600	45,497
CSK Holdings Corp.	2,000	77,281
Dowa Holdings Co. Ltd.	7,000	65,705
Eisai Co. Ltd.	1,500	71,251
Fanuc Ltd.	1,100	107,734
Fast Retailing Co. Ltd.	1,000	68,700
Honda Motor Co. Ltd.	2,300	79,189
Kao Corp.	3,000	82,359
Kose Corp.	20,400	568,519
Kubota Corp.	51,600	487,735
Kuraray Co. Ltd.	11,000	122,253
Kyocera Corp.	1,000	97,500
Marui Co. Ltd.	5,200	61,783
Millea Holdings, Inc.	9,212	341,386
Mitsubishi Corp.	3,900	83,144
Nissin Healthcare Food Service Co.	2,000	25,637
Odakyu Electric Railway Co. Ltd.	12,000	83,914
SFCG Co. Ltd.	2,330	409,788
Shin-Etsu Chemical Co. Ltd.	1,300	83,917
Softbank Corp.	2,700	58,050
Sony Corp.	1,300	69,238
Sumitomo Realty & Development Co. Ltd.	1,500	55,374
Takeda Pharamaceutical Co. Ltd.	1,200	77,803
Takefuji Corp.	11,060	371,763
TDK Corp.	1,000	86,252
Tokyo Electron Ltd.	1,000	69,359
Toyota Motor Corp.	1,100	66,781
Toyota Tsusho Corp.	2,400	58,306
TOTAL JAPAN		4,632,030
Luxembourg - 1.1%
SES SA FDR unit	27,395	538,318
Netherlands - 4.3%
CNH Global NV	19,900	861,471
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	17,200	$ 705,888
Nutreco Holding NV	8,000	593,983
TOTAL NETHERLANDS		2,161,342
Netherlands Antilles - 1.6%
Schlumberger Ltd. (NY Shares)	10,900	804,747
Philippines - 0.6%
DMCI Holdings, Inc.	768,000	114,989
Semirara Mining Corp.	362,600	198,811
TOTAL PHILIPPINES		313,800
South Africa - 2.4%
Gold Fields Ltd. sponsored ADR	66,900	1,202,193
Switzerland - 0.8%
Actelion Ltd. (Reg.) (a)	1,699	405,110
United Kingdom - 2.0%
AstraZeneca PLC (United Kingdom)	10,300	559,393
Benfield Group PLC	72,200	457,622
TOTAL UNITED KINGDOM		1,017,015
United States of America - 49.7%
AllianceBernstein Holding LP	4,900	445,704
American Express Co.	8,200	497,494
Apollo Group, Inc. Class A (non-vtg.) (a)	10,800	510,840
Apple, Inc. (a)	6,000	598,800
Bank of America Corp.	15,300	778,770
Becton, Dickinson & Co.	4,100	322,629
Best Buy Co., Inc.	14,400	671,760
Cogent Communications Group, Inc. (a)	13,700	348,802
Countrywide Financial Corp.	19,300	715,644
Crown Castle International Corp. (a)	10,500	360,570
Deere & Co.	7,200	787,680
eHealth, Inc.	11,200	247,296
Equinix, Inc. (a)	7,500	626,025
Fluor Corp.	7,000	669,340
Genentech, Inc. (a)	7,340	587,127
Google, Inc. Class A (sub. vtg.) (a)	2,800	1,319,861
Hewlett-Packard Co.	21,600	910,224
Hibbett Sports, Inc. (a)	16,300	475,145
KLA-Tencor Corp.	14,440	802,142
Landstar System, Inc.	10,600	512,086
McGraw-Hill Companies, Inc.	7,800	511,134
Common Stocks - continued
	Shares	Value
United States of America - continued
Merck & Co., Inc.	19,300	$ 992,792
Microchip Technology, Inc.	10,800	435,672
Monsanto Co.	8,600	507,314
Newmont Mining Corp.	7,700	321,090
Noble Energy, Inc.	14,900	876,269
Norfolk Southern Corp.	6,700	356,708
NRG Energy, Inc.	6,300	497,448
Opsware, Inc. (a)	34,200	274,626
Sears Holdings Corp. (a)	5,500	1,050,005
Synthes, Inc.	6,288	825,142
The Chubb Corp.	17,400	936,642
The Walt Disney Co.	22,900	801,042
The Western Union Co.	27,100	570,455
Tyco International Ltd.	18,900	616,707
UnitedHealth Group, Inc.	7,620	404,317
Valero Energy Corp.	14,700	1,032,381
Virgin Media, Inc.	12,900	325,467
Vornado Realty Trust	4,100	486,383
Wells Fargo & Co.	25,000	897,250
TOTAL UNITED STATES OF AMERICA		24,906,783
TOTAL COMMON STOCKS (Cost $40,705,099)		46,317,903
Convertible Bonds - 1.0%
		Principal Amount (d)
United States of America - 1.0%
Amgen, Inc. 0.375% 2/1/13 (Cost $510,664)		$ 530,000	506,813
Government Obligations - 0.5%

Finland - 0.5%
Finnish Government 0.3% 10/18/07 (Cost $259,285)	JPY	31,000,000	259,285
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $4,143,366)	4,143,366	$ 4,143,366
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $45,618,414)		51,227,367
NET OTHER ASSETS - (2.1)%		(1,068,970)
NET ASSETS - 100%		$ 50,158,397
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
121,089 AUD	May 2007	$ 100,517	$ 517
121,300 CHF	May 2007	100,562	562
518,680 EUR	May 2007	708,239	8,239
202,073 GBP	May 2007	404,016	4,016
47,393,200 JPY	May 2007	397,520	(2,480)
		$ 1,710,854	$ 10,854

(Payable Amount $1,700,000)

The value of contracts to buy as a percentage of net assets - 3.4%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $931,802 or 1.9% of net assets.

(d) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,198
Fidelity Securities Lending Cash Central Fund	12,569
Total	$ 66,767

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $41,475,048)	$ 47,084,001
Fidelity Central Funds (cost $4,143,366)	4,143,366
Total Investments (cost $45,618,414)		$ 51,227,367
Foreign currency held at value (cost $2)		2
Receivable for investments sold		563,582
Unrealized appreciation on foreign currency contracts		13,334
Receivable for fund shares sold		71,719
Dividends receivable		113,002
Interest receivable		924
Distributions receivable from Fidelity Central Funds		14,431
Prepaid expenses		178
Receivable from investment adviser for expense reductions		20,043
Other receivables		4,975
Total assets		52,029,557

Liabilities
Payable to custodian bank	$ 4,372
Payable for investments purchased	1,618,668
Unrealized depreciation on foreign currency contracts	2,480
Payable for fund shares redeemed	140,663
Accrued management fee	29,651
Distribution fees payable	21,779
Other affiliated payables	14,219
Other payables and accrued expenses	39,328
Total liabilities		1,871,160

Net Assets		$ 50,158,397
Net Assets consist of:
Paid in capital		$ 42,228,276
Accumulated net investment loss		(62,322)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,373,821
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,618,622
Net Assets		$ 50,158,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,561,791 ÷ 877,250 shares)	$ 14.32

Maximum offering price per share (100/94.25 of $14.32)	$ 15.19
Class T: Net Asset Value and redemption price per share ($24,463,492 ÷ 1,743,723 shares)	$ 14.03

Maximum offering price per share (100/96.50 of $14.03)	$ 14.54
Class B: Net Asset Value and offering price per share ($5,331,486 ÷ 397,856 shares)A	$ 13.40

Class C: Net Asset Value and offering price per share ($5,406,283 ÷ 402,865 shares)A	$ 13.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,395,345 ÷ 163,506 shares)	$ 14.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 316,796
Interest		616
Income from Fidelity Central Funds		66,767
		384,179
Less foreign taxes withheld		(19,548)
Total income		364,631

Expenses
Management fee	$ 178,510
Transfer agent fees	81,936
Distribution fees	132,403
Accounting and security lending fees	14,362
Custodian fees and expenses	22,610
Independent trustees' compensation	76
Registration fees	53,411
Audit	29,857
Legal	4,305
Miscellaneous	9,277
Total expenses before reductions	526,747
Expense reductions	(99,794)	426,953
Net investment income (loss)		(62,322)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,611,503
Foreign currency transactions	15,746
Total net realized gain (loss)		2,627,249
Change in net unrealized appreciation (depreciation) on: Investment securities	3,177,828
Assets and liabilities in foreign currencies	8,771
Total change in net unrealized appreciation (depreciation)		3,186,599
Net gain (loss)		5,813,848
Net increase (decrease) in net assets resulting from operations		$ 5,751,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (62,322)	$ (129,151)
Net realized gain (loss)	2,627,249	10,213,621
Change in net unrealized appreciation (depreciation)	3,186,599	(5,808,262)
Net increase (decrease) in net assets resulting from operations	5,751,526	4,276,208
Distributions to shareholders from net investment income	-	(48,426)
Distributions to shareholders from net realized gain	(7,528,976)	(68,744)
Total distributions	(7,528,976)	(117,170)
Share transactions - net increase (decrease)	600,186	(5,374,003)
Redemption fees	901	2,963
Total increase (decrease) in net assets	(1,176,363)	(1,212,002)

Net Assets
Beginning of period	51,334,760	52,546,762
End of period (including accumulated net investment loss of $62,322 and undistributed net investment income of $0, respectively)	$ 50,158,397	$ 51,334,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.68	$ 11.88	$ 10.73	$ 8.62	$ 9.76
Income from Investment Operations
Net investment income (loss) E	- I	.01	.05	(.04)	(.02)	(.05)
Net realized and unrealized gain (loss)	1.64	1.20	1.75	1.19	2.13	(1.09)
Total from investment operations	1.64	1.21	1.80	1.15	2.11	(1.14)
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	(2.15)	(.02)	-	-	-	-
Total distributions	(2.15)	(.06)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 14.32	$ 14.83	$ 13.68	$ 11.88	$ 10.73	$ 8.62
Total Return B, C, D	12.24%	8.86%	15.15%	10.72%	24.48%	(11.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.69%	1.76%	1.97%	2.25%	2.38%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	1.75%	1.76%	1.94%
Expenses net of all reductions	1.43% A	1.46%	1.54%	1.72%	1.73%	1.92%
Net investment income (loss)	.03% A	.06%	.39%	(.33)%	(.27)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,562	$ 10,956	$ 10,101	$ 8,450	$ 4,436	$ 3,343
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.46	$ 11.71	$ 10.61	$ 8.54	$ 9.70
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.02	(.07)	(.05)	(.08)
Net realized and unrealized gain (loss)	1.61	1.19	1.73	1.17	2.12	(1.08)
Total from investment operations	1.59	1.16	1.75	1.10	2.07	(1.16)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(2.15)	(.02)	-	-	-	-
Total distributions	(2.15)	(.03)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 14.03	$ 14.59	$ 13.46	$ 11.71	$ 10.61	$ 8.54
Total Return B, C, D	12.09%	8.62%	14.94%	10.37%	24.24%	(11.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	1.99%	2.09%	2.39%	2.65%	2.85%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.81%	2.00%	2.01%	2.19%
Expenses net of all reductions	1.67% A	1.71%	1.79%	1.97%	1.98%	2.16%
Net investment income (loss)	(.22)% A	(.19)%	.14%	(.58)%	(.52)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,463	$ 26,780	$ 28,786	$ 20,966	$ 17,334	$ 12,496
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.06	$ 13.01	$ 11.38	$ 10.36	$ 8.38	$ 9.56
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.04)	(.12)	(.09)	(.12)
Net realized and unrealized gain (loss)	1.54	1.15	1.67	1.14	2.07	(1.06)
Total from investment operations	1.49	1.05	1.63	1.02	1.98	(1.18)
Distributions from net realized gain	(2.15)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 13.40	$ 14.06	$ 13.01	$ 11.38	$ 10.36	$ 8.38
Total Return B, C, D	11.80%	8.07%	14.32%	9.85%	23.63%	(12.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.58% A	2.52%	2.61%	3.00%	3.25%	3.36%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.31%	2.50%	2.50%	2.69%
Expenses net of all reductions	2.17% A	2.22%	2.29%	2.47%	2.47%	2.66%
Net investment income (loss)	(.72)% A	(.69)%	(.36)%	(1.08)%	(1.01)%	(1.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,331	$ 5,788	$ 6,464	$ 5,575	$ 4,918	$ 3,848
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.08	$ 13.02	$ 11.39	$ 10.38	$ 8.39	$ 9.58
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.05)	(.12)	(.09)	(.12)
Net realized and unrealized gain (loss)	1.54	1.16	1.68	1.13	2.08	(1.07)
Total from investment operations	1.49	1.06	1.63	1.01	1.99	(1.19)
Distributions from net realized gain	(2.15)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 13.42	$ 14.08	$ 13.02	$ 11.39	$ 10.38	$ 8.39
Total Return B, C, D	11.79%	8.14%	14.31%	9.73%	23.72%	(12.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.58% A	2.50%	2.59%	2.87%	3.10%	3.18%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.31%	2.50%	2.50%	2.69%
Expenses net of all reductions	2.17% A	2.21%	2.29%	2.47%	2.47%	2.66%
Net investment income (loss)	(.72)% A	(.69)%	(.36)%	(1.08)%	(1.01)%	(1.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,406	$ 5,348	$ 5,396	$ 3,959	$ 3,190	$ 2,967
Portfolio turnover rate G	93% A	251%	52%	59%	53%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 13.93	$ 12.06	$ 10.88	$ 8.68	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.02	.05	.09	(.01)	- H	(.03)
Net realized and unrealized gain (loss)	1.67	1.22	1.78	1.19	2.20	(1.10)
Total from investment operations	1.69	1.27	1.87	1.18	2.20	(1.13)
Distributions from net investment income	-	(.07)	-	-	-	-
Distributions from net realized gain	(2.15)	(.02)	-	-	-	-
Total distributions	(2.15)	(.09)	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 14.65	$ 15.11	$ 13.93	$ 12.06	$ 10.88	$ 8.68
Total Return B, C	12.36%	9.15%	15.51%	10.85%	25.35%	(11.52)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.43% A	1.29%	1.42%	1.55%	1.87%	1.95%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.31%	1.50%	1.50%	1.70%
Expenses net of all reductions	1.18% A	1.21%	1.29%	1.47%	1.48%	1.67%
Net investment income (loss)	.28% A	.31%	.64%	(.08)%	(.01)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,395	$ 2,464	$ 1,800	$ 1,187	$ 175	$ 808
Portfolio turnover rate F	93% A	251%	52%	59%	53%	76%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,211,564
Unrealized depreciation	(651,587)
Net unrealized appreciation (depreciation)	$ 5,559,977
Cost for federal income tax purposes	$ 45,667,390

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $22,367,386 and $30,025,161, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On June 20, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin July 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (June, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,302	$ 1,645
Class T	.25%	.25%	63,688	567
Class B	.75%	.25%	27,884	20,971
Class C	.75%	.25%	26,529	3,911
			$ 132,403	$ 27,094

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,027
Class T	2,524
Class B*	4,427
Class C*	1,840
$ 11,818

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,657.33
Class T	42,984.34
Class B	9,315.33
Class C	8,832.33
Institutional Class	2,148.18
	$ 81,936

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,569.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 18,281
Class T	1.75%	42,351
Class B	2.25%	9,229
Class C	2.25%	8,717
Institutional Class	1.25%	2,078
		$ 80,656

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,177 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ -	$ 27,948
Class T	-	12,729
Institutional Class	-	7,749
Total	$ -	$ 48,426
From net realized gain
Class A	$ 1,605,953	$ 17,372
Class T	3,892,392	48,789
Class B	859,727	-
Class C	818,416	-
Institutional Class	352,488	2,583
Total	$ 7,528,976	$ 68,744

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	180,037	338,926	$ 2,515,247	$ 4,991,381
Reinvestment of distributions	117,030	3,052	1,549,483	44,044
Shares redeemed	(158,346)	(342,002)	(2,160,766)	(4,955,841)
Net increase (decrease)	138,721	(24)	$ 1,903,964	$ 79,584
Class T
Shares sold	161,221	466,972	$ 2,192,907	$ 6,780,148
Reinvestment of distributions	296,053	4,267	3,842,771	60,712
Shares redeemed	(549,055)	(775,038)	(7,398,119)	(11,207,562)
Net increase (decrease)	(91,781)	(303,799)	$ (1,362,441)	$ (4,366,702)
Class B
Shares sold	32,479	98,474	$ 423,782	$ 1,390,516
Reinvestment of distributions	62,934	-	781,643	-
Shares redeemed	(109,194)	(183,857)	(1,426,853)	(2,543,722)
Net increase (decrease)	(13,781)	(85,383)	$ (221,428)	$ (1,153,206)
Class C
Shares sold	52,199	101,868	$ 680,165	$ 1,419,609
Reinvestment of distributions	60,320	-	750,384	-
Shares redeemed	(89,610)	(136,265)	(1,154,156)	(1,876,045)
Net increase (decrease)	22,909	(34,397)	$ 276,393	$ (456,436)
Institutional Class
Shares sold	8,283	74,429	$ 118,338	$ 1,122,565
Reinvestment of distributions	13,152	587	177,952	8,618
Shares redeemed	(20,971)	(41,218)	(292,592)	(608,426)
Net increase (decrease)	464	33,798	$ 3,698	$ 522,757

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Global Capital Appreciation Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the MSCI AC World (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the fund's previous benchmark index, the MSCI World Index, over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the MSCI World Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 10 basis points. As a result, the fund's hypothetical management fee would have been 10 basis points ($0.1 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGLO-USAN-0607
1.784880.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor International Capital Appreciation Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Morgan Stanley Capital InternationalSM All Country World ex USA Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Not Part of Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,171.30	$ 7.86
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.30
Class T
Actual	$ 1,000.00	$ 1,170.20	$ 8.99
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.35
Class B
Actual	$ 1,000.00	$ 1,167.10	$ 11.98
HypotheticalA	$ 1,000.00	$ 1,013.74	$ 11.13
Class C
Actual	$ 1,000.00	$ 1,167.40	$ 11.72
HypotheticalA	$ 1,000.00	$ 1,013.98	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 1,173.20	$ 6.03
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.46%
Class T	1.67%
Class B	2.23%
Class C	2.18%
Institutional Class	1.12%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Gold Fields Ltd. sponsored ADR (South Africa, Metals & Mining)	4.3	2.1
Abitibi-Consolidated, Inc. (Canada, Paper & Forest Products)	4.0	0.9
Fiat Spa (Italy, Automobiles)	3.6	2.9
CNH Global NV (Netherlands, Machinery)	3.3	0.0
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	3.2	3.7
	18.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	20.9	15.2
Consumer Discretionary	14.1	23.0
Consumer Staples	12.1	11.2
Industrials	9.4	7.9
Financials	9.3	14.0
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Canada	18.5	9.9
Japan	17.8	5.2
United States of America	10.7	15.7
Netherlands	8.3	10.1
South Africa	4.9	2.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 88.4%	Stocks 98.2%
Bonds 1.0%	Bonds 0.0%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 1.8%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Argentina - 3.4%
Cresud S.A.C.I.F. y A. sponsored ADR (e)	281,838	$ 6,837,390
Inversiones y Representaciones SA sponsored GDR (a)	214,900	4,495,708
Pampa Holding SA (a)	4,582,520	4,123,452
TOTAL ARGENTINA		15,456,550
Brazil - 0.7%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	5,000	3,191,333
Canada - 18.5%
Abitibi-Consolidated, Inc.	6,844,500	17,945,306
Absolut Resources Corp. (a)	995,000	475,133
Agricore United (ltd. vtg.)	32,900	602,628
Aquiline Resources, Inc. (a)	295,000	2,158,212
Aquiline Resources, Inc. (a)(f)	354,100	2,590,587
Canadian Natural Resources Ltd.	197,100	11,745,377
Canfor Corp. New (a)	79,800	858,467
Catalyst Paper Corp. (a)	3,979,900	12,406,932
IAMGOLD Corp.	419,100	3,398,414
Meridian Gold, Inc. (a)	110,800	2,797,700
NuVista Energy Ltd. (a)	271,900	3,694,254
ProEx Energy Ltd. (a)	357,600	4,539,674
Saskatchewan Wheat Pool, Inc.:
rights 5/31/07 (a)(f)	639,900	4,669,961
rights 5/31/07 (a)(f)	629,100	4,568,471
subscription receipt:
rights 5/31/07 (a)	8,400	61,303
rights 5/31/07 (a)(f)	603,100	4,401,397
Suncor Energy, Inc.	90,600	7,269,060
TOTAL CANADA		84,182,876
Cayman Islands - 2.0%
GlobalSantaFe Corp.	138,000	8,822,340
Czech Republic - 2.0%
Philip Morris CR AS	18,375	8,924,263
France - 3.1%
Renault SA (e)	108,507	14,173,131
Germany - 4.7%
E.ON AG (e)	73,400	11,038,626
Lanxess AG	189,700	10,411,535
TOTAL GERMANY		21,450,161
Italy - 3.6%
Fiat Spa (e)	553,600	16,445,984
Common Stocks - continued
	Shares	Value
Japan - 17.8%
Advantest Corp.	32,200	$ 1,425,354
Aiful Corp.	168,000	4,182,824
Canon, Inc.	136,900	7,693,780
Credit Saison Co. Ltd.	27,900	793,347
CSK Holdings Corp.	34,600	1,336,969
Dowa Holdings Co. Ltd.	126,000	1,182,696
Eisai Co. Ltd.	26,600	1,263,513
Fanuc Ltd.	19,000	1,860,855
Fast Retailing Co. Ltd.	17,000	1,167,898
Honda Motor Co. Ltd.	41,400	1,425,402
Kao Corp.	48,000	1,317,747
Kose Corp. (e)	358,000	9,976,949
Kubota Corp.	910,000	8,601,525
Kuraray Co. Ltd.	192,000	2,133,872
Kyocera Corp.	17,400	1,696,500
Marui Co. Ltd.	92,200	1,095,453
Millea Holdings, Inc.	162,268	6,013,466
Mitsubishi Corp.	67,900	1,447,560
Nissin Healthcare Food Service Co.	5,900	75,630
Odakyu Electric Railway Co. Ltd.	206,000	1,440,523
SFCG Co. Ltd.	40,780	7,172,178
Shin-Etsu Chemical Co. Ltd.	22,200	1,433,038
Softbank Corp. (e)	46,700	1,004,042
Sony Corp.	23,000	1,224,980
Sumitomo Realty & Development Co. Ltd.	27,700	1,022,564
Takeda Pharamaceutical Co. Ltd.	21,100	1,368,031
Takefuji Corp.	194,990	6,554,262
TDK Corp.	17,800	1,535,281
Tokyo Electron Ltd.	17,500	1,213,788
Toyota Motor Corp.	19,900	1,208,129
Toyota Tsusho Corp.	43,400	1,054,363
TOTAL JAPAN		80,922,519
Luxembourg - 2.0%
SES SA FDR unit	469,633	9,228,401
Netherlands - 8.3%
CNH Global NV	349,200	15,116,868
Koninklijke Philips Electronics NV	301,000	12,353,040
Nutreco Holding NV (e)	140,000	10,394,704
TOTAL NETHERLANDS		37,864,612
Common Stocks - continued
	Shares	Value
Philippines - 1.2%
DMCI Holdings, Inc.	13,459,000	$ 2,015,160
Semirara Mining Corp.	6,216,000	3,408,182
TOTAL PHILIPPINES		5,423,342
South Africa - 4.9%
Gold Fields Ltd.	141,300	2,539,161
Gold Fields Ltd. sponsored ADR (e)	1,093,200	19,644,802
TOTAL SOUTH AFRICA		22,183,963
Switzerland - 1.6%
Actelion Ltd. (Reg.) (a)	29,774	7,099,319
United Kingdom - 3.9%
AstraZeneca PLC (United Kingdom)	179,600	9,754,076
Benfield Group PLC	1,264,300	8,013,458
TOTAL UNITED KINGDOM		17,767,534
United States of America - 10.7%
Deere & Co.	125,500	13,729,700
Monsanto Co.	149,900	8,842,601
Newmont Mining Corp.	135,500	5,650,350
Synthes, Inc.	110,184	14,458,885
Virgin Media, Inc.	225,415	5,687,220
TOTAL UNITED STATES OF AMERICA		48,368,756
TOTAL COMMON STOCKS (Cost $350,993,760)		401,505,084
Government Obligations - 1.0%
Principal Amount (d)
Finland - 1.0%
Finnish Government 0.3% 10/18/07 (Cost $4,575,121)	JPY	547,000,000	4,575,121
Money Market Funds - 27.7%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	66,440,147	$ 66,440,147
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	59,410,513	59,410,513
TOTAL MONEY MARKET FUNDS (Cost $125,850,660)		125,850,660
TOTAL INVESTMENT PORTFOLIO - 117.1% (Cost $481,419,541)		531,930,865
NET OTHER ASSETS - (17.1)%		(77,738,821)
NET ASSETS - 100%		$ 454,192,044
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
2,300,688 AUD	May 2007	$ 1,909,832	$ 9,832
2,668,600 CHF	May 2007	2,212,370	12,370
8,965,752 EUR	May 2007	12,242,411	142,411
4,041,457 GBP	May 2007	8,080,317	80,317
900,470,800 JPY	May 2007	7,552,879	(47,121)
		$ 31,997,809	$ 197,809
(Payable Amount $31,800,000)
The value of contracts to buy as a percentage of net assets - 7.0%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,230,416 or 3.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 689,646
Fidelity Securities Lending Cash Central Fund	281,802
Total	$ 971,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,320,061) - See accompanying schedule: Unaffiliated issuers (cost $355,568,881)	$ 406,080,205
Fidelity Central Funds (cost $125,850,660)	125,850,660
Total Investments (cost $481,419,541)		$ 531,930,865
Receivable for investments sold		2,544,903
Unrealized appreciation on foreign currency contracts		244,930
Receivable for fund shares sold		701,143
Dividends receivable		1,730,259
Interest receivable		7,593
Distributions receivable from Fidelity Central Funds		254,430
Prepaid expenses		1,514
Other receivables		151,320
Total assets		537,566,957

Liabilities
Payable for investments purchased	$ 21,408,233
Unrealized depreciation on foreign currency contracts	47,121
Payable for fund shares redeemed	1,728,865
Accrued management fee	271,145
Distribution fees payable	204,855
Other affiliated payables	122,566
Other payables and accrued expenses	181,615
Collateral on securities loaned, at value	59,410,513
Total liabilities		83,374,913

Net Assets		$ 454,192,044
Net Assets consist of:
Paid in capital		$ 358,463,065
Undistributed net investment income		147,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,901,220
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,679,798
Net Assets		$ 454,192,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($124,999,418 ÷ 7,142,016 shares)	$ 17.50

Maximum offering price per share (100/94.25 of $17.50)	$ 18.57
Class T: Net Asset Value and redemption price per share ($196,843,466 ÷ 11,393,652 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($45,915,169 ÷ 2,806,619 shares)A	$ 16.36

Class C: Net Asset Value and offering price per share ($67,756,366 ÷ 4,127,178 shares)A	$ 16.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,677,625 ÷ 1,022,083 shares)	$ 18.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 3,124,659
Interest		1,931
Income from Fidelity Central Funds (including $281,802 from security lending)		971,448
		4,098,038
Less foreign taxes withheld		(331,353)
Total income		3,766,685

Expenses
Management fee	$ 1,604,301
Transfer agent fees	634,029
Distribution fees	1,224,247
Accounting and security lending fees	122,372
Custodian fees and expenses	99,114
Independent trustees' compensation	675
Registration fees	54,874
Audit	39,501
Legal	12,113
Miscellaneous	103,545
Total expenses before reductions	3,894,771
Expense reductions	(270,613)	3,624,158
Net investment income (loss)		142,527
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,273,713
Foreign currency transactions	75,005
Total net realized gain (loss)		46,348,718
Change in net unrealized appreciation (depreciation) on: Investment securities	23,861,520
Assets and liabilities in foreign currencies	348,585
Total change in net unrealized appreciation (depreciation)		24,210,105
Net gain (loss)		70,558,823
Net increase (decrease) in net assets resulting from operations		$ 70,701,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,527	$ 2,266,586
Net realized gain (loss)	46,348,718	89,037,741
Change in net unrealized appreciation (depreciation)	24,210,105	(5,423,613)
Net increase (decrease) in net assets resulting from operations	70,701,350	85,880,714
Distributions to shareholders from net investment income	(1,726,224)	(3,614,527)
Distributions to shareholders from net realized gain	(71,372,557)	(64,341,523)
Total distributions	(73,098,781)	(67,956,050)
Share transactions - net increase (decrease)	15,648,283	(241,477,433)
Redemption fees	21,550	71,076
Total increase (decrease) in net assets	13,272,402	(223,481,693)

Net Assets
Beginning of period	440,919,642	664,401,335
End of period (including undistributed net investment income of $147,961 and undistributed net investment income of $2,185,614, respectively)	$ 454,192,044	$ 440,919,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.79	$ 17.38	$ 15.40	$ 14.47	$ 10.93	$ 11.08
Income from Investment Operations
Net investment income (loss) E	.03	.12	.12	.01	- I	- I
Net realized and unrealized gain (loss)	2.70	2.73	1.86	.92	3.54	(.15)
Total from investment operations	2.73	2.85	1.98	.93	3.54	(.15)
Distributions from net investment income	(.12)	(.20)	-	-	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(3.02)	(2.44)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 17.50	$ 17.79	$ 17.38	$ 15.40	$ 14.47	$ 10.93
Total Return B, C, D	17.13%	17.62%	12.86%	6.43%	32.39%	(1.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.43%	1.44%	1.48%	1.59%	1.67%
Expenses net of fee waivers, if any	1.46% A	1.43%	1.44%	1.48%	1.59%	1.67%
Expenses net of all reductions	1.33% A	1.32%	1.30%	1.40%	1.54%	1.57%
Net investment income (loss)	.34% A	.70%	.71%	.06%	.01%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,999	$ 110,240	$ 113,809	$ 103,606	$ 41,867	$ 16,879
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 17.18	$ 15.26	$ 14.38	$ 10.88	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.01	.08	.08	(.03)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.67	2.70	1.84	.91	3.53	(.14)
Total from investment operations	2.68	2.78	1.92	.88	3.50	(.17)
Distributions from net investment income	(.07)	(.15)	-	-	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(2.97)	(2.39)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 17.28	$ 17.57	$ 17.18	$ 15.26	$ 14.38	$ 10.88
Total Return B, C, D	17.02%	17.38%	12.58%	6.12%	32.17%	(1.54)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.65%	1.67%	1.74%	1.85%	1.86%
Expenses net of fee waivers, if any	1.67% A	1.65%	1.67%	1.74%	1.85%	1.86%
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.66%	1.79%	1.76%
Net investment income (loss)	.12% A	.48%	.47%	(.20)%	(.24)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,843	$ 188,320	$ 216,717	$ 216,588	$ 149,514	$ 98,148
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 16.46	$ 14.70	$ 13.94	$ 10.61	$ 10.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02)	(.02)	(.12)	(.09)	(.09)
Net realized and unrealized gain (loss)	2.55	2.57	1.78	.88	3.42	(.14)
Total from investment operations	2.51	2.55	1.76	.76	3.33	(.23)
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	(2.87)	(2.24)	-	-	-	-
Total distributions	(2.87)	(2.29)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 16.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94	$ 10.61
Total Return B, C, D	16.71%	16.58%	11.97%	5.45%	31.39%	(2.12)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.23% A	2.26%	2.27%	2.35%	2.42%	2.44%
Expenses net of fee waivers, if any	2.23% A	2.25%	2.27%	2.35%	2.42%	2.44%
Expenses net of all reductions	2.12% A	2.14%	2.13%	2.27%	2.37%	2.34%
Net investment income (loss)	(.44)% A	(.13)%	(.13)%	(.80)%	(.82)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,915	$ 51,661	$ 57,168	$ 59,985	$ 50,358	$ 36,981
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 16.52	$ 14.74	$ 13.96	$ 10.62	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	- I	(.10)	(.08)	(.08)
Net realized and unrealized gain (loss)	2.55	2.60	1.78	.88	3.42	(.13)
Total from investment operations	2.52	2.59	1.78	.78	3.34	(.21)
Distributions from net investment income	-	(.07)	-	-	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(2.90)	(2.31)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 16.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96	$ 10.62
Total Return B, C, D	16.74%	16.75%	12.08%	5.59%	31.45%	(1.94)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.16%	2.17%	2.21%	2.33%	2.34%
Expenses net of fee waivers, if any	2.18% A	2.16%	2.17%	2.21%	2.33%	2.34%
Expenses net of all reductions	2.06% A	2.05%	2.04%	2.12%	2.28%	2.24%
Net investment income (loss)	(.39)% A	(.03)%	(.03)%	(.66)%	(.73)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,756	$ 66,162	$ 67,429	$ 76,412	$ 58,560	$ 37,514
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.46	$ 17.70	$ 15.65	$ 14.70	$ 11.08	$ 11.17
Income from Investment Operations
Net investment income (loss) D	.06	.20	.16	.05	.04	.06
Net realized and unrealized gain (loss)	2.82	2.80	1.89	.94	3.58	(.15)
Total from investment operations	2.88	3.00	2.05	.99	3.62	(.09)
Distributions from net investment income	(.17)	-	-	(.04)	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(3.07)	(2.24)	-	(.04)	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 18.27	$ 18.46	$ 17.70	$ 15.65	$ 14.70	$ 11.08
Total Return B, C	17.32%	18.09%	13.10%	6.75%	32.67%	(.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.04%	1.23%	1.21%	1.28%	1.15%
Expenses net of fee waivers, if any	1.12% A	1.04%	1.23%	1.21%	1.28%	1.15%
Expenses net of all reductions	1.00% A	.93%	1.09%	1.13%	1.22%	1.06%
Net investment income (loss)	.67% A	1.08%	.92%	.34%	.33%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,678	$ 24,536	$ 209,278	$ 210,160	$ 246,623	$ 10,577
Portfolio turnover rate F	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 56,901,388
Unrealized depreciation	(6,955,422)
Net unrealized appreciation (depreciation)	$ 49,945,966
Cost for federal income tax purposes	$ 482,182,708

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,631,407 and $396,970,560, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about July 18, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 145,024	$ 7,913
Class T	.25%	.25%	489,788	3,472
Class B	.75%	.25%	250,575	188,573
Class C	.75%	.25%	338,860	21,194
			$ 1,224,247	$ 221,152

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,547
Class T	6,101
Class B*	33,042
Class C*	1,292
$ 49,982

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175,017.30
Class T	260,932.27
Class B	82,487.33
Class C	92,544.27
Institutional Class	23,049.22
	$ 634,029

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $552 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $248,833 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,399. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,406
Class T	3,178
Class B	191
Class C	205
$ 5,980

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 741,807	$ 1,314,737
Class T	779,904	1,864,533
Class B	-	174,253
Class C	-	261,004
Institutional Class	204,513	-
Total	$ 1,726,224	$ 3,614,527
From net realized gain
Class A	$ 17,507,820	$ 14,579,264
Class T	30,595,446	27,296,712
Class B	8,539,459	7,653,477
Class C	11,153,317	8,994,200
Institutional Class	3,576,515	5,817,870
Total	$ 71,372,557	$ 64,341,523

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,341,965	1,988,269	$ 22,610,324	$ 34,527,258
Reinvestment of distributions	1,076,085	891,958	17,077,468	14,610,279
Shares redeemed	(1,472,748)	(3,230,754)	(24,979,588)	(55,819,320)
Net increase (decrease)	945,302	(350,527)	$ 14,708,204	$ (6,681,783)
Class T
Shares sold	1,120,352	2,402,743	$ 18,656,663	$ 41,319,563
Reinvestment of distributions	1,951,859	1,751,812	30,605,156	28,379,356
Shares redeemed	(2,398,347)	(6,046,800)	(40,130,620)	(103,769,435)
Net increase (decrease)	673,864	(1,892,245)	$ 9,131,199	$ (34,070,516)
Class B
Shares sold	143,478	302,431	$ 2,217,840	$ 4,930,361
Reinvestment of distributions	474,419	418,785	7,059,355	6,495,355
Shares redeemed	(900,422)	(1,105,832)	(14,267,857)	(18,120,098)
Net increase (decrease)	(282,525)	(384,616)	$ (4,990,662)	$ (6,694,382)
Class C
Shares sold	267,373	563,695	$ 4,141,956	$ 9,212,921
Reinvestment of distributions	649,627	507,393	9,698,929	7,900,111
Shares redeemed	(727,886)	(1,214,249)	(11,549,113)	(19,964,214)
Net increase (decrease)	189,114	(143,161)	$ 2,291,772	$ (2,851,182)
Institutional Class
Shares sold	79,477	476,544	$ 1,383,900	$ 8,549,810
Reinvestment of distributions	179,235	255,142	2,966,333	4,319,555
Shares redeemed	(565,550)	(11,226,497)	(9,842,463)	(204,048,935)
Net increase (decrease)	(306,838)	(10,494,811)	$ (5,492,230)	$ (191,179,570)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor International Capital Appreciation Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the MSCI AC World ex USA Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one- and three-year periods, although the fund's five-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 23.9 basis points. As a result, the fund's hypothetical management fee would have been 23.9 basis points ($1.2 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AICAP-USAN-0607
1.784890.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2 Fidelity logos)(registered trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor International Capital Appreciation Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Morgan Stanley Capital InternationalSM All Country World ex USA Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Not Part of Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,171.30	$ 7.86
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.30
Class T
Actual	$ 1,000.00	$ 1,170.20	$ 8.99
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.35
Class B
Actual	$ 1,000.00	$ 1,167.10	$ 11.98
HypotheticalA	$ 1,000.00	$ 1,013.74	$ 11.13
Class C
Actual	$ 1,000.00	$ 1,167.40	$ 11.72
HypotheticalA	$ 1,000.00	$ 1,013.98	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 1,173.20	$ 6.03
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.46%
Class T	1.67%
Class B	2.23%
Class C	2.18%
Institutional Class	1.12%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Gold Fields Ltd. sponsored ADR (South Africa, Metals & Mining)	4.3	2.1
Abitibi-Consolidated, Inc. (Canada, Paper & Forest Products)	4.0	0.9
Fiat Spa (Italy, Automobiles)	3.6	2.9
CNH Global NV (Netherlands, Machinery)	3.3	0.0
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	3.2	3.7
	18.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	20.9	15.2
Consumer Discretionary	14.1	23.0
Consumer Staples	12.1	11.2
Industrials	9.4	7.9
Financials	9.3	14.0
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Canada	18.5	9.9
Japan	17.8	5.2
United States of America	10.7	15.7
Netherlands	8.3	10.1
South Africa	4.9	2.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 88.4%	Stocks 98.2%
Bonds 1.0%	Bonds 0.0%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 1.8%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Argentina - 3.4%
Cresud S.A.C.I.F. y A. sponsored ADR (e)	281,838	$ 6,837,390
Inversiones y Representaciones SA sponsored GDR (a)	214,900	4,495,708
Pampa Holding SA (a)	4,582,520	4,123,452
TOTAL ARGENTINA		15,456,550
Brazil - 0.7%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	5,000	3,191,333
Canada - 18.5%
Abitibi-Consolidated, Inc.	6,844,500	17,945,306
Absolut Resources Corp. (a)	995,000	475,133
Agricore United (ltd. vtg.)	32,900	602,628
Aquiline Resources, Inc. (a)	295,000	2,158,212
Aquiline Resources, Inc. (a)(f)	354,100	2,590,587
Canadian Natural Resources Ltd.	197,100	11,745,377
Canfor Corp. New (a)	79,800	858,467
Catalyst Paper Corp. (a)	3,979,900	12,406,932
IAMGOLD Corp.	419,100	3,398,414
Meridian Gold, Inc. (a)	110,800	2,797,700
NuVista Energy Ltd. (a)	271,900	3,694,254
ProEx Energy Ltd. (a)	357,600	4,539,674
Saskatchewan Wheat Pool, Inc.:
rights 5/31/07 (a)(f)	639,900	4,669,961
rights 5/31/07 (a)(f)	629,100	4,568,471
subscription receipt:
rights 5/31/07 (a)	8,400	61,303
rights 5/31/07 (a)(f)	603,100	4,401,397
Suncor Energy, Inc.	90,600	7,269,060
TOTAL CANADA		84,182,876
Cayman Islands - 2.0%
GlobalSantaFe Corp.	138,000	8,822,340
Czech Republic - 2.0%
Philip Morris CR AS	18,375	8,924,263
France - 3.1%
Renault SA (e)	108,507	14,173,131
Germany - 4.7%
E.ON AG (e)	73,400	11,038,626
Lanxess AG	189,700	10,411,535
TOTAL GERMANY		21,450,161
Italy - 3.6%
Fiat Spa (e)	553,600	16,445,984
Common Stocks - continued
	Shares	Value
Japan - 17.8%
Advantest Corp.	32,200	$ 1,425,354
Aiful Corp.	168,000	4,182,824
Canon, Inc.	136,900	7,693,780
Credit Saison Co. Ltd.	27,900	793,347
CSK Holdings Corp.	34,600	1,336,969
Dowa Holdings Co. Ltd.	126,000	1,182,696
Eisai Co. Ltd.	26,600	1,263,513
Fanuc Ltd.	19,000	1,860,855
Fast Retailing Co. Ltd.	17,000	1,167,898
Honda Motor Co. Ltd.	41,400	1,425,402
Kao Corp.	48,000	1,317,747
Kose Corp. (e)	358,000	9,976,949
Kubota Corp.	910,000	8,601,525
Kuraray Co. Ltd.	192,000	2,133,872
Kyocera Corp.	17,400	1,696,500
Marui Co. Ltd.	92,200	1,095,453
Millea Holdings, Inc.	162,268	6,013,466
Mitsubishi Corp.	67,900	1,447,560
Nissin Healthcare Food Service Co.	5,900	75,630
Odakyu Electric Railway Co. Ltd.	206,000	1,440,523
SFCG Co. Ltd.	40,780	7,172,178
Shin-Etsu Chemical Co. Ltd.	22,200	1,433,038
Softbank Corp. (e)	46,700	1,004,042
Sony Corp.	23,000	1,224,980
Sumitomo Realty & Development Co. Ltd.	27,700	1,022,564
Takeda Pharamaceutical Co. Ltd.	21,100	1,368,031
Takefuji Corp.	194,990	6,554,262
TDK Corp.	17,800	1,535,281
Tokyo Electron Ltd.	17,500	1,213,788
Toyota Motor Corp.	19,900	1,208,129
Toyota Tsusho Corp.	43,400	1,054,363
TOTAL JAPAN		80,922,519
Luxembourg - 2.0%
SES SA FDR unit	469,633	9,228,401
Netherlands - 8.3%
CNH Global NV	349,200	15,116,868
Koninklijke Philips Electronics NV	301,000	12,353,040
Nutreco Holding NV (e)	140,000	10,394,704
TOTAL NETHERLANDS		37,864,612
Common Stocks - continued
	Shares	Value
Philippines - 1.2%
DMCI Holdings, Inc.	13,459,000	$ 2,015,160
Semirara Mining Corp.	6,216,000	3,408,182
TOTAL PHILIPPINES		5,423,342
South Africa - 4.9%
Gold Fields Ltd.	141,300	2,539,161
Gold Fields Ltd. sponsored ADR (e)	1,093,200	19,644,802
TOTAL SOUTH AFRICA		22,183,963
Switzerland - 1.6%
Actelion Ltd. (Reg.) (a)	29,774	7,099,319
United Kingdom - 3.9%
AstraZeneca PLC (United Kingdom)	179,600	9,754,076
Benfield Group PLC	1,264,300	8,013,458
TOTAL UNITED KINGDOM		17,767,534
United States of America - 10.7%
Deere & Co.	125,500	13,729,700
Monsanto Co.	149,900	8,842,601
Newmont Mining Corp.	135,500	5,650,350
Synthes, Inc.	110,184	14,458,885
Virgin Media, Inc.	225,415	5,687,220
TOTAL UNITED STATES OF AMERICA		48,368,756
TOTAL COMMON STOCKS (Cost $350,993,760)		401,505,084
Government Obligations - 1.0%
Principal Amount (d)
Finland - 1.0%
Finnish Government 0.3% 10/18/07 (Cost $4,575,121)	JPY	547,000,000	4,575,121
Money Market Funds - 27.7%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	66,440,147	$ 66,440,147
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	59,410,513	59,410,513
TOTAL MONEY MARKET FUNDS (Cost $125,850,660)		125,850,660
TOTAL INVESTMENT PORTFOLIO - 117.1% (Cost $481,419,541)		531,930,865
NET OTHER ASSETS - (17.1)%		(77,738,821)
NET ASSETS - 100%		$ 454,192,044
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
2,300,688 AUD	May 2007	$ 1,909,832	$ 9,832
2,668,600 CHF	May 2007	2,212,370	12,370
8,965,752 EUR	May 2007	12,242,411	142,411
4,041,457 GBP	May 2007	8,080,317	80,317
900,470,800 JPY	May 2007	7,552,879	(47,121)
		$ 31,997,809	$ 197,809
(Payable Amount $31,800,000)
The value of contracts to buy as a percentage of net assets - 7.0%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,230,416 or 3.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 689,646
Fidelity Securities Lending Cash Central Fund	281,802
Total	$ 971,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,320,061) - See accompanying schedule: Unaffiliated issuers (cost $355,568,881)	$ 406,080,205
Fidelity Central Funds (cost $125,850,660)	125,850,660
Total Investments (cost $481,419,541)		$ 531,930,865
Receivable for investments sold		2,544,903
Unrealized appreciation on foreign currency contracts		244,930
Receivable for fund shares sold		701,143
Dividends receivable		1,730,259
Interest receivable		7,593
Distributions receivable from Fidelity Central Funds		254,430
Prepaid expenses		1,514
Other receivables		151,320
Total assets		537,566,957

Liabilities
Payable for investments purchased	$ 21,408,233
Unrealized depreciation on foreign currency contracts	47,121
Payable for fund shares redeemed	1,728,865
Accrued management fee	271,145
Distribution fees payable	204,855
Other affiliated payables	122,566
Other payables and accrued expenses	181,615
Collateral on securities loaned, at value	59,410,513
Total liabilities		83,374,913

Net Assets		$ 454,192,044
Net Assets consist of:
Paid in capital		$ 358,463,065
Undistributed net investment income		147,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,901,220
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,679,798
Net Assets		$ 454,192,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($124,999,418 ÷ 7,142,016 shares)	$ 17.50

Maximum offering price per share (100/94.25 of $17.50)	$ 18.57
Class T: Net Asset Value and redemption price per share ($196,843,466 ÷ 11,393,652 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($45,915,169 ÷ 2,806,619 shares)A	$ 16.36

Class C: Net Asset Value and offering price per share ($67,756,366 ÷ 4,127,178 shares)A	$ 16.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,677,625 ÷ 1,022,083 shares)	$ 18.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 3,124,659
Interest		1,931
Income from Fidelity Central Funds (including $281,802 from security lending)		971,448
		4,098,038
Less foreign taxes withheld		(331,353)
Total income		3,766,685

Expenses
Management fee	$ 1,604,301
Transfer agent fees	634,029
Distribution fees	1,224,247
Accounting and security lending fees	122,372
Custodian fees and expenses	99,114
Independent trustees' compensation	675
Registration fees	54,874
Audit	39,501
Legal	12,113
Miscellaneous	103,545
Total expenses before reductions	3,894,771
Expense reductions	(270,613)	3,624,158
Net investment income (loss)		142,527
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,273,713
Foreign currency transactions	75,005
Total net realized gain (loss)		46,348,718
Change in net unrealized appreciation (depreciation) on: Investment securities	23,861,520
Assets and liabilities in foreign currencies	348,585
Total change in net unrealized appreciation (depreciation)		24,210,105
Net gain (loss)		70,558,823
Net increase (decrease) in net assets resulting from operations		$ 70,701,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,527	$ 2,266,586
Net realized gain (loss)	46,348,718	89,037,741
Change in net unrealized appreciation (depreciation)	24,210,105	(5,423,613)
Net increase (decrease) in net assets resulting from operations	70,701,350	85,880,714
Distributions to shareholders from net investment income	(1,726,224)	(3,614,527)
Distributions to shareholders from net realized gain	(71,372,557)	(64,341,523)
Total distributions	(73,098,781)	(67,956,050)
Share transactions - net increase (decrease)	15,648,283	(241,477,433)
Redemption fees	21,550	71,076
Total increase (decrease) in net assets	13,272,402	(223,481,693)

Net Assets
Beginning of period	440,919,642	664,401,335
End of period (including undistributed net investment income of $147,961 and undistributed net investment income of $2,185,614, respectively)	$ 454,192,044	$ 440,919,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.79	$ 17.38	$ 15.40	$ 14.47	$ 10.93	$ 11.08
Income from Investment Operations
Net investment income (loss) E	.03	.12	.12	.01	- I	- I
Net realized and unrealized gain (loss)	2.70	2.73	1.86	.92	3.54	(.15)
Total from investment operations	2.73	2.85	1.98	.93	3.54	(.15)
Distributions from net investment income	(.12)	(.20)	-	-	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(3.02)	(2.44)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 17.50	$ 17.79	$ 17.38	$ 15.40	$ 14.47	$ 10.93
Total Return B, C, D	17.13%	17.62%	12.86%	6.43%	32.39%	(1.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.43%	1.44%	1.48%	1.59%	1.67%
Expenses net of fee waivers, if any	1.46% A	1.43%	1.44%	1.48%	1.59%	1.67%
Expenses net of all reductions	1.33% A	1.32%	1.30%	1.40%	1.54%	1.57%
Net investment income (loss)	.34% A	.70%	.71%	.06%	.01%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,999	$ 110,240	$ 113,809	$ 103,606	$ 41,867	$ 16,879
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 17.18	$ 15.26	$ 14.38	$ 10.88	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.01	.08	.08	(.03)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.67	2.70	1.84	.91	3.53	(.14)
Total from investment operations	2.68	2.78	1.92	.88	3.50	(.17)
Distributions from net investment income	(.07)	(.15)	-	-	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(2.97)	(2.39)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 17.28	$ 17.57	$ 17.18	$ 15.26	$ 14.38	$ 10.88
Total Return B, C, D	17.02%	17.38%	12.58%	6.12%	32.17%	(1.54)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.65%	1.67%	1.74%	1.85%	1.86%
Expenses net of fee waivers, if any	1.67% A	1.65%	1.67%	1.74%	1.85%	1.86%
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.66%	1.79%	1.76%
Net investment income (loss)	.12% A	.48%	.47%	(.20)%	(.24)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,843	$ 188,320	$ 216,717	$ 216,588	$ 149,514	$ 98,148
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 16.46	$ 14.70	$ 13.94	$ 10.61	$ 10.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02)	(.02)	(.12)	(.09)	(.09)
Net realized and unrealized gain (loss)	2.55	2.57	1.78	.88	3.42	(.14)
Total from investment operations	2.51	2.55	1.76	.76	3.33	(.23)
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	(2.87)	(2.24)	-	-	-	-
Total distributions	(2.87)	(2.29)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 16.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94	$ 10.61
Total Return B, C, D	16.71%	16.58%	11.97%	5.45%	31.39%	(2.12)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.23% A	2.26%	2.27%	2.35%	2.42%	2.44%
Expenses net of fee waivers, if any	2.23% A	2.25%	2.27%	2.35%	2.42%	2.44%
Expenses net of all reductions	2.12% A	2.14%	2.13%	2.27%	2.37%	2.34%
Net investment income (loss)	(.44)% A	(.13)%	(.13)%	(.80)%	(.82)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,915	$ 51,661	$ 57,168	$ 59,985	$ 50,358	$ 36,981
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 16.52	$ 14.74	$ 13.96	$ 10.62	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	- I	(.10)	(.08)	(.08)
Net realized and unrealized gain (loss)	2.55	2.60	1.78	.88	3.42	(.13)
Total from investment operations	2.52	2.59	1.78	.78	3.34	(.21)
Distributions from net investment income	-	(.07)	-	-	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(2.90)	(2.31)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 16.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96	$ 10.62
Total Return B, C, D	16.74%	16.75%	12.08%	5.59%	31.45%	(1.94)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.16%	2.17%	2.21%	2.33%	2.34%
Expenses net of fee waivers, if any	2.18% A	2.16%	2.17%	2.21%	2.33%	2.34%
Expenses net of all reductions	2.06% A	2.05%	2.04%	2.12%	2.28%	2.24%
Net investment income (loss)	(.39)% A	(.03)%	(.03)%	(.66)%	(.73)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,756	$ 66,162	$ 67,429	$ 76,412	$ 58,560	$ 37,514
Portfolio turnover rate G	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.46	$ 17.70	$ 15.65	$ 14.70	$ 11.08	$ 11.17
Income from Investment Operations
Net investment income (loss) D	.06	.20	.16	.05	.04	.06
Net realized and unrealized gain (loss)	2.82	2.80	1.89	.94	3.58	(.15)
Total from investment operations	2.88	3.00	2.05	.99	3.62	(.09)
Distributions from net investment income	(.17)	-	-	(.04)	-	-
Distributions from net realized gain	(2.90)	(2.24)	-	-	-	-
Total distributions	(3.07)	(2.24)	-	(.04)	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	-	-
Net asset value, end of period	$ 18.27	$ 18.46	$ 17.70	$ 15.65	$ 14.70	$ 11.08
Total Return B, C	17.32%	18.09%	13.10%	6.75%	32.67%	(.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.04%	1.23%	1.21%	1.28%	1.15%
Expenses net of fee waivers, if any	1.12% A	1.04%	1.23%	1.21%	1.28%	1.15%
Expenses net of all reductions	1.00% A	.93%	1.09%	1.13%	1.22%	1.06%
Net investment income (loss)	.67% A	1.08%	.92%	.34%	.33%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,678	$ 24,536	$ 209,278	$ 210,160	$ 246,623	$ 10,577
Portfolio turnover rate F	139% A	170%	176%	170%	205%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 56,901,388
Unrealized depreciation	(6,955,422)
Net unrealized appreciation (depreciation)	$ 49,945,966
Cost for federal income tax purposes	$ 482,182,708

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,631,407 and $396,970,560, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about July 18, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 145,024	$ 7,913
Class T	.25%	.25%	489,788	3,472
Class B	.75%	.25%	250,575	188,573
Class C	.75%	.25%	338,860	21,194
			$ 1,224,247	$ 221,152

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,547
Class T	6,101
Class B*	33,042
Class C*	1,292
$ 49,982

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 175,017.30
Class T	260,932.27
Class B	82,487.33
Class C	92,544.27
Institutional Class	23,049.22
	$ 634,029

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $552 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $248,833 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,399. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,406
Class T	3,178
Class B	191
Class C	205
$ 5,980

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 741,807	$ 1,314,737
Class T	779,904	1,864,533
Class B	-	174,253
Class C	-	261,004
Institutional Class	204,513	-
Total	$ 1,726,224	$ 3,614,527
From net realized gain
Class A	$ 17,507,820	$ 14,579,264
Class T	30,595,446	27,296,712
Class B	8,539,459	7,653,477
Class C	11,153,317	8,994,200
Institutional Class	3,576,515	5,817,870
Total	$ 71,372,557	$ 64,341,523

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,341,965	1,988,269	$ 22,610,324	$ 34,527,258
Reinvestment of distributions	1,076,085	891,958	17,077,468	14,610,279
Shares redeemed	(1,472,748)	(3,230,754)	(24,979,588)	(55,819,320)
Net increase (decrease)	945,302	(350,527)	$ 14,708,204	$ (6,681,783)
Class T
Shares sold	1,120,352	2,402,743	$ 18,656,663	$ 41,319,563
Reinvestment of distributions	1,951,859	1,751,812	30,605,156	28,379,356
Shares redeemed	(2,398,347)	(6,046,800)	(40,130,620)	(103,769,435)
Net increase (decrease)	673,864	(1,892,245)	$ 9,131,199	$ (34,070,516)
Class B
Shares sold	143,478	302,431	$ 2,217,840	$ 4,930,361
Reinvestment of distributions	474,419	418,785	7,059,355	6,495,355
Shares redeemed	(900,422)	(1,105,832)	(14,267,857)	(18,120,098)
Net increase (decrease)	(282,525)	(384,616)	$ (4,990,662)	$ (6,694,382)
Class C
Shares sold	267,373	563,695	$ 4,141,956	$ 9,212,921
Reinvestment of distributions	649,627	507,393	9,698,929	7,900,111
Shares redeemed	(727,886)	(1,214,249)	(11,549,113)	(19,964,214)
Net increase (decrease)	189,114	(143,161)	$ 2,291,772	$ (2,851,182)
Institutional Class
Shares sold	79,477	476,544	$ 1,383,900	$ 8,549,810
Reinvestment of distributions	179,235	255,142	2,966,333	4,319,555
Shares redeemed	(565,550)	(11,226,497)	(9,842,463)	(204,048,935)
Net increase (decrease)	(306,838)	(10,494,811)	$ (5,492,230)	$ (191,179,570)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor International Capital Appreciation Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the MSCI AC World ex USA Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one- and three-year periods, although the fund's five-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 23.9 basis points. As a result, the fund's hypothetical management fee would have been 23.9 basis points ($1.2 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AICAPI-USAN-0607
1.784891.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Japan Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Tokyo Stock Exchange Stock Price Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Not Part of Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 995.80	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 994.50	$ 8.65
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 991.80	$ 11.11
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 991.90	$ 11.11
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 997.10	$ 5.89
HypotheticalA	$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.19%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	3.9	4.0
Nintendo Co. Ltd.	2.2	0.8
Sumitomo Metal Industries Ltd.	2.1	0.9
Mizuho Financial Group, Inc.	2.0	4.3
Canon, Inc.	1.9	2.5
Hamakyorex Co. Ltd.	1.8	1.2
Sony Corp.	1.7	1.6
Mitsubishi Estate Co. Ltd.	1.6	1.3
Torishima Pump Manufacturing Co. Ltd.	1.5	0.0
Ise Chemical Corp.	1.4	0.8
	20.1
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.0	23.3
Financials	19.4	23.6
Industrials	17.9	13.2
Materials	13.6	8.9
Information Technology	11.7	18.4
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 99.9%	Stocks 100.1%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets* (0.1)%

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 26.0%
Auto Components - 4.0%
Bridgestone Corp.	48,600	$ 985,739
Denso Corp.	34,400	1,216,422
Musashi Seimitsu Industry Co. Ltd.	24,500	638,878
Stanley Electric Co. Ltd.	58,300	1,158,206
Toyoda Gosei Co. Ltd.	35,800	884,901
		4,884,146
Automobiles - 4.2%
Toyota Motor Corp.	78,400	4,759,663
Yachiyo Industry Co. Ltd.	22,000	402,843
		5,162,506
Distributors - 1.1%
Sankyo Seiko Co. Ltd.	247,100	1,288,763
Diversified Consumer Services - 0.3%
Take & Give Needs Co. Ltd.	545	370,119
Hotels, Restaurants & Leisure - 2.5%
Aeon Fantasy Co. Ltd.	49,320	1,255,606
H.I.S. Co. Ltd.	19,600	606,302
Kyoritsu Maintenance Co. Ltd.	26,160	572,749
USJ Co. Ltd.	1,164	680,064
		3,114,721
Household Durables - 6.1%
Casio Computer Co. Ltd.	55,700	1,124,500
Chofu Seisakusho Co. Ltd.	48,000	1,062,597
Daiwa House Industry Co. Ltd.	78,000	1,222,806
Misawa Homes Holdings, Inc. (a)	50,500	885,672
Sharp Corp.	57,000	1,046,153
Sony Corp.	39,600	2,109,096
		7,450,824
Leisure Equipment & Products - 3.0%
Aruze Corp.	32,400	1,143,688
Fujifilm Holdings Corp.	31,300	1,279,857
Namco Bandai Holdings, Inc.	75,700	1,230,306
		3,653,851
Multiline Retail - 0.3%
Daiei, Inc. (a)	33,200	391,140
Specialty Retail - 3.8%
Alpen Co. Ltd.	20,600	419,494
DCM Japan Holdings Co. Ltd.	55,880	526,416
Duskin Co. Ltd.	33,500	572,026
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
EDION Corp.	60,000	$ 831,670
Fujitsu Business Systems Ltd.	38,300	633,619
Hikari Tsushin, Inc.	12,300	490,031
Workman Co. Ltd.	26,800	1,230,715
		4,703,971
Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp.	70,000	881,549
TOTAL CONSUMER DISCRETIONARY		31,901,590
CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 3.5%
Aeon Co. Ltd.	35,800	654,890
Create SD Co. Ltd.	33,900	570,875
Daikokutenbussan Co. Ltd.	56,300	656,738
Itochushokuhin Co. Ltd.	18,000	582,396
Kura Corp. Ltd.	204	438,455
UNY Co. Ltd.	54,000	645,851
Valor Co. Ltd.	57,900	691,441
		4,240,646
Food Products - 0.4%
Mitsui Sugar Co. Ltd.	151,000	518,219
Household Products - 1.0%
Uni-Charm Corp.	21,900	1,290,048
Personal Products - 1.3%
Kobayashi Pharmaceutical Co. Ltd.	21,500	804,494
Mandom Corp.	30,200	771,852
		1,576,346
TOTAL CONSUMER STAPLES		7,625,259
ENERGY - 2.6%
Energy Equipment & Services - 1.1%
Shinko Plantech Co. Ltd.	137,000	1,363,895
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.5%
AOC Holdings, Inc.	48,800	$ 759,802
Japan Petroleum Exploration Co. Ltd.	15,400	1,090,770
		1,850,572
TOTAL ENERGY		3,214,467
FINANCIALS - 19.4%
Capital Markets - 1.7%
Japan Asia Investment Co. Ltd.	106,000	610,646
Nomura Holdings, Inc.	53,000	1,020,780
Risa Partners, Inc. (d)	182	489,636
		2,121,062
Commercial Banks - 4.1%
Mizuho Financial Group, Inc.	408	2,455,544
The Tokushima Bank Ltd.	96,000	642,290
Tokyo Tomin Bank Ltd.	32,100	1,109,717
Yamaguchi Financial Group, Inc. (a)	61,000	765,681
		4,973,232
Consumer Finance - 0.6%
SFCG Co. Ltd.	3,870	680,636
Insurance - 1.8%
Aioi Insurance Co. Ltd.	108,000	731,761
T&D Holdings, Inc.	23,750	1,504,315
		2,236,076
Real Estate Investment Trusts - 2.6%
Japan Excellent, Inc.	125	1,289,192
Japan Logistics Fund, Inc.	87	877,678
Nomura Real Estate Residential Fund, Inc.	2	15,703
Orix Jreit, Inc. (d)	109	1,062,596
		3,245,169
Real Estate Management & Development - 7.9%
Aeon Mall Co. Ltd. (d)	51,000	1,707,036
Arealink Co. Ltd.	594	393,413
Keihanshin Real Estate Co. Ltd.	118,000	832,017
KK daVinci Advisors (a)	482	485,734
Leopalace21 Corp.	38,900	1,275,555
Mitsubishi Estate Co. Ltd.	64,000	1,984,474
NTT Urban Development Co.	530	1,258,988
Sankei Building Co. Ltd.	71,700	653,271
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shoei Co.	36,400	$ 1,012,299
Yasuragi Co. Ltd.	5,900	48,754
		9,651,541
Thrifts & Mortgage Finance - 0.7%
Atrium Co. Ltd.	33,100	901,581
TOTAL FINANCIALS		23,809,297
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.5%
Sysmex Corp.	15,200	582,439
Pharmaceuticals - 0.8%
Daiichi Sankyo Co. Ltd.	33,000	984,640
TOTAL HEALTH CARE		1,567,079
INDUSTRIALS - 17.9%
Building Products - 0.8%
Asahi Glass Co. Ltd.	70,000	941,739
Commercial Services & Supplies - 0.6%
ARRK Corp.	58,000	675,750
Construction & Engineering - 0.5%
Asunaro Aoki Construction Co. Ltd.	93,000	623,468
Machinery - 9.1%
Aida Engineering Ltd.	125,000	842,153
Fuji Machine Manufacturing Co. Ltd.	50,800	955,716
Kato Works Co. Ltd.	182,000	924,970
Komatsu Ltd.	47,900	1,133,632
Kubota Corp.	74,000	699,465
Miyachi Corp.	66,100	1,158,303
Nabtesco Corp.	70,000	949,938
Nitta Corp.	27,900	608,291
Nittoku Engineering Co. Ltd.	89,200	519,143
Sasakura Engineering Co. Ltd.	79,000	933,190
THK Co. Ltd.	25,900	631,220
Torishima Pump Manufacturing Co. Ltd.	170,400	1,854,358
		11,210,379
Marine - 0.8%
Iino Kaiun Kaisha Ltd.	86,300	1,029,362
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 3.0%
East Japan Railway Co.	176	$ 1,427,356
Hamakyorex Co. Ltd.	86,600	2,262,901
		3,690,257
Trading Companies & Distributors - 2.0%
Mitsui & Co. Ltd.	67,000	1,204,921
Sumitomo Corp.	71,400	1,223,033
		2,427,954
Transportation Infrastructure - 1.1%
Japan Airport Terminal Co. Ltd.	24,500	448,880
The Sumitomo Warehouse Co. Ltd.	115,000	887,836
		1,336,716
TOTAL INDUSTRIALS		21,935,625
INFORMATION TECHNOLOGY - 11.7%
Electronic Equipment & Instruments - 3.8%
Nidec Sankyo Corp.	67,000	442,020
Nippon Electric Glass Co. Ltd.	81,500	1,395,018
Optoelectronics Co. Ltd.	34,200	409,054
Origin Electric Co. Ltd.	161,000	1,107,249
Seikoh Giken Co. Ltd.	11,800	257,622
SFA Engineering Corp.	16,000	699,311
Shizuki Electric Co., Inc.	127,000	385,811
		4,696,085
Internet Software & Services - 0.9%
eAccess Ltd. (d)	1,297	803,900
Telewave, Inc. (d)	1,010	313,413
		1,117,313
IT Services - 0.1%
Saison Information Systems Co. Ltd.	17,900	148,264
Office Electronics - 3.0%
Canon, Inc.	41,400	2,326,680
Konica Minolta Holdings, Inc.	103,000	1,409,514
		3,736,194
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp.	165	508,488
Micronics Japan Co. Ltd.	12,000	415,042
		923,530
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.1%
Atlus Co. Ltd. (a)	148,600	$ 821,521
Intelligent Wave, Inc.	512	267,513
Nintendo Co. Ltd.	8,500	2,655,503
		3,744,537
TOTAL INFORMATION TECHNOLOGY		14,365,923
MATERIALS - 13.6%
Chemicals - 9.9%
Adeka Corp.	57,100	623,881
C. Uyemura & Co. Ltd.	10,600	651,029
Ise Chemical Corp.	127,000	1,753,530
JSR Corp.	51,400	1,149,922
Kuraray Co. Ltd.	66,500	739,076
Lintec Corp.	41,100	854,086
Nippon Parkerizing Co. Ltd.	58,000	1,050,268
Shin-Etsu Chemical Co. Ltd.	15,700	1,013,455
The Nippon Synthetic Chemical Industry Co. Ltd.	227,000	970,743
Tohcello Co. Ltd.	86,000	906,617
Tokai Carbon Co. Ltd.	146,000	1,257,077
Tokyo Ohka Kogyo Co. Ltd.	22,000	532,919
Zeon Corp.	65,000	669,211
		12,171,814
Metals & Mining - 3.7%
Hitachi Metals Ltd.	109,000	1,167,267
Nippon Denko Co. Ltd. (d)	153,000	840,388
Sumitomo Metal Industries Ltd.	506,000	2,569,497
		4,577,152
TOTAL MATERIALS		16,748,966
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
NTT DoCoMo, Inc.	893	1,518,993
TOTAL COMMON STOCKS (Cost $122,673,470)		122,687,199
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	8,760	$ 8,760
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	3,709,685	3,709,685
TOTAL MONEY MARKET FUNDS (Cost $3,718,445)		3,718,445
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $126,391,915)		126,405,644
NET OTHER ASSETS - (2.9)%		(3,548,270)
NET ASSETS - 100%		$ 122,857,374
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,998
Fidelity Securities Lending Cash Central Fund	53,566
Total	$ 64,564
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $6,064,885 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,522,459) - See accompanying schedule: Unaffiliated issuers (cost $122,673,470)	$ 122,687,199
Fidelity Central Funds (cost $3,718,445)	3,718,445
Total Investments (cost $126,391,915)		$ 126,405,644
Receivable for investments sold		321,198
Receivable for fund shares sold		200,526
Dividends receivable		706,875
Distributions receivable from Fidelity Central Funds		864
Prepaid expenses		517
Receivable from investment adviser for expense reductions		13,655
Other receivables		15,563
Total assets		127,664,842

Liabilities
Payable for investments purchased	$ 355,745
Payable for fund shares redeemed	496,126
Accrued management fee	74,469
Distribution fees payable	63,225
Other affiliated payables	33,608
Other payables and accrued expenses	74,610
Collateral on securities loaned, at value	3,709,685
Total liabilities		4,807,468

Net Assets		$ 122,857,374
Net Assets consist of:
Paid in capital		$ 128,323,319
Accumulated net investment loss		(295,596)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,176,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,350
Net Assets		$ 122,857,374

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,299,254 ÷ 2,300,906 shares)	$ 16.65

Maximum offering price per share (100/94.25 of $16.65)	$ 17.67
Class T: Net Asset Value and redemption price per share ($18,370,067 ÷ 1,122,512 shares)	$ 16.37

Maximum offering price per share (100/96.50 of $16.37)	$ 16.96
Class B: Net Asset Value and offering price per share ($10,976,825 ÷ 695,592 shares)A	$ 15.78

Class C: Net Asset Value and offering price per share ($44,177,950 ÷ 2,781,498 shares)A	$ 15.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,033,278 ÷ 647,011 shares)	$ 17.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 934,073
Interest		12
Income from Fidelity Central Funds (including $53,566 from security lending)		64,564
		998,649
Less foreign taxes withheld		(67,347)
Total income		931,302

Expenses
Management fee	$ 475,483
Transfer agent fees	182,854
Distribution fees	408,755
Accounting and security lending fees	44,659
Custodian fees and expenses	51,560
Independent trustees' compensation	209
Registration fees	55,419
Audit	25,935
Legal	297
Miscellaneous	24,761
Total expenses before reductions	1,269,932
Expense reductions	(43,034)	1,226,898
Net investment income (loss)		(295,596)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,948,804
Foreign currency transactions	10,129
Total net realized gain (loss)		1,958,933
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,452,876)
Assets and liabilities in foreign currencies	(379)
Total change in net unrealized appreciation (depreciation)		(2,453,255)
Net gain (loss)		(494,322)
Net increase (decrease) in net assets resulting from operations		$ (789,918)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (295,596)	$ (1,237,948)
Net realized gain (loss)	1,958,933	14,734,526
Change in net unrealized appreciation (depreciation)	(2,453,255)	(11,088,654)
Net increase (decrease) in net assets resulting from operations	(789,918)	2,407,924
Share transactions - net increase (decrease)	(23,021,526)	40,871,973
Redemption fees	14,854	135,732
Total increase (decrease) in net assets	(23,796,590)	43,415,629

Net Assets
Beginning of period	146,653,964	103,238,335
End of period (including accumulated net investment loss of $295,596 and $0, respectively)	$ 122,857,374	$ 146,653,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 15.61	$ 12.64	$ 11.78	$ 8.74	$ 10.18
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.08)	(.11)	(.07)	(.13)
Net realized and unrealized gain (loss)	(.06)	1.17	3.04	.95	3.11	(1.31)
Total from investment operations	(.07)	1.10	2.96	.84	3.04	(1.44)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 16.65	$ 16.72	$ 15.61	$ 12.64	$ 11.78	$ 8.74
Total Return B, C, D	(.42)%	7.11%	23.50%	7.30%	34.78%	(14.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57% A	1.52%	1.62%	1.80%	2.20%	2.13%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	1.75%	1.75%	1.94%
Expenses net of all reductions	1.48% A	1.48%	1.55%	1.75%	1.75%	1.94%
Net investment income (loss)	(.09)% A	(.42)%	(.54)%	(.89)%	(.76)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,299	$ 41,876	$ 26,169	$ 17,884	$ 8,695	$ 3,380
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.46	$ 15.41	$ 12.51	$ 11.68	$ 8.69	$ 10.17
Income from Investment Operations
Net investment income (loss) E	(.03)	(.12)	(.11)	(.14)	(.09)	(.15)
Net realized and unrealized gain (loss)	(.06)	1.16	3.00	.95	3.08	(1.33)
Total from investment operations	(.09)	1.04	2.89	.81	2.99	(1.48)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 16.37	$ 16.46	$ 15.41	$ 12.51	$ 11.68	$ 8.69
Total Return B, C, D	(.55)%	6.81%	23.18%	7.11%	34.41%	(14.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.82%	1.97%	2.19%	2.57%	2.45%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.81%	2.00%	2.00%	2.19%
Expenses net of all reductions	1.73% A	1.73%	1.80%	2.00%	2.00%	2.18%
Net investment income (loss)	(.34)% A	(.67)%	(.79)%	(1.14)%	(1.01)%	(1.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,370	$ 21,039	$ 15,610	$ 11,493	$ 11,823	$ 7,731
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 14.96	$ 12.21	$ 11.46	$ 8.57	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.07)	(.20)	(.17)	(.20)	(.14)	(.20)
Net realized and unrealized gain (loss)	(.06)	1.14	2.91	.93	3.03	(1.30)
Total from investment operations	(.13)	.94	2.74	.73	2.89	(1.50)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 15.78	$ 15.91	$ 14.96	$ 12.21	$ 11.46	$ 8.57
Total Return B, C, D	(.82)%	6.35%	22.52%	6.54%	33.72%	(14.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.33%	2.43%	2.62%	3.03%	2.90%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.31%	2.50%	2.50%	2.69%
Expenses net of all reductions	2.23% A	2.23%	2.30%	2.50%	2.50%	2.68%
Net investment income (loss)	(.84)% A	(1.17)%	(1.30)%	(1.64)%	(1.51)%	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,977	$ 16,120	$ 18,916	$ 18,218	$ 14,761	$ 10,229
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 15.05	$ 12.28	$ 11.52	$ 8.61	$ 10.13
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.17)	(.19)	(.14)	(.20)
Net realized and unrealized gain (loss)	(.06)	1.13	2.93	.93	3.05	(1.32)
Total from investment operations	(.13)	.95	2.76	.74	2.91	(1.52)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 15.88	$ 16.01	$ 15.05	$ 12.28	$ 11.52	$ 8.61
Total Return B, C, D	(.81)%	6.38%	22.56%	6.60%	33.80%	(15.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.25% A	2.18%	2.27%	2.44%	2.82%	2.72%
Expenses net of fee waivers, if any	2.25% A	2.18%	2.27%	2.44%	2.50%	2.67%
Expenses net of all reductions	2.23% A	2.16%	2.26%	2.44%	2.49%	2.67%
Net investment income (loss)	(.83)% A	(1.10)%	(1.25)%	(1.58)%	(1.51)%	(2.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,178	$ 53,846	$ 34,144	$ 21,564	$ 10,374	$ 6,497
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.10	$ 15.90	$ 12.83	$ 11.91	$ 8.82	$ 10.25
Income from Investment Operations
Net investment income (loss) D	.02	(.01)	(.02)	(.06)	(.05)	(.08)
Net realized and unrealized gain (loss)	(.07)	1.19	3.08	.96	3.14	(1.35)
Total from investment operations	(.05)	1.18	3.06	.90	3.09	(1.43)
Redemption fees added to paid in capital D	- H	.02	.01	.02	-	-
Net asset value, end of period	$ 17.05	$ 17.10	$ 15.90	$ 12.83	$ 11.91	$ 8.82
Total Return B, C	(.29)%	7.55%	23.93%	7.72%	35.03%	(13.95)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19% A	1.12%	1.19%	1.36%	1.67%	1.52%
Expenses net of fee waivers, if any	1.19% A	1.12%	1.19%	1.36%	1.50%	1.51%
Expenses net of all reductions	1.17% A	1.10%	1.17%	1.36%	1.49%	1.51%
Net investment income (loss)	.22% A	(.04)%	(.17)%	(.50)%	(.51)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,033	$ 13,773	$ 8,399	$ 3,919	$ 3,905	$ 5,612
Portfolio turnover rate F	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions including the Fund's investment activity in the Fidelity Central Fund, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,899,833
Unrealized depreciation	(12,965,158)
Net unrealized appreciation (depreciation)	$ (65,325)
Cost for federal income tax purposes	$ 126,470,969

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,435,899 and $91,062,572, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about July 18, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 49,506	$ 1,750
Class T	.25%	.25%	49,560	492
Class B	.75%	.25%	67,102	50,494
Class C	.75%	.25%	242,587	73,317
			$ 408,755	$ 126,053

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,300
Class T	3,467
Class B*	13,288
Class C*	33,944
$ 63,999

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 60,936.31
Class T	33,165.33
Class B	22,381.33
Class C	55,819.23
Institutional Class	10,553.17
	$ 182,854

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $170 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 14,780
Class T	1.75%	9,798
Class B	2.25%	6,612
		$ 31,190

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,588 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the

Semiannual Report

10. Other - continued

relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	558,824	2,415,607	$ 9,352,247	$ 42,848,178
Shares redeemed	(762,981)	(1,587,280)	(12,762,364)	(27,666,623)
Net increase (decrease)	(204,157)	828,327	$ (3,410,117)	$ 15,181,555
Class T
Shares sold	143,108	791,936	$ 2,355,235	$ 13,799,281
Shares redeemed	(299,128)	(526,692)	(4,901,345)	(8,958,468)
Net increase (decrease)	(156,020)	265,244	$ (2,546,110)	$ 4,840,813
Class B
Shares sold	39,483	403,589	$ 622,646	$ 6,894,896
Shares redeemed	(357,228)	(654,386)	(5,665,988)	(10,858,321)
Net increase (decrease)	(317,745)	(250,797)	$ (5,043,342)	$ (3,963,425)
Class C
Shares sold	281,394	2,456,323	$ 4,507,909	$ 42,041,448
Shares redeemed	(863,060)	(1,361,698)	(13,802,144)	(22,520,719)
Net increase (decrease)	(581,666)	1,094,625	$ (9,294,235)	$ 19,520,729
Institutional Class
Shares sold	109,349	594,833	$ 1,873,299	$ 10,866,389
Shares redeemed	(267,824)	(317,427)	(4,601,021)	(5,574,088)
Net increase (decrease)	(158,475)	277,406	$ (2,727,722)	$ 5,292,301

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Japan Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the TOPIX Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 1.6 basis points. As a result, the fund's hypothetical management fee would have been 1.6 basis points ($0.03 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAF-USAN-0607
1.784892.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Japan Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Tokyo Stock Exchange Stock Price Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Not Part of Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 995.80	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 994.50	$ 8.65
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 991.80	$ 11.11
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 991.90	$ 11.11
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 997.10	$ 5.89
HypotheticalA	$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.19%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	3.9	4.0
Nintendo Co. Ltd.	2.2	0.8
Sumitomo Metal Industries Ltd.	2.1	0.9
Mizuho Financial Group, Inc.	2.0	4.3
Canon, Inc.	1.9	2.5
Hamakyorex Co. Ltd.	1.8	1.2
Sony Corp.	1.7	1.6
Mitsubishi Estate Co. Ltd.	1.6	1.3
Torishima Pump Manufacturing Co. Ltd.	1.5	0.0
Ise Chemical Corp.	1.4	0.8
	20.1
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.0	23.3
Financials	19.4	23.6
Industrials	17.9	13.2
Materials	13.6	8.9
Information Technology	11.7	18.4
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 99.9%	Stocks 100.1%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets* (0.1)%

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 26.0%
Auto Components - 4.0%
Bridgestone Corp.	48,600	$ 985,739
Denso Corp.	34,400	1,216,422
Musashi Seimitsu Industry Co. Ltd.	24,500	638,878
Stanley Electric Co. Ltd.	58,300	1,158,206
Toyoda Gosei Co. Ltd.	35,800	884,901
		4,884,146
Automobiles - 4.2%
Toyota Motor Corp.	78,400	4,759,663
Yachiyo Industry Co. Ltd.	22,000	402,843
		5,162,506
Distributors - 1.1%
Sankyo Seiko Co. Ltd.	247,100	1,288,763
Diversified Consumer Services - 0.3%
Take & Give Needs Co. Ltd.	545	370,119
Hotels, Restaurants & Leisure - 2.5%
Aeon Fantasy Co. Ltd.	49,320	1,255,606
H.I.S. Co. Ltd.	19,600	606,302
Kyoritsu Maintenance Co. Ltd.	26,160	572,749
USJ Co. Ltd.	1,164	680,064
		3,114,721
Household Durables - 6.1%
Casio Computer Co. Ltd.	55,700	1,124,500
Chofu Seisakusho Co. Ltd.	48,000	1,062,597
Daiwa House Industry Co. Ltd.	78,000	1,222,806
Misawa Homes Holdings, Inc. (a)	50,500	885,672
Sharp Corp.	57,000	1,046,153
Sony Corp.	39,600	2,109,096
		7,450,824
Leisure Equipment & Products - 3.0%
Aruze Corp.	32,400	1,143,688
Fujifilm Holdings Corp.	31,300	1,279,857
Namco Bandai Holdings, Inc.	75,700	1,230,306
		3,653,851
Multiline Retail - 0.3%
Daiei, Inc. (a)	33,200	391,140
Specialty Retail - 3.8%
Alpen Co. Ltd.	20,600	419,494
DCM Japan Holdings Co. Ltd.	55,880	526,416
Duskin Co. Ltd.	33,500	572,026
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
EDION Corp.	60,000	$ 831,670
Fujitsu Business Systems Ltd.	38,300	633,619
Hikari Tsushin, Inc.	12,300	490,031
Workman Co. Ltd.	26,800	1,230,715
		4,703,971
Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp.	70,000	881,549
TOTAL CONSUMER DISCRETIONARY		31,901,590
CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 3.5%
Aeon Co. Ltd.	35,800	654,890
Create SD Co. Ltd.	33,900	570,875
Daikokutenbussan Co. Ltd.	56,300	656,738
Itochushokuhin Co. Ltd.	18,000	582,396
Kura Corp. Ltd.	204	438,455
UNY Co. Ltd.	54,000	645,851
Valor Co. Ltd.	57,900	691,441
		4,240,646
Food Products - 0.4%
Mitsui Sugar Co. Ltd.	151,000	518,219
Household Products - 1.0%
Uni-Charm Corp.	21,900	1,290,048
Personal Products - 1.3%
Kobayashi Pharmaceutical Co. Ltd.	21,500	804,494
Mandom Corp.	30,200	771,852
		1,576,346
TOTAL CONSUMER STAPLES		7,625,259
ENERGY - 2.6%
Energy Equipment & Services - 1.1%
Shinko Plantech Co. Ltd.	137,000	1,363,895
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.5%
AOC Holdings, Inc.	48,800	$ 759,802
Japan Petroleum Exploration Co. Ltd.	15,400	1,090,770
		1,850,572
TOTAL ENERGY		3,214,467
FINANCIALS - 19.4%
Capital Markets - 1.7%
Japan Asia Investment Co. Ltd.	106,000	610,646
Nomura Holdings, Inc.	53,000	1,020,780
Risa Partners, Inc. (d)	182	489,636
		2,121,062
Commercial Banks - 4.1%
Mizuho Financial Group, Inc.	408	2,455,544
The Tokushima Bank Ltd.	96,000	642,290
Tokyo Tomin Bank Ltd.	32,100	1,109,717
Yamaguchi Financial Group, Inc. (a)	61,000	765,681
		4,973,232
Consumer Finance - 0.6%
SFCG Co. Ltd.	3,870	680,636
Insurance - 1.8%
Aioi Insurance Co. Ltd.	108,000	731,761
T&D Holdings, Inc.	23,750	1,504,315
		2,236,076
Real Estate Investment Trusts - 2.6%
Japan Excellent, Inc.	125	1,289,192
Japan Logistics Fund, Inc.	87	877,678
Nomura Real Estate Residential Fund, Inc.	2	15,703
Orix Jreit, Inc. (d)	109	1,062,596
		3,245,169
Real Estate Management & Development - 7.9%
Aeon Mall Co. Ltd. (d)	51,000	1,707,036
Arealink Co. Ltd.	594	393,413
Keihanshin Real Estate Co. Ltd.	118,000	832,017
KK daVinci Advisors (a)	482	485,734
Leopalace21 Corp.	38,900	1,275,555
Mitsubishi Estate Co. Ltd.	64,000	1,984,474
NTT Urban Development Co.	530	1,258,988
Sankei Building Co. Ltd.	71,700	653,271
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shoei Co.	36,400	$ 1,012,299
Yasuragi Co. Ltd.	5,900	48,754
		9,651,541
Thrifts & Mortgage Finance - 0.7%
Atrium Co. Ltd.	33,100	901,581
TOTAL FINANCIALS		23,809,297
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.5%
Sysmex Corp.	15,200	582,439
Pharmaceuticals - 0.8%
Daiichi Sankyo Co. Ltd.	33,000	984,640
TOTAL HEALTH CARE		1,567,079
INDUSTRIALS - 17.9%
Building Products - 0.8%
Asahi Glass Co. Ltd.	70,000	941,739
Commercial Services & Supplies - 0.6%
ARRK Corp.	58,000	675,750
Construction & Engineering - 0.5%
Asunaro Aoki Construction Co. Ltd.	93,000	623,468
Machinery - 9.1%
Aida Engineering Ltd.	125,000	842,153
Fuji Machine Manufacturing Co. Ltd.	50,800	955,716
Kato Works Co. Ltd.	182,000	924,970
Komatsu Ltd.	47,900	1,133,632
Kubota Corp.	74,000	699,465
Miyachi Corp.	66,100	1,158,303
Nabtesco Corp.	70,000	949,938
Nitta Corp.	27,900	608,291
Nittoku Engineering Co. Ltd.	89,200	519,143
Sasakura Engineering Co. Ltd.	79,000	933,190
THK Co. Ltd.	25,900	631,220
Torishima Pump Manufacturing Co. Ltd.	170,400	1,854,358
		11,210,379
Marine - 0.8%
Iino Kaiun Kaisha Ltd.	86,300	1,029,362
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 3.0%
East Japan Railway Co.	176	$ 1,427,356
Hamakyorex Co. Ltd.	86,600	2,262,901
		3,690,257
Trading Companies & Distributors - 2.0%
Mitsui & Co. Ltd.	67,000	1,204,921
Sumitomo Corp.	71,400	1,223,033
		2,427,954
Transportation Infrastructure - 1.1%
Japan Airport Terminal Co. Ltd.	24,500	448,880
The Sumitomo Warehouse Co. Ltd.	115,000	887,836
		1,336,716
TOTAL INDUSTRIALS		21,935,625
INFORMATION TECHNOLOGY - 11.7%
Electronic Equipment & Instruments - 3.8%
Nidec Sankyo Corp.	67,000	442,020
Nippon Electric Glass Co. Ltd.	81,500	1,395,018
Optoelectronics Co. Ltd.	34,200	409,054
Origin Electric Co. Ltd.	161,000	1,107,249
Seikoh Giken Co. Ltd.	11,800	257,622
SFA Engineering Corp.	16,000	699,311
Shizuki Electric Co., Inc.	127,000	385,811
		4,696,085
Internet Software & Services - 0.9%
eAccess Ltd. (d)	1,297	803,900
Telewave, Inc. (d)	1,010	313,413
		1,117,313
IT Services - 0.1%
Saison Information Systems Co. Ltd.	17,900	148,264
Office Electronics - 3.0%
Canon, Inc.	41,400	2,326,680
Konica Minolta Holdings, Inc.	103,000	1,409,514
		3,736,194
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp.	165	508,488
Micronics Japan Co. Ltd.	12,000	415,042
		923,530
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.1%
Atlus Co. Ltd. (a)	148,600	$ 821,521
Intelligent Wave, Inc.	512	267,513
Nintendo Co. Ltd.	8,500	2,655,503
		3,744,537
TOTAL INFORMATION TECHNOLOGY		14,365,923
MATERIALS - 13.6%
Chemicals - 9.9%
Adeka Corp.	57,100	623,881
C. Uyemura & Co. Ltd.	10,600	651,029
Ise Chemical Corp.	127,000	1,753,530
JSR Corp.	51,400	1,149,922
Kuraray Co. Ltd.	66,500	739,076
Lintec Corp.	41,100	854,086
Nippon Parkerizing Co. Ltd.	58,000	1,050,268
Shin-Etsu Chemical Co. Ltd.	15,700	1,013,455
The Nippon Synthetic Chemical Industry Co. Ltd.	227,000	970,743
Tohcello Co. Ltd.	86,000	906,617
Tokai Carbon Co. Ltd.	146,000	1,257,077
Tokyo Ohka Kogyo Co. Ltd.	22,000	532,919
Zeon Corp.	65,000	669,211
		12,171,814
Metals & Mining - 3.7%
Hitachi Metals Ltd.	109,000	1,167,267
Nippon Denko Co. Ltd. (d)	153,000	840,388
Sumitomo Metal Industries Ltd.	506,000	2,569,497
		4,577,152
TOTAL MATERIALS		16,748,966
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
NTT DoCoMo, Inc.	893	1,518,993
TOTAL COMMON STOCKS (Cost $122,673,470)		122,687,199
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	8,760	$ 8,760
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	3,709,685	3,709,685
TOTAL MONEY MARKET FUNDS (Cost $3,718,445)		3,718,445
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $126,391,915)		126,405,644
NET OTHER ASSETS - (2.9)%		(3,548,270)
NET ASSETS - 100%		$ 122,857,374
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,998
Fidelity Securities Lending Cash Central Fund	53,566
Total	$ 64,564
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $6,064,885 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,522,459) - See accompanying schedule: Unaffiliated issuers (cost $122,673,470)	$ 122,687,199
Fidelity Central Funds (cost $3,718,445)	3,718,445
Total Investments (cost $126,391,915)		$ 126,405,644
Receivable for investments sold		321,198
Receivable for fund shares sold		200,526
Dividends receivable		706,875
Distributions receivable from Fidelity Central Funds		864
Prepaid expenses		517
Receivable from investment adviser for expense reductions		13,655
Other receivables		15,563
Total assets		127,664,842

Liabilities
Payable for investments purchased	$ 355,745
Payable for fund shares redeemed	496,126
Accrued management fee	74,469
Distribution fees payable	63,225
Other affiliated payables	33,608
Other payables and accrued expenses	74,610
Collateral on securities loaned, at value	3,709,685
Total liabilities		4,807,468

Net Assets		$ 122,857,374
Net Assets consist of:
Paid in capital		$ 128,323,319
Accumulated net investment loss		(295,596)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,176,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,350
Net Assets		$ 122,857,374

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,299,254 ÷ 2,300,906 shares)	$ 16.65

Maximum offering price per share (100/94.25 of $16.65)	$ 17.67
Class T: Net Asset Value and redemption price per share ($18,370,067 ÷ 1,122,512 shares)	$ 16.37

Maximum offering price per share (100/96.50 of $16.37)	$ 16.96
Class B: Net Asset Value and offering price per share ($10,976,825 ÷ 695,592 shares)A	$ 15.78

Class C: Net Asset Value and offering price per share ($44,177,950 ÷ 2,781,498 shares)A	$ 15.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,033,278 ÷ 647,011 shares)	$ 17.05
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 934,073
Interest		12
Income from Fidelity Central Funds (including $53,566 from security lending)		64,564
		998,649
Less foreign taxes withheld		(67,347)
Total income		931,302

Expenses
Management fee	$ 475,483
Transfer agent fees	182,854
Distribution fees	408,755
Accounting and security lending fees	44,659
Custodian fees and expenses	51,560
Independent trustees' compensation	209
Registration fees	55,419
Audit	25,935
Legal	297
Miscellaneous	24,761
Total expenses before reductions	1,269,932
Expense reductions	(43,034)	1,226,898
Net investment income (loss)		(295,596)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,948,804
Foreign currency transactions	10,129
Total net realized gain (loss)		1,958,933
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,452,876)
Assets and liabilities in foreign currencies	(379)
Total change in net unrealized appreciation (depreciation)		(2,453,255)
Net gain (loss)		(494,322)
Net increase (decrease) in net assets resulting from operations		$ (789,918)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (295,596)	$ (1,237,948)
Net realized gain (loss)	1,958,933	14,734,526
Change in net unrealized appreciation (depreciation)	(2,453,255)	(11,088,654)
Net increase (decrease) in net assets resulting from operations	(789,918)	2,407,924
Share transactions - net increase (decrease)	(23,021,526)	40,871,973
Redemption fees	14,854	135,732
Total increase (decrease) in net assets	(23,796,590)	43,415,629

Net Assets
Beginning of period	146,653,964	103,238,335
End of period (including accumulated net investment loss of $295,596 and $0, respectively)	$ 122,857,374	$ 146,653,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 15.61	$ 12.64	$ 11.78	$ 8.74	$ 10.18
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.08)	(.11)	(.07)	(.13)
Net realized and unrealized gain (loss)	(.06)	1.17	3.04	.95	3.11	(1.31)
Total from investment operations	(.07)	1.10	2.96	.84	3.04	(1.44)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 16.65	$ 16.72	$ 15.61	$ 12.64	$ 11.78	$ 8.74
Total Return B, C, D	(.42)%	7.11%	23.50%	7.30%	34.78%	(14.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57% A	1.52%	1.62%	1.80%	2.20%	2.13%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	1.75%	1.75%	1.94%
Expenses net of all reductions	1.48% A	1.48%	1.55%	1.75%	1.75%	1.94%
Net investment income (loss)	(.09)% A	(.42)%	(.54)%	(.89)%	(.76)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,299	$ 41,876	$ 26,169	$ 17,884	$ 8,695	$ 3,380
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.46	$ 15.41	$ 12.51	$ 11.68	$ 8.69	$ 10.17
Income from Investment Operations
Net investment income (loss) E	(.03)	(.12)	(.11)	(.14)	(.09)	(.15)
Net realized and unrealized gain (loss)	(.06)	1.16	3.00	.95	3.08	(1.33)
Total from investment operations	(.09)	1.04	2.89	.81	2.99	(1.48)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 16.37	$ 16.46	$ 15.41	$ 12.51	$ 11.68	$ 8.69
Total Return B, C, D	(.55)%	6.81%	23.18%	7.11%	34.41%	(14.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.82%	1.97%	2.19%	2.57%	2.45%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.81%	2.00%	2.00%	2.19%
Expenses net of all reductions	1.73% A	1.73%	1.80%	2.00%	2.00%	2.18%
Net investment income (loss)	(.34)% A	(.67)%	(.79)%	(1.14)%	(1.01)%	(1.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,370	$ 21,039	$ 15,610	$ 11,493	$ 11,823	$ 7,731
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 14.96	$ 12.21	$ 11.46	$ 8.57	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.07)	(.20)	(.17)	(.20)	(.14)	(.20)
Net realized and unrealized gain (loss)	(.06)	1.14	2.91	.93	3.03	(1.30)
Total from investment operations	(.13)	.94	2.74	.73	2.89	(1.50)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 15.78	$ 15.91	$ 14.96	$ 12.21	$ 11.46	$ 8.57
Total Return B, C, D	(.82)%	6.35%	22.52%	6.54%	33.72%	(14.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.33%	2.43%	2.62%	3.03%	2.90%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.31%	2.50%	2.50%	2.69%
Expenses net of all reductions	2.23% A	2.23%	2.30%	2.50%	2.50%	2.68%
Net investment income (loss)	(.84)% A	(1.17)%	(1.30)%	(1.64)%	(1.51)%	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,977	$ 16,120	$ 18,916	$ 18,218	$ 14,761	$ 10,229
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 15.05	$ 12.28	$ 11.52	$ 8.61	$ 10.13
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.17)	(.19)	(.14)	(.20)
Net realized and unrealized gain (loss)	(.06)	1.13	2.93	.93	3.05	(1.32)
Total from investment operations	(.13)	.95	2.76	.74	2.91	(1.52)
Redemption fees added to paid in capital E	- I	.01	.01	.02	-	-
Net asset value, end of period	$ 15.88	$ 16.01	$ 15.05	$ 12.28	$ 11.52	$ 8.61
Total Return B, C, D	(.81)%	6.38%	22.56%	6.60%	33.80%	(15.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.25% A	2.18%	2.27%	2.44%	2.82%	2.72%
Expenses net of fee waivers, if any	2.25% A	2.18%	2.27%	2.44%	2.50%	2.67%
Expenses net of all reductions	2.23% A	2.16%	2.26%	2.44%	2.49%	2.67%
Net investment income (loss)	(.83)% A	(1.10)%	(1.25)%	(1.58)%	(1.51)%	(2.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,178	$ 53,846	$ 34,144	$ 21,564	$ 10,374	$ 6,497
Portfolio turnover rate G	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.10	$ 15.90	$ 12.83	$ 11.91	$ 8.82	$ 10.25
Income from Investment Operations
Net investment income (loss) D	.02	(.01)	(.02)	(.06)	(.05)	(.08)
Net realized and unrealized gain (loss)	(.07)	1.19	3.08	.96	3.14	(1.35)
Total from investment operations	(.05)	1.18	3.06	.90	3.09	(1.43)
Redemption fees added to paid in capital D	- H	.02	.01	.02	-	-
Net asset value, end of period	$ 17.05	$ 17.10	$ 15.90	$ 12.83	$ 11.91	$ 8.82
Total Return B, C	(.29)%	7.55%	23.93%	7.72%	35.03%	(13.95)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19% A	1.12%	1.19%	1.36%	1.67%	1.52%
Expenses net of fee waivers, if any	1.19% A	1.12%	1.19%	1.36%	1.50%	1.51%
Expenses net of all reductions	1.17% A	1.10%	1.17%	1.36%	1.49%	1.51%
Net investment income (loss)	.22% A	(.04)%	(.17)%	(.50)%	(.51)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,033	$ 13,773	$ 8,399	$ 3,919	$ 3,905	$ 5,612
Portfolio turnover rate F	101% A	83%	89%	83%	99%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions including the Fund's investment activity in the Fidelity Central Fund, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,899,833
Unrealized depreciation	(12,965,158)
Net unrealized appreciation (depreciation)	$ (65,325)
Cost for federal income tax purposes	$ 126,470,969

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,435,899 and $91,062,572, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about July 18, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 49,506	$ 1,750
Class T	.25%	.25%	49,560	492
Class B	.75%	.25%	67,102	50,494
Class C	.75%	.25%	242,587	73,317
			$ 408,755	$ 126,053

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,300
Class T	3,467
Class B*	13,288
Class C*	33,944
$ 63,999

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 60,936.31
Class T	33,165.33
Class B	22,381.33
Class C	55,819.23
Institutional Class	10,553.17
	$ 182,854

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $170 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 14,780
Class T	1.75%	9,798
Class B	2.25%	6,612
		$ 31,190

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,588 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the

Semiannual Report

10. Other - continued

relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	558,824	2,415,607	$ 9,352,247	$ 42,848,178
Shares redeemed	(762,981)	(1,587,280)	(12,762,364)	(27,666,623)
Net increase (decrease)	(204,157)	828,327	$ (3,410,117)	$ 15,181,555
Class T
Shares sold	143,108	791,936	$ 2,355,235	$ 13,799,281
Shares redeemed	(299,128)	(526,692)	(4,901,345)	(8,958,468)
Net increase (decrease)	(156,020)	265,244	$ (2,546,110)	$ 4,840,813
Class B
Shares sold	39,483	403,589	$ 622,646	$ 6,894,896
Shares redeemed	(357,228)	(654,386)	(5,665,988)	(10,858,321)
Net increase (decrease)	(317,745)	(250,797)	$ (5,043,342)	$ (3,963,425)
Class C
Shares sold	281,394	2,456,323	$ 4,507,909	$ 42,041,448
Shares redeemed	(863,060)	(1,361,698)	(13,802,144)	(22,520,719)
Net increase (decrease)	(581,666)	1,094,625	$ (9,294,235)	$ 19,520,729
Institutional Class
Shares sold	109,349	594,833	$ 1,873,299	$ 10,866,389
Shares redeemed	(267,824)	(317,427)	(4,601,021)	(5,574,088)
Net increase (decrease)	(158,475)	277,406	$ (2,727,722)	$ 5,292,301

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Japan Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the TOPIX Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 1.6 basis points. As a result, the fund's hypothetical management fee would have been 1.6 basis points ($0.03 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAFI-USAN-0607
1.784893.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On March 15, 2007, the Board of Trustees agreed to present a proposal to shareholders to merge Fidelity Advisor Korea Fund into Fidelity Advisor Emerging Asia Fund. Shareholders of Advisor Korea Fund are expected to meet on October 17, 2007, to vote on the approval of the proposal. If approved, the merger is expected to be completed by the end of December 2007.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Emerging Asia Fund, please call 1-877-208-0098 beginning in late August. The Prospectus/Proxy Statement also will be available for free on the Securities and Exchange Commission's Web site (www.sec.gov).

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,196.80	$ 8.71
Hypothetical A	$ 1,000.00	$ 1,016.86	$ 8.00
Class T
Actual	$ 1,000.00	$ 1,195.40	$ 10.07
Hypothetical A	$ 1,000.00	$ 1,015.62	$ 9.25
Class B
Actual	$ 1,000.00	$ 1,192.10	$ 12.77
Hypothetical A	$ 1,000.00	$ 1,013.14	$ 11.73
Class C
Actual	$ 1,000.00	$ 1,192.40	$ 12.77
Hypothetical A	$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class
Actual	$ 1,000.00	$ 1,198.30	$ 7.36
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.60%
Class T	1.85%
Class B	2.35%
Class C	2.35%
Institutional Class	1.35%

Semiannual Report

Fidelity Advisor Korea Fund

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.7	11.2
POSCO	5.8	4.0
Kookmin Bank	5.6	6.2
Doosan Infracore Co. Ltd.	5.0	2.1
NHN Corp.	4.2	3.0
Hyundai Mipo Dockyard Co. Ltd.	3.7	4.4
Shinsegae Co. Ltd.	3.4	3.2
Shinhan Financial Group Co. Ltd.	3.3	1.2
Woongjin Coway Co. Ltd.	3.2	2.3
LG.Philips LCD Co. Ltd.	3.1	1.2
	47.0
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	31.3	28.7
Information Technology	21.0	21.8
Financials	19.2	15.7
Consumer Discretionary	8.3	9.6
Consumer Staples	7.3	6.7
Materials	5.8	4.0
Energy	2.1	3.2
Utilities	2.0	0.7
Telecommunication Services	1.9	6.7
Health Care	0.0	0.6
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 98.9%	Stocks 97.7%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.3%

Semiannual Report

Fidelity Advisor Korea Fund

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 1.0%
Hyundai Mobis	7,640	$ 612,880
Automobiles - 0.4%
Hyundai Motor Co.	3,880	245,393
Diversified Consumer Services - 0.9%
YBM Sisa.com, Inc.	24,661	525,781
Hotels, Restaurants & Leisure - 1.0%
Hana Tour Service, Inc.	8,183	605,593
Household Durables - 5.0%
LG Electronics, Inc.	16,150	1,077,128
Woongjin Coway Co. Ltd.	56,240	1,880,532
		2,957,660
TOTAL CONSUMER DISCRETIONARY		4,947,307
CONSUMER STAPLES - 7.3%
Beverages - 0.9%
Lotte Chilsung Beverage Co. Ltd.	400	516,091
Food & Staples Retailing - 3.4%
Shinsegae Co. Ltd.	2,977	2,025,624
Household Products - 3.0%
LG Household & Health Care Ltd.	13,290	1,769,479
TOTAL CONSUMER STAPLES		4,311,194
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
SK Corp.	11,280	1,228,688
FINANCIALS - 19.2%
Capital Markets - 2.2%
Daewoo Securities Co. Ltd.	24,580	530,552
Korea Investment Holdings Co. Ltd.	13,310	784,305
		1,314,857
Commercial Banks - 14.2%
Industrial Bank of Korea	70,460	1,410,039
Kookmin Bank	37,090	3,319,184
Shinhan Financial Group Co. Ltd.	34,442	1,931,507
Woori Finance Holdings Co. Ltd.	70,300	1,748,752
		8,409,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.8%
Meritz Fire & Marine Insurance Co. Ltd.	71,400	$ 602,884
Samsung Fire & Marine Insurance Co. Ltd.	5,750	1,019,262
		1,622,146
TOTAL FINANCIALS		11,346,485
INDUSTRIALS - 31.3%
Construction & Engineering - 9.4%
Doosan Heavy Industries & Construction Co. Ltd.	18,340	1,435,554
Hyundai Engineering & Construction Co. Ltd. (a)	13,086	778,704
Kyeryong Construction Industrial Co. Ltd.	26,980	1,252,149
LG Engineering & Construction Co. Ltd.	9,470	938,974
Samsung Engineering Co. Ltd.	15,980	1,173,308
		5,578,689
Industrial Conglomerates - 4.0%
LG Corp.	15,850	578,635
Samsung Techwin Co. Ltd.	45,270	1,789,982
		2,368,617
Machinery - 16.0%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	38,270	1,544,490
Doosan Infracore Co. Ltd.	92,190	2,931,348
Hyundai Heavy Industries Co. Ltd.	4,910	1,237,292
Hyundai Mipo Dockyard Co. Ltd.	10,670	2,161,877
Taewoong Co. Ltd.	36,782	1,565,799
		9,440,806
Trading Companies & Distributors - 1.9%
Daewoo International Corp.	11,570	511,340
Samsung Corp.	14,440	607,322
		1,118,662
TOTAL INDUSTRIALS		18,506,774
INFORMATION TECHNOLOGY - 21.0%
Electronic Equipment & Instruments - 4.0%
LG.Philips LCD Co. Ltd. (a)	44,880	1,824,297
SFA Engineering Corp.	12,266	536,109
		2,360,406
Internet Software & Services - 4.2%
NHN Corp.	15,808	2,472,630
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 12.8%
Hynix Semiconductor, Inc. (a)	17,430	$ 593,993
PSK, Inc.	47,854	624,064
Samsung Electronics Co. Ltd.	9,342	5,713,185
Simm Tech Co. Ltd.	60,678	634,886
		7,566,128
TOTAL INFORMATION TECHNOLOGY		12,399,164
MATERIALS - 5.8%
Metals & Mining - 5.8%
POSCO	8,190	3,434,621
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.2%
LG Dacom Corp.	29,650	725,717
Wireless Telecommunication Services - 0.7%
SK Telecom Co. Ltd.	1,970	415,496
TOTAL TELECOMMUNICATION SERVICES		1,141,213
UTILITIES - 2.0%
Electric Utilities - 2.0%
Korea Electric Power Corp.	29,090	1,186,275
TOTAL COMMON STOCKS (Cost $38,802,178)		58,501,721
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $1,634,564)	1,634,564	$ 1,634,564
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $40,436,742)		60,136,285
NET OTHER ASSETS - (1.7)%		(996,407)
NET ASSETS - 100%		$ 59,139,878
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,802,178)	$ 58,501,721
Fidelity Central Funds (cost $1,634,564)	1,634,564
Total Investments (cost $40,436,742)		$ 60,136,285
Receivable for investments sold		2,303,093
Receivable for fund shares sold		24,090
Dividends receivable		11,586
Distributions receivable from Fidelity Central Funds		5,010
Prepaid expenses		315
Receivable from investment adviser for expense reductions		11,837
Other receivables		10,365
Total assets		62,502,581

Liabilities
Payable for investments purchased	$ 3,010,172
Payable for fund shares redeemed	206,919
Accrued management fee	39,724
Distribution fees payable	24,487
Other affiliated payables	14,972
Other payables and accrued expenses	66,429
Total liabilities		3,362,703

Net Assets		$ 59,139,878
Net Assets consist of:
Paid in capital		$ 37,129,409
Distributions in excess of net investment income		(122,681)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,436,689
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,696,461
Net Assets		$ 59,139,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,046,258 ÷ 1,093,423 shares)	$ 28.39

Maximum offering price per share (100/94.25 of $28.39)	$ 30.12
Class T: Net Asset Value and redemption price per share ($5,396,358 ÷ 192,866 shares)	$ 27.98

Maximum offering price per share (100/96.50 of $27.98)	$ 28.99
Class B: Net Asset Value and offering price per share ($8,602,093 ÷ 316,826 shares)A	$ 27.15

Class C: Net Asset Value and offering price per share ($10,481,020 ÷ 385,385 shares)A	$ 27.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,614,149 ÷ 125,390 shares)	$ 28.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 917,038
Interest		146
Income from Fidelity Central Funds		37,266
		954,450
Less foreign taxes withheld		(148,080)
Total income		806,370

Expenses
Management fee	$ 238,159
Transfer agent fees	83,163
Distribution fees	148,402
Accounting fees and expenses	15,529
Custodian fees and expenses	33,658
Independent trustees' compensation	89
Registration fees	32,690
Audit	48,258
Legal	1,066
Miscellaneous	135
Total expenses before reductions	601,149
Expense reductions	(77,051)	524,098
Net investment income (loss)		282,272
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,536,400
Foreign currency transactions	(9,023)
Total net realized gain (loss)		2,527,377
Change in net unrealized appreciation (depreciation) on: Investment securities	7,377,063
Assets and liabilities in foreign currencies	(3,082)
Total change in net unrealized appreciation (depreciation)		7,373,981
Net gain (loss)		9,901,358
Net increase (decrease) in net assets resulting from operations		$ 10,183,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 282,272	$ (365,798)
Net realized gain (loss)	2,527,377	7,695,286
Change in net unrealized appreciation (depreciation)	7,373,981	5,279,885
Net increase (decrease) in net assets resulting from operations	10,183,630	12,609,373
Distributions to shareholders from net investment income	(404,953)	(30,239)
Distributions to shareholders from net realized gain	(600,455)	(35,505)
Total distributions	(1,005,408)	(65,744)
Share transactions - net increase (decrease)	(9,919,957)	19,189,578
Redemption fees	7,243	89,251
Total increase (decrease) in net assets	(734,492)	31,822,458

Net Assets
Beginning of period	59,874,370	28,051,912
End of period (including distributions in excess of net investment income of $122,681 and $0, respectively)	$ 59,139,878	$ 59,874,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.16	$ 17.40	$ 11.93	$ 11.07	$ 9.05	$ 6.70
Income from Investment Operations
Net investment income (loss) E	.16	(.08)	.04	(.06)	.01	(.11)
Net realized and unrealized gain (loss)	4.53	6.87	5.42	.91	2.01	2.46
Total from investment operations	4.69	6.79	5.46	.85	2.02	2.35
Distributions from net investment income	(.22)	(.03)	-	-	-	-
Distributions from net realized gain	(.24)	(.03)	-	-	-	-
Total distributions	(.46)	(.06)	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 28.39	$ 24.16	$ 17.40	$ 11.93	$ 11.07	$ 9.05
Total Return B, C, D	19.68%	39.24%	45.85%	7.77%	22.32%	35.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.82%	2.25%	2.76%	2.85%	2.48%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.69%	2.00%	2.00%	2.08%
Expenses net of all reductions	1.53% A	1.41%	1.65%	2.00%	2.00%	2.06%
Net investment income (loss)	.61% J	(.36)%	.28%	(.50)%	.12%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,046	$ 29,541	$ 15,566	$ 12,309	$ 12,187	$ 11,946
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.79	$ 17.15	$ 11.78	$ 10.96	$ 8.99	$ 6.67
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	.01	(.09)	(.01)	(.14)
Net realized and unrealized gain (loss)	4.48	6.77	5.35	.90	1.98	2.46
Total from investment operations	4.60	6.63	5.36	.81	1.97	2.32
Distributions from net investment income	(.17)	-	-	-	-	-
Distributions from net realized gain	(.24)	(.02)	-	-	-	-
Total distributions	(.41)	(.02)	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 27.98	$ 23.79	$ 17.15	$ 11.78	$ 10.96	$ 8.99
Total Return B, C, D	19.54%	38.87%	45.59%	7.48%	21.91%	34.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.14% A	2.23%	2.67%	3.54%	3.74%	3.02%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.91%	2.25%	2.25%	2.33%
Expenses net of all reductions	1.78% A	1.66%	1.87%	2.25%	2.25%	2.31%
Net investment income (loss)	.48% J	(.61)%	.06%	(.75)%	(.13)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,396	$ 5,800	$ 3,407	$ 1,383	$ 1,223	$ 2,718
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.07	$ 16.69	$ 11.53	$ 10.78	$ 8.88	$ 6.62
Income from Investment Operations
Net investment income (loss) E	.06	(.24)	(.07)	(.14)	(.06)	(.19)
Net realized and unrealized gain (loss)	4.33	6.59	5.22	.88	1.96	2.45
Total from investment operations	4.39	6.35	5.15	.74	1.90	2.26
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	(.24)	-	-	-	-	-
Total distributions	(.31)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 27.15	$ 23.07	$ 16.69	$ 11.53	$ 10.78	$ 8.88
Total Return B, C, D	19.21%	38.23%	44.75%	6.96%	21.40%	34.14%
Ratios to Average Net Assets F, H
Expenses before reductions	2.57% A	2.64%	3.06%	3.63%	4.08%	3.48%
Expenses net of fee waivers, if any	2.35% A	2.35%	2.42%	2.75%	2.75%	2.83%
Expenses net of all reductions	2.28% A	2.16%	2.38%	2.75%	2.75%	2.81%
Net investment income (loss)	.23% J	(1.11)%	(.45)%	(1.25)%	(.63)%	(1.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,602	$ 8,587	$ 4,384	$ 2,279	$ 1,175	$ 1,313
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.07	$ 16.71	$ 11.53	$ 10.79	$ 8.89	$ 6.62
Income from Investment Operations
Net investment income (loss) E	.06	(.24)	(.06)	(.14)	(.06)	(.19)
Net realized and unrealized gain (loss)	4.34	6.58	5.23	.87	1.96	2.46
Total from investment operations	4.40	6.34	5.17	.73	1.90	2.27
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.24)	(.01)	-	-	-	-
Total distributions	(.27)	(.01)	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 27.20	$ 23.07	$ 16.71	$ 11.53	$ 10.79	$ 8.89
Total Return B, C, D	19.24%	38.10%	44.93%	6.86%	21.37%	34.29%
Ratios to Average Net Assets F, H
Expenses before reductions	2.53% A	2.56%	3.00%	3.63%	3.82%	3.35%
Expenses net of fee waivers, if any	2.35% A	2.35%	2.39%	2.75%	2.75%	2.83%
Expenses net of all reductions	2.28% A	2.16%	2.35%	2.75%	2.75%	2.81%
Net investment income (loss)	.23% J	(1.11)%	(.42)%	(1.25)%	(.63)%	(1.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,481	$ 11,281	$ 3,994	$ 759	$ 531	$ 804
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.55	$ 17.65	$ 12.06	$ 11.16	$ 9.11	$ 6.72
Income from Investment Operations
Net investment income (loss) D	.19	(.03)	.09	(.03)	.04	(.08)
Net realized and unrealized gain (loss)	4.61	6.97	5.49	.92	2.01	2.47
Total from investment operations	4.80	6.94	5.58	.89	2.05	2.39
Distributions from net investment income	(.29)	(.04)	-	-	-	-
Distributions from net realized gain	(.24)	(.03)	-	-	-	-
Total distributions	(.53)	(.07)	-	-	-	-
Redemption fees added to paid in capital D	- H	.03	.01	.01	-	-
Net asset value, end of period	$ 28.82	$ 24.55	$ 17.65	$ 12.06	$ 11.16	$ 9.11
Total Return B, C	19.83%	39.53%	46.35%	8.06%	22.50%	35.57%
Ratios to Average Net Assets E, G
Expenses before reductions	1.48% A	1.50%	1.93%	2.74%	3.11%	2.22%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.42%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.28% A	1.16%	1.37%	1.75%	1.75%	1.80%
Net investment income (loss)	.73% I	(.11)%	.55%	(.25)%	.38%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614	$ 4,665	$ 701	$ 309	$ 177	$ 2,127
Portfolio turnover rate F	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Korea Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on March 30, 2007, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,173,904
Unrealized depreciation	(532,958)
Net unrealized appreciation (depreciation)	$ 19,640,946
Cost for federal income tax purposes	$ 40,495,339

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,319,719 and $24,213,108, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 37,204	$ 3,526
Class T	.25%	.25%	14,138	152
Class B	.75%	.25%	43,698	32,911
Class C	.75%	.25%	53,362	24,316
			$ 148,402	$ 60,905

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,158
Class T	1,169
Class B*	16,012
Class C*	5,619
$ 31,958

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 40,497	.27*
Class T	10,625	.38*
Class B	13,432	.31*
Class C	14,451	.27*
Institutional Class	4,158	.22*
	$ 83,163

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.60%	$ 27,297
Class T	1.85%	8,308
Class B	2.35%	9,527
Class C	2.35%	9,680
Institutional Class	1.35%	2,638
		$ 57,450

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,489 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 269,157	$ 27,615
Class T	41,276	-
Class B	26,691	-
Class C	15,164	-
Institutional Class	52,665	2,624
Total	$ 404,953	$ 30,239
From net realized gain
Class A	$ 290,980	$ 27,605
Class T	60,038	4,672
Class B	91,512	-
Class C	113,730	1,500
Institutional Class	44,195	1,728
Total	$ 600,455	$ 35,505

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	95,938	1,185,931	$ 2,438,625	$ 27,173,864
Reinvestment of distributions	15,977	1,638	399,434	34,559
Shares redeemed	(241,036)	(859,524)	(6,066,401)	(20,245,636)
Net increase (decrease)	(129,121)	328,045	$ (3,228,342)	$ 6,962,787
Class T
Shares sold	32,415	207,888	$ 839,697	$ 4,716,540
Reinvestment of distributions	3,306	218	81,523	4,462
Shares redeemed	(86,644)	(162,980)	(2,188,723)	(3,660,914)
Net increase (decrease)	(50,923)	45,126	$ (1,267,503)	$ 1,060,088
Class B
Shares sold	33,808	278,751	$ 802,984	$ 6,095,750
Reinvestment of distributions	3,008	-	72,142	-
Shares redeemed	(92,271)	(169,082)	(2,233,816)	(3,759,331)
Net increase (decrease)	(55,455)	109,669	$ (1,358,690)	$ 2,336,419
Class C
Shares sold	66,860	597,257	$ 1,640,030	$ 13,005,755
Reinvestment of distributions	3,241	42	77,846	846
Shares redeemed	(173,704)	(347,404)	(4,186,411)	(7,601,699)
Net increase (decrease)	(103,603)	249,895	$ (2,468,535)	$ 5,404,902
Institutional Class
Shares sold	37,308	321,017	$ 994,307	$ 7,443,455
Reinvestment of distributions	2,306	106	58,462	2,296
Shares redeemed	(104,223)	(170,833)	(2,649,656)	(4,020,369)
Net increase (decrease)	(64,609)	150,290	$ (1,596,887)	$ 3,425,382

12. Proposed Reorganization.

On March 15, 2007, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Emerging Asia Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Emerging Asia Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund on the day the reorganization is effective. A Shareholder meeting of the Fund is expected to be held on October 17, 2007 to vote on the reorganization. If approved by the shareholders, the reorganization is expected to become effective on or about December 7, 2007. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AKOR-USAN-0607
1.784894.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On March 15, 2007, the Board of Trustees agreed to present a proposal to shareholders to merge Fidelity Advisor Korea Fund into Fidelity Advisor Emerging Asia Fund. Shareholders of Advisor Korea Fund are expected to meet on October 17, 2007, to vote on the approval of the proposal. If approved, the merger is expected to be completed by the end of December 2007.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Emerging Asia Fund, please call 1-877-208-0098 beginning in late August. The Prospectus/Proxy Statement also will be available for free on the Securities and Exchange Commission's Web site (www.sec.gov).

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,196.80	$ 8.71
Hypothetical A	$ 1,000.00	$ 1,016.86	$ 8.00
Class T
Actual	$ 1,000.00	$ 1,195.40	$ 10.07
Hypothetical A	$ 1,000.00	$ 1,015.62	$ 9.25
Class B
Actual	$ 1,000.00	$ 1,192.10	$ 12.77
Hypothetical A	$ 1,000.00	$ 1,013.14	$ 11.73
Class C
Actual	$ 1,000.00	$ 1,192.40	$ 12.77
Hypothetical A	$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class
Actual	$ 1,000.00	$ 1,198.30	$ 7.36
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.60%
Class T	1.85%
Class B	2.35%
Class C	2.35%
Institutional Class	1.35%

Semiannual Report

Fidelity Advisor Korea Fund

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.7	11.2
POSCO	5.8	4.0
Kookmin Bank	5.6	6.2
Doosan Infracore Co. Ltd.	5.0	2.1
NHN Corp.	4.2	3.0
Hyundai Mipo Dockyard Co. Ltd.	3.7	4.4
Shinsegae Co. Ltd.	3.4	3.2
Shinhan Financial Group Co. Ltd.	3.3	1.2
Woongjin Coway Co. Ltd.	3.2	2.3
LG.Philips LCD Co. Ltd.	3.1	1.2
	47.0
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	31.3	28.7
Information Technology	21.0	21.8
Financials	19.2	15.7
Consumer Discretionary	8.3	9.6
Consumer Staples	7.3	6.7
Materials	5.8	4.0
Energy	2.1	3.2
Utilities	2.0	0.7
Telecommunication Services	1.9	6.7
Health Care	0.0	0.6
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 98.9%	Stocks 97.7%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.3%

Semiannual Report

Fidelity Advisor Korea Fund

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 1.0%
Hyundai Mobis	7,640	$ 612,880
Automobiles - 0.4%
Hyundai Motor Co.	3,880	245,393
Diversified Consumer Services - 0.9%
YBM Sisa.com, Inc.	24,661	525,781
Hotels, Restaurants & Leisure - 1.0%
Hana Tour Service, Inc.	8,183	605,593
Household Durables - 5.0%
LG Electronics, Inc.	16,150	1,077,128
Woongjin Coway Co. Ltd.	56,240	1,880,532
		2,957,660
TOTAL CONSUMER DISCRETIONARY		4,947,307
CONSUMER STAPLES - 7.3%
Beverages - 0.9%
Lotte Chilsung Beverage Co. Ltd.	400	516,091
Food & Staples Retailing - 3.4%
Shinsegae Co. Ltd.	2,977	2,025,624
Household Products - 3.0%
LG Household & Health Care Ltd.	13,290	1,769,479
TOTAL CONSUMER STAPLES		4,311,194
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
SK Corp.	11,280	1,228,688
FINANCIALS - 19.2%
Capital Markets - 2.2%
Daewoo Securities Co. Ltd.	24,580	530,552
Korea Investment Holdings Co. Ltd.	13,310	784,305
		1,314,857
Commercial Banks - 14.2%
Industrial Bank of Korea	70,460	1,410,039
Kookmin Bank	37,090	3,319,184
Shinhan Financial Group Co. Ltd.	34,442	1,931,507
Woori Finance Holdings Co. Ltd.	70,300	1,748,752
		8,409,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.8%
Meritz Fire & Marine Insurance Co. Ltd.	71,400	$ 602,884
Samsung Fire & Marine Insurance Co. Ltd.	5,750	1,019,262
		1,622,146
TOTAL FINANCIALS		11,346,485
INDUSTRIALS - 31.3%
Construction & Engineering - 9.4%
Doosan Heavy Industries & Construction Co. Ltd.	18,340	1,435,554
Hyundai Engineering & Construction Co. Ltd. (a)	13,086	778,704
Kyeryong Construction Industrial Co. Ltd.	26,980	1,252,149
LG Engineering & Construction Co. Ltd.	9,470	938,974
Samsung Engineering Co. Ltd.	15,980	1,173,308
		5,578,689
Industrial Conglomerates - 4.0%
LG Corp.	15,850	578,635
Samsung Techwin Co. Ltd.	45,270	1,789,982
		2,368,617
Machinery - 16.0%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	38,270	1,544,490
Doosan Infracore Co. Ltd.	92,190	2,931,348
Hyundai Heavy Industries Co. Ltd.	4,910	1,237,292
Hyundai Mipo Dockyard Co. Ltd.	10,670	2,161,877
Taewoong Co. Ltd.	36,782	1,565,799
		9,440,806
Trading Companies & Distributors - 1.9%
Daewoo International Corp.	11,570	511,340
Samsung Corp.	14,440	607,322
		1,118,662
TOTAL INDUSTRIALS		18,506,774
INFORMATION TECHNOLOGY - 21.0%
Electronic Equipment & Instruments - 4.0%
LG.Philips LCD Co. Ltd. (a)	44,880	1,824,297
SFA Engineering Corp.	12,266	536,109
		2,360,406
Internet Software & Services - 4.2%
NHN Corp.	15,808	2,472,630
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 12.8%
Hynix Semiconductor, Inc. (a)	17,430	$ 593,993
PSK, Inc.	47,854	624,064
Samsung Electronics Co. Ltd.	9,342	5,713,185
Simm Tech Co. Ltd.	60,678	634,886
		7,566,128
TOTAL INFORMATION TECHNOLOGY		12,399,164
MATERIALS - 5.8%
Metals & Mining - 5.8%
POSCO	8,190	3,434,621
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.2%
LG Dacom Corp.	29,650	725,717
Wireless Telecommunication Services - 0.7%
SK Telecom Co. Ltd.	1,970	415,496
TOTAL TELECOMMUNICATION SERVICES		1,141,213
UTILITIES - 2.0%
Electric Utilities - 2.0%
Korea Electric Power Corp.	29,090	1,186,275
TOTAL COMMON STOCKS (Cost $38,802,178)		58,501,721
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $1,634,564)	1,634,564	$ 1,634,564
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $40,436,742)		60,136,285
NET OTHER ASSETS - (1.7)%		(996,407)
NET ASSETS - 100%		$ 59,139,878
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,802,178)	$ 58,501,721
Fidelity Central Funds (cost $1,634,564)	1,634,564
Total Investments (cost $40,436,742)		$ 60,136,285
Receivable for investments sold		2,303,093
Receivable for fund shares sold		24,090
Dividends receivable		11,586
Distributions receivable from Fidelity Central Funds		5,010
Prepaid expenses		315
Receivable from investment adviser for expense reductions		11,837
Other receivables		10,365
Total assets		62,502,581

Liabilities
Payable for investments purchased	$ 3,010,172
Payable for fund shares redeemed	206,919
Accrued management fee	39,724
Distribution fees payable	24,487
Other affiliated payables	14,972
Other payables and accrued expenses	66,429
Total liabilities		3,362,703

Net Assets		$ 59,139,878
Net Assets consist of:
Paid in capital		$ 37,129,409
Distributions in excess of net investment income		(122,681)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,436,689
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,696,461
Net Assets		$ 59,139,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,046,258 ÷ 1,093,423 shares)	$ 28.39

Maximum offering price per share (100/94.25 of $28.39)	$ 30.12
Class T: Net Asset Value and redemption price per share ($5,396,358 ÷ 192,866 shares)	$ 27.98

Maximum offering price per share (100/96.50 of $27.98)	$ 28.99
Class B: Net Asset Value and offering price per share ($8,602,093 ÷ 316,826 shares)A	$ 27.15

Class C: Net Asset Value and offering price per share ($10,481,020 ÷ 385,385 shares)A	$ 27.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,614,149 ÷ 125,390 shares)	$ 28.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 917,038
Interest		146
Income from Fidelity Central Funds		37,266
		954,450
Less foreign taxes withheld		(148,080)
Total income		806,370

Expenses
Management fee	$ 238,159
Transfer agent fees	83,163
Distribution fees	148,402
Accounting fees and expenses	15,529
Custodian fees and expenses	33,658
Independent trustees' compensation	89
Registration fees	32,690
Audit	48,258
Legal	1,066
Miscellaneous	135
Total expenses before reductions	601,149
Expense reductions	(77,051)	524,098
Net investment income (loss)		282,272
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,536,400
Foreign currency transactions	(9,023)
Total net realized gain (loss)		2,527,377
Change in net unrealized appreciation (depreciation) on: Investment securities	7,377,063
Assets and liabilities in foreign currencies	(3,082)
Total change in net unrealized appreciation (depreciation)		7,373,981
Net gain (loss)		9,901,358
Net increase (decrease) in net assets resulting from operations		$ 10,183,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 282,272	$ (365,798)
Net realized gain (loss)	2,527,377	7,695,286
Change in net unrealized appreciation (depreciation)	7,373,981	5,279,885
Net increase (decrease) in net assets resulting from operations	10,183,630	12,609,373
Distributions to shareholders from net investment income	(404,953)	(30,239)
Distributions to shareholders from net realized gain	(600,455)	(35,505)
Total distributions	(1,005,408)	(65,744)
Share transactions - net increase (decrease)	(9,919,957)	19,189,578
Redemption fees	7,243	89,251
Total increase (decrease) in net assets	(734,492)	31,822,458

Net Assets
Beginning of period	59,874,370	28,051,912
End of period (including distributions in excess of net investment income of $122,681 and $0, respectively)	$ 59,139,878	$ 59,874,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.16	$ 17.40	$ 11.93	$ 11.07	$ 9.05	$ 6.70
Income from Investment Operations
Net investment income (loss) E	.16	(.08)	.04	(.06)	.01	(.11)
Net realized and unrealized gain (loss)	4.53	6.87	5.42	.91	2.01	2.46
Total from investment operations	4.69	6.79	5.46	.85	2.02	2.35
Distributions from net investment income	(.22)	(.03)	-	-	-	-
Distributions from net realized gain	(.24)	(.03)	-	-	-	-
Total distributions	(.46)	(.06)	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 28.39	$ 24.16	$ 17.40	$ 11.93	$ 11.07	$ 9.05
Total Return B, C, D	19.68%	39.24%	45.85%	7.77%	22.32%	35.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.82%	2.25%	2.76%	2.85%	2.48%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.69%	2.00%	2.00%	2.08%
Expenses net of all reductions	1.53% A	1.41%	1.65%	2.00%	2.00%	2.06%
Net investment income (loss)	.61% J	(.36)%	.28%	(.50)%	.12%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,046	$ 29,541	$ 15,566	$ 12,309	$ 12,187	$ 11,946
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.79	$ 17.15	$ 11.78	$ 10.96	$ 8.99	$ 6.67
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	.01	(.09)	(.01)	(.14)
Net realized and unrealized gain (loss)	4.48	6.77	5.35	.90	1.98	2.46
Total from investment operations	4.60	6.63	5.36	.81	1.97	2.32
Distributions from net investment income	(.17)	-	-	-	-	-
Distributions from net realized gain	(.24)	(.02)	-	-	-	-
Total distributions	(.41)	(.02)	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 27.98	$ 23.79	$ 17.15	$ 11.78	$ 10.96	$ 8.99
Total Return B, C, D	19.54%	38.87%	45.59%	7.48%	21.91%	34.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.14% A	2.23%	2.67%	3.54%	3.74%	3.02%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.91%	2.25%	2.25%	2.33%
Expenses net of all reductions	1.78% A	1.66%	1.87%	2.25%	2.25%	2.31%
Net investment income (loss)	.48% J	(.61)%	.06%	(.75)%	(.13)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,396	$ 5,800	$ 3,407	$ 1,383	$ 1,223	$ 2,718
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.07	$ 16.69	$ 11.53	$ 10.78	$ 8.88	$ 6.62
Income from Investment Operations
Net investment income (loss) E	.06	(.24)	(.07)	(.14)	(.06)	(.19)
Net realized and unrealized gain (loss)	4.33	6.59	5.22	.88	1.96	2.45
Total from investment operations	4.39	6.35	5.15	.74	1.90	2.26
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	(.24)	-	-	-	-	-
Total distributions	(.31)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 27.15	$ 23.07	$ 16.69	$ 11.53	$ 10.78	$ 8.88
Total Return B, C, D	19.21%	38.23%	44.75%	6.96%	21.40%	34.14%
Ratios to Average Net Assets F, H
Expenses before reductions	2.57% A	2.64%	3.06%	3.63%	4.08%	3.48%
Expenses net of fee waivers, if any	2.35% A	2.35%	2.42%	2.75%	2.75%	2.83%
Expenses net of all reductions	2.28% A	2.16%	2.38%	2.75%	2.75%	2.81%
Net investment income (loss)	.23% J	(1.11)%	(.45)%	(1.25)%	(.63)%	(1.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,602	$ 8,587	$ 4,384	$ 2,279	$ 1,175	$ 1,313
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.07	$ 16.71	$ 11.53	$ 10.79	$ 8.89	$ 6.62
Income from Investment Operations
Net investment income (loss) E	.06	(.24)	(.06)	(.14)	(.06)	(.19)
Net realized and unrealized gain (loss)	4.34	6.58	5.23	.87	1.96	2.46
Total from investment operations	4.40	6.34	5.17	.73	1.90	2.27
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.24)	(.01)	-	-	-	-
Total distributions	(.27)	(.01)	-	-	-	-
Redemption fees added to paid in capital E	- I	.03	.01	.01	-	-
Net asset value, end of period	$ 27.20	$ 23.07	$ 16.71	$ 11.53	$ 10.79	$ 8.89
Total Return B, C, D	19.24%	38.10%	44.93%	6.86%	21.37%	34.29%
Ratios to Average Net Assets F, H
Expenses before reductions	2.53% A	2.56%	3.00%	3.63%	3.82%	3.35%
Expenses net of fee waivers, if any	2.35% A	2.35%	2.39%	2.75%	2.75%	2.83%
Expenses net of all reductions	2.28% A	2.16%	2.35%	2.75%	2.75%	2.81%
Net investment income (loss)	.23% J	(1.11)%	(.42)%	(1.25)%	(.63)%	(1.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,481	$ 11,281	$ 3,994	$ 759	$ 531	$ 804
Portfolio turnover rate G	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.55	$ 17.65	$ 12.06	$ 11.16	$ 9.11	$ 6.72
Income from Investment Operations
Net investment income (loss) D	.19	(.03)	.09	(.03)	.04	(.08)
Net realized and unrealized gain (loss)	4.61	6.97	5.49	.92	2.01	2.47
Total from investment operations	4.80	6.94	5.58	.89	2.05	2.39
Distributions from net investment income	(.29)	(.04)	-	-	-	-
Distributions from net realized gain	(.24)	(.03)	-	-	-	-
Total distributions	(.53)	(.07)	-	-	-	-
Redemption fees added to paid in capital D	- H	.03	.01	.01	-	-
Net asset value, end of period	$ 28.82	$ 24.55	$ 17.65	$ 12.06	$ 11.16	$ 9.11
Total Return B, C	19.83%	39.53%	46.35%	8.06%	22.50%	35.57%
Ratios to Average Net Assets E, G
Expenses before reductions	1.48% A	1.50%	1.93%	2.74%	3.11%	2.22%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.42%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.28% A	1.16%	1.37%	1.75%	1.75%	1.80%
Net investment income (loss)	.73% I	(.11)%	.55%	(.25)%	.38%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614	$ 4,665	$ 701	$ 309	$ 177	$ 2,127
Portfolio turnover rate F	50% A	133%	97%	77%	127%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Korea Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on March 30, 2007, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,173,904
Unrealized depreciation	(532,958)
Net unrealized appreciation (depreciation)	$ 19,640,946
Cost for federal income tax purposes	$ 40,495,339

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,319,719 and $24,213,108, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 37,204	$ 3,526
Class T	.25%	.25%	14,138	152
Class B	.75%	.25%	43,698	32,911
Class C	.75%	.25%	53,362	24,316
			$ 148,402	$ 60,905

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,158
Class T	1,169
Class B*	16,012
Class C*	5,619
$ 31,958

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 40,497	.27*
Class T	10,625	.38*
Class B	13,432	.31*
Class C	14,451	.27*
Institutional Class	4,158	.22*
	$ 83,163

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.60%	$ 27,297
Class T	1.85%	8,308
Class B	2.35%	9,527
Class C	2.35%	9,680
Institutional Class	1.35%	2,638
		$ 57,450

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,489 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 269,157	$ 27,615
Class T	41,276	-
Class B	26,691	-
Class C	15,164	-
Institutional Class	52,665	2,624
Total	$ 404,953	$ 30,239
From net realized gain
Class A	$ 290,980	$ 27,605
Class T	60,038	4,672
Class B	91,512	-
Class C	113,730	1,500
Institutional Class	44,195	1,728
Total	$ 600,455	$ 35,505

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	95,938	1,185,931	$ 2,438,625	$ 27,173,864
Reinvestment of distributions	15,977	1,638	399,434	34,559
Shares redeemed	(241,036)	(859,524)	(6,066,401)	(20,245,636)
Net increase (decrease)	(129,121)	328,045	$ (3,228,342)	$ 6,962,787
Class T
Shares sold	32,415	207,888	$ 839,697	$ 4,716,540
Reinvestment of distributions	3,306	218	81,523	4,462
Shares redeemed	(86,644)	(162,980)	(2,188,723)	(3,660,914)
Net increase (decrease)	(50,923)	45,126	$ (1,267,503)	$ 1,060,088
Class B
Shares sold	33,808	278,751	$ 802,984	$ 6,095,750
Reinvestment of distributions	3,008	-	72,142	-
Shares redeemed	(92,271)	(169,082)	(2,233,816)	(3,759,331)
Net increase (decrease)	(55,455)	109,669	$ (1,358,690)	$ 2,336,419
Class C
Shares sold	66,860	597,257	$ 1,640,030	$ 13,005,755
Reinvestment of distributions	3,241	42	77,846	846
Shares redeemed	(173,704)	(347,404)	(4,186,411)	(7,601,699)
Net increase (decrease)	(103,603)	249,895	$ (2,468,535)	$ 5,404,902
Institutional Class
Shares sold	37,308	321,017	$ 994,307	$ 7,443,455
Reinvestment of distributions	2,306	106	58,462	2,296
Shares redeemed	(104,223)	(170,833)	(2,649,656)	(4,020,369)
Net increase (decrease)	(64,609)	150,290	$ (1,596,887)	$ 3,425,382

12. Proposed Reorganization.

On March 15, 2007, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Emerging Asia Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor Emerging Asia Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund on the day the reorganization is effective. A Shareholder meeting of the Fund is expected to be held on October 17, 2007 to vote on the reorganization. If approved by the shareholders, the reorganization is expected to become effective on or about December 7, 2007. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AKORI-USAN-0607
1.784895.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,215.10	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,213.80	$ 9.61
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,210.70	$ 12.33
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,210.20	$ 12.33
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,217.00	$ 6.60
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.20%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	11.7	11.5
Companhia Vale do Rio Doce (PN-A) (Brazil, Metals & Mining)	7.0	2.3
Petroleo Brasileiro SA Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.4	6.0
Petroleo Brasileiro SA Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	4.8	4.3
Companhia Vale do Rio Doce sponsored ADR (Brazil, Metals & Mining)	4.7	2.7
	34.6
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	24.0	21.9
Financials	15.1	16.5
Telecommunication Services	15.4	14.2
Energy	11.8	10.4
Consumer Discretionary	8.8	8.7
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	58.1	53.9
Mexico	29.1	34.4
Chile	7.4	6.3
Luxembourg	0.9	0.0
United States of America	0.6	0.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 97.7%	Stocks 97.3%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 0.1%
Inversiones y Representaciones SA sponsored GDR (a)	12,400	$ 259,408
Bahamas (Nassau) - 0.2%
Ultrapetrol (Bahamas) Ltd.	12,600	264,600
Bermuda - 0.5%
Credicorp Ltd. (NY Shares)	3,400	177,412
Dufry South America Ltd. unit	35,277	667,337
TOTAL BERMUDA		844,749
Brazil - 58.0%
AES Tiete SA (PN) (non-vtg.)	21,636,300	742,047
All America Latina Logistica SA unit	122,000	1,438,679
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	27,604	1,517,944
Banco Bradesco SA:
(PN)	130,356	2,773,396
(PN) sponsored ADR	251,200	5,330,464
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	121,590	4,719,738
sponsored ADR (non-vtg.)	89,400	3,449,052
Banco Nossa Caixa SA	39,800	620,311
Brascan Residential Properties SA	84,300	639,540
Brasil Telecom Participacoes SA sponsored ADR (a)	26,040	1,380,901
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	55,800	3,259,836
sponsored ADR	3,260	186,211
Companhia de Saneamento de Minas Gerais	61,300	786,129
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	24,400	1,049,444
Companhia Vale do Rio Doce:
(PN-A)	39,300	1,350,744
(PN-A) sponsored ADR	335,800	11,481,002
sponsored ADR	211,900	8,605,259
Cosan SA Industria E Comercio (a)	13,800	276,244
Diagnosticos da America SA	9,300	201,061
Duratex SA (PN)	111,500	2,483,987
Eletropaulo Metropolitana SA (PN-B)	12,990,000	667,308
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	14,100	661,431
Gafisa SA (a)	59,000	829,688
Gafisa SA ADR (a)	4,800	134,400
GVT Holding SA	79,700	1,006,432
JBS SA	212,000	817,708
Klabin Segall SA	42,100	356,419
Localiza Rent a Car SA	143,100	1,461,094
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Renner SA	80,600	$ 1,110,072
LPS Brasil Consultoria de Imoveis SA	22,300	229,881
Medial Saude SA	86,900	1,238,257
Petroleo Brasileiro SA Petrobras:
(ON)	8,300	211,456
(PN) (non-vtg.)	140,300	3,150,408
(PN) sponsored ADR (non-vtg.)	95,200	8,493,744
sponsored ADR	85,200	8,624,796
Profarma Distribuidora de Produtos Farmaceuticos SA	23,000	345,814
Sao Carlos Empreen E Part SA	21,200	167,708
Submarino SA	62,300	2,255,742
TAM SA:
(PN) (ltd.-vtg.)	55,100	1,428,398
(PN) sponsored ADR (ltd. vtg.)	25,000	643,250
Terna Participacoes SA unit	56,000	715,409
TIM Participacoes SA	83,300,000	299,196
TIM Participacoes SA sponsored ADR (non-vtg.)	16,100	580,566
Totvs SA	49,200	1,426,297
Tractebel Energia SA	84,000	736,733
Uniao de Bancos Brasileiros SA (Unibanco):
unit	16,600	161,905
GDR	77,500	7,522,150
Usinas Siderurgicas de Minas Gerais SA	12,000	666,274
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	64,800	3,024,764
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,980	79,788
sponsored ADR (non-vtg.)	194,750	3,891,105
TOTAL BRAZIL		105,230,182
Chile - 7.4%
Capital SA	174,333	3,217,640
Empresa Nacional de Electricidad SA sponsored ADR	34,600	1,679,138
Enersis SA sponsored ADR	69,425	1,314,910
Inversiones Aguas Metropolitanas SA ADR (e)	71,300	1,763,676
Lan Airlines SA sponsored ADR	63,300	4,630,395
Masisa SA	1,901,503	470,356
Vina Concha y Toro SA sponsored ADR	9,385	344,336
TOTAL CHILE		13,420,451
Common Stocks - continued
	Shares	Value
Luxembourg - 0.9%
Tenaris SA sponsored ADR	19,300	$ 894,748
Ternium SA sponsored ADR (a)	28,700	772,030
TOTAL LUXEMBOURG		1,666,778
Mexico - 29.1%
Alsea SAB de CV	551,300	941,292
America Movil SA de CV Series L sponsored ADR	403,300	21,185,346
Axtel SAB de CV unit (a)	251,613	1,183,137
Banco Compartamos SA de CV	231,100	1,166,230
Cemex SA de CV sponsored ADR	160,534	5,217,355
Corporacion Geo SA de CV Series B (a)	385,300	2,111,141
Fomento Economico Mexicano SA de CV sponsored ADR	47,121	5,074,460
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	22,900	1,035,538
Grupo Televisa SA de CV	65,900	370,046
Grupo Televisa SA de CV (CPO) sponsored ADR	199,856	5,605,961
Industrias Penoles SA de CV	103,300	1,274,332
Telefonos de Mexico SA de CV Series L sponsored ADR	56,902	1,942,634
Urbi, Desarrollos Urbanos, SA de CV (a)	430,200	1,797,426
Wal-Mart de Mexico SA de CV Series V	995,669	3,904,567
TOTAL MEXICO		52,809,465
Panama - 0.4%
Copa Holdings SA Class A	12,700	773,176
United Kingdom - 0.4%
COSAN SA Industria e Comercio warrants (Deutsche Bank Warrant Program) 7/25/07 (a)(e)	9,982	199,817
SABMiller PLC	22,400	532,973
TOTAL UNITED KINGDOM		732,790
United States of America - 0.6%
Southern Copper Corp. (d)	13,700	1,100,110
TOTAL COMMON STOCKS (Cost $116,709,289)		177,101,709
Nonconvertible Preferred Stocks - 0.1%

Brazil - 0.1%
Brasil Telecom Participacoes SA (PN) (a) (Cost $175,346)	17,000,000	181,093
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	6,217,465	$ 6,217,465
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	851,700	851,700
TOTAL MONEY MARKET FUNDS (Cost $7,069,165)		7,069,165
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $123,953,800)		184,351,967
NET OTHER ASSETS - (1.6)%		(2,877,221)
NET ASSETS - 100%		$ 181,474,746
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,963,493 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 125,410
Fidelity Securities Lending Cash Central Fund	3,540
Total	$ 128,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $819,060) - See accompanying schedule: Unaffiliated issuers (cost $116,884,635)	$ 177,282,802
Fidelity Central Funds (cost $7,069,165)	7,069,165
Total Investments (cost $123,953,800)		$ 184,351,967
Cash		311,087
Receivable for investments sold		41,796
Receivable for fund shares sold		737,164
Dividends receivable		718,906
Distributions receivable from Fidelity Central Funds		25,133
Prepaid expenses		348
Other receivables		9,417
Total assets		186,195,818

Liabilities
Payable for investments purchased	$ 2,960,565
Payable for fund shares redeemed	611,201
Accrued management fee	117,114
Distribution fees payable	78,853
Other affiliated payables	47,133
Other payables and accrued expenses	54,506
Collateral on securities loaned, at value	851,700
Total liabilities		4,721,072

Net Assets		$ 181,474,746
Net Assets consist of:
Paid in capital		$ 118,975,747
Undistributed net investment income		381,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,715,463
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,402,147
Net Assets		$ 181,474,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,645,054 ÷ 1,787,122 shares)	$ 44.57

Maximum offering price per share (100/94.25 of $44.57)	$ 47.29
Class T: Net Asset Value and redemption price per share ($32,051,723 ÷ 724,082 shares)	$ 44.27

Maximum offering price per share (100/96.50 of $44.27)	$ 45.88
Class B: Net Asset Value and offering price per share ($21,207,994 ÷ 487,679 shares)A	$ 43.49

Class C: Net Asset Value and offering price per share ($38,314,350 ÷ 884,817 shares)A	$ 43.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,255,625 ÷ 225,792 shares)	$ 45.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 2,220,966
Interest		86
Income from Fidelity Central Funds		128,950
		2,350,002
Less foreign taxes withheld		(245,789)
Total income		2,104,213

Expenses
Management fee	$ 570,945
Transfer agent fees	242,879
Distribution fees	428,992
Accounting and security lending fees	42,988
Custodian fees and expenses	78,245
Independent trustees' compensation	225
Registration fees	64,943
Audit	25,921
Legal	2,468
Miscellaneous	425
Total expenses before reductions	1,458,031
Expense reductions	(44,141)	1,413,890
Net investment income (loss)		690,323
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,833,955
Foreign currency transactions	12,471
Total net realized gain (loss)		2,846,426
Change in net unrealized appreciation (depreciation) on: Investment securities	25,937,224
Assets and liabilities in foreign currencies	2,561
Total change in net unrealized appreciation (depreciation)		25,939,785
Net gain (loss)		28,786,211
Net increase (decrease) in net assets resulting from operations		$ 29,476,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 690,323	$ 1,379,135
Net realized gain (loss)	2,846,426	2,245,672
Change in net unrealized appreciation (depreciation)	25,939,785	21,269,289
Net increase (decrease) in net assets resulting from operations	29,476,534	24,894,096
Distributions to shareholders from net investment income	(1,338,713)	(538,516)
Distributions to shareholders from net realized gain	(2,827,380)	(1,061,609)
Total distributions	(4,166,093)	(1,600,125)
Share transactions - net increase (decrease)	22,812,394	63,902,874
Redemption fees	41,198	173,927
Total increase (decrease) in net assets	48,164,033	87,370,772

Net Assets
Beginning of period	133,310,713	45,939,941
End of period (including undistributed net investment income of $381,389 and undistributed net investment income of $1,189,745, respectively)	$ 181,474,746	$ 133,310,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 37.85	$ 27.16	$ 16.72	$ 12.49	$ 8.29	$ 9.62
Income from Investment Operations
Net investment income (loss) E	.24	.58	.42	.24	.12	.09
Net realized and unrealized gain (loss)	7.70	10.94	10.14	4.09	4.17	(1.30)
Total from investment operations	7.94	11.52	10.56	4.33	4.29	(1.21)
Distributions from net investment income	(.46)	(.34)	(.17)	(.11)	(.09)	(.12)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.23)	(.89)	(.17)	(.11)	(.09)	(.12)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 44.57	$ 37.85	$ 27.16	$ 16.72	$ 12.49	$ 8.29
Total Return B,C,D	21.51%	43.54%	63.94%	34.98%	52.29%	(12.87)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.62%	1.93%	3.07%	5.92%	5.99%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	2.02%	2.02%	2.15%
Expenses net of all reductions	1.48% A	1.47%	1.50%	1.98%	2.02%	2.12%
Net investment income (loss)	1.14% A	1.70%	1.88%	1.63%	1.22%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,645	$ 56,662	$ 13,736	$ 1,954	$ 918	$ 428
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 37.56	$ 26.98	$ 16.63	$ 12.44	$ 8.24	$ 9.57
Income from Investment Operations
Net investment income (loss) E	.18	.49	.36	.20	.10	.06
Net realized and unrealized gain (loss)	7.66	10.86	10.09	4.07	4.16	(1.30)
Total from investment operations	7.84	11.35	10.45	4.27	4.26	(1.24)
Distributions from net investment income	(.37)	(.28)	(.15)	(.09)	(.06)	(.09)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.14)	(.83)	(.15)	(.09)	(.06)	(.09)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 44.27	$ 37.56	$ 26.98	$ 16.63	$ 12.44	$ 8.24
Total Return B,C,D	21.38%	43.11%	63.57%	34.59%	52.06%	(13.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.89%	2.26%	3.47%	6.58%	6.65%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.82%	2.27%	2.27%	2.40%
Expenses net of all reductions	1.73% A	1.72%	1.77%	2.23%	2.27%	2.37%
Net investment income (loss)	.89% A	1.45%	1.61%	1.38%	.97%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,052	$ 23,723	$ 9,144	$ 2,585	$ 1,315	$ 836
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.87	$ 26.54	$ 16.40	$ 12.29	$ 8.13	$ 9.44
Income from Investment Operations
Net investment income (loss) E	.08	.31	.24	.13	.05	.01
Net realized and unrealized gain (loss)	7.52	10.68	9.95	4.02	4.12	(1.28)
Total from investment operations	7.60	10.99	10.19	4.15	4.17	(1.27)
Distributions from net investment income	(.22)	(.17)	(.10)	(.05)	(.01)	(.04)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(.99)	(.72)	(.10)	(.05)	(.01)	(.04)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 43.49	$ 36.87	$ 26.54	$ 16.40	$ 12.29	$ 8.13
Total Return B,C,D	21.07%	42.36%	62.73%	33.95%	51.35%	(13.56)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.31% A	2.42%	2.73%	3.67%	6.80%	6.90%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.34%	2.77%	2.77%	2.90%
Expenses net of all reductions	2.23% A	2.22%	2.28%	2.73%	2.77%	2.87%
Net investment income (loss)	.40% A	.95%	1.10%	.88%	.47%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,208	$ 17,402	$ 8,998	$ 3,222	$ 1,513	$ 814
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.74	$ 26.48	$ 16.35	$ 12.25	$ 8.11	$ 9.43
Income from Investment Operations
Net investment income (loss) E	.08	.31	.24	.13	.05	.01
Net realized and unrealized gain (loss)	7.48	10.65	9.94	4.01	4.10	(1.28)
Total from investment operations	7.56	10.96	10.18	4.14	4.15	(1.27)
Distributions from net investment income	(.24)	(.21)	(.10)	(.05)	(.01)	(.05)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.01)	(.76)	(.10)	(.05)	(.01)	(.05)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 43.30	$ 36.74	$ 26.48	$ 16.35	$ 12.25	$ 8.11
Total Return B,C,D	21.02%	42.38%	62.86%	33.98%	51.23%	(13.60)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.27% A	2.34%	2.69%	3.83%	6.85%	6.88%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.32%	2.77%	2.77%	2.90%
Expenses net of all reductions	2.23% A	2.22%	2.26%	2.73%	2.77%	2.87%
Net investment income (loss)	.39% A	.95%	1.12%	.88%	.47%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,314	$ 29,189	$ 9,252	$ 2,167	$ 1,114	$ 686
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 27.64	$ 16.97	$ 12.64	$ 8.35	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.30	.66	.46	.28	.14	.11
Net realized and unrealized gain (loss)	7.85	11.13	10.33	4.15	4.24	(1.30)
Total from investment operations	8.15	11.79	10.79	4.43	4.38	(1.19)
Distributions from net investment income	(.53)	(.38)	(.17)	(.11)	(.09)	(.15)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.30)	(.93)	(.17)	(.11)	(.09)	(.15)
Redemption fees added to paid in capital D	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 45.42	$ 38.56	$ 27.64	$ 16.97	$ 12.64	$ 8.35
Total Return B,C	21.70%	43.79%	64.36%	35.36%	52.99%	(12.65)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.20% A	1.26%	1.59%	2.14%	5.40%	5.49%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.36%	1.77%	1.77%	1.90%
Expenses net of all reductions	1.18% A	1.23%	1.30%	1.73%	1.77%	1.87%
Net investment income (loss)	1.45% A	1.94%	2.08%	1.88%	1.47%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,256	$ 6,335	$ 4,810	$ 3,440	$ 210	$ 285
Portfolio turnover rate F	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 60,413,212
Unrealized depreciation	(697,632)
Net unrealized appreciation (depreciation)	$ 59,715,580
Cost for federal income tax purposes	$ 124,636,387

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,151,009 and $39,343,769, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 86,768	$ 4,289
Class T	.25%	.25%	71,490	724
Class B	.75%	.25%	98,519	74,142
Class C	.75%	.25%	172,215	84,105
			$ 428,992	$ 163,260

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80,350
Class T	9,385
Class B*	19,566
Class C*	11,864
$ 121,165

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 105,677	.30*
Class T	46,415	.33*
Class B	31,768	.32*
Class C	50,072	.29*
Institutional Class	8,947	.22*
	$ 242,879

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $45 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $186 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $3,540.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 13,170
Class T	1.75%	8,364
Class B	2.25%	5,844
Class C	2.25%	4,613
		$ 31,991

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,964 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $394.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total

Semiannual Report

10. Other - continued

payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 709,973	$ 219,332
Class T	240,940	104,207
Class B	107,563	62,797
Class C	191,630	83,084
Institutional Class	88,607	69,096
Total	$ 1,338,713	$ 538,516
From net realized gain
Class A	$ 1,198,858	$ 344,480
Class T	501,417	205,956
Class B	369,748	198,827
Class C	627,893	211,054
Institutional Class	129,464	101,292
Total	$ 2,827,380	$ 1,061,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	611,266	1,595,680	$ 25,148,756	$ 53,840,185
Reinvestment of distributions	43,952	17,187	1,688,203	510,999
Shares redeemed	(365,003)	(621,628)	(14,795,021)	(20,607,296)
Net increase (decrease)	290,215	991,239	$ 12,041,938	$ 33,743,888
Class T
Shares sold	225,248	687,146	$ 9,176,051	$ 23,305,912
Reinvestment of distributions	18,830	10,076	718,933	298,075
Shares redeemed	(151,589)	(404,484)	(6,082,632)	(13,258,659)
Net increase (decrease)	92,489	292,738	$ 3,812,352	$ 10,345,328
Class B
Shares sold	120,210	327,369	$ 4,833,026	$ 10,890,504
Reinvestment of distributions	11,564	8,380	434,710	244,506
Shares redeemed	(116,059)	(202,830)	(4,609,744)	(6,575,665)
Net increase (decrease)	15,715	132,919	$ 657,992	$ 4,559,345
Class C
Shares sold	246,418	719,183	$ 9,906,101	$ 23,864,225
Reinvestment of distributions	19,005	8,714	711,556	253,286
Shares redeemed	(175,186)	(282,654)	(6,923,005)	(9,000,168)
Net increase (decrease)	90,237	445,243	$ 3,694,652	$ 15,117,343
Institutional Class
Shares sold	89,803	146,138	$ 3,790,907	$ 5,053,930
Reinvestment of distributions	3,561	3,624	139,192	109,601
Shares redeemed	(31,848)	(159,490)	(1,324,639)	(5,026,561)
Net increase (decrease)	61,516	(9,728)	$ 2,605,460	$ 136,970

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ALAF-USAN-0607
1.784896.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,215.10	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,213.80	$ 9.61
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,210.70	$ 12.33
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,210.20	$ 12.33
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class
Actual	$ 1,000.00	$ 1,217.00	$ 6.60
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.20%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	11.7	11.5
Companhia Vale do Rio Doce (PN-A) (Brazil, Metals & Mining)	7.0	2.3
Petroleo Brasileiro SA Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.4	6.0
Petroleo Brasileiro SA Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	4.8	4.3
Companhia Vale do Rio Doce sponsored ADR (Brazil, Metals & Mining)	4.7	2.7
	34.6
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	24.0	21.9
Financials	15.1	16.5
Telecommunication Services	15.4	14.2
Energy	11.8	10.4
Consumer Discretionary	8.8	8.7
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	58.1	53.9
Mexico	29.1	34.4
Chile	7.4	6.3
Luxembourg	0.9	0.0
United States of America	0.6	0.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 97.7%	Stocks 97.3%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 0.1%
Inversiones y Representaciones SA sponsored GDR (a)	12,400	$ 259,408
Bahamas (Nassau) - 0.2%
Ultrapetrol (Bahamas) Ltd.	12,600	264,600
Bermuda - 0.5%
Credicorp Ltd. (NY Shares)	3,400	177,412
Dufry South America Ltd. unit	35,277	667,337
TOTAL BERMUDA		844,749
Brazil - 58.0%
AES Tiete SA (PN) (non-vtg.)	21,636,300	742,047
All America Latina Logistica SA unit	122,000	1,438,679
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	27,604	1,517,944
Banco Bradesco SA:
(PN)	130,356	2,773,396
(PN) sponsored ADR	251,200	5,330,464
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	121,590	4,719,738
sponsored ADR (non-vtg.)	89,400	3,449,052
Banco Nossa Caixa SA	39,800	620,311
Brascan Residential Properties SA	84,300	639,540
Brasil Telecom Participacoes SA sponsored ADR (a)	26,040	1,380,901
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	55,800	3,259,836
sponsored ADR	3,260	186,211
Companhia de Saneamento de Minas Gerais	61,300	786,129
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	24,400	1,049,444
Companhia Vale do Rio Doce:
(PN-A)	39,300	1,350,744
(PN-A) sponsored ADR	335,800	11,481,002
sponsored ADR	211,900	8,605,259
Cosan SA Industria E Comercio (a)	13,800	276,244
Diagnosticos da America SA	9,300	201,061
Duratex SA (PN)	111,500	2,483,987
Eletropaulo Metropolitana SA (PN-B)	12,990,000	667,308
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	14,100	661,431
Gafisa SA (a)	59,000	829,688
Gafisa SA ADR (a)	4,800	134,400
GVT Holding SA	79,700	1,006,432
JBS SA	212,000	817,708
Klabin Segall SA	42,100	356,419
Localiza Rent a Car SA	143,100	1,461,094
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Renner SA	80,600	$ 1,110,072
LPS Brasil Consultoria de Imoveis SA	22,300	229,881
Medial Saude SA	86,900	1,238,257
Petroleo Brasileiro SA Petrobras:
(ON)	8,300	211,456
(PN) (non-vtg.)	140,300	3,150,408
(PN) sponsored ADR (non-vtg.)	95,200	8,493,744
sponsored ADR	85,200	8,624,796
Profarma Distribuidora de Produtos Farmaceuticos SA	23,000	345,814
Sao Carlos Empreen E Part SA	21,200	167,708
Submarino SA	62,300	2,255,742
TAM SA:
(PN) (ltd.-vtg.)	55,100	1,428,398
(PN) sponsored ADR (ltd. vtg.)	25,000	643,250
Terna Participacoes SA unit	56,000	715,409
TIM Participacoes SA	83,300,000	299,196
TIM Participacoes SA sponsored ADR (non-vtg.)	16,100	580,566
Totvs SA	49,200	1,426,297
Tractebel Energia SA	84,000	736,733
Uniao de Bancos Brasileiros SA (Unibanco):
unit	16,600	161,905
GDR	77,500	7,522,150
Usinas Siderurgicas de Minas Gerais SA	12,000	666,274
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	64,800	3,024,764
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,980	79,788
sponsored ADR (non-vtg.)	194,750	3,891,105
TOTAL BRAZIL		105,230,182
Chile - 7.4%
Capital SA	174,333	3,217,640
Empresa Nacional de Electricidad SA sponsored ADR	34,600	1,679,138
Enersis SA sponsored ADR	69,425	1,314,910
Inversiones Aguas Metropolitanas SA ADR (e)	71,300	1,763,676
Lan Airlines SA sponsored ADR	63,300	4,630,395
Masisa SA	1,901,503	470,356
Vina Concha y Toro SA sponsored ADR	9,385	344,336
TOTAL CHILE		13,420,451
Common Stocks - continued
	Shares	Value
Luxembourg - 0.9%
Tenaris SA sponsored ADR	19,300	$ 894,748
Ternium SA sponsored ADR (a)	28,700	772,030
TOTAL LUXEMBOURG		1,666,778
Mexico - 29.1%
Alsea SAB de CV	551,300	941,292
America Movil SA de CV Series L sponsored ADR	403,300	21,185,346
Axtel SAB de CV unit (a)	251,613	1,183,137
Banco Compartamos SA de CV	231,100	1,166,230
Cemex SA de CV sponsored ADR	160,534	5,217,355
Corporacion Geo SA de CV Series B (a)	385,300	2,111,141
Fomento Economico Mexicano SA de CV sponsored ADR	47,121	5,074,460
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	22,900	1,035,538
Grupo Televisa SA de CV	65,900	370,046
Grupo Televisa SA de CV (CPO) sponsored ADR	199,856	5,605,961
Industrias Penoles SA de CV	103,300	1,274,332
Telefonos de Mexico SA de CV Series L sponsored ADR	56,902	1,942,634
Urbi, Desarrollos Urbanos, SA de CV (a)	430,200	1,797,426
Wal-Mart de Mexico SA de CV Series V	995,669	3,904,567
TOTAL MEXICO		52,809,465
Panama - 0.4%
Copa Holdings SA Class A	12,700	773,176
United Kingdom - 0.4%
COSAN SA Industria e Comercio warrants (Deutsche Bank Warrant Program) 7/25/07 (a)(e)	9,982	199,817
SABMiller PLC	22,400	532,973
TOTAL UNITED KINGDOM		732,790
United States of America - 0.6%
Southern Copper Corp. (d)	13,700	1,100,110
TOTAL COMMON STOCKS (Cost $116,709,289)		177,101,709
Nonconvertible Preferred Stocks - 0.1%

Brazil - 0.1%
Brasil Telecom Participacoes SA (PN) (a) (Cost $175,346)	17,000,000	181,093
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	6,217,465	$ 6,217,465
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	851,700	851,700
TOTAL MONEY MARKET FUNDS (Cost $7,069,165)		7,069,165
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $123,953,800)		184,351,967
NET OTHER ASSETS - (1.6)%		(2,877,221)
NET ASSETS - 100%		$ 181,474,746
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,963,493 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 125,410
Fidelity Securities Lending Cash Central Fund	3,540
Total	$ 128,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $819,060) - See accompanying schedule: Unaffiliated issuers (cost $116,884,635)	$ 177,282,802
Fidelity Central Funds (cost $7,069,165)	7,069,165
Total Investments (cost $123,953,800)		$ 184,351,967
Cash		311,087
Receivable for investments sold		41,796
Receivable for fund shares sold		737,164
Dividends receivable		718,906
Distributions receivable from Fidelity Central Funds		25,133
Prepaid expenses		348
Other receivables		9,417
Total assets		186,195,818

Liabilities
Payable for investments purchased	$ 2,960,565
Payable for fund shares redeemed	611,201
Accrued management fee	117,114
Distribution fees payable	78,853
Other affiliated payables	47,133
Other payables and accrued expenses	54,506
Collateral on securities loaned, at value	851,700
Total liabilities		4,721,072

Net Assets		$ 181,474,746
Net Assets consist of:
Paid in capital		$ 118,975,747
Undistributed net investment income		381,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,715,463
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,402,147
Net Assets		$ 181,474,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,645,054 ÷ 1,787,122 shares)	$ 44.57

Maximum offering price per share (100/94.25 of $44.57)	$ 47.29
Class T: Net Asset Value and redemption price per share ($32,051,723 ÷ 724,082 shares)	$ 44.27

Maximum offering price per share (100/96.50 of $44.27)	$ 45.88
Class B: Net Asset Value and offering price per share ($21,207,994 ÷ 487,679 shares)A	$ 43.49

Class C: Net Asset Value and offering price per share ($38,314,350 ÷ 884,817 shares)A	$ 43.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,255,625 ÷ 225,792 shares)	$ 45.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 2,220,966
Interest		86
Income from Fidelity Central Funds		128,950
		2,350,002
Less foreign taxes withheld		(245,789)
Total income		2,104,213

Expenses
Management fee	$ 570,945
Transfer agent fees	242,879
Distribution fees	428,992
Accounting and security lending fees	42,988
Custodian fees and expenses	78,245
Independent trustees' compensation	225
Registration fees	64,943
Audit	25,921
Legal	2,468
Miscellaneous	425
Total expenses before reductions	1,458,031
Expense reductions	(44,141)	1,413,890
Net investment income (loss)		690,323
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,833,955
Foreign currency transactions	12,471
Total net realized gain (loss)		2,846,426
Change in net unrealized appreciation (depreciation) on: Investment securities	25,937,224
Assets and liabilities in foreign currencies	2,561
Total change in net unrealized appreciation (depreciation)		25,939,785
Net gain (loss)		28,786,211
Net increase (decrease) in net assets resulting from operations		$ 29,476,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 690,323	$ 1,379,135
Net realized gain (loss)	2,846,426	2,245,672
Change in net unrealized appreciation (depreciation)	25,939,785	21,269,289
Net increase (decrease) in net assets resulting from operations	29,476,534	24,894,096
Distributions to shareholders from net investment income	(1,338,713)	(538,516)
Distributions to shareholders from net realized gain	(2,827,380)	(1,061,609)
Total distributions	(4,166,093)	(1,600,125)
Share transactions - net increase (decrease)	22,812,394	63,902,874
Redemption fees	41,198	173,927
Total increase (decrease) in net assets	48,164,033	87,370,772

Net Assets
Beginning of period	133,310,713	45,939,941
End of period (including undistributed net investment income of $381,389 and undistributed net investment income of $1,189,745, respectively)	$ 181,474,746	$ 133,310,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 37.85	$ 27.16	$ 16.72	$ 12.49	$ 8.29	$ 9.62
Income from Investment Operations
Net investment income (loss) E	.24	.58	.42	.24	.12	.09
Net realized and unrealized gain (loss)	7.70	10.94	10.14	4.09	4.17	(1.30)
Total from investment operations	7.94	11.52	10.56	4.33	4.29	(1.21)
Distributions from net investment income	(.46)	(.34)	(.17)	(.11)	(.09)	(.12)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.23)	(.89)	(.17)	(.11)	(.09)	(.12)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 44.57	$ 37.85	$ 27.16	$ 16.72	$ 12.49	$ 8.29
Total Return B,C,D	21.51%	43.54%	63.94%	34.98%	52.29%	(12.87)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.62%	1.93%	3.07%	5.92%	5.99%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	2.02%	2.02%	2.15%
Expenses net of all reductions	1.48% A	1.47%	1.50%	1.98%	2.02%	2.12%
Net investment income (loss)	1.14% A	1.70%	1.88%	1.63%	1.22%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,645	$ 56,662	$ 13,736	$ 1,954	$ 918	$ 428
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 37.56	$ 26.98	$ 16.63	$ 12.44	$ 8.24	$ 9.57
Income from Investment Operations
Net investment income (loss) E	.18	.49	.36	.20	.10	.06
Net realized and unrealized gain (loss)	7.66	10.86	10.09	4.07	4.16	(1.30)
Total from investment operations	7.84	11.35	10.45	4.27	4.26	(1.24)
Distributions from net investment income	(.37)	(.28)	(.15)	(.09)	(.06)	(.09)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.14)	(.83)	(.15)	(.09)	(.06)	(.09)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 44.27	$ 37.56	$ 26.98	$ 16.63	$ 12.44	$ 8.24
Total Return B,C,D	21.38%	43.11%	63.57%	34.59%	52.06%	(13.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.89%	2.26%	3.47%	6.58%	6.65%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.82%	2.27%	2.27%	2.40%
Expenses net of all reductions	1.73% A	1.72%	1.77%	2.23%	2.27%	2.37%
Net investment income (loss)	.89% A	1.45%	1.61%	1.38%	.97%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,052	$ 23,723	$ 9,144	$ 2,585	$ 1,315	$ 836
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.87	$ 26.54	$ 16.40	$ 12.29	$ 8.13	$ 9.44
Income from Investment Operations
Net investment income (loss) E	.08	.31	.24	.13	.05	.01
Net realized and unrealized gain (loss)	7.52	10.68	9.95	4.02	4.12	(1.28)
Total from investment operations	7.60	10.99	10.19	4.15	4.17	(1.27)
Distributions from net investment income	(.22)	(.17)	(.10)	(.05)	(.01)	(.04)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(.99)	(.72)	(.10)	(.05)	(.01)	(.04)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 43.49	$ 36.87	$ 26.54	$ 16.40	$ 12.29	$ 8.13
Total Return B,C,D	21.07%	42.36%	62.73%	33.95%	51.35%	(13.56)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.31% A	2.42%	2.73%	3.67%	6.80%	6.90%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.34%	2.77%	2.77%	2.90%
Expenses net of all reductions	2.23% A	2.22%	2.28%	2.73%	2.77%	2.87%
Net investment income (loss)	.40% A	.95%	1.10%	.88%	.47%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,208	$ 17,402	$ 8,998	$ 3,222	$ 1,513	$ 814
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.74	$ 26.48	$ 16.35	$ 12.25	$ 8.11	$ 9.43
Income from Investment Operations
Net investment income (loss) E	.08	.31	.24	.13	.05	.01
Net realized and unrealized gain (loss)	7.48	10.65	9.94	4.01	4.10	(1.28)
Total from investment operations	7.56	10.96	10.18	4.14	4.15	(1.27)
Distributions from net investment income	(.24)	(.21)	(.10)	(.05)	(.01)	(.05)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.01)	(.76)	(.10)	(.05)	(.01)	(.05)
Redemption fees added to paid in capital E	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 43.30	$ 36.74	$ 26.48	$ 16.35	$ 12.25	$ 8.11
Total Return B,C,D	21.02%	42.38%	62.86%	33.98%	51.23%	(13.60)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.27% A	2.34%	2.69%	3.83%	6.85%	6.88%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.32%	2.77%	2.77%	2.90%
Expenses net of all reductions	2.23% A	2.22%	2.26%	2.73%	2.77%	2.87%
Net investment income (loss)	.39% A	.95%	1.12%	.88%	.47%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,314	$ 29,189	$ 9,252	$ 2,167	$ 1,114	$ 686
Portfolio turnover rate G	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 27.64	$ 16.97	$ 12.64	$ 8.35	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.30	.66	.46	.28	.14	.11
Net realized and unrealized gain (loss)	7.85	11.13	10.33	4.15	4.24	(1.30)
Total from investment operations	8.15	11.79	10.79	4.43	4.38	(1.19)
Distributions from net investment income	(.53)	(.38)	(.17)	(.11)	(.09)	(.15)
Distributions from net realized gain	(.77)	(.55)	-	-	-	-
Total distributions	(1.30)	(.93)	(.17)	(.11)	(.09)	(.15)
Redemption fees added to paid in capital D	.01	.06	.05	.01	-	-
Net asset value, end of period	$ 45.42	$ 38.56	$ 27.64	$ 16.97	$ 12.64	$ 8.35
Total Return B,C	21.70%	43.79%	64.36%	35.36%	52.99%	(12.65)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.20% A	1.26%	1.59%	2.14%	5.40%	5.49%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.36%	1.77%	1.77%	1.90%
Expenses net of all reductions	1.18% A	1.23%	1.30%	1.73%	1.77%	1.87%
Net investment income (loss)	1.45% A	1.94%	2.08%	1.88%	1.47%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,256	$ 6,335	$ 4,810	$ 3,440	$ 210	$ 285
Portfolio turnover rate F	51% A	50%	42%	71%	67%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 60,413,212
Unrealized depreciation	(697,632)
Net unrealized appreciation (depreciation)	$ 59,715,580
Cost for federal income tax purposes	$ 124,636,387

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,151,009 and $39,343,769, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 86,768	$ 4,289
Class T	.25%	.25%	71,490	724
Class B	.75%	.25%	98,519	74,142
Class C	.75%	.25%	172,215	84,105
			$ 428,992	$ 163,260

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80,350
Class T	9,385
Class B*	19,566
Class C*	11,864
$ 121,165

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 105,677	.30*
Class T	46,415	.33*
Class B	31,768	.32*
Class C	50,072	.29*
Institutional Class	8,947	.22*
	$ 242,879

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $45 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $186 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $3,540.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 13,170
Class T	1.75%	8,364
Class B	2.25%	5,844
Class C	2.25%	4,613
		$ 31,991

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,964 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $394.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total

Semiannual Report

10. Other - continued

payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 709,973	$ 219,332
Class T	240,940	104,207
Class B	107,563	62,797
Class C	191,630	83,084
Institutional Class	88,607	69,096
Total	$ 1,338,713	$ 538,516
From net realized gain
Class A	$ 1,198,858	$ 344,480
Class T	501,417	205,956
Class B	369,748	198,827
Class C	627,893	211,054
Institutional Class	129,464	101,292
Total	$ 2,827,380	$ 1,061,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	611,266	1,595,680	$ 25,148,756	$ 53,840,185
Reinvestment of distributions	43,952	17,187	1,688,203	510,999
Shares redeemed	(365,003)	(621,628)	(14,795,021)	(20,607,296)
Net increase (decrease)	290,215	991,239	$ 12,041,938	$ 33,743,888
Class T
Shares sold	225,248	687,146	$ 9,176,051	$ 23,305,912
Reinvestment of distributions	18,830	10,076	718,933	298,075
Shares redeemed	(151,589)	(404,484)	(6,082,632)	(13,258,659)
Net increase (decrease)	92,489	292,738	$ 3,812,352	$ 10,345,328
Class B
Shares sold	120,210	327,369	$ 4,833,026	$ 10,890,504
Reinvestment of distributions	11,564	8,380	434,710	244,506
Shares redeemed	(116,059)	(202,830)	(4,609,744)	(6,575,665)
Net increase (decrease)	15,715	132,919	$ 657,992	$ 4,559,345
Class C
Shares sold	246,418	719,183	$ 9,906,101	$ 23,864,225
Reinvestment of distributions	19,005	8,714	711,556	253,286
Shares redeemed	(175,186)	(282,654)	(6,923,005)	(9,000,168)
Net increase (decrease)	90,237	445,243	$ 3,694,652	$ 15,117,343
Institutional Class
Shares sold	89,803	146,138	$ 3,790,907	$ 5,053,930
Reinvestment of distributions	3,561	3,624	139,192	109,601
Shares redeemed	(31,848)	(159,490)	(1,324,639)	(5,026,561)
Net increase (decrease)	61,516	(9,728)	$ 2,605,460	$ 136,970

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ALAFI-USAN-0607
1.784897.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,170.50	$ 6.19
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76
Class T
Actual	$ 1,000.00	$ 1,169.90	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.56
Class B
Actual	$ 1,000.00	$ 1,165.90	$ 10.36
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 9.64
Class C
Actual	$ 1,000.00	$ 1,166.50	$ 10.15
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.44
Institutional Class
Actual	$ 1,000.00	$ 1,172.70	$ 4.42
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.31%
Class B	1.93%
Class C	1.89%
Institutional Class	.82%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.7
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.4	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.4
Alstom SA (France, Electrical Equipment)	1.4	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.4
	7.2
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	29.6
Consumer Discretionary	13.3	14.8
Industrials	12.7	7.2
Consumer Staples	9.0	9.0
Energy	7.3	8.3
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	20.9	23.1
Japan	15.7	17.4
Germany	11.9	10.0
France	11.9	11.9
Switzerland	7.1	8.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 98.6%	Stocks 94.3%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 5.7%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR	225,800	$ 5,478
Australia - 6.4%
AMP Ltd.	332,700	2,970
Aristocrat Leisure Ltd.	389,500	5,369
Australian Wealth Management Ltd.	890,800	1,812
Babcock & Brown Japan Property Trust	1,065,300	1,725
BHP Billiton Ltd.	321,400	7,849
Commonwealth Bank of Australia	162,800	7,133
Computershare Ltd.	691,500	6,001
CSL Ltd.	204,500	14,823
Energy Resources of Australia Ltd.	87,300	1,828
Gunns Ltd.	548,400	1,571
JB Hi-Fi Ltd.	265,500	1,834
Macquarie Bank Ltd.	64,200	4,638
McGuigan Simeon Wines Ltd.	614,691	1,276
National Australia Bank Ltd.	458,600	16,308
Rio Tinto Ltd.	30,300	2,085
Seek Ltd.	291,100	1,786
Silex Systems Ltd. (a)	195,200	1,911
Westfield Group unit	250,700	4,372
WorleyParsons Ltd.	88,222	2,015
TOTAL AUSTRALIA		87,306
Austria - 0.4%
OMV AG	61,700	3,940
Palfinger AG	7,400	1,412
TOTAL AUSTRIA		5,352
Belgium - 0.5%
InBev SA (d)	76,100	5,961
KBC Groupe SA (d)	10,100	1,343
TOTAL BELGIUM		7,304
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	75,600	2,267
Clear Media Ltd. (a)	92,000	97
TOTAL BERMUDA		2,364
Brazil - 0.2%
Vivo Participacoes SA (PN) sponsored ADR (d)	723,700	3,300
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	103,200	952
Common Stocks - continued
	Shares	Value (000s)
Canada - 0.7%
Cameco Corp.	190,700	$ 8,883
China - 0.2%
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	630,000	3,370
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	135,600	6,628
Denmark - 1.5%
Novo Nordisk AS Series B	55,700	5,478
Novozymes AS Series B	55,800	5,887
Vestas Wind Systems AS (a)	140,200	9,219
TOTAL DENMARK		20,584
Finland - 1.1%
Fortum Oyj	81,000	2,526
Neste Oil Oyj	107,000	3,828
Nokia Corp.	272,450	6,879
UPM-Kymmene Corp. sponsored ADR	92,800	2,289
TOTAL FINLAND		15,522
France - 11.9%
Aeroports de Paris	29,600	2,957
Air France KLM (Reg.)	71,300	3,656
Alstom SA (a)	123,000	18,463
AXA SA	144,873	6,673
BNP Paribas SA	67,281	7,864
Cap Gemini SA (d)	123,500	9,411
Carrefour SA	71,900	5,556
CNP Assurances (d)	37,200	4,769
Electricite de France	72,000	6,298
Gaz de France	52,700	2,488
Groupe Danone (d)	47,300	7,820
L'Air Liquide SA	28,740	7,171
L'Oreal SA (d)	68,434	8,229
Michelin SA (Compagnie Generale des Etablissements) Series B (d)	33,300	4,263
Neopost SA	23,800	3,469
Pinault Printemps-Redoute SA	31,300	5,465
Remy Cointreau SA	44,200	3,242
Societe Generale Series A	23,370	4,991
Sodexho Alliance SA	44,600	3,561
Suez SA (France)	49,100	2,813
Total SA:
Series B	101,488	7,479
Common Stocks - continued
	Shares	Value (000s)
France - continued
Total SA: - continued
sponsored ADR	18,400	$ 1,356
Veolia Environnement (d)	176,600	14,676
Vinci SA	69,000	11,162
Vivendi Universal SA (d)	166,500	6,903
TOTAL FRANCE		160,735
Germany - 11.6%
Aareal Bank AG	63,730	3,387
Allianz AG (Reg.)	46,900	10,669
BASF AG (d)	12,900	1,533
Bayer AG	110,700	7,570
Bayerische Motoren Werke AG (BMW)	45,700	2,826
Beiersdorf AG (d)	114,700	8,303
Commerzbank AG	165,900	8,320
DaimlerChrysler AG	52,400	4,219
DaimlerChrysler AG (Reg.)	59,300	4,774
Deutsche Postbank AG	39,300	3,856
Deutz AG (a)	220,700	3,539
E.ON AG (d)	114,879	17,277
ESCADA AG (a)	84,088	4,171
GFK AG	62,893	2,901
Hochtief AG	14,000	1,481
Hugo Boss AG	90,300	6,038
IVG Immobilien AG	25,700	1,165
Lanxess AG	91,100	5,000
Metro AG	71,100	5,504
MLP AG (d)	376,600	9,420
MPC Muenchmeyer Petersen Capital AG (d)	22,800	1,975
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	19,100	3,417
Q-Cells AG	34,000	2,473
SAP AG sponsored ADR (d)	34,300	1,646
SGL Carbon AG (a)	241,400	9,477
Siemens AG sponsored ADR (d)	161,700	19,561
Wincor Nixdorf AG	74,000	7,289
TOTAL GERMANY		157,791
Greece - 0.3%
Alpha Bank AE	143,900	4,418
Hong Kong - 0.5%
China Overseas Land & Investment Ltd.	1,584,000	1,938
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
China Unicom Ltd.	1,960,000	$ 2,840
Dynasty Fine Wines Group Ltd.	3,398,000	1,394
TOTAL HONG KONG		6,172
India - 0.2%
IVRCL Infrastructures & Projects Ltd.	130,000	1,016
Power Finance Corp. Ltd.	4,320	13
Suzlon Energy Ltd.	70,000	2,025
TOTAL INDIA		3,054
Ireland - 0.8%
Allied Irish Banks PLC	219,100	6,649
Irish Life & Permanent PLC	151,800	4,039
TOTAL IRELAND		10,688
Israel - 0.1%
Mizrahi Tefahot Bank Ltd.	238,100	1,775
Italy - 3.8%
Alleanza Assicurazioni Spa	300,700	4,242
Assicurazioni Generali Spa	132,500	6,135
Azimut Holdings Spa	211,200	3,417
ENI Spa	300,991	9,969
Intesa Sanpaolo Spa	574,600	4,846
Lottomatica Spa	56,000	2,309
MARR Spa	122,400	1,385
Unicredito Italiano Spa	1,296,600	13,412
Unione di Banche Italiane Scpa	181,200	5,514
TOTAL ITALY		51,229
Japan - 15.7%
Aeon Fantasy Co. Ltd.	20	1
Canon, Inc.	207,100	11,639
Chugai Pharmaceutical Co. Ltd.	132,700	3,384
Daiwa Securities Group, Inc.	367,700	4,096
Japan Tobacco, Inc.	812	3,967
KDDI Corp.	478	3,757
Kinden Corp.	218,000	2,061
Leopalace21 Corp.	42,500	1,394
Millea Holdings, Inc.	127,720	4,733
Mitsubishi Estate Co. Ltd.	339,000	10,512
Mitsubishi UFJ Financial Group, Inc.	438	4,577
Mitsui & Co. Ltd.	145,000	2,608
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui Fudosan Co. Ltd.	183,000	$ 5,342
Mizuho Financial Group, Inc.	1,920	11,555
Murata Manufacturing Co. Ltd.	60,300	4,444
Nafco Co. Ltd.	61,100	1,583
Namco Bandai Holdings, Inc.	128,500	2,088
NGK Insulators Ltd.	88,000	1,921
Nidec Corp.	56,900	3,590
Nintendo Co. Ltd.	53,400	16,683
Nippon Steel Corp.	494,000	3,187
Nomura Holdings, Inc.	359,400	6,922
NSK Ltd.	570,000	5,517
NTT DoCoMo, Inc.	4,881	8,303
Organo Corp.	116,000	1,680
ORIX Corp.	26,340	7,024
Point, Inc.	45,360	3,017
SHIMIZU Corp.	293,000	1,817
Sompo Japan Insurance, Inc.	198,700	2,427
Sony Corp. sponsored ADR	70,700	3,765
Stanley Electric Co. Ltd.	129,100	2,565
Sumco Corp.	78,400	3,407
Sumitomo Forestry Co. Ltd.	216,000	2,234
Sumitomo Metal Industries Ltd.	688,000	3,494
Sumitomo Mitsui Financial Group, Inc.	230	2,010
Sumitomo Trust & Banking Co. Ltd.	582,400	5,688
T&D Holdings, Inc.	141,600	8,969
Tokuyama Corp.	206,000	3,089
Tokyo Electric Power Co.	184,800	6,143
Toyota Motor Corp.	383,100	23,262
USS Co. Ltd.	48,180	3,040
Yahoo! Japan Corp.	5,944	2,055
Yamaguchi Financial Group, Inc. (a)	139,000	1,745
Yamaha Motor Co. Ltd.	59,600	1,575
TOTAL JAPAN		212,870
Korea (South) - 0.2%
Samsung Fire & Marine Insurance Co. Ltd.	14,080	2,496
Luxembourg - 0.3%
SES SA FDR unit	213,304	4,191
Malaysia - 0.4%
Gamuda BHD	2,154,300	4,942
Netherlands - 3.5%
ABN-AMRO Holding NV	207,100	10,034
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ABN-AMRO Holding NV sponsored ADR	35,000	$ 1,696
Arcelor Mittal	26,600	1,421
Arcelor Mittal Class A	77,500	4,196
Heineken NV (Bearer)	74,500	3,956
ING Groep NV (Certificaten Van Aandelen)	83,246	3,797
Koninklijke Numico NV (d)	95,800	5,302
Koninklijke Philips Electronics NV (NY Shares)	239,300	9,821
SBM Offshore NV	192,900	6,965
TOTAL NETHERLANDS		47,188
Norway - 1.4%
Acta Holding ASA	553,400	3,265
Aker Kvaerner ASA	274,950	6,551
DnB Nor ASA	103,300	1,485
Schibsted ASA (B Shares) (d)	93,900	4,309
Statoil ASA	98,400	2,791
TOTAL NORWAY		18,401
Oman - 0.1%
BankMuscat SAOG sponsored GDR	113,960	1,413
South Africa - 0.8%
African Bank Investments Ltd.	430,000	2,079
Growthpoint Properties Ltd.	1,360,400	3,071
Impala Platinum Holdings Ltd.	74,900	2,446
JSE Ltd.	303,700	3,105
TOTAL SOUTH AFRICA		10,701
Spain - 2.5%
Altadis SA (Spain)	123,000	8,099
Banco Bilbao Vizcaya Argentaria SA	264,800	6,339
Banco Santander Central Hispano SA sponsored ADR	450,200	7,964
Gestevision Telecinco SA	1,700	52
Telefonica SA	528,948	11,928
TOTAL SPAIN		34,382
Sweden - 2.8%
Hennes & Mauritz AB (H&M) (B Shares) (d)	95,700	6,378
Modern Times Group AB (MTG) (B Shares)	59,350	3,495
Scania AB (B Shares)	101,300	9,752
Skandinaviska Enskilda Banken AB (A Shares)	133,000	4,923
Svenska Cellulosa AB (SCA) (B Shares)	64,400	3,340
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Swedbank AB (A Shares) (d)	159,100	$ 6,198
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	87,600	3,344
TOTAL SWEDEN		37,430
Switzerland - 7.1%
ABB Ltd.:
(Reg.)	838,180	17,002
sponsored ADR	374,500	7,475
Compagnie Financiere Richemont unit	108,914	6,614
Credit Suisse Group (Reg.)	41,978	3,295
EFG International	65,970	2,977
Nestle SA (Reg.)	28,324	11,256
Nobel Biocare Holding AG (Switzerland)	20,488	7,421
Novartis AG (Reg.)	58,738	3,412
Phonak Holding AG	23,111	2,057
Roche Holding AG (participation certificate)	95,220	17,949
Schindler Holding AG (Reg.)	40,844	2,661
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	5,823	7,439
UBS AG (Reg.)	110,130	7,147
TOTAL SWITZERLAND		96,705
Taiwan - 0.1%
Shin Kong Financial Holding Co. Ltd.	1,835,000	1,707
United Kingdom - 20.9%
Aegis Group PLC	1,016,600	2,851
Anglo American PLC:
ADR	58,000	1,531
(United Kingdom)	124,900	6,665
AstraZeneca PLC (United Kingdom)	123,700	6,718
Autonomy Corp. PLC (a)	138,500	2,092
BAE Systems PLC	853,500	7,799
Barclays PLC	295,600	4,289
Benfield Group PLC	372,100	2,358
BG Group PLC	600,500	8,711
BHP Billiton PLC	278,202	6,280
BlueBay Asset Management	161,200	1,483
BP PLC	1,607,708	18,038
BP PLC sponsored ADR	19,700	1,326
British Land Co. PLC	148,800	4,382
BT Group PLC	103,000	648
BT Group PLC sponsored ADR	40,300	2,537
Burberry Group PLC	251,500	3,495
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Cadbury Schweppes PLC sponsored ADR	77,400	$ 4,106
Clipper Windpower PLC (a)	131,800	2,312
Diageo PLC	470,900	9,936
GlaxoSmithKline PLC	512,500	14,806
Gyrus Group PLC (a)	513,100	4,871
HBOS plc	190,500	4,125
HSBC Holdings PLC:
(Hong Kong) (Reg.)	185,200	3,421
(United Kingdom) (Reg.)	238,767	4,411
sponsored ADR	58,900	5,440
Imperial Tobacco Group PLC sponsored ADR	4,300	376
Informa PLC	217,500	2,583
Intermediate Capital Group PLC	40,500	1,525
International Power PLC	865,000	7,614
Intertek Group PLC	71,600	1,338
Investec PLC	274,600	3,923
Jardine Lloyd Thompson Group PLC	687,500	6,017
M&C Saatchi	591,000	1,985
Man Group plc	1,143,982	12,923
Marks & Spencer Group PLC	454,900	6,749
Mothercare PLC	343,093	2,977
Premier Research Group plc	251,300	1,036
Prudential PLC	633,600	9,489
Reed Elsevier PLC	973,100	12,413
Reuters Group PLC	768,100	7,333
Rio Tinto PLC (Reg.)	52,918	3,228
Royal Bank of Scotland Group PLC	184,800	7,131
Royal Dutch Shell PLC:
Class A sponsored ADR	120,000	8,322
Class A (United Kingdom)	161,100	5,637
Class B	65,800	2,326
Speymill Group plc (a)	225,600	495
SSL International PLC	131,700	1,147
Taylor Nelson Sofres PLC	1,416,500	6,918
Tesco PLC	1,778,500	16,393
Vodafone Group PLC	5,811,269	16,696
Xstrata PLC	50,266	2,654
TOTAL UNITED KINGDOM		283,859
United States of America - 1.1%
Estee Lauder Companies, Inc. Class A	132,400	6,808
Fluor Corp.	20,900	1,998
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Fuel Tech, Inc. (a)	61,500	$ 1,546
Granite Construction, Inc.	45,400	2,735
Hypercom Corp. (a)	258,800	1,504
TOTAL UNITED STATES OF AMERICA		14,591
TOTAL COMMON STOCKS (Cost $1,035,394)		1,333,781
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche AG (Cost $2,858)	2,549	4,291
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 5.29% (b)	16,072,053	16,072
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	116,393,580	116,394
TOTAL MONEY MARKET FUNDS (Cost $132,466)		132,466
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $1,170,718)		1,470,538
NET OTHER ASSETS - (8.4)%		(114,166)
NET ASSETS - 100%		$ 1,356,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 948
Fidelity Securities Lending Cash Central Fund	385
Total	$ 1,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,282) - See accompanying schedule: Unaffiliated issuers (cost $1,038,252)	$ 1,338,072
Fidelity Central Funds (cost $132,466)	132,466
Total Investments (cost $1,170,718)		$ 1,470,538
Cash		199
Foreign currency held at value (cost $541)		541
Receivable for investments sold		3,422
Receivable for fund shares sold		1,567
Dividends receivable		4,612
Distributions receivable from Fidelity Central Funds		132
Prepaid expenses		3
Other receivables		477
Total assets		1,481,491

Liabilities
Payable for investments purchased	$ 5,407
Payable for fund shares redeemed	1,948
Accrued management fee	581
Distribution fees payable	365
Other affiliated payables	294
Other payables and accrued expenses	130
Collateral on securities loaned, at value	116,394
Total liabilities		125,119

Net Assets		$ 1,356,372
Net Assets consist of:
Paid in capital		$ 1,002,904
Undistributed net investment income		6,137
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,483
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		299,848
Net Assets		$ 1,356,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($130,770 ÷ 5,469 shares)	$ 23.91

Maximum offering price per share (100/94.25 of $23.91)	$ 25.37
Class T: Net Asset Value and redemption price per share ($670,857 ÷ 27,519 shares)	$ 24.38

Maximum offering price per share (100/96.50 of $24.38)	$ 25.26
Class B: Net Asset Value and offering price per share ($31,062 ÷ 1,347.3 shares)A	$ 23.05

Class C: Net Asset Value and offering price per share ($44,345 ÷ 1,892 shares)A	$ 23.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($479,338 ÷ 19,712 shares)	$ 24.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 13,605
Interest		23
Income from Fidelity Central Funds		1,333
		14,961
Less foreign taxes withheld		(1,162)
Total income		13,799

Expenses
Management fee Basic fee	$ 4,382
Performance adjustment	(1,283)
Transfer agent fees	1,446
Distribution fees	2,109
Accounting and security lending fees	289
Custodian fees and expenses	161
Independent trustees' compensation	2
Registration fees	56
Audit	43
Legal	18
Miscellaneous	5
Total expenses before reductions	7,228
Expense reductions	(318)	6,910
Net investment income (loss)		6,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $141)	53,478
Foreign currency transactions	110
Total net realized gain (loss)		53,588
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $234)	134,942
Assets and liabilities in foreign currencies	32
Total change in net unrealized appreciation (depreciation)		134,974
Net gain (loss)		188,562
Net increase (decrease) in net assets resulting from operations		$ 195,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,889	$ 14,401
Net realized gain (loss)	53,588	69,279
Change in net unrealized appreciation (depreciation)	134,974	140,902
Net increase (decrease) in net assets resulting from operations	195,451	224,582
Distributions to shareholders from net investment income	(11,581)	(8,558)
Distributions to shareholders from net realized gain	(55,423)	(17,171)
Total distributions	(67,004)	(25,729)
Share transactions - net increase (decrease)	81,533	(138,085)
Redemption fees	33	72
Total increase (decrease) in net assets	210,013	60,840

Net Assets
Beginning of period	1,146,359	1,085,519
End of period (including undistributed net investment income of $6,137 and undistributed net investment income of $13,279, respectively)	$ 1,356,372	$ 1,146,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.67	$ 18.36	$ 15.86	$ 14.41	$ 11.01	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.13	.27	.13	.04 H	.05	.01
Net realized and unrealized gain (loss)	3.40	3.53	2.47	1.54	3.35	(1.90)
Total from investment operations	3.53	3.80	2.60	1.58	3.40	(1.89)
Distributions from net investment income	(.23)	(.19)	(.04)	(.13)	-	-
Distributions from net realized gain	(1.06)	(.30)	(.06)	-	-	-
Total distributions	(1.29)	(.49)	(.10)	(.13)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 23.91	$ 21.67	$ 18.36	$ 15.86	$ 14.41	$ 11.01
Total Return B, C, D	17.05%	21.12%	16.44%	11.03%	30.88%	(14.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.24%	1.24%	1.36%	1.34%	1.56%
Expenses net of fee waivers, if any	1.15% A	1.24%	1.24%	1.36%	1.34%	1.56%
Expenses net of all reductions	1.09% A	1.17%	1.15%	1.32%	1.30%	1.52%
Net investment income (loss)	1.15% A	1.31%	.76%	.24% H	.43%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 113	$ 133	$ 115	$ 68	$ 44
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 18.64	$ 16.09	$ 14.61	$ 11.18	$ 13.11
Income from Investment Operations
Net investment income (loss) E	.11	.24	.11	.02 H	.04	(.01)
Net realized and unrealized gain (loss)	3.47	3.59	2.51	1.56	3.39	(1.92)
Total from investment operations	3.58	3.83	2.62	1.58	3.43	(1.93)
Distributions from net investment income	(.19)	(.12)	(.01)	(.10)	-	-
Distributions from net realized gain	(1.06)	(.30)	(.06)	-	-	-
Total distributions	(1.25)	(.42)	(.07)	(.10)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 24.38	$ 22.05	$ 18.64	$ 16.09	$ 14.61	$ 11.18
Total Return B, C, D	16.99%	20.92%	16.31%	10.86%	30.68%	(14.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.39%	1.36%	1.48%	1.46%	1.68%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.36%	1.48%	1.46%	1.68%
Expenses net of all reductions	1.26% A	1.33%	1.27%	1.43%	1.42%	1.64%
Net investment income (loss)	.98% A	1.15%	.64%	.12% H	.31%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 671	$ 602	$ 582	$ 1,181	$ 1,114	$ 928
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 20.81	$ 17.63	$ 15.26	$ 13.87	$ 10.71	$ 12.63
Income from Investment Operations
Net investment income (loss) E	.04	.10	(.01)	(.10) H	(.06)	(.08)
Net realized and unrealized gain (loss)	3.28	3.40	2.38	1.50	3.22	(1.84)
Total from investment operations	3.32	3.50	2.37	1.40	3.16	(1.92)
Distributions from net investment income	(.02)	(.02)	-	(.01)	-	-
Distributions from net realized gain	(1.06)	(.30)	-	-	-	-
Total distributions	(1.08)	(.32)	-	(.01)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 23.05	$ 20.81	$ 17.63	$ 15.26	$ 13.87	$ 10.71
Total Return B, C, D	16.59%	20.12%	15.53%	10.10%	29.51%	(15.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.05%	2.04%	2.25%	2.27%	2.43%
Expenses net of fee waivers, if any	1.93% A	2.05%	2.04%	2.25%	2.27%	2.30%
Expenses net of all reductions	1.89% A	1.99%	1.95%	2.21%	2.22%	2.26%
Net investment income (loss)	.36% A	.49%	(.04)%	(.65)% H	(.49)%	(.66)%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 37	$ 47	$ 57	$ 59	$ 53
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.19	$ 17.95	$ 15.53	$ 14.11	$ 10.88	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.04	.11	-J	(.08) H	(.05)	(.08)
Net realized and unrealized gain (loss)	3.34	3.47	2.42	1.52	3.28	(1.88)
Total from investment operations	3.38	3.58	2.42	1.44	3.23	(1.96)
Distributions from net investment income	(.07)	(.04)	-	(.02)	-	-
Distributions from net realized gain	(1.06)	(.30)	-	-	-	-
Total distributions	(1.13)	(.34)	-	(.02)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 23.44	$ 21.19	$ 17.95	$ 15.53	$ 14.11	$ 10.88
Total Return B, C, D	16.65%	20.22%	15.58%	10.21%	29.69%	(15.26)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.98%	2.00%	2.14%	2.17%	2.34%
Expenses net of fee waivers, if any	1.89% A	1.98%	2.00%	2.14%	2.17%	2.30%
Expenses net of all reductions	1.84% A	1.92%	1.90%	2.10%	2.13%	2.26%
Net investment income (loss)	.40% A	.56%	.01%	(.54)% H	(.40)%	(.66)%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 41	$ 38	$ 40	$ 41	$ 36
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.06	$ 18.64	$ 16.09	$ 14.60	$ 11.11	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.17	.35	.21	.10 G	.10	.06
Net realized and unrealized gain (loss)	3.46	3.58	2.50	1.56	3.39	(1.92)
Total from investment operations	3.63	3.93	2.71	1.66	3.49	(1.86)
Distributions from net investment income	(.31)	(.21)	(.10)	(.17)	-	-
Distributions from net realized gain	(1.06)	(.30)	(.06)	-	-	-
Total distributions	(1.37)	(.51)	(.16)	(.17)	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 24.32	$ 22.06	$ 18.64	$ 16.09	$ 14.60	$ 11.11
Total Return B, C	17.27%	21.55%	16.91%	11.46%	31.41%	(14.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.87%	.83%	.98%	.93%	1.14%
Expenses net of fee waivers, if any	.82% A	.87%	.83%	.98%	.93%	1.14%
Expenses net of all reductions	.77% A	.81%	.73%	.93%	.89%	1.10%
Net investment income (loss)	1.47% A	1.67%	1.18%	.62% G	.84%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 479	$ 354	$ 287	$ 194	$ 69	$ 63
Portfolio turnover rate F	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been ..59%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 309,959
Unrealized depreciation	(15,668)
Net unrealized appreciation (depreciation)	$ 294,291
Cost for federal income tax purposes	$ 1,176,247

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $497,401 and $427,901, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 147	$ 12
Class T	.25%	.25%	1,574	31
Class B	.75%	.25%	176	133
Class C	.75%	.25%	212	11
			$ 2,109	$ 187

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	8
Class B*	17
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 178.30
Class T	684.22
Class B	59.34
Class C	62.29
Institutional Class	463.23
	$ 1,446

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $385.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $278 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Class T	5
Class C	1
Institutional Class	7
$ 19

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate of approximately 27% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 1,166	$ 1,383
Class T	5,197	3,667
Class B	26	49
Class C	137	78
Institutional Class	5,055	3,381
Total	$ 11,581	$ 8,558
From net realized gain
Class A	$ 5,467	$ 2,173
Class T	28,690	8,871
Class B	1,858	773
Class C	2,010	614
Institutional Class	17,398	4,740
Total	$ 55,423	$ 17,171

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,113	2,132	$ 24,852	$ 43,538
Reinvestment of distributions	268	166	5,668	3,105
Shares redeemed	(1,104)	(4,335)	(24,312)	(88,388)
Net increase (decrease)	277	(2,037)	$ 6,208	$ (41,745)
Class T
Shares sold	3,489	7,282	$ 79,129	$ 152,243
Reinvestment of distributions	1,529	640	32,968	12,202
Shares redeemed	(4,775)	(11,860)	(107,733)	(244,457)
Net increase (decrease)	243	(3,938)	$ 4,364	$ (80,012)
Class B
Shares sold	56	153	$ 1,189	$ 3,030
Reinvestment of distributions	84	41	1,716	736
Shares redeemed	(588)	(1,046)	(12,623)	(20,618)
Net increase (decrease)	(448)	(852)	$ (9,718)	$ (16,852)
Class C
Shares sold	127	276	$ 2,755	$ 5,541
Reinvestment of distributions	92	33	1,908	617
Shares redeemed	(251)	(477)	(5,492)	(9,538)
Net increase (decrease)	(32)	(168)	$ (829)	$ (3,380)
Institutional Class
Shares sold	3,347	8,789	$ 75,611	$ 181,221
Reinvestment of distributions	1,020	258	21,884	4,909
Shares redeemed	(708)	(8,381)	(15,987)	(182,226)
Net increase (decrease)	3,659	666	$ 81,508	$ 3,904

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OS-USAN-0607
1.784903.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,170.50	$ 6.19
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76
Class T
Actual	$ 1,000.00	$ 1,169.90	$ 7.05
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.56
Class B
Actual	$ 1,000.00	$ 1,165.90	$ 10.36
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 9.64
Class C
Actual	$ 1,000.00	$ 1,166.50	$ 10.15
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.44
Institutional Class
Actual	$ 1,000.00	$ 1,172.70	$ 4.42
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.31%
Class B	1.93%
Class C	1.89%
Institutional Class	.82%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.7
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.4	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.4
Alstom SA (France, Electrical Equipment)	1.4	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.4
	7.2
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	29.6
Consumer Discretionary	13.3	14.8
Industrials	12.7	7.2
Consumer Staples	9.0	9.0
Energy	7.3	8.3
Top Five Countries as of April 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	20.9	23.1
Japan	15.7	17.4
Germany	11.9	10.0
France	11.9	11.9
Switzerland	7.1	8.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Stocks 98.6%	Stocks 94.3%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 5.7%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR	225,800	$ 5,478
Australia - 6.4%
AMP Ltd.	332,700	2,970
Aristocrat Leisure Ltd.	389,500	5,369
Australian Wealth Management Ltd.	890,800	1,812
Babcock & Brown Japan Property Trust	1,065,300	1,725
BHP Billiton Ltd.	321,400	7,849
Commonwealth Bank of Australia	162,800	7,133
Computershare Ltd.	691,500	6,001
CSL Ltd.	204,500	14,823
Energy Resources of Australia Ltd.	87,300	1,828
Gunns Ltd.	548,400	1,571
JB Hi-Fi Ltd.	265,500	1,834
Macquarie Bank Ltd.	64,200	4,638
McGuigan Simeon Wines Ltd.	614,691	1,276
National Australia Bank Ltd.	458,600	16,308
Rio Tinto Ltd.	30,300	2,085
Seek Ltd.	291,100	1,786
Silex Systems Ltd. (a)	195,200	1,911
Westfield Group unit	250,700	4,372
WorleyParsons Ltd.	88,222	2,015
TOTAL AUSTRALIA		87,306
Austria - 0.4%
OMV AG	61,700	3,940
Palfinger AG	7,400	1,412
TOTAL AUSTRIA		5,352
Belgium - 0.5%
InBev SA (d)	76,100	5,961
KBC Groupe SA (d)	10,100	1,343
TOTAL BELGIUM		7,304
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	75,600	2,267
Clear Media Ltd. (a)	92,000	97
TOTAL BERMUDA		2,364
Brazil - 0.2%
Vivo Participacoes SA (PN) sponsored ADR (d)	723,700	3,300
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	103,200	952
Common Stocks - continued
	Shares	Value (000s)
Canada - 0.7%
Cameco Corp.	190,700	$ 8,883
China - 0.2%
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	630,000	3,370
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	135,600	6,628
Denmark - 1.5%
Novo Nordisk AS Series B	55,700	5,478
Novozymes AS Series B	55,800	5,887
Vestas Wind Systems AS (a)	140,200	9,219
TOTAL DENMARK		20,584
Finland - 1.1%
Fortum Oyj	81,000	2,526
Neste Oil Oyj	107,000	3,828
Nokia Corp.	272,450	6,879
UPM-Kymmene Corp. sponsored ADR	92,800	2,289
TOTAL FINLAND		15,522
France - 11.9%
Aeroports de Paris	29,600	2,957
Air France KLM (Reg.)	71,300	3,656
Alstom SA (a)	123,000	18,463
AXA SA	144,873	6,673
BNP Paribas SA	67,281	7,864
Cap Gemini SA (d)	123,500	9,411
Carrefour SA	71,900	5,556
CNP Assurances (d)	37,200	4,769
Electricite de France	72,000	6,298
Gaz de France	52,700	2,488
Groupe Danone (d)	47,300	7,820
L'Air Liquide SA	28,740	7,171
L'Oreal SA (d)	68,434	8,229
Michelin SA (Compagnie Generale des Etablissements) Series B (d)	33,300	4,263
Neopost SA	23,800	3,469
Pinault Printemps-Redoute SA	31,300	5,465
Remy Cointreau SA	44,200	3,242
Societe Generale Series A	23,370	4,991
Sodexho Alliance SA	44,600	3,561
Suez SA (France)	49,100	2,813
Total SA:
Series B	101,488	7,479
Common Stocks - continued
	Shares	Value (000s)
France - continued
Total SA: - continued
sponsored ADR	18,400	$ 1,356
Veolia Environnement (d)	176,600	14,676
Vinci SA	69,000	11,162
Vivendi Universal SA (d)	166,500	6,903
TOTAL FRANCE		160,735
Germany - 11.6%
Aareal Bank AG	63,730	3,387
Allianz AG (Reg.)	46,900	10,669
BASF AG (d)	12,900	1,533
Bayer AG	110,700	7,570
Bayerische Motoren Werke AG (BMW)	45,700	2,826
Beiersdorf AG (d)	114,700	8,303
Commerzbank AG	165,900	8,320
DaimlerChrysler AG	52,400	4,219
DaimlerChrysler AG (Reg.)	59,300	4,774
Deutsche Postbank AG	39,300	3,856
Deutz AG (a)	220,700	3,539
E.ON AG (d)	114,879	17,277
ESCADA AG (a)	84,088	4,171
GFK AG	62,893	2,901
Hochtief AG	14,000	1,481
Hugo Boss AG	90,300	6,038
IVG Immobilien AG	25,700	1,165
Lanxess AG	91,100	5,000
Metro AG	71,100	5,504
MLP AG (d)	376,600	9,420
MPC Muenchmeyer Petersen Capital AG (d)	22,800	1,975
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	19,100	3,417
Q-Cells AG	34,000	2,473
SAP AG sponsored ADR (d)	34,300	1,646
SGL Carbon AG (a)	241,400	9,477
Siemens AG sponsored ADR (d)	161,700	19,561
Wincor Nixdorf AG	74,000	7,289
TOTAL GERMANY		157,791
Greece - 0.3%
Alpha Bank AE	143,900	4,418
Hong Kong - 0.5%
China Overseas Land & Investment Ltd.	1,584,000	1,938
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
China Unicom Ltd.	1,960,000	$ 2,840
Dynasty Fine Wines Group Ltd.	3,398,000	1,394
TOTAL HONG KONG		6,172
India - 0.2%
IVRCL Infrastructures & Projects Ltd.	130,000	1,016
Power Finance Corp. Ltd.	4,320	13
Suzlon Energy Ltd.	70,000	2,025
TOTAL INDIA		3,054
Ireland - 0.8%
Allied Irish Banks PLC	219,100	6,649
Irish Life & Permanent PLC	151,800	4,039
TOTAL IRELAND		10,688
Israel - 0.1%
Mizrahi Tefahot Bank Ltd.	238,100	1,775
Italy - 3.8%
Alleanza Assicurazioni Spa	300,700	4,242
Assicurazioni Generali Spa	132,500	6,135
Azimut Holdings Spa	211,200	3,417
ENI Spa	300,991	9,969
Intesa Sanpaolo Spa	574,600	4,846
Lottomatica Spa	56,000	2,309
MARR Spa	122,400	1,385
Unicredito Italiano Spa	1,296,600	13,412
Unione di Banche Italiane Scpa	181,200	5,514
TOTAL ITALY		51,229
Japan - 15.7%
Aeon Fantasy Co. Ltd.	20	1
Canon, Inc.	207,100	11,639
Chugai Pharmaceutical Co. Ltd.	132,700	3,384
Daiwa Securities Group, Inc.	367,700	4,096
Japan Tobacco, Inc.	812	3,967
KDDI Corp.	478	3,757
Kinden Corp.	218,000	2,061
Leopalace21 Corp.	42,500	1,394
Millea Holdings, Inc.	127,720	4,733
Mitsubishi Estate Co. Ltd.	339,000	10,512
Mitsubishi UFJ Financial Group, Inc.	438	4,577
Mitsui & Co. Ltd.	145,000	2,608
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui Fudosan Co. Ltd.	183,000	$ 5,342
Mizuho Financial Group, Inc.	1,920	11,555
Murata Manufacturing Co. Ltd.	60,300	4,444
Nafco Co. Ltd.	61,100	1,583
Namco Bandai Holdings, Inc.	128,500	2,088
NGK Insulators Ltd.	88,000	1,921
Nidec Corp.	56,900	3,590
Nintendo Co. Ltd.	53,400	16,683
Nippon Steel Corp.	494,000	3,187
Nomura Holdings, Inc.	359,400	6,922
NSK Ltd.	570,000	5,517
NTT DoCoMo, Inc.	4,881	8,303
Organo Corp.	116,000	1,680
ORIX Corp.	26,340	7,024
Point, Inc.	45,360	3,017
SHIMIZU Corp.	293,000	1,817
Sompo Japan Insurance, Inc.	198,700	2,427
Sony Corp. sponsored ADR	70,700	3,765
Stanley Electric Co. Ltd.	129,100	2,565
Sumco Corp.	78,400	3,407
Sumitomo Forestry Co. Ltd.	216,000	2,234
Sumitomo Metal Industries Ltd.	688,000	3,494
Sumitomo Mitsui Financial Group, Inc.	230	2,010
Sumitomo Trust & Banking Co. Ltd.	582,400	5,688
T&D Holdings, Inc.	141,600	8,969
Tokuyama Corp.	206,000	3,089
Tokyo Electric Power Co.	184,800	6,143
Toyota Motor Corp.	383,100	23,262
USS Co. Ltd.	48,180	3,040
Yahoo! Japan Corp.	5,944	2,055
Yamaguchi Financial Group, Inc. (a)	139,000	1,745
Yamaha Motor Co. Ltd.	59,600	1,575
TOTAL JAPAN		212,870
Korea (South) - 0.2%
Samsung Fire & Marine Insurance Co. Ltd.	14,080	2,496
Luxembourg - 0.3%
SES SA FDR unit	213,304	4,191
Malaysia - 0.4%
Gamuda BHD	2,154,300	4,942
Netherlands - 3.5%
ABN-AMRO Holding NV	207,100	10,034
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ABN-AMRO Holding NV sponsored ADR	35,000	$ 1,696
Arcelor Mittal	26,600	1,421
Arcelor Mittal Class A	77,500	4,196
Heineken NV (Bearer)	74,500	3,956
ING Groep NV (Certificaten Van Aandelen)	83,246	3,797
Koninklijke Numico NV (d)	95,800	5,302
Koninklijke Philips Electronics NV (NY Shares)	239,300	9,821
SBM Offshore NV	192,900	6,965
TOTAL NETHERLANDS		47,188
Norway - 1.4%
Acta Holding ASA	553,400	3,265
Aker Kvaerner ASA	274,950	6,551
DnB Nor ASA	103,300	1,485
Schibsted ASA (B Shares) (d)	93,900	4,309
Statoil ASA	98,400	2,791
TOTAL NORWAY		18,401
Oman - 0.1%
BankMuscat SAOG sponsored GDR	113,960	1,413
South Africa - 0.8%
African Bank Investments Ltd.	430,000	2,079
Growthpoint Properties Ltd.	1,360,400	3,071
Impala Platinum Holdings Ltd.	74,900	2,446
JSE Ltd.	303,700	3,105
TOTAL SOUTH AFRICA		10,701
Spain - 2.5%
Altadis SA (Spain)	123,000	8,099
Banco Bilbao Vizcaya Argentaria SA	264,800	6,339
Banco Santander Central Hispano SA sponsored ADR	450,200	7,964
Gestevision Telecinco SA	1,700	52
Telefonica SA	528,948	11,928
TOTAL SPAIN		34,382
Sweden - 2.8%
Hennes & Mauritz AB (H&M) (B Shares) (d)	95,700	6,378
Modern Times Group AB (MTG) (B Shares)	59,350	3,495
Scania AB (B Shares)	101,300	9,752
Skandinaviska Enskilda Banken AB (A Shares)	133,000	4,923
Svenska Cellulosa AB (SCA) (B Shares)	64,400	3,340
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Swedbank AB (A Shares) (d)	159,100	$ 6,198
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	87,600	3,344
TOTAL SWEDEN		37,430
Switzerland - 7.1%
ABB Ltd.:
(Reg.)	838,180	17,002
sponsored ADR	374,500	7,475
Compagnie Financiere Richemont unit	108,914	6,614
Credit Suisse Group (Reg.)	41,978	3,295
EFG International	65,970	2,977
Nestle SA (Reg.)	28,324	11,256
Nobel Biocare Holding AG (Switzerland)	20,488	7,421
Novartis AG (Reg.)	58,738	3,412
Phonak Holding AG	23,111	2,057
Roche Holding AG (participation certificate)	95,220	17,949
Schindler Holding AG (Reg.)	40,844	2,661
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	5,823	7,439
UBS AG (Reg.)	110,130	7,147
TOTAL SWITZERLAND		96,705
Taiwan - 0.1%
Shin Kong Financial Holding Co. Ltd.	1,835,000	1,707
United Kingdom - 20.9%
Aegis Group PLC	1,016,600	2,851
Anglo American PLC:
ADR	58,000	1,531
(United Kingdom)	124,900	6,665
AstraZeneca PLC (United Kingdom)	123,700	6,718
Autonomy Corp. PLC (a)	138,500	2,092
BAE Systems PLC	853,500	7,799
Barclays PLC	295,600	4,289
Benfield Group PLC	372,100	2,358
BG Group PLC	600,500	8,711
BHP Billiton PLC	278,202	6,280
BlueBay Asset Management	161,200	1,483
BP PLC	1,607,708	18,038
BP PLC sponsored ADR	19,700	1,326
British Land Co. PLC	148,800	4,382
BT Group PLC	103,000	648
BT Group PLC sponsored ADR	40,300	2,537
Burberry Group PLC	251,500	3,495
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Cadbury Schweppes PLC sponsored ADR	77,400	$ 4,106
Clipper Windpower PLC (a)	131,800	2,312
Diageo PLC	470,900	9,936
GlaxoSmithKline PLC	512,500	14,806
Gyrus Group PLC (a)	513,100	4,871
HBOS plc	190,500	4,125
HSBC Holdings PLC:
(Hong Kong) (Reg.)	185,200	3,421
(United Kingdom) (Reg.)	238,767	4,411
sponsored ADR	58,900	5,440
Imperial Tobacco Group PLC sponsored ADR	4,300	376
Informa PLC	217,500	2,583
Intermediate Capital Group PLC	40,500	1,525
International Power PLC	865,000	7,614
Intertek Group PLC	71,600	1,338
Investec PLC	274,600	3,923
Jardine Lloyd Thompson Group PLC	687,500	6,017
M&C Saatchi	591,000	1,985
Man Group plc	1,143,982	12,923
Marks & Spencer Group PLC	454,900	6,749
Mothercare PLC	343,093	2,977
Premier Research Group plc	251,300	1,036
Prudential PLC	633,600	9,489
Reed Elsevier PLC	973,100	12,413
Reuters Group PLC	768,100	7,333
Rio Tinto PLC (Reg.)	52,918	3,228
Royal Bank of Scotland Group PLC	184,800	7,131
Royal Dutch Shell PLC:
Class A sponsored ADR	120,000	8,322
Class A (United Kingdom)	161,100	5,637
Class B	65,800	2,326
Speymill Group plc (a)	225,600	495
SSL International PLC	131,700	1,147
Taylor Nelson Sofres PLC	1,416,500	6,918
Tesco PLC	1,778,500	16,393
Vodafone Group PLC	5,811,269	16,696
Xstrata PLC	50,266	2,654
TOTAL UNITED KINGDOM		283,859
United States of America - 1.1%
Estee Lauder Companies, Inc. Class A	132,400	6,808
Fluor Corp.	20,900	1,998
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Fuel Tech, Inc. (a)	61,500	$ 1,546
Granite Construction, Inc.	45,400	2,735
Hypercom Corp. (a)	258,800	1,504
TOTAL UNITED STATES OF AMERICA		14,591
TOTAL COMMON STOCKS (Cost $1,035,394)		1,333,781
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche AG (Cost $2,858)	2,549	4,291
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 5.29% (b)	16,072,053	16,072
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	116,393,580	116,394
TOTAL MONEY MARKET FUNDS (Cost $132,466)		132,466
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $1,170,718)		1,470,538
NET OTHER ASSETS - (8.4)%		(114,166)
NET ASSETS - 100%		$ 1,356,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 948
Fidelity Securities Lending Cash Central Fund	385
Total	$ 1,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,282) - See accompanying schedule: Unaffiliated issuers (cost $1,038,252)	$ 1,338,072
Fidelity Central Funds (cost $132,466)	132,466
Total Investments (cost $1,170,718)		$ 1,470,538
Cash		199
Foreign currency held at value (cost $541)		541
Receivable for investments sold		3,422
Receivable for fund shares sold		1,567
Dividends receivable		4,612
Distributions receivable from Fidelity Central Funds		132
Prepaid expenses		3
Other receivables		477
Total assets		1,481,491

Liabilities
Payable for investments purchased	$ 5,407
Payable for fund shares redeemed	1,948
Accrued management fee	581
Distribution fees payable	365
Other affiliated payables	294
Other payables and accrued expenses	130
Collateral on securities loaned, at value	116,394
Total liabilities		125,119

Net Assets		$ 1,356,372
Net Assets consist of:
Paid in capital		$ 1,002,904
Undistributed net investment income		6,137
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,483
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		299,848
Net Assets		$ 1,356,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($130,770 ÷ 5,469 shares)	$ 23.91

Maximum offering price per share (100/94.25 of $23.91)	$ 25.37
Class T: Net Asset Value and redemption price per share ($670,857 ÷ 27,519 shares)	$ 24.38

Maximum offering price per share (100/96.50 of $24.38)	$ 25.26
Class B: Net Asset Value and offering price per share ($31,062 ÷ 1,347.3 shares)A	$ 23.05

Class C: Net Asset Value and offering price per share ($44,345 ÷ 1,892 shares)A	$ 23.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($479,338 ÷ 19,712 shares)	$ 24.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 13,605
Interest		23
Income from Fidelity Central Funds		1,333
		14,961
Less foreign taxes withheld		(1,162)
Total income		13,799

Expenses
Management fee Basic fee	$ 4,382
Performance adjustment	(1,283)
Transfer agent fees	1,446
Distribution fees	2,109
Accounting and security lending fees	289
Custodian fees and expenses	161
Independent trustees' compensation	2
Registration fees	56
Audit	43
Legal	18
Miscellaneous	5
Total expenses before reductions	7,228
Expense reductions	(318)	6,910
Net investment income (loss)		6,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $141)	53,478
Foreign currency transactions	110
Total net realized gain (loss)		53,588
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $234)	134,942
Assets and liabilities in foreign currencies	32
Total change in net unrealized appreciation (depreciation)		134,974
Net gain (loss)		188,562
Net increase (decrease) in net assets resulting from operations		$ 195,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,889	$ 14,401
Net realized gain (loss)	53,588	69,279
Change in net unrealized appreciation (depreciation)	134,974	140,902
Net increase (decrease) in net assets resulting from operations	195,451	224,582
Distributions to shareholders from net investment income	(11,581)	(8,558)
Distributions to shareholders from net realized gain	(55,423)	(17,171)
Total distributions	(67,004)	(25,729)
Share transactions - net increase (decrease)	81,533	(138,085)
Redemption fees	33	72
Total increase (decrease) in net assets	210,013	60,840

Net Assets
Beginning of period	1,146,359	1,085,519
End of period (including undistributed net investment income of $6,137 and undistributed net investment income of $13,279, respectively)	$ 1,356,372	$ 1,146,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.67	$ 18.36	$ 15.86	$ 14.41	$ 11.01	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.13	.27	.13	.04 H	.05	.01
Net realized and unrealized gain (loss)	3.40	3.53	2.47	1.54	3.35	(1.90)
Total from investment operations	3.53	3.80	2.60	1.58	3.40	(1.89)
Distributions from net investment income	(.23)	(.19)	(.04)	(.13)	-	-
Distributions from net realized gain	(1.06)	(.30)	(.06)	-	-	-
Total distributions	(1.29)	(.49)	(.10)	(.13)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 23.91	$ 21.67	$ 18.36	$ 15.86	$ 14.41	$ 11.01
Total Return B, C, D	17.05%	21.12%	16.44%	11.03%	30.88%	(14.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.24%	1.24%	1.36%	1.34%	1.56%
Expenses net of fee waivers, if any	1.15% A	1.24%	1.24%	1.36%	1.34%	1.56%
Expenses net of all reductions	1.09% A	1.17%	1.15%	1.32%	1.30%	1.52%
Net investment income (loss)	1.15% A	1.31%	.76%	.24% H	.43%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 113	$ 133	$ 115	$ 68	$ 44
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 18.64	$ 16.09	$ 14.61	$ 11.18	$ 13.11
Income from Investment Operations
Net investment income (loss) E	.11	.24	.11	.02 H	.04	(.01)
Net realized and unrealized gain (loss)	3.47	3.59	2.51	1.56	3.39	(1.92)
Total from investment operations	3.58	3.83	2.62	1.58	3.43	(1.93)
Distributions from net investment income	(.19)	(.12)	(.01)	(.10)	-	-
Distributions from net realized gain	(1.06)	(.30)	(.06)	-	-	-
Total distributions	(1.25)	(.42)	(.07)	(.10)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 24.38	$ 22.05	$ 18.64	$ 16.09	$ 14.61	$ 11.18
Total Return B, C, D	16.99%	20.92%	16.31%	10.86%	30.68%	(14.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.39%	1.36%	1.48%	1.46%	1.68%
Expenses net of fee waivers, if any	1.31% A	1.39%	1.36%	1.48%	1.46%	1.68%
Expenses net of all reductions	1.26% A	1.33%	1.27%	1.43%	1.42%	1.64%
Net investment income (loss)	.98% A	1.15%	.64%	.12% H	.31%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 671	$ 602	$ 582	$ 1,181	$ 1,114	$ 928
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 20.81	$ 17.63	$ 15.26	$ 13.87	$ 10.71	$ 12.63
Income from Investment Operations
Net investment income (loss) E	.04	.10	(.01)	(.10) H	(.06)	(.08)
Net realized and unrealized gain (loss)	3.28	3.40	2.38	1.50	3.22	(1.84)
Total from investment operations	3.32	3.50	2.37	1.40	3.16	(1.92)
Distributions from net investment income	(.02)	(.02)	-	(.01)	-	-
Distributions from net realized gain	(1.06)	(.30)	-	-	-	-
Total distributions	(1.08)	(.32)	-	(.01)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 23.05	$ 20.81	$ 17.63	$ 15.26	$ 13.87	$ 10.71
Total Return B, C, D	16.59%	20.12%	15.53%	10.10%	29.51%	(15.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.05%	2.04%	2.25%	2.27%	2.43%
Expenses net of fee waivers, if any	1.93% A	2.05%	2.04%	2.25%	2.27%	2.30%
Expenses net of all reductions	1.89% A	1.99%	1.95%	2.21%	2.22%	2.26%
Net investment income (loss)	.36% A	.49%	(.04)%	(.65)% H	(.49)%	(.66)%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 37	$ 47	$ 57	$ 59	$ 53
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.19	$ 17.95	$ 15.53	$ 14.11	$ 10.88	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.04	.11	-J	(.08) H	(.05)	(.08)
Net realized and unrealized gain (loss)	3.34	3.47	2.42	1.52	3.28	(1.88)
Total from investment operations	3.38	3.58	2.42	1.44	3.23	(1.96)
Distributions from net investment income	(.07)	(.04)	-	(.02)	-	-
Distributions from net realized gain	(1.06)	(.30)	-	-	-	-
Total distributions	(1.13)	(.34)	-	(.02)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	-	-
Net asset value, end of period	$ 23.44	$ 21.19	$ 17.95	$ 15.53	$ 14.11	$ 10.88
Total Return B, C, D	16.65%	20.22%	15.58%	10.21%	29.69%	(15.26)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.98%	2.00%	2.14%	2.17%	2.34%
Expenses net of fee waivers, if any	1.89% A	1.98%	2.00%	2.14%	2.17%	2.30%
Expenses net of all reductions	1.84% A	1.92%	1.90%	2.10%	2.13%	2.26%
Net investment income (loss)	.40% A	.56%	.01%	(.54)% H	(.40)%	(.66)%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 41	$ 38	$ 40	$ 41	$ 36
Portfolio turnover rate G	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.06	$ 18.64	$ 16.09	$ 14.60	$ 11.11	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.17	.35	.21	.10 G	.10	.06
Net realized and unrealized gain (loss)	3.46	3.58	2.50	1.56	3.39	(1.92)
Total from investment operations	3.63	3.93	2.71	1.66	3.49	(1.86)
Distributions from net investment income	(.31)	(.21)	(.10)	(.17)	-	-
Distributions from net realized gain	(1.06)	(.30)	(.06)	-	-	-
Total distributions	(1.37)	(.51)	(.16)	(.17)	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 24.32	$ 22.06	$ 18.64	$ 16.09	$ 14.60	$ 11.11
Total Return B, C	17.27%	21.55%	16.91%	11.46%	31.41%	(14.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.87%	.83%	.98%	.93%	1.14%
Expenses net of fee waivers, if any	.82% A	.87%	.83%	.98%	.93%	1.14%
Expenses net of all reductions	.77% A	.81%	.73%	.93%	.89%	1.10%
Net investment income (loss)	1.47% A	1.67%	1.18%	.62% G	.84%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 479	$ 354	$ 287	$ 194	$ 69	$ 63
Portfolio turnover rate F	72% A	65%	120%	85%	99%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been ..59%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 309,959
Unrealized depreciation	(15,668)
Net unrealized appreciation (depreciation)	$ 294,291
Cost for federal income tax purposes	$ 1,176,247

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $497,401 and $427,901, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 147	$ 12
Class T	.25%	.25%	1,574	31
Class B	.75%	.25%	176	133
Class C	.75%	.25%	212	11
			$ 2,109	$ 187

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	8
Class B*	17
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 178.30
Class T	684.22
Class B	59.34
Class C	62.29
Institutional Class	463.23
	$ 1,446

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $385.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $278 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Class T	5
Class C	1
Institutional Class	7
$ 19

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate of approximately 27% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 1,166	$ 1,383
Class T	5,197	3,667
Class B	26	49
Class C	137	78
Institutional Class	5,055	3,381
Total	$ 11,581	$ 8,558
From net realized gain
Class A	$ 5,467	$ 2,173
Class T	28,690	8,871
Class B	1,858	773
Class C	2,010	614
Institutional Class	17,398	4,740
Total	$ 55,423	$ 17,171

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,113	2,132	$ 24,852	$ 43,538
Reinvestment of distributions	268	166	5,668	3,105
Shares redeemed	(1,104)	(4,335)	(24,312)	(88,388)
Net increase (decrease)	277	(2,037)	$ 6,208	$ (41,745)
Class T
Shares sold	3,489	7,282	$ 79,129	$ 152,243
Reinvestment of distributions	1,529	640	32,968	12,202
Shares redeemed	(4,775)	(11,860)	(107,733)	(244,457)
Net increase (decrease)	243	(3,938)	$ 4,364	$ (80,012)
Class B
Shares sold	56	153	$ 1,189	$ 3,030
Reinvestment of distributions	84	41	1,716	736
Shares redeemed	(588)	(1,046)	(12,623)	(20,618)
Net increase (decrease)	(448)	(852)	$ (9,718)	$ (16,852)
Class C
Shares sold	127	276	$ 2,755	$ 5,541
Reinvestment of distributions	92	33	1,908	617
Shares redeemed	(251)	(477)	(5,492)	(9,538)
Net increase (decrease)	(32)	(168)	$ (829)	$ (3,380)
Institutional Class
Shares sold	3,347	8,789	$ 75,611	$ 181,221
Reinvestment of distributions	1,020	258	21,884	4,909
Shares redeemed	(708)	(8,381)	(15,987)	(182,226)
Net increase (decrease)	3,659	666	$ 81,508	$ 3,904

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OSI-USAN-0607
1.784904.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On May 16, 2007, shareholders of Fidelity® Advisor Value Leaders Fund approved a new management contract for the fund, effective June 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell 1000® Value Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,109.30	$ 6.54
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,107.40	$ 7.84
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,104.90	$ 10.44
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,104.30	$ 10.44
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,109.90	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	4.5	2.8
Bank of America Corp.	4.3	3.0
Citigroup, Inc.	3.9	0.0
American International Group, Inc.	3.5	3.2
General Electric Co.	2.9	4.0
JPMorgan Chase & Co.	2.6	2.4
Exxon Mobil Corp.	1.9	2.8
ConocoPhillips	1.9	1.6
Merck & Co., Inc.	1.8	1.7
Honeywell International, Inc.	1.5	2.1
	28.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.8	30.0
Energy	15.6	14.4
Industrials	9.8	11.0
Consumer Discretionary	8.8	8.4
Information Technology	7.3	7.2
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 99.5%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	15.5%	** Foreign investments	14.2%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.3%
Renault SA	2,300	$ 300,425
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	14,300	676,390
H&R Block, Inc.	13,300	300,713
		977,103
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	8,800	424,864
Household Durables - 2.1%
Bassett Furniture Industries, Inc.	7,339	103,920
Beazer Homes USA, Inc.	6,600	220,308
D.R. Horton, Inc.	10,600	235,108
KB Home	15,600	688,116
M.D.C. Holdings, Inc. (d)	9,500	486,970
Standard Pacific Corp.	12,400	258,540
Whirlpool Corp.	2,900	307,487
		2,300,449
Leisure Equipment & Products - 0.5%
Brunswick Corp.	8,700	285,012
Eastman Kodak Co.	11,000	274,010
		559,022
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	12,400	327,360
Getty Images, Inc. (a)	5,100	265,200
Live Nation, Inc. (a)	2,100	42,609
Regal Entertainment Group Class A	12,800	278,400
Time Warner, Inc.	48,700	1,004,681
		1,918,250
Multiline Retail - 1.2%
Federated Department Stores, Inc.	15,200	667,584
Retail Ventures, Inc. (a)	10,500	213,990
Sears Holdings Corp. (a)	2,200	420,002
Tuesday Morning Corp.	5,600	78,176
		1,379,752
Specialty Retail - 1.7%
Christopher & Banks Corp.	11,900	205,989
Home Depot, Inc.	7,950	301,067
PETsMART, Inc.	7,700	255,563
Staples, Inc.	11,000	272,800
The Children's Place Retail Stores, Inc. (a)	6,600	348,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	9,800	$ 273,322
Williams-Sonoma, Inc.	8,100	285,282
		1,942,965
TOTAL CONSUMER DISCRETIONARY		9,802,830
CONSUMER STAPLES - 5.4%
Beverages - 0.7%
Diageo PLC sponsored ADR	5,000	422,000
The Coca-Cola Co.	6,300	328,797
		750,797
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	16,200	776,304
Winn-Dixie Stores, Inc. (a)	10,600	183,910
		960,214
Food Products - 1.8%
Cermaq ASA	14,700	259,442
Chiquita Brands International, Inc. (d)	16,300	241,729
Marine Harvest ASA (a)	259,000	280,362
Nestle SA (Reg.)	2,517	1,000,256
Tyson Foods, Inc. Class A	11,500	241,040
		2,022,829
Household Products - 0.5%
Central Garden & Pet Co.	4,300	63,683
Central Garden & Pet Co. Class A (non-vtg.) (a)	7,900	113,128
Colgate-Palmolive Co.	5,600	379,344
		556,155
Tobacco - 1.6%
Altria Group, Inc.	12,300	847,716
British American Tobacco PLC sponsored ADR	14,600	908,996
		1,756,712
TOTAL CONSUMER STAPLES		6,046,707
ENERGY - 15.6%
Energy Equipment & Services - 4.7%
GlobalSantaFe Corp.	16,750	1,070,828
Hanover Compressor Co. (a)	10,100	218,463
Nabors Industries Ltd. (a)	10,300	330,836
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	15,782	$ 1,339,103
Noble Corp.	3,600	303,156
Smith International, Inc.	25,500	1,337,220
Transocean, Inc. (a)	7,100	612,020
		5,211,626
Oil, Gas & Consumable Fuels - 10.9%
Chesapeake Energy Corp.	11,000	371,250
ConocoPhillips	29,900	2,073,565
CONSOL Energy, Inc.	12,300	515,001
EnCana Corp.	6,300	329,786
EOG Resources, Inc.	15,300	1,123,632
EXCO Resources, Inc.	15,600	261,924
Exxon Mobil Corp.	26,570	2,109,127
Massey Energy Co.	7,700	207,361
Noble Energy, Inc.	8,700	511,647
OAO Gazprom sponsored ADR	3,800	149,340
Occidental Petroleum Corp.	19,900	1,008,930
Quicksilver Resources, Inc. (a)	10,050	420,693
Suncor Energy, Inc.	5,200	417,209
SXR Uranium One, Inc. (a)	10,900	163,515
Ultra Petroleum Corp. (a)	18,100	1,026,632
Valero Energy Corp.	20,700	1,453,761
		12,143,373
TOTAL ENERGY		17,354,999
FINANCIALS - 32.8%
Capital Markets - 4.8%
Ares Capital Corp.	14,000	251,440
Charles Schwab Corp.	11,600	221,792
Credit Suisse Group sponsored ADR	4,300	337,550
Investors Financial Services Corp.	13,500	835,380
Julius Baer Holding AG (Bearer)	4,446	312,510
KKR Private Equity Investors, LP	18,883	460,745
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	31,720
Merrill Lynch & Co., Inc.	15,800	1,425,634
Morgan Stanley	12,450	1,045,925
Nomura Holdings, Inc.	10,000	192,600
State Street Corp.	3,700	254,819
		5,370,115
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	13,900	$ 332,766
Commerce Bancorp, Inc.	11,700	391,248
HSBC Holdings PLC sponsored ADR (d)	5,900	544,924
Mizuho Financial Group, Inc.	32	192,592
Siam City Bank PCL NVDR	427,100	213,704
Unicredito Italiano Spa	32,800	339,272
Wachovia Corp.	22,554	1,252,649
		3,267,155
Diversified Financial Services - 10.8%
Bank of America Corp.	94,692	4,819,823
Citigroup, Inc.	79,900	4,284,238
JPMorgan Chase & Co.	55,840	2,909,264
		12,013,325
Insurance - 8.8%
ACE Ltd.	19,700	1,171,362
AFLAC, Inc.	6,900	354,246
American International Group, Inc.	56,190	3,928,243
Axis Capital Holdings Ltd.	8,700	322,770
Everest Re Group Ltd.	5,200	523,328
Hartford Financial Services Group, Inc.	11,250	1,138,500
IPC Holdings Ltd.	21,400	641,572
Max Re Capital Ltd.	16,500	442,200
Montpelier Re Holdings Ltd.	16,900	308,594
Platinum Underwriters Holdings Ltd.	17,900	612,538
The Chubb Corp.	5,800	312,214
		9,755,567
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	2,400	254,040
Annaly Capital Management, Inc.	19,200	305,472
Developers Diversified Realty Corp.	4,400	286,440
Duke Realty LP	5,500	237,105
General Growth Properties, Inc.	13,550	865,168
		1,948,225
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	14,000	434,104
Thrifts & Mortgage Finance - 3.3%
BankUnited Financial Corp. Class A	15,200	329,080
Countrywide Financial Corp.	20,000	741,600
Fannie Mae	19,760	1,164,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	19,600	$ 261,072
New York Community Bancorp, Inc.	14,200	247,932
People's United Financial, Inc.	13,000	258,830
Radian Group, Inc.	6,600	383,526
Washington Federal, Inc.	13,964	331,086
		3,717,385
TOTAL FINANCIALS		36,505,876
HEALTH CARE - 6.9%
Biotechnology - 1.6%
Amgen, Inc. (a)	19,900	1,276,386
Biogen Idec, Inc. (a)	4,700	221,887
Cephalon, Inc. (a)	2,900	230,869
		1,729,142
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	3,300	259,677
Varian Medical Systems, Inc. (a)	3,000	126,630
		386,307
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc.	8,000	363,280
UnitedHealth Group, Inc.	4,850	257,341
		620,621
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	5,550	288,933
Pharmaceuticals - 4.1%
Endo Pharmaceuticals Holdings, Inc. (a)	9,200	284,648
Johnson & Johnson	10,700	687,154
Merck & Co., Inc.	38,000	1,954,720
Pfizer, Inc.	46,900	1,240,974
Wyeth	7,650	424,575
		4,592,071
TOTAL HEALTH CARE		7,617,074
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.8%
General Dynamics Corp.	12,300	965,550
Honeywell International, Inc.	30,740	1,665,493
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	2,900	$ 155,266
United Technologies Corp.	4,300	288,659
		3,074,968
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	7,000	493,010
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	23,700	260,937
Building Products - 0.2%
Masco Corp.	8,150	221,762
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc.	20,400	272,748
Cintas Corp.	6,800	254,796
Robert Half International, Inc.	8,200	273,060
The Brink's Co.	5,950	377,825
		1,178,429
Construction & Engineering - 0.3%
Fluor Corp.	3,450	329,889
Electrical Equipment - 0.3%
SolarWorld AG	3,200	271,435
Industrial Conglomerates - 3.7%
General Electric Co.	87,680	3,231,885
Siemens AG sponsored ADR	2,300	278,231
Tyco International Ltd.	19,800	646,074
		4,156,190
Machinery - 0.5%
Dover Corp.	6,600	317,592
Oshkosh Truck Co.	4,800	268,512
		586,104
Road & Rail - 0.3%
Ryder System, Inc.	5,300	278,992
TOTAL INDUSTRIALS		10,851,716
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.1%
Comverse Technology, Inc. (a)	11,000	249,480
Harris Corp.	7,500	385,125
Motorola, Inc.	33,000	571,890
		1,206,495
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.8%
Hewlett-Packard Co.	26,850	$ 1,131,459
International Business Machines Corp.	9,700	991,437
QLogic Corp. (a)	12,800	228,864
Seagate Technology	13,900	307,885
Sun Microsystems, Inc. (a)	95,200	496,944
		3,156,589
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	9,100	312,767
Flextronics International Ltd. (a)	26,400	294,360
Motech Industries, Inc.	22,000	273,056
		880,183
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	600	282,828
IT Services - 0.5%
Infosys Technologies Ltd. sponsored ADR	2,100	109,935
The Western Union Co.	12,000	252,600
Unisys Corp. (a)	29,798	233,616
		596,151
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	15,600	215,592
Analog Devices, Inc.	6,200	239,444
Applied Materials, Inc.	13,200	253,704
Intel Corp.	21,100	453,650
National Semiconductor Corp.	9,300	244,590
ON Semiconductor Corp. (a)	4,500	48,195
Volterra Semiconductor Corp. (a)	10,400	164,424
		1,619,599
Software - 0.3%
Microsoft Corp.	10,600	317,364
TOTAL INFORMATION TECHNOLOGY		8,059,209
MATERIALS - 2.3%
Chemicals - 0.6%
Agrium, Inc.	7,300	282,950
Chemtura Corp.	18,400	202,952
Dyno Nobel Ltd.	110,200	221,468
		707,370
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.7%
Arcelor Mittal	6,700	$ 357,914
Carpenter Technology Corp.	2,800	339,836
Freeport-McMoRan Copper & Gold, Inc. Class B	7,500	503,700
Meridian Gold, Inc. (a)	13,300	335,825
Reliance Steel & Aluminum Co.	5,800	344,520
		1,881,795
TOTAL MATERIALS		2,589,165
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	129,437	5,011,798
Cincinnati Bell, Inc.	58,300	295,581
Verizon Communications, Inc.	31,450	1,200,761
		6,508,140
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	6,600	250,800
TOTAL TELECOMMUNICATION SERVICES		6,758,940
UTILITIES - 4.5%
Electric Utilities - 2.0%
DPL, Inc.	7,100	222,585
E.ON AG sponsored ADR	6,000	300,780
Entergy Corp.	7,800	882,492
PPL Corp.	12,400	540,764
Reliant Energy, Inc. (a)	12,200	271,694
		2,218,315
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	19,300	424,407
Constellation Energy Group, Inc.	11,200	998,144
NRG Energy, Inc.	3,300	260,568
		1,683,119
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.0%
CMS Energy Corp.	11,600	$ 214,832
Public Service Enterprise Group, Inc.	10,500	907,725
		1,122,557
TOTAL UTILITIES		5,023,991
TOTAL COMMON STOCKS (Cost $98,252,878)		110,610,507
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 5.29% (b)	1,010,948	1,010,948
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	636,400	636,400
TOTAL MONEY MARKET FUNDS (Cost $1,647,348)		1,647,348
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $99,900,226)		112,257,855
NET OTHER ASSETS - (1.0)%		(1,075,505)
NET ASSETS - 100%		$ 111,182,350
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,720 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,568
Fidelity Securities Lending Cash Central Fund	586
Total	$ 35,154
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.5%
Cayman Islands	2.7%
Bermuda	2.6%
Canada	2.2%
United Kingdom	2.1%
Switzerland	1.5%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $630,274) - See accompanying schedule: Unaffiliated issuers (cost $98,252,878)	$ 110,610,507
Fidelity Central Funds (cost $1,647,348)	1,647,348
Total Investments (cost $99,900,226)		$ 112,257,855
Receivable for investments sold		1,265,034
Receivable for fund shares sold		411,312
Dividends receivable		121,951
Distributions receivable from Fidelity Central Funds		4,801
Prepaid expenses		153
Receivable from investment adviser for expense reductions		14,032
Other receivables		1,401
Total assets		114,076,539

Liabilities
Payable to custodian bank	$ 32,241
Payable for investments purchased	1,729,538
Payable for fund shares redeemed	343,564
Accrued management fee	50,147
Distribution fees payable	40,510
Other affiliated payables	25,493
Other payables and accrued expenses	36,296
Collateral on securities loaned, at value	636,400
Total liabilities		2,894,189

Net Assets		$ 111,182,350
Net Assets consist of:
Paid in capital		$ 95,013,258
Undistributed net investment income		176,622
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,635,563
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,356,907
Net Assets		$ 111,182,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,897,044 ÷ 2,829,834 shares)	$ 15.87

Maximum offering price per share (100/94.25 of $15.87)	$ 16.84
Class T: Net Asset Value and redemption price per share ($45,922,797 ÷ 2,908,688 shares)	$ 15.79

Maximum offering price per share (100/96.50 of $15.79)	$ 16.36
Class B: Net Asset Value and offering price per share ($6,886,560 ÷ 441,213 shares)A	$ 15.61

Class C: Net Asset Value and offering price per share ($9,108,121 ÷ 584,508 shares)A	$ 15.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,367,828 ÷ 273,835 shares)	$ 15.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 894,887
Interest		334
Income from Fidelity Central Funds		35,154
Total income		930,375

Expenses
Management fee	$ 241,789
Transfer agent fees	117,287
Distribution fees	205,385
Accounting and security lending fees	17,084
Custodian fees and expenses	27,551
Independent trustees' compensation	114
Registration fees	39,372
Audit	23,648
Legal	500
Miscellaneous	8,040
Total expenses before reductions	680,770
Expense reductions	(49,706)	631,064
Net investment income (loss)		299,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,726,137
Foreign currency transactions	18,705
Total net realized gain (loss)		3,744,842
Change in net unrealized appreciation (depreciation) on: Investment securities	4,996,020
Assets and liabilities in foreign currencies	(765)
Total change in net unrealized appreciation (depreciation)		4,995,255
Net gain (loss)		8,740,097
Net increase (decrease) in net assets resulting from operations		$ 9,039,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 299,311	$ 122,196
Net realized gain (loss)	3,744,842	3,362,048
Change in net unrealized appreciation (depreciation)	4,995,255	3,767,996
Net increase (decrease) in net assets resulting from operations	9,039,408	7,252,240
Distributions to shareholders from net investment income	(203,521)	(41,743)
Distributions to shareholders from net realized gain	(3,080,076)	(968,807)
Total distributions	(3,283,597)	(1,010,550)
Share transactions - net increase (decrease)	44,482,111	16,012,456
Total increase (decrease) in net assets	50,237,922	22,254,146

Net Assets
Beginning of period	60,944,428	38,690,282
End of period (including undistributed net investment income of $176,622 and undistributed net investment income of $86,603, respectively)	$ 111,182,350	$ 60,944,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 13.22	$ 11.70	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.01	- J
Net realized and unrealized gain (loss)	1.52	2.15	1.51	1.32	.37
Total from investment operations	1.59	2.23	1.57	1.33	.37
Distributions from net investment income	(.09)	(.04)	(.04)	-	-
Distributions from net realized gain	(.71)	(.33)	(.01)	-	-
Total distributions	(.80)	(.37)	(.05)	-	-
Net asset value, end of period	$ 15.87	$ 15.08	$ 13.22	$ 11.70	$ 10.37
Total Return B,C, D	10.93%	17.20%	13.40%	12.83%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.41%	1.50%	3.39%	5.52% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.30%	1.50%	1.75% A
Expenses net of all reductions	1.24% A	1.24%	1.26%	1.47%	1.73% A
Net investment income (loss)	.92% A	.54%	.48%	.11%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,897	$ 15,398	$ 7,121	$ 4,000	$ 1,123
Portfolio turnover rate G	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 13.14	$ 11.67	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.04	.03	(.02)	(.01)
Net realized and unrealized gain (loss)	1.50	2.15	1.48	1.33	.37
Total from investment operations	1.55	2.19	1.51	1.31	.36
Distributions from net investment income	(.04)	(.01)	(.03)	-	-
Distributions from net realized gain	(.71)	(.33)	(.01)	-	-
Total distributions	(.75)	(.34)	(.04)	-	-
Net asset value, end of period	$ 15.79	$ 14.99	$ 13.14	$ 11.67	$ 10.36
Total Return B, C, D	10.74%	16.93%	12.96%	12.64%	3.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.65%	1.72%	3.30%	5.77% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.55%	1.75%	2.00% A
Expenses net of all reductions	1.49% A	1.49%	1.51%	1.72%	1.98% A
Net investment income (loss)	.67% A	.29%	.23%	(.14)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,923	$ 30,607	$ 21,580	$ 13,340	$ 1,546
Portfolio turnover rate G	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.99	$ 11.59	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.49	2.13	1.46	1.32	.37
Total from investment operations	1.50	2.10	1.43	1.25	.34
Distributions from net investment income	-	-	(.02)	-	-
Distributions from net realized gain	(.70)	(.28)	(.01)	-	-
Total distributions	(.70)	(.28)	(.03)	-	-
Net asset value, end of period	$ 15.61	$ 14.81	$ 12.99	$ 11.59	$ 10.34
Total Return B, C, D	10.49%	16.38%	12.35%	12.09%	3.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.16% A	2.23%	2.31%	4.33%	6.24% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.25%	2.50% A
Expenses net of all reductions	1.99% A	1.99%	2.01%	2.22%	2.48% A
Net investment income (loss)	.17% A	(.21)%	(.27)%	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,887	$ 5,734	$ 4,240	$ 2,560	$ 1,125
Portfolio turnover rate G	95% A	91%	86%	111%	108% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 12.99	$ 11.58	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.48	2.13	1.47	1.31	.37
Total from investment operations	1.49	2.10	1.44	1.24	.34
Distributions from net investment income	-	-	(.02)	-	-
Distributions from net realized gain	(.71)	(.29)	(.01)	-	-
Total distributions	(.71)	(.29)	(.03)	-	-
Net asset value, end of period	$ 15.58	$ 14.80	$ 12.99	$ 11.58	$ 10.34
Total ReturnB, C, D	10.43%	16.38%	12.45%	11.99%	3.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.22%	2.30%	4.39%	6.24% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.25%	2.50% A
Expenses net of all reductions	1.99% A	1.99%	2.01%	2.22%	2.48% A
Net investment income (loss)	.17% A	(.21)%	(.27)%	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,108	$ 7,004	$ 3,892	$ 1,815	$ 1,069
Portfolio turnover rate G	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.17	$ 13.28	$ 11.75	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.11	.09	.04	.01
Net realized and unrealized gain (loss)	1.51	2.18	1.49	1.33	.37
Total from investment operations	1.60	2.29	1.58	1.37	.38
Distributions from net investment income	(.11)	(.07)	(.04)	-	-
Distributions from net realized gain	(.71)	(.33)	(.01)	-	-
Total distributions	(.82)	(.40)	(.05)	-	-
Net asset value, end of period	$ 15.95	$ 15.17	$ 13.28	$ 11.75	$ 10.38
Total Return B, C	10.99%	17.58%	13.47%	13.20%	3.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.04%	1.14%	3.41%	5.27% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.06%	1.25%	1.50% A
Expenses net of all reductions	.99% A	.99%	1.02%	1.22%	1.48% A
Net investment income (loss)	1.17% A	.79%	.72%	.36%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,368	$ 2,201	$ 1,857	$ 1,282	$ 1,038
Portfolio turnover rate F	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 17, 2003 (commencement of operations) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,515,571
Unrealized depreciation	(1,266,094)
Net unrealized appreciation (depreciation)	$ 12,249,477

Cost for federal income tax purposes	$ 100,008,378

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $81,976,176 and $40,175,740, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On May 16, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

June 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (May, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,706	$ 16,155
Class T	.25%	.25%	94,276	1,878
Class B	.75%	.25%	33,371	26,082
Class C	.75%	.25%	40,032	17,459
			$ 205,385	$ 61,574

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,750
Class T	7,111
Class B*	3,941
Class C*	673
$ 35,475

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 40,076.27
Class T	49,458.26
Class B	10,918.33
Class C	12,843.32
Institutional Class	3,992.22
	$ 117,287

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $666 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $586.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 15,451
Class T	1.50%	18,222
Class B	2.00%	5,379
Class C	2.00%	6,202
Institutional Class	1.00%	1,003
		$ 46,257

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,446 for the period. In addition,

Semiannual Report

9. Expense Reductions - continued

through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

During the period, these credits reduced the Fund's custody expenses by $28. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 100
Institutional Class	5
$ 105

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 95,578	$ 22,293
Class T	84,209	9,977
Institutional Class	23,734	9,473
Total	$ 203,521	$ 41,743
From net realized gain
Class A	$ 798,354	$ 186,144
Class T	1,494,717	555,326
Class B	288,272	92,178
Class C	346,919	88,629
Institutional Class	151,814	46,530
Total	$ 3,080,076	$ 968,807

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	2,001,074	659,673	$ 30,077,925	$ 9,418,722
Reinvestment of distributions	58,930	14,943	865,688	203,973
Shares redeemed	(251,032)	(192,331)	(3,799,043)	(2,708,463)
Net increase (decrease)	1,808,972	482,285	$ 27,144,570	$ 6,914,232

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class T
Shares sold	868,981	787,206	$ 13,041,426	$ 11,194,933
Reinvestment of distributions	102,412	39,036	1,498,284	530,894
Shares redeemed	(105,200)	(426,412)	(1,586,457)	(5,998,651)
Net increase (decrease)	866,193	399,830	$ 12,953,253	$ 5,727,176
Class B
Shares sold	160,898	203,112	$ 2,385,576	$ 2,847,587
Reinvestment of distributions	18,230	6,282	264,152	84,800
Shares redeemed	(125,091)	(148,531)	(1,862,619)	(2,076,164)
Net increase (decrease)	54,037	60,863	$ 787,109	$ 856,223
Class C
Shares sold	170,726	243,177	$ 2,541,554	$ 3,406,535
Reinvestment of distributions	22,854	6,465	330,692	87,218
Shares redeemed	(82,460)	(75,797)	(1,227,498)	(1,054,786)
Net increase (decrease)	111,120	173,845	$ 1,644,748	$ 2,438,967
Institutional Class
Shares sold	165,955	34,102	$ 2,527,537	$ 488,410
Reinvestment of distributions	11,218	3,384	165,468	46,355
Shares redeemed	(48,494)	(32,226)	(740,574)	(458,907)
Net increase (decrease)	128,679	5,260	$ 1,952,431	$ 75,858

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 16, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 5

To approve an amended management contract that includes adding a performance adjustment component to the management fee for Fidelity Advisor Value Leaders Fund and giving the Trustees the authority to change the fund's performance adjustment index going forward, without shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	38,960,236.61	76.714
Against	9,114,994.43	17.947
Abstain	2,711,252.32	5.339
TOTAL	50,786,483.36	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Leaders Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 1000 Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-year period ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for the period shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during the 36-month period ended October 31, 2006.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 2.9 basis points. As a result, the fund's hypothetical management fee would have been 2.9 basis points ($0.01 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AVLF-USAN-0607
1.800655.103

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On May 16, 2007, shareholders of Fidelity® Advisor Value Leaders Fund approved a new management contract for the fund, effective June 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell 1000® Value Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,109.30	$ 6.54
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,107.40	$ 7.84
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,104.90	$ 10.44
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,104.30	$ 10.44
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,109.90	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	4.5	2.8
Bank of America Corp.	4.3	3.0
Citigroup, Inc.	3.9	0.0
American International Group, Inc.	3.5	3.2
General Electric Co.	2.9	4.0
JPMorgan Chase & Co.	2.6	2.4
Exxon Mobil Corp.	1.9	2.8
ConocoPhillips	1.9	1.6
Merck & Co., Inc.	1.8	1.7
Honeywell International, Inc.	1.5	2.1
	28.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.8	30.0
Energy	15.6	14.4
Industrials	9.8	11.0
Consumer Discretionary	8.8	8.4
Information Technology	7.3	7.2
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 99.5%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	15.5%	** Foreign investments	14.2%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.3%
Renault SA	2,300	$ 300,425
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	14,300	676,390
H&R Block, Inc.	13,300	300,713
		977,103
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	8,800	424,864
Household Durables - 2.1%
Bassett Furniture Industries, Inc.	7,339	103,920
Beazer Homes USA, Inc.	6,600	220,308
D.R. Horton, Inc.	10,600	235,108
KB Home	15,600	688,116
M.D.C. Holdings, Inc. (d)	9,500	486,970
Standard Pacific Corp.	12,400	258,540
Whirlpool Corp.	2,900	307,487
		2,300,449
Leisure Equipment & Products - 0.5%
Brunswick Corp.	8,700	285,012
Eastman Kodak Co.	11,000	274,010
		559,022
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	12,400	327,360
Getty Images, Inc. (a)	5,100	265,200
Live Nation, Inc. (a)	2,100	42,609
Regal Entertainment Group Class A	12,800	278,400
Time Warner, Inc.	48,700	1,004,681
		1,918,250
Multiline Retail - 1.2%
Federated Department Stores, Inc.	15,200	667,584
Retail Ventures, Inc. (a)	10,500	213,990
Sears Holdings Corp. (a)	2,200	420,002
Tuesday Morning Corp.	5,600	78,176
		1,379,752
Specialty Retail - 1.7%
Christopher & Banks Corp.	11,900	205,989
Home Depot, Inc.	7,950	301,067
PETsMART, Inc.	7,700	255,563
Staples, Inc.	11,000	272,800
The Children's Place Retail Stores, Inc. (a)	6,600	348,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	9,800	$ 273,322
Williams-Sonoma, Inc.	8,100	285,282
		1,942,965
TOTAL CONSUMER DISCRETIONARY		9,802,830
CONSUMER STAPLES - 5.4%
Beverages - 0.7%
Diageo PLC sponsored ADR	5,000	422,000
The Coca-Cola Co.	6,300	328,797
		750,797
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	16,200	776,304
Winn-Dixie Stores, Inc. (a)	10,600	183,910
		960,214
Food Products - 1.8%
Cermaq ASA	14,700	259,442
Chiquita Brands International, Inc. (d)	16,300	241,729
Marine Harvest ASA (a)	259,000	280,362
Nestle SA (Reg.)	2,517	1,000,256
Tyson Foods, Inc. Class A	11,500	241,040
		2,022,829
Household Products - 0.5%
Central Garden & Pet Co.	4,300	63,683
Central Garden & Pet Co. Class A (non-vtg.) (a)	7,900	113,128
Colgate-Palmolive Co.	5,600	379,344
		556,155
Tobacco - 1.6%
Altria Group, Inc.	12,300	847,716
British American Tobacco PLC sponsored ADR	14,600	908,996
		1,756,712
TOTAL CONSUMER STAPLES		6,046,707
ENERGY - 15.6%
Energy Equipment & Services - 4.7%
GlobalSantaFe Corp.	16,750	1,070,828
Hanover Compressor Co. (a)	10,100	218,463
Nabors Industries Ltd. (a)	10,300	330,836
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	15,782	$ 1,339,103
Noble Corp.	3,600	303,156
Smith International, Inc.	25,500	1,337,220
Transocean, Inc. (a)	7,100	612,020
		5,211,626
Oil, Gas & Consumable Fuels - 10.9%
Chesapeake Energy Corp.	11,000	371,250
ConocoPhillips	29,900	2,073,565
CONSOL Energy, Inc.	12,300	515,001
EnCana Corp.	6,300	329,786
EOG Resources, Inc.	15,300	1,123,632
EXCO Resources, Inc.	15,600	261,924
Exxon Mobil Corp.	26,570	2,109,127
Massey Energy Co.	7,700	207,361
Noble Energy, Inc.	8,700	511,647
OAO Gazprom sponsored ADR	3,800	149,340
Occidental Petroleum Corp.	19,900	1,008,930
Quicksilver Resources, Inc. (a)	10,050	420,693
Suncor Energy, Inc.	5,200	417,209
SXR Uranium One, Inc. (a)	10,900	163,515
Ultra Petroleum Corp. (a)	18,100	1,026,632
Valero Energy Corp.	20,700	1,453,761
		12,143,373
TOTAL ENERGY		17,354,999
FINANCIALS - 32.8%
Capital Markets - 4.8%
Ares Capital Corp.	14,000	251,440
Charles Schwab Corp.	11,600	221,792
Credit Suisse Group sponsored ADR	4,300	337,550
Investors Financial Services Corp.	13,500	835,380
Julius Baer Holding AG (Bearer)	4,446	312,510
KKR Private Equity Investors, LP	18,883	460,745
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	31,720
Merrill Lynch & Co., Inc.	15,800	1,425,634
Morgan Stanley	12,450	1,045,925
Nomura Holdings, Inc.	10,000	192,600
State Street Corp.	3,700	254,819
		5,370,115
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	13,900	$ 332,766
Commerce Bancorp, Inc.	11,700	391,248
HSBC Holdings PLC sponsored ADR (d)	5,900	544,924
Mizuho Financial Group, Inc.	32	192,592
Siam City Bank PCL NVDR	427,100	213,704
Unicredito Italiano Spa	32,800	339,272
Wachovia Corp.	22,554	1,252,649
		3,267,155
Diversified Financial Services - 10.8%
Bank of America Corp.	94,692	4,819,823
Citigroup, Inc.	79,900	4,284,238
JPMorgan Chase & Co.	55,840	2,909,264
		12,013,325
Insurance - 8.8%
ACE Ltd.	19,700	1,171,362
AFLAC, Inc.	6,900	354,246
American International Group, Inc.	56,190	3,928,243
Axis Capital Holdings Ltd.	8,700	322,770
Everest Re Group Ltd.	5,200	523,328
Hartford Financial Services Group, Inc.	11,250	1,138,500
IPC Holdings Ltd.	21,400	641,572
Max Re Capital Ltd.	16,500	442,200
Montpelier Re Holdings Ltd.	16,900	308,594
Platinum Underwriters Holdings Ltd.	17,900	612,538
The Chubb Corp.	5,800	312,214
		9,755,567
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	2,400	254,040
Annaly Capital Management, Inc.	19,200	305,472
Developers Diversified Realty Corp.	4,400	286,440
Duke Realty LP	5,500	237,105
General Growth Properties, Inc.	13,550	865,168
		1,948,225
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	14,000	434,104
Thrifts & Mortgage Finance - 3.3%
BankUnited Financial Corp. Class A	15,200	329,080
Countrywide Financial Corp.	20,000	741,600
Fannie Mae	19,760	1,164,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	19,600	$ 261,072
New York Community Bancorp, Inc.	14,200	247,932
People's United Financial, Inc.	13,000	258,830
Radian Group, Inc.	6,600	383,526
Washington Federal, Inc.	13,964	331,086
		3,717,385
TOTAL FINANCIALS		36,505,876
HEALTH CARE - 6.9%
Biotechnology - 1.6%
Amgen, Inc. (a)	19,900	1,276,386
Biogen Idec, Inc. (a)	4,700	221,887
Cephalon, Inc. (a)	2,900	230,869
		1,729,142
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	3,300	259,677
Varian Medical Systems, Inc. (a)	3,000	126,630
		386,307
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc.	8,000	363,280
UnitedHealth Group, Inc.	4,850	257,341
		620,621
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	5,550	288,933
Pharmaceuticals - 4.1%
Endo Pharmaceuticals Holdings, Inc. (a)	9,200	284,648
Johnson & Johnson	10,700	687,154
Merck & Co., Inc.	38,000	1,954,720
Pfizer, Inc.	46,900	1,240,974
Wyeth	7,650	424,575
		4,592,071
TOTAL HEALTH CARE		7,617,074
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.8%
General Dynamics Corp.	12,300	965,550
Honeywell International, Inc.	30,740	1,665,493
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	2,900	$ 155,266
United Technologies Corp.	4,300	288,659
		3,074,968
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	7,000	493,010
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	23,700	260,937
Building Products - 0.2%
Masco Corp.	8,150	221,762
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc.	20,400	272,748
Cintas Corp.	6,800	254,796
Robert Half International, Inc.	8,200	273,060
The Brink's Co.	5,950	377,825
		1,178,429
Construction & Engineering - 0.3%
Fluor Corp.	3,450	329,889
Electrical Equipment - 0.3%
SolarWorld AG	3,200	271,435
Industrial Conglomerates - 3.7%
General Electric Co.	87,680	3,231,885
Siemens AG sponsored ADR	2,300	278,231
Tyco International Ltd.	19,800	646,074
		4,156,190
Machinery - 0.5%
Dover Corp.	6,600	317,592
Oshkosh Truck Co.	4,800	268,512
		586,104
Road & Rail - 0.3%
Ryder System, Inc.	5,300	278,992
TOTAL INDUSTRIALS		10,851,716
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.1%
Comverse Technology, Inc. (a)	11,000	249,480
Harris Corp.	7,500	385,125
Motorola, Inc.	33,000	571,890
		1,206,495
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.8%
Hewlett-Packard Co.	26,850	$ 1,131,459
International Business Machines Corp.	9,700	991,437
QLogic Corp. (a)	12,800	228,864
Seagate Technology	13,900	307,885
Sun Microsystems, Inc. (a)	95,200	496,944
		3,156,589
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	9,100	312,767
Flextronics International Ltd. (a)	26,400	294,360
Motech Industries, Inc.	22,000	273,056
		880,183
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	600	282,828
IT Services - 0.5%
Infosys Technologies Ltd. sponsored ADR	2,100	109,935
The Western Union Co.	12,000	252,600
Unisys Corp. (a)	29,798	233,616
		596,151
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	15,600	215,592
Analog Devices, Inc.	6,200	239,444
Applied Materials, Inc.	13,200	253,704
Intel Corp.	21,100	453,650
National Semiconductor Corp.	9,300	244,590
ON Semiconductor Corp. (a)	4,500	48,195
Volterra Semiconductor Corp. (a)	10,400	164,424
		1,619,599
Software - 0.3%
Microsoft Corp.	10,600	317,364
TOTAL INFORMATION TECHNOLOGY		8,059,209
MATERIALS - 2.3%
Chemicals - 0.6%
Agrium, Inc.	7,300	282,950
Chemtura Corp.	18,400	202,952
Dyno Nobel Ltd.	110,200	221,468
		707,370
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.7%
Arcelor Mittal	6,700	$ 357,914
Carpenter Technology Corp.	2,800	339,836
Freeport-McMoRan Copper & Gold, Inc. Class B	7,500	503,700
Meridian Gold, Inc. (a)	13,300	335,825
Reliance Steel & Aluminum Co.	5,800	344,520
		1,881,795
TOTAL MATERIALS		2,589,165
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	129,437	5,011,798
Cincinnati Bell, Inc.	58,300	295,581
Verizon Communications, Inc.	31,450	1,200,761
		6,508,140
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	6,600	250,800
TOTAL TELECOMMUNICATION SERVICES		6,758,940
UTILITIES - 4.5%
Electric Utilities - 2.0%
DPL, Inc.	7,100	222,585
E.ON AG sponsored ADR	6,000	300,780
Entergy Corp.	7,800	882,492
PPL Corp.	12,400	540,764
Reliant Energy, Inc. (a)	12,200	271,694
		2,218,315
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	19,300	424,407
Constellation Energy Group, Inc.	11,200	998,144
NRG Energy, Inc.	3,300	260,568
		1,683,119
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.0%
CMS Energy Corp.	11,600	$ 214,832
Public Service Enterprise Group, Inc.	10,500	907,725
		1,122,557
TOTAL UTILITIES		5,023,991
TOTAL COMMON STOCKS (Cost $98,252,878)		110,610,507
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 5.29% (b)	1,010,948	1,010,948
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	636,400	636,400
TOTAL MONEY MARKET FUNDS (Cost $1,647,348)		1,647,348
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $99,900,226)		112,257,855
NET OTHER ASSETS - (1.0)%		(1,075,505)
NET ASSETS - 100%		$ 111,182,350
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,720 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,568
Fidelity Securities Lending Cash Central Fund	586
Total	$ 35,154
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.5%
Cayman Islands	2.7%
Bermuda	2.6%
Canada	2.2%
United Kingdom	2.1%
Switzerland	1.5%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $630,274) - See accompanying schedule: Unaffiliated issuers (cost $98,252,878)	$ 110,610,507
Fidelity Central Funds (cost $1,647,348)	1,647,348
Total Investments (cost $99,900,226)		$ 112,257,855
Receivable for investments sold		1,265,034
Receivable for fund shares sold		411,312
Dividends receivable		121,951
Distributions receivable from Fidelity Central Funds		4,801
Prepaid expenses		153
Receivable from investment adviser for expense reductions		14,032
Other receivables		1,401
Total assets		114,076,539

Liabilities
Payable to custodian bank	$ 32,241
Payable for investments purchased	1,729,538
Payable for fund shares redeemed	343,564
Accrued management fee	50,147
Distribution fees payable	40,510
Other affiliated payables	25,493
Other payables and accrued expenses	36,296
Collateral on securities loaned, at value	636,400
Total liabilities		2,894,189

Net Assets		$ 111,182,350
Net Assets consist of:
Paid in capital		$ 95,013,258
Undistributed net investment income		176,622
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,635,563
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,356,907
Net Assets		$ 111,182,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,897,044 ÷ 2,829,834 shares)	$ 15.87

Maximum offering price per share (100/94.25 of $15.87)	$ 16.84
Class T: Net Asset Value and redemption price per share ($45,922,797 ÷ 2,908,688 shares)	$ 15.79

Maximum offering price per share (100/96.50 of $15.79)	$ 16.36
Class B: Net Asset Value and offering price per share ($6,886,560 ÷ 441,213 shares)A	$ 15.61

Class C: Net Asset Value and offering price per share ($9,108,121 ÷ 584,508 shares)A	$ 15.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,367,828 ÷ 273,835 shares)	$ 15.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 894,887
Interest		334
Income from Fidelity Central Funds		35,154
Total income		930,375

Expenses
Management fee	$ 241,789
Transfer agent fees	117,287
Distribution fees	205,385
Accounting and security lending fees	17,084
Custodian fees and expenses	27,551
Independent trustees' compensation	114
Registration fees	39,372
Audit	23,648
Legal	500
Miscellaneous	8,040
Total expenses before reductions	680,770
Expense reductions	(49,706)	631,064
Net investment income (loss)		299,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,726,137
Foreign currency transactions	18,705
Total net realized gain (loss)		3,744,842
Change in net unrealized appreciation (depreciation) on: Investment securities	4,996,020
Assets and liabilities in foreign currencies	(765)
Total change in net unrealized appreciation (depreciation)		4,995,255
Net gain (loss)		8,740,097
Net increase (decrease) in net assets resulting from operations		$ 9,039,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 299,311	$ 122,196
Net realized gain (loss)	3,744,842	3,362,048
Change in net unrealized appreciation (depreciation)	4,995,255	3,767,996
Net increase (decrease) in net assets resulting from operations	9,039,408	7,252,240
Distributions to shareholders from net investment income	(203,521)	(41,743)
Distributions to shareholders from net realized gain	(3,080,076)	(968,807)
Total distributions	(3,283,597)	(1,010,550)
Share transactions - net increase (decrease)	44,482,111	16,012,456
Total increase (decrease) in net assets	50,237,922	22,254,146

Net Assets
Beginning of period	60,944,428	38,690,282
End of period (including undistributed net investment income of $176,622 and undistributed net investment income of $86,603, respectively)	$ 111,182,350	$ 60,944,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 13.22	$ 11.70	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.06	.01	- J
Net realized and unrealized gain (loss)	1.52	2.15	1.51	1.32	.37
Total from investment operations	1.59	2.23	1.57	1.33	.37
Distributions from net investment income	(.09)	(.04)	(.04)	-	-
Distributions from net realized gain	(.71)	(.33)	(.01)	-	-
Total distributions	(.80)	(.37)	(.05)	-	-
Net asset value, end of period	$ 15.87	$ 15.08	$ 13.22	$ 11.70	$ 10.37
Total Return B,C, D	10.93%	17.20%	13.40%	12.83%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.41%	1.50%	3.39%	5.52% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.30%	1.50%	1.75% A
Expenses net of all reductions	1.24% A	1.24%	1.26%	1.47%	1.73% A
Net investment income (loss)	.92% A	.54%	.48%	.11%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,897	$ 15,398	$ 7,121	$ 4,000	$ 1,123
Portfolio turnover rate G	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 13.14	$ 11.67	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.04	.03	(.02)	(.01)
Net realized and unrealized gain (loss)	1.50	2.15	1.48	1.33	.37
Total from investment operations	1.55	2.19	1.51	1.31	.36
Distributions from net investment income	(.04)	(.01)	(.03)	-	-
Distributions from net realized gain	(.71)	(.33)	(.01)	-	-
Total distributions	(.75)	(.34)	(.04)	-	-
Net asset value, end of period	$ 15.79	$ 14.99	$ 13.14	$ 11.67	$ 10.36
Total Return B, C, D	10.74%	16.93%	12.96%	12.64%	3.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.65%	1.72%	3.30%	5.77% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.55%	1.75%	2.00% A
Expenses net of all reductions	1.49% A	1.49%	1.51%	1.72%	1.98% A
Net investment income (loss)	.67% A	.29%	.23%	(.14)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,923	$ 30,607	$ 21,580	$ 13,340	$ 1,546
Portfolio turnover rate G	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.99	$ 11.59	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.49	2.13	1.46	1.32	.37
Total from investment operations	1.50	2.10	1.43	1.25	.34
Distributions from net investment income	-	-	(.02)	-	-
Distributions from net realized gain	(.70)	(.28)	(.01)	-	-
Total distributions	(.70)	(.28)	(.03)	-	-
Net asset value, end of period	$ 15.61	$ 14.81	$ 12.99	$ 11.59	$ 10.34
Total Return B, C, D	10.49%	16.38%	12.35%	12.09%	3.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.16% A	2.23%	2.31%	4.33%	6.24% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.25%	2.50% A
Expenses net of all reductions	1.99% A	1.99%	2.01%	2.22%	2.48% A
Net investment income (loss)	.17% A	(.21)%	(.27)%	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,887	$ 5,734	$ 4,240	$ 2,560	$ 1,125
Portfolio turnover rate G	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 12.99	$ 11.58	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.48	2.13	1.47	1.31	.37
Total from investment operations	1.49	2.10	1.44	1.24	.34
Distributions from net investment income	-	-	(.02)	-	-
Distributions from net realized gain	(.71)	(.29)	(.01)	-	-
Total distributions	(.71)	(.29)	(.03)	-	-
Net asset value, end of period	$ 15.58	$ 14.80	$ 12.99	$ 11.58	$ 10.34
Total ReturnB, C, D	10.43%	16.38%	12.45%	11.99%	3.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.22%	2.30%	4.39%	6.24% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.25%	2.50% A
Expenses net of all reductions	1.99% A	1.99%	2.01%	2.22%	2.48% A
Net investment income (loss)	.17% A	(.21)%	(.27)%	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,108	$ 7,004	$ 3,892	$ 1,815	$ 1,069
Portfolio turnover rate G	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.17	$ 13.28	$ 11.75	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.11	.09	.04	.01
Net realized and unrealized gain (loss)	1.51	2.18	1.49	1.33	.37
Total from investment operations	1.60	2.29	1.58	1.37	.38
Distributions from net investment income	(.11)	(.07)	(.04)	-	-
Distributions from net realized gain	(.71)	(.33)	(.01)	-	-
Total distributions	(.82)	(.40)	(.05)	-	-
Net asset value, end of period	$ 15.95	$ 15.17	$ 13.28	$ 11.75	$ 10.38
Total Return B, C	10.99%	17.58%	13.47%	13.20%	3.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.04%	1.14%	3.41%	5.27% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.06%	1.25%	1.50% A
Expenses net of all reductions	.99% A	.99%	1.02%	1.22%	1.48% A
Net investment income (loss)	1.17% A	.79%	.72%	.36%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,368	$ 2,201	$ 1,857	$ 1,282	$ 1,038
Portfolio turnover rate F	95% A	91%	86%	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 17, 2003 (commencement of operations) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,515,571
Unrealized depreciation	(1,266,094)
Net unrealized appreciation (depreciation)	$ 12,249,477

Cost for federal income tax purposes	$ 100,008,378

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $81,976,176 and $40,175,740, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On May 16, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

June 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (May, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,706	$ 16,155
Class T	.25%	.25%	94,276	1,878
Class B	.75%	.25%	33,371	26,082
Class C	.75%	.25%	40,032	17,459
			$ 205,385	$ 61,574

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,750
Class T	7,111
Class B*	3,941
Class C*	673
$ 35,475

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 40,076.27
Class T	49,458.26
Class B	10,918.33
Class C	12,843.32
Institutional Class	3,992.22
	$ 117,287

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $666 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $586.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 15,451
Class T	1.50%	18,222
Class B	2.00%	5,379
Class C	2.00%	6,202
Institutional Class	1.00%	1,003
		$ 46,257

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,446 for the period. In addition,

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9. Expense Reductions - continued

through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

During the period, these credits reduced the Fund's custody expenses by $28. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 100
Institutional Class	5
$ 105

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

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Notes to Financial Statements (Unaudited) - continued

10. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 95,578	$ 22,293
Class T	84,209	9,977
Institutional Class	23,734	9,473
Total	$ 203,521	$ 41,743
From net realized gain
Class A	$ 798,354	$ 186,144
Class T	1,494,717	555,326
Class B	288,272	92,178
Class C	346,919	88,629
Institutional Class	151,814	46,530
Total	$ 3,080,076	$ 968,807

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	2,001,074	659,673	$ 30,077,925	$ 9,418,722
Reinvestment of distributions	58,930	14,943	865,688	203,973
Shares redeemed	(251,032)	(192,331)	(3,799,043)	(2,708,463)
Net increase (decrease)	1,808,972	482,285	$ 27,144,570	$ 6,914,232

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12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class T
Shares sold	868,981	787,206	$ 13,041,426	$ 11,194,933
Reinvestment of distributions	102,412	39,036	1,498,284	530,894
Shares redeemed	(105,200)	(426,412)	(1,586,457)	(5,998,651)
Net increase (decrease)	866,193	399,830	$ 12,953,253	$ 5,727,176
Class B
Shares sold	160,898	203,112	$ 2,385,576	$ 2,847,587
Reinvestment of distributions	18,230	6,282	264,152	84,800
Shares redeemed	(125,091)	(148,531)	(1,862,619)	(2,076,164)
Net increase (decrease)	54,037	60,863	$ 787,109	$ 856,223
Class C
Shares sold	170,726	243,177	$ 2,541,554	$ 3,406,535
Reinvestment of distributions	22,854	6,465	330,692	87,218
Shares redeemed	(82,460)	(75,797)	(1,227,498)	(1,054,786)
Net increase (decrease)	111,120	173,845	$ 1,644,748	$ 2,438,967
Institutional Class
Shares sold	165,955	34,102	$ 2,527,537	$ 488,410
Reinvestment of distributions	11,218	3,384	165,468	46,355
Shares redeemed	(48,494)	(32,226)	(740,574)	(458,907)
Net increase (decrease)	128,679	5,260	$ 1,952,431	$ 75,858

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Proxy Voting Results

A special meeting of the fund's shareholders was held on May 16, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 5

To approve an amended management contract that includes adding a performance adjustment component to the management fee for Fidelity Advisor Value Leaders Fund and giving the Trustees the authority to change the fund's performance adjustment index going forward, without shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	38,960,236.61	76.714
Against	9,114,994.43	17.947
Abstain	2,711,252.32	5.339
TOTAL	50,786,483.36	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Leaders Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the fund's management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 1000 Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-year period ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for the period shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during the 36-month period ended October 31, 2006.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 2.9 basis points. As a result, the fund's hypothetical management fee would have been 2.9 basis points ($0.01 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

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Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AVLFI-USAN-0607
1.800658.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 20, 2007